UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

Jackson Variable Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan, 48951

(Address of principal executive offices) (Zip code)

Mark D. Nerud

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ending June 30, 2017

Jackson Variable Series Trust®

•  Master Feeder Funds and Funds of Funds

•  Sub-Advised Funds

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Retirement Latitudes®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, Perspective AdvantageSM, Perspective Focus®, Fifth Third Perspective, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York) Perspective II (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective L Series (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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CMV13471 06/17

Jackson Variable Series Trust (Unaudited)

June 30, 2017

President’s Letter

Dear Investor,

Enclosed is the semiannual report for the Jackson Variable Series Trust for the six months ended June 30, 2017.

U.S. equity markets surged out of the gate in 2017 thanks in part to positive corporate earnings growth as well as a continuation of the fourth quarter 2016 “Trump Bump” post-election rally. The euphoria subsided beginning in March, however, as Congress experienced difficulties in getting health care reform passed, questions have been raised about the prospects for other expected government actions, particularly tax reform. Somewhat surprisingly, international stocks soared even higher, and continued their rally into the second quarter of the year as concerns about a populist political revolt against the European Union didn’t pan out while economic data improved in a number of developed markets, including Japan.

In the U.S., the second quarter was relatively quiet as both equities and bonds marched steadily higher. The persistent theme during the period was the lack of volatility, with the so-called “fear index”—the Chicago Board Options Exchange Volatility Index—reaching, and mostly staying, near all-time lows. The lack of volatility was largely unanticipated in the face of perceived U.S. government gridlock stalling hoped for growth initiatives and the U.S. Federal Reserve (“Fed”) raising interest rates for the third time in seven months in June. The one notable area of weakness was in energy, where oil prices finished the quarter off more than 20% from its early 2017 highs.

Against this backdrop, the S&P 500 Index gained 9.34% during the six-month period, with large-cap stocks modestly beating mid-caps and small-cap stocks noticeably lagging after a strong fourth quarter 2016 rally. In general, growth equities outpaced value-oriented stocks (as measured by the Russell series of indexes) by a significant margin, ranging from roughly 600 basis points (“bps”) in mid-caps to nearly 1000 bps for small- and large-caps. On a sector level, information technology stocks led the way, mainly powered by the so-called FANG stocks—Facebook, Apple, Netflix, and Google (now trading under parent company Alphabet)—which have quickly come to dominate the space. Information technology was closely followed by health care, which surged higher despite the uncertainty surrounding health care reform in Washington. Telecommunications and energy both delivered double-digit negative returns during the period, as the only sectors to post losses. Oil prices declined on increasing supply and decreasing demand, hitting energy-related companies hard.

The MSCI EAFE (“Europe, Australasia & Far East”) Index, representing developed market international equites, gained 13.81% during the period. Fears of populist uprisings against globalization and the Euro fizzled out after elections in Germany and France largely backed mainstream Euro-centric candidates, while growth and employment data continued to positively surprise. Emerging markets equities did even better as the MSCI Emerging Markets Index surged 18.43% despite political turmoil in Brazil and a drop in oil revenues in Russia and elsewhere. Renewed strength overseas was reflected in the sluggish U.S. Dollar, which has softened since hitting a 13-year high at the end of 2016.

The bond market remained strong, especially considering the expectation and realization of another two Fed interest rate hikes during the first six months of the year. Similar to equities, global bonds led the way with the Bloomberg Barclays Global Aggregate Bond Index up 4.41% compared with a gain of 2.27% for the Bloomberg Barclays U.S. Aggregate Bond Index. Corporate credit and high-yield bonds continued to perform well given their higher yields and lesser sensitivity to short-term rate hikes, though tighter spreads relative to government bonds make them less attractive from a valuation standpoint. Treasury Inflation-Protected Securities lost ground during the second quarter on tepid inflation data, though eked out modest gains for the year-to-date period through June 30.

Liquid alternative investments trailed both equities and bonds overall, with the Wilshire Liquid Alternative Index gaining a relatively modest 2.09% during the first six months of the year. The hedged equity component of the index came out on top despite a lackluster second quarter as active security selection seemed to suffer from the market’s lack of volatility. The global macro segment suffered as managed futures strategies continued to struggle amid a market lacking consistent underlying trends.

Looking ahead to the remainder of 2017, some market commentators have taken to calling the recent period of low unemployment and low inflation a Goldilocks economy. Positive economic data combined with improved company earnings reports, likely aided by a weakened U.S. Dollar, have propelled markets to new highs even as the government struggles to enact reforms to help stimulate more robust growth. This, however, has made it difficult to find attractive areas in which to invest as, after eight-plus years of loose monetary policy cheap capital has found its way to virtually every corner of the marketplace—bidding up prices and limiting potential buying opportunities—and record measures of low volatility may just be the calm before an impending storm. Although company earnings remain healthy, and we are inclined to be cautiously optimistic in the near-term, extended periods of cheap capital chasing assets have not ended well historically. Thus, we would caution investors to prepare for a variety of scenarios by building fully diversified portfolios to help dampen the impact of potential shocks to the market while still benefitting from the long-term appreciation of securities markets.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

Jackson Variable Series Trust

1

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2017

JNAM Guidance – Interest Rate Opportunities Fund

Composition as of June 30, 2017:
Alternative	35.0%
Domestic Fixed Income	47.0
Global Fixed Income	13.0
International Fixed Income	5.0
Total Investments	100.0%

JNAM Guidance – Conservative Fund

Composition as of June 30, 2017:
Alternative	13.5%
Domestic Balanced	7.8
Domestic Equity	9.2
Domestic Fixed Income	50.3
Emerging Markets Equity	1.0
Global Balanced	3.0
Global Equity	3.0
Global Fixed Income	7.2
International Equity	2.0
International Fixed Income	3.0
Total Investments	100.0%

JNAM Guidance – Moderate Fund

Composition as of June 30, 2017:
Alternative	14.0%
Domestic Balanced	9.8
Domestic Equity	16.5
Domestic Fixed Income	36.0
Emerging Markets Equity	2.2
Global Balanced	5.0
Global Equity	3.5
Global Fixed Income	5.5
International Equity	5.0
International Fixed Income	2.5
Total Investments	100.0%

JNAM Guidance – Growth Fund

Composition as of June 30, 2017:
Alternative	15.9%
Domestic Balanced	5.5
Domestic Equity	36.6
Domestic Fixed Income	13.0
Emerging Markets Equity	4.3
Global Balanced	5.0
Global Equity	5.0
Global Fixed Income	2.0
International Equity	11.2
International Fixed Income	1.5
Total Investments	100.0%

JNAM Guidance – Moderate Growth Fund

Composition as of June 30, 2017:
Alternative	14.9%
Domestic Balanced	9.8
Domestic Equity	27.3
Domestic Fixed Income	22.5
Emerging Markets Equity	3.2
Global Balanced	5.0
Global Equity	4.0
Global Fixed Income	3.0
International Equity	8.3
International Fixed Income	2.0
Total Investments	100.0%

JNAM Guidance – Maximum Growth Fund

Composition as of June 30, 2017:
Alternative	10.4%
Domestic Equity	51.6
Domestic Fixed Income	8.7
Emerging Markets Equity	5.5
Global Equity	7.1
Global Fixed Income	1.2
International Equity	14.5
International Fixed Income	1.0
Total Investments	100.0%

JNAM Guidance – Alt 100 Fund

Composition as of June 30, 2017:
Alternative	100.0%
Total Investments	100.0%

JNAM Guidance – Equity 100 Fund

Composition as of June 30, 2017:
Domestic Balanced	10.0%
Domestic Equity	52.7
Emerging Markets Equity	6.3
Global Equity	8.8
International Equity	22.2
Total Investments	100.0%

JNAM Guidance – Fixed Income 100 Fund

Composition as of June 30, 2017:
Alternative	6.0%
Domestic Fixed Income	68.5
Global Fixed Income	17.5
International Fixed Income	8.0
Total Investments	100.0%

JNAM Guidance – Real Assets Fund

Composition as of June 30, 2017:
Alternative	66.1%
Domestic Fixed Income	33.9
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2017:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2017:
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to the Financial Statements.

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNAM Guidance – Interest Rate Opportunities Fund
INVESTMENT COMPANIES 100.0%
Alternative 35.0%
JNL Multi-Manager Alternative Fund - Class A (0.3%) (a)	248	$2,459
JNL/BlackRock Global Long Short Credit Fund (1.1%) (a)	255	2,460
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	287	2,879
JNL/FAMCO Flex Core Covered Call Fund (1.5%) (a)	168	2,043
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	203	2,029
JNL/PPM America Long Short Credit Fund (1.6%) (a)	270	2,464
		14,334
Domestic Fixed Income 47.0%
JNL/Crescent High Income Fund - Class A (0.7%) (a)	452	4,912
JNL/DoubleLine Total Return Fund (0.2%) (a)	445	4,895
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	209	2,039
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	306	3,279
JNL/Scout Unconstrained Bond Fund - Class A (0.4%) (a)	407	4,096
		19,221
Global Fixed Income 13.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	494	5,312
International Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (0.5%) (a)	185	2,040
Total Investment Companies (cost $40,220)		40,907
Total Investments 100.0% (cost $40,220)		40,907
Other Assets and Liabilities, Net (0.0)%		(8)
Total Net Assets 100.0%		$40,899

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 13.5%
JNL Multi-Manager Alternative Fund - Class A (0.5%) (a)	499	$4,943
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	405	3,233
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.9%) (a)	587	6,172
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.4%) (a)	165	1,652
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	451	4,497
JNL/Westchester Capital Event Driven Fund - Class A (0.5%) (a)	163	1,650
		22,147
Domestic Balanced 7.8%
JNL/T. Rowe Price Capital Appreciation Fund (0.7%) (a)	926	12,763
Domestic Equity 9.2%
JNL Multi-Manager Mid Cap Fund - Class A (0.5%) (a)	360	4,127
JNL Multi-Manager Small Cap Growth Fund - Class A (0.1%) (a)	53	1,235
JNL Multi-Manager Small Cap Value Fund - Class A (0.1%) (a)	55	827
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (0.5%) (a)	369	5,308
JNL/T. Rowe Price Established Growth Fund - Class A (0.0%) (a)	89	3,685
		15,182
Domestic Fixed Income 50.3%
JNL/Crescent High Income Fund - Class A (0.7%) (a)	455	4,945
JNL/DoubleLine Total Return Fund (1.1%) (a)	2,464	27,080
JNL/PIMCO Credit Income Fund (2.6%) (a)	980	11,488
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	504	4,921
	Shares	Value
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	176	2,475
JNL/PPM America Total Return Fund - Class A (1.4%) (a)	1,538	18,490
JNL/Scout Unconstrained Bond Fund - Class A (1.2%) (a)	1,308	13,175
		82,574
Emerging Markets Equity 1.0%
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.4%) (a)	161	1,645
Global Balanced 3.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (0.2%) (a)	402	4,936
Global Equity 3.0%
JNL/Epoch Global Shareholder Yield Fund (7.2%) (a)	396	4,908
Global Fixed Income 7.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.7%) (a)	1,107	11,913
International Equity 2.0%
JNL/Causeway International Value Select Fund - Class A (0.1%) (a)	107	1,648
JNL/WCM Focused International Equity Fund (0.1%) (a)	124	1,634
		3,282
International Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (1.1%) (a)	446	4,926
Total Investment Companies (cost $156,919)		164,276
Total Investments 100.0% (cost $156,919)		164,276
Other Assets and Liabilities, Net (0.0)%		(33)
Total Net Assets 100.0%		$164,243

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 14.0%
JNL Multi-Manager Alternative Fund - Class A (1.6%) (a)	1,486	$14,706
JNL/AQR Managed Futures Strategy Fund - Class A (1.5%) (a)	1,109	8,864
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.6%) (a)	1,614	16,958
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.2%) (a)	904	9,062
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	562	5,611
JNL/Westchester Capital Event Driven Fund - Class A (2.4%) (a)	782	7,928
		63,129
Domestic Balanced 9.8%
JNL/T. Rowe Price Capital Appreciation Fund (2.4%) (a)	3,202	44,124
Domestic Equity 16.5%
JNL Multi-Manager Mid Cap Fund - Class A (2.0%) (a)	1,581	18,130
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	196	4,525
JNL Multi-Manager Small Cap Value Fund - Class A (0.3%) (a)	227	3,396
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.4%) (a)	1,871	26,921
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	515	21,357
		74,329
Domestic Fixed Income 36.0%
JNL/Crescent High Income Fund - Class A (1.6%) (a)	1,040	11,310
JNL/DoubleLine Total Return Fund (2.3%) (a)	5,335	58,636
JNL/PIMCO Credit Income Fund (5.2%) (a)	1,925	22,563
JNL/PIMCO Real Return Fund - Class A (0.5%) (a)	1,039	10,144
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	323	4,528

See accompanying Notes to Financial Statements.

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/PPM America Total Return Fund - Class A (2.2%) (a)	2,348	28,227
JNL/Scout Unconstrained Bond Fund - Class A (2.4%) (a)	2,694	27,128
		162,536
Emerging Markets Equity 2.2%
JNL/Lazard Emerging Markets Fund - Class A (0.6%) (a)	555	5,664
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.2%) (a)	444	4,532
		10,196
Global Balanced 5.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (1.0%) (a)	1,839	22,586
Global Equity 3.5%
JNL/Epoch Global Shareholder Yield Fund (23.2%) (a)	1,269	15,749
Global Fixed Income 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.4%) (a)	2,311	24,871
International Equity 5.0%
JNL/Causeway International Value Select Fund - Class A (0.8%) (a)	732	11,296
JNL/WCM Focused International Equity Fund (1.0%) (a)	851	11,259
		22,555
International Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (2.6%) (a)	1,021	11,284
Total Investment Companies (cost $423,795)		451,359
Total Investments 100.0% (cost $423,795)		451,359
Other Assets and Liabilities, Net (0.0)%		(92)
Total Net Assets 100.0%		$451,267

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 15.9%
JNL Multi-Manager Alternative Fund - Class A (1.0%) (a)	942	$9,327
JNL/AQR Managed Futures Strategy Fund - Class A (1.0%) (a)	761	6,076
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.8%) (a)	1,105	11,615
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.8%) (a)	311	3,114
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (a)	1,620	16,165
JNL/Westchester Capital Event Driven Fund - Class A (0.9%) (a)	307	3,115
		49,412
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund (0.9%) (a)	1,238	17,064
Domestic Equity 36.6%
JNL Multi-Manager Mid Cap Fund - Class A (2.1%) (a)	1,630	18,699
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	202	4,677
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	262	3,910
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.3%) (a)	1,767	25,420
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.1%) (a)	191	3,875
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	615	25,503
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,844	31,199
		113,283
Domestic Fixed Income 13.0%
JNL/Crescent High Income Fund - Class A (0.7%) (a)	428	4,654
	Shares	Value
JNL/DoubleLine Total Return Fund (0.5%) (a)	1,267	13,920
JNL/PIMCO Credit Income Fund (1.8%) (a)	661	7,749
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	474	4,629
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (a)	924	9,309
		40,261
Emerging Markets Equity 4.3%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (a)	760	7,751
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.4%) (a)	532	5,429
		13,180
Global Balanced 5.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (0.7%) (a)	1,263	15,508
Global Equity 5.0%
JNL/Harris Oakmark Global Equity Fund - Class A (5.3%) (a)	1,415	15,626
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	576	6,202
International Equity 11.2%
JNL/Causeway International Value Select Fund - Class A (1.2%) (a)	1,106	17,082
JNL/WCM Focused International Equity Fund (1.6%) (a)	1,342	17,761
		34,843
International Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (1.1%) (a)	420	4,640
Total Investment Companies (cost $283,387)		310,019
Total Investments 100.0% (cost $283,387)		310,019
Other Assets and Liabilities, Net (0.0)%		(59)
Total Net Assets 100.0%		$309,960

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 14.9%
JNL Multi-Manager Alternative Fund - Class A (2.8%) (a)	2,652	$26,251
JNL/AQR Managed Futures Strategy Fund - Class A (2.9%) (a)	2,118	16,922
JNL/Boston Partners Global Long Short Equity Fund - Class A (4.9%) (a)	3,108	32,665
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (4.3%) (a)	1,745	17,488
JNL/Invesco Global Real Estate Fund - Class A (1.1%) (a)	2,175	21,711
JNL/Westchester Capital Event Driven Fund - Class A (4.6%) (a)	1,515	15,364
		130,401
Domestic Balanced 9.8%
JNL/T. Rowe Price Capital Appreciation Fund (4.6%) (a)	6,192	85,321
Domestic Equity 27.3%
JNL Multi-Manager Mid Cap Fund - Class A (5.1%) (a)	4,021	46,116
JNL Multi-Manager Small Cap Growth Fund - Class A (0.8%) (a)	475	10,988
JNL Multi-Manager Small Cap Value Fund - Class A (1.0%) (a)	735	10,989
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (5.0%) (a)	3,927	56,509
JNL/T. Rowe Price Established Growth Fund - Class A (0.7%) (a)	1,367	56,668
JNL/T. Rowe Price Value Fund - Class A (1.2%) (a)	3,381	57,208
		238,478
Domestic Fixed Income 22.5%
JNL/Crescent High Income Fund - Class A (3.2%) (a)	2,006	21,829
JNL/DoubleLine Total Return Fund (2.6%) (a)	5,945	65,339

See accompanying Notes to Financial Statements.

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL/PIMCO Credit Income Fund (8.0%) (a)	2,981	34,932
JNL/PIMCO Real Return Fund - Class A (1.0%) (a)	2,218	21,646
JNL/PPM America Total Return Fund - Class A (2.0%) (a)	2,176	26,152
JNL/Scout Unconstrained Bond Fund - Class A (2.3%) (a)	2,594	26,124
		196,022
Emerging Markets Equity 3.2%
JNL/Lazard Emerging Markets Fund - Class A (1.7%) (a)	1,491	15,209
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (3.5%) (a)	1,288	13,137
		28,346
Global Balanced 5.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A (1.9%) (a)	3,550	43,589
Global Equity 4.0%
JNL/Epoch Global Shareholder Yield Fund (12.8%) (a)	701	8,698
JNL/Harris Oakmark Global Equity Fund - Class A (9.0%) (a)	2,397	26,467
		35,165
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.4%) (a)	2,418	26,022
International Equity 8.3%
JNL/Causeway International Value Select Fund - Class A (2.5%) (a)	2,262	34,930
JNL/WCM Focused International Equity Fund (3.3%) (a)	2,803	37,080
		72,010
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (4.0%) (a)	1,578	17,441
Total Investment Companies (cost $805,653)		872,795
Total Investments 100.0% (cost $805,653)		872,795
Other Assets and Liabilities, Net (0.0)%		(164)
Total Net Assets 100.0%		$872,631

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Maximum Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 10.4%
JNL Multi-Manager Alternative Fund - Class A (0.6%) (a)	567	$5,615
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	451	3,600
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.8%) (a)	473	4,967
JNL/Invesco Global Real Estate Fund - Class A (0.6%) (a)	1,176	11,734
		25,916
Domestic Equity 51.6%
JNL Multi-Manager Mid Cap Fund - Class A (2.0%) (a)	1,585	18,182
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	191	4,417
JNL Multi-Manager Small Cap Value Fund - Class A (0.3%) (a)	250	3,745
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.7%) (a)	2,076	29,874
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	677	13,777
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	664	27,546
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,863	31,515
		129,056
Domestic Fixed Income 8.7%
JNL/Crescent High Income Fund - Class A (0.4%) (a)	229	2,489
JNL/DoubleLine Total Return Fund (0.3%) (a)	736	8,087
JNL/PIMCO Credit Income Fund (0.9%) (a)	320	3,746
	Shares	Value
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	252	2,463
JNL/Scout Unconstrained Bond Fund - Class A (0.4%) (a)	493	4,967
		21,752
Emerging Markets Equity 5.5%
JNL/Lazard Emerging Markets Fund - Class A (0.9%) (a)	791	8,071
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.5%) (a)	551	5,624
		13,695
Global Equity 7.1%
JNL/Harris Oakmark Global Equity Fund - Class A (6.0%) (a)	1,599	17,650
Global Fixed Income 1.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	287	3,084
International Equity 14.5%
JNL/Causeway International Value Select Fund - Class A (1.3%) (a)	1,135	17,533
JNL/WCM Focused International Equity Fund (1.7%) (a)	1,418	18,758
		36,291
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (0.6%) (a)	225	2,490
Total Investment Companies (cost $223,499)		249,934
Total Investments 100.0% (cost $223,499)		249,934
Other Assets and Liabilities, Net (0.0)%		(51)
Total Net Assets 100.0%		$249,883

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class A (5.7%) (a)	5,363	$53,091
JNL/AQR Managed Futures Strategy Fund - Class A (7.7%) (a)	5,621	44,909
JNL/BlackRock Global Long Short Credit Fund (10.7%) (a)	2,571	24,787
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.6%) (a)	6,047	63,557
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.2%) (a)	882	12,361
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (9.2%) (a)	3,716	37,235
JNL/Invesco Global Real Estate Fund - Class A (1.1%) (a)	2,271	22,662
JNL/Neuberger Berman Currency Fund (11.9%) (a)	1,806	17,714
JNL/Nicholas Convertible Arbitrage Fund (10.2%) (a)	2,730	28,282
JNL/PPM America Long Short Credit Fund (8.0%) (a)	1,359	12,408
JNL/Westchester Capital Event Driven Fund - Class A (10.5%) (a)	3,494	35,434
Total Investment Companies (cost $362,082)		352,440
Total Investments 100.0% (cost $362,082)		352,440
Other Assets and Liabilities, Net (0.0)%		(80)
Total Net Assets 100.0%		$352,360

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Equity 100 Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 10.0%
JNL/T. Rowe Price Capital Appreciation Fund (0.5%) (a)	645	$8,885
Domestic Equity 52.7%
JNL Multi-Manager Mid Cap Fund - Class A (0.6%) (a)	466	5,341

See accompanying Notes to Financial Statements.

5

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL Multi-Manager Small Cap Growth Fund - Class A (0.1%) (a)	77	1,780
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	119	1,785
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.1%) (a)	829	11,925
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	192	7,964
JNL/T. Rowe Price Value Fund - Class A (0.2%) (a)	670	11,335
JNL/The London Company Focused U.S. Equity Fund (4.1%) (a)	490	6,634
		46,764
Emerging Markets Equity 6.3%
JNL/Lazard Emerging Markets Fund - Class A (0.3%) (a)	306	3,123
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.6%) (a)	240	2,452
		5,575
Global Equity 8.8%
JNL/Epoch Global Shareholder Yield Fund (3.6%) (a)	195	2,423
JNL/Harris Oakmark Global Equity Fund - Class A (1.8%) (a)	485	5,360
		7,783
International Equity 22.2%
JNL/Causeway International Value Select Fund - Class A (0.5%) (a)	447	6,904
JNL/Lazard International Strategic Equity Fund (4.9%) (a)	219	2,662
JNL/WCM Focused International Equity Fund (0.9%) (a)	769	10,170
		19,736
Total Investment Companies (cost $77,361)		88,743
Total Investments 100.0% (cost $77,361)		88,743
Other Assets and Liabilities, Net (0.0)%		(18)
Total Net Assets 100.0%		$88,725

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Fixed Income 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.0%) (a)	414	$4,153
Domestic Fixed Income 68.5%
JNL/Crescent High Income Fund - Class A (0.5%) (a)	318	3,458
JNL/DoubleLine Total Return Fund (0.5%) (a)	1,256	13,806
JNL/PIMCO Credit Income Fund (1.2%) (a)	442	5,179
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	353	3,450
JNL/PPM America Floating Rate Income Fund - Class A (0.1%) (a)	194	2,076
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	148	2,076
JNL/PPM America Total Return Fund - Class A (0.8%) (a)	862	10,366
JNL/Scout Unconstrained Bond Fund - Class A (0.6%) (a)	687	6,915
		47,326
Global Fixed Income 17.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (a)	804	8,647
JNL/Neuberger Berman Strategic Income Fund - Class A (0.5%) (a)	310	3,457
		12,104
International Fixed Income 8.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A (1.3%) (a)	500	5,523
Total Investment Companies (cost $67,363)		69,106
Total Investments 100.0% (cost $67,363)		69,106
Other Assets and Liabilities, Net (0.0)%		(14)
Total Net Assets 100.0%		$69,092
	Shares	Value

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNAM Guidance – Real Assets Fund
INVESTMENT COMPANIES 100.0%
Alternative 66.1%
JNL/BlackRock Global Natural Resources Fund - Class A (0.1%) (a)	147	$1,148
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	121	1,700
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	61	611
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	243	2,422
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (8.1%) (a)	93	1,176
JNL/Van Eck International Gold Fund (1.5%) (a)	94	974
		8,031
Domestic Fixed Income 33.9%
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	423	4,127
Total Investment Companies (cost $12,482)		12,158
Total Investments 100.0% (cost $12,482)		12,158
Other Assets and Liabilities, Net (0.0)%		(2)
Total Net Assets 100.0%		$12,156

(a) The Fund's percentage ownership of the underlying affiliated fund at June 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	4,883	$135,220
Total Investment Companies (cost $131,060)		135,220
Total Investments 100.0% (cost $131,060)		135,220
Other Assets and Liabilities, Net (0.0)%		(40)
Total Net Assets 100.0%		$135,180

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	4,526	$317,151
Total Investment Companies (cost $323,152)		317,151
Total Investments 100.0% (cost $323,152)		317,151
Other Assets and Liabilities, Net (0.0)%		(89)
Total Net Assets 100.0%		$317,062

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

6

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNAM Guidance – Interest Rate Opportunities Fund	JNAM Guidance – Conservative Fund	JNAM Guidance – Moderate Fund	JNAM Guidance – Growth Fund	JNAM Guidance – Moderate Growth Fund	JNAM Guidance – Maximum Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	40,907	164,276	451,359	310,019	872,795	249,934
Total investments, at value (c)	40,907	164,276	451,359	310,019	872,795	249,934
Receivable for:
Investment securities sold	—	—	48	23	135	—
Fund shares sold	27	36	13	90	48	39
Other assets	1	3	8	5	19	5
Total assets	40,935	164,315	451,428	310,137	872,997	249,978
Liabilities
Payable for:
Advisory fees	5	20	56	38	93	31
Administrative fees	2	7	19	13	36	10
Investment securities purchased	19	17	—	—	—	31
Fund shares redeemed	8	19	61	113	183	8
Trustee fees	1	6	16	7	37	10
Chief compliance officer fees	—	—	—	—	1	—
Other expenses	1	3	9	6	16	5
Total liabilities	36	72	161	177	366	95
Net assets	$40,899	$164,243	$451,267	$309,960	$872,631	$249,883
Net assets consist of:
Paid-in capital *	$40,212	$156,886	$423,703	$283,328	$805,489	$223,448
Net unrealized appreciation (depreciation) on
investments	687	7,357	27,564	26,632	67,142	26,435
	$40,899	$164,243	$451,267	$309,960	$872,631	$249,883
Shares outstanding (no par values), unlimited
shares authorized	4,143	14,314	35,796	24,861	67,097	18,090
Net asset value per share	$9.87	$11.47	$12.61	$12.47	$13.01	$13.81
(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	40,220	156,919	423,795	283,387	805,653	223,499
(c) Total investments, at cost	$40,220	$156,919	$423,795	$283,387	$805,653	$223,499

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

7

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNAM Guidance – Alt 100 Fund	JNAM Guidance – Equity 100 Fund	JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Real Assets Fund	JNL/American Funds Global Growth Fund(d)	JNL/American Funds Growth Fund(d)
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$135,220	$317,151
Investments - affiliated, at value (b)	352,440	88,743	69,106	12,158	—	—
Total investments, at value (c)	352,440	88,743	69,106	12,158	135,220	317,151
Receivable for:
Investment securities sold	155	—	39	—	—	42
Fund shares sold	85	25	8	2	78	65
Receivable from adviser	—	—	—	—	67	149
Other assets	10	2	1	1	2	3
Total assets	352,690	88,770	69,154	12,161	135,367	317,410
Liabilities
Payable for:
Advisory fees	44	11	8	2	89	221
Administrative fees	15	4	3	1	11	—
12b-1 fees	—	—	—	—	4	10
Investment securities purchased	—	14	—	2	47	—
Fund shares redeemed	240	11	47	—	32	107
Trustee fees	24	3	3	—	2	5
Other expenses	7	2	1	—	2	5
Total liabilities	330	45	62	5	187	348
Net assets	$352,360	$88,725	$69,092	$12,156	$135,180	$317,062
Net assets consist of:
Paid-in capital *	$362,002	$77,343	$67,349	$12,480	$122,735	$323,063
Undistributed net investment income (loss)	—	—	—	—	781	—
Accumulated net realized gain (loss)	—	—	—	—	7,504	—
Net unrealized appreciation (depreciation) on
investments	(9,642)	11,382	1,743	(324)	4,160	(6,001)
	$352,360	$88,725	$69,092	$12,156	$135,180	$317,062
Shares outstanding (no par values), unlimited
shares authorized	34,189	6,421	6,723	1,291	9,717	16,445
Net asset value per share	$10.31	$13.82	$10.28	$9.42	$13.91	$19.28
(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$131,060	$323,152
(b) Investments - affiliated, at cost	362,082	77,361	67,363	12,482	—	—
(c) Total investments, at cost	$362,082	$77,361	$67,363	$12,482	$131,060	$323,152

(d)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

* Represents partners’ capital for Funds structured as partnerships.

See accompanying Notes to Financial Statements.

8

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNAM Guidance – Interest Rate Opportunities Fund	JNAM Guidance – Conservative Fund	JNAM Guidance – Moderate Fund	JNAM Guidance – Growth Fund	JNAM Guidance – Moderate Growth Fund	JNAM Guidance – Maximum Growth Fund
Investment Income
Dividends	$—	$—	$—	$—	$—	$—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	31	114	335	222	553	181
Administrative fees	10	38	112	74	215	60
Legal fees	2	7	20	13	39	11
Trustee fees	2	6	18	12	35	9
Chief compliance officer fees	—	2	5	3	9	3
Other expenses	1	4	11	7	25	7
Total expenses	46	171	501	331	876	271
Net investment income (loss)	(46)	(171)	(501)	(331)	(876)	(271)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	(157)	605	6,246	1,905	8,474	1,224
Net change in unrealized appreciation
(depreciation) on:
Investments	1,258	6,273	19,686	22,289	53,320	22,053
Net realized and unrealized gain (loss)	1,101	6,878	25,932	24,194	61,794	23,277
Change in net assets from operations	$1,055	$6,707	$25,431	$23,863	$60,918	$23,006

See accompanying Notes to Financial Statements.

9

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNAM Guidance – Alt 100 Fund	JNAM Guidance – Equity 100 Fund	JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	159	499
Total investment income	—	—	—	—	159	499

Expenses
Advisory fees	275	64	52	10	446	1,172
Administrative fees	92	22	17	3	56	137
12b-1 fees	—	—	—	—	107	266
Legal fees	17	4	3	1	5	13
Trustee fees	16	3	3	—	4	9
Chief compliance officer fees	4	1	1	—	1	2
Other expenses	13	2	2	—	2	5
Total expenses	417	96	78	14	621	1,604
Expense waiver	—	—	—	—	(334)	(758)
Net expenses	417	96	78	14	287	846
Net investment income (loss)	(417)	(96)	(78)	(14)	(128)	(347)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	(61)	(32)
Affiliated investments	(2,343)	639	296	(288)	—	—
Distributions from unaffiliated
investment companies	—	—	—	—	3,923	29,773
Net change in unrealized appreciation
(depreciation) on:
Investments	8,886	9,203	1,820	539	14,771	7,430
Net realized and unrealized gain (loss)	6,543	9,842	2,116	251	18,633	37,171
Change in net assets from operations	$6,126	$9,746	$2,038	$237	$18,505	$36,824

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

10

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNAM Guidance – Interest Rate Opportunities Fund	JNAM Guidance – Conservative Fund	JNAM Guidance – Moderate Fund	JNAM Guidance – Growth Fund	JNAM Guidance – Moderate Growth Fund	JNAM Guidance – Maximum Growth Fund
Operations
Net investment income (loss)	$(46)	$(171)	$(501)	$(331)	$(876)	$(271)
Net realized gain (loss)	(157)	605	6,246	1,905	8,474	1,224
Net change in unrealized appreciation
(depreciation)	1,258	6,273	19,686	22,289	53,320	22,053
Change in net assets from operations	1,055	6,707	25,431	23,863	60,918	23,006
Share transactions[1]
Proceeds from the sale of shares	3,633	23,767	26,733	24,740	43,085	17,910
Cost of shares redeemed	(5,149)	(15,297)	(48,254)	(21,760)	(81,346)	(22,951)
Change in net assets from
share transactions	(1,516)	8,470	(21,521)	2,980	(38,261)	(5,041)
Change in net assets	(461)	15,177	3,910	26,843	22,657	17,965
Net assets beginning of period	41,360	149,066	447,357	283,117	849,974	231,918
Net assets end of period	$40,899	$164,243	$451,267	$309,960	$872,631	$249,883
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares sold	371	2,096	2,165	2,048	3,402	1,338
Shares redeemed	(527)	(1,360)	(3,917)	(1,802)	(6,444)	(1,720)
Change in shares	(156)	736	(1,752)	246	(3,042)	(382)
Purchases and sales of long term
investments
Purchase of securities	$6,070	$40,650	$81,863	$68,740	$128,754	$44,027
Proceeds from sales of securities	$7,632	$32,350	$103,889	$66,090	$167,895	$49,338

See accompanying Notes to Financial Statements.

11

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNAM Guidance – Alt 100 Fund	JNAM Guidance – Equity 100 Fund	JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$(417)	$(96)	$(78)	$(14)	$(128)	$(347)
Net realized gain (loss)	(2,343)	639	296	(288)	3,862	29,741
Net change in unrealized appreciation
(depreciation)	8,886	9,203	1,820	539	14,771	7,430
Change in net assets from operations	6,126	9,746	2,038	237	18,505	36,824
Share transactions[1]
Proceeds from the sale of shares	10,587	7,785	5,979	1,362	33,957	68,470
Cost of shares redeemed	(54,749)	(10,955)	(9,647)	(3,034)	(9,310)	(20,753)
Change in net assets from
share transactions	(44,162)	(3,170)	(3,668)	(1,672)	24,647	47,717
Change in net assets	(38,036)	6,576	(1,630)	(1,435)	43,152	84,541
Net assets beginning of period	390,396	82,149	70,722	13,591	92,028	232,521
Net assets end of period	$352,360	$88,725	$69,092	$12,156	$135,180	$317,062
Undistributed net investment income (loss)	$—	$—	$—	$—	$781	$—

[1]Share Transactions
Shares sold	1,030	582	589	145	2,594	3,722
Shares redeemed	(5,333)	(829)	(953)	(322)	(713)	(1,122)
Change in shares	(4,303)	(247)	(364)	(177)	1,881	2,600
Purchases and sales of long term
investments
Purchase of securities	$36,816	$6,204	$15,238	$931	$30,927	$78,814
Proceeds from sales of securities	$81,403	$9,468	$18,984	$2,617	$2,478	$1,687

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

12

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNAM Guidance – Interest Rate Opportunities Fund	JNAM Guidance – Conservative Fund	JNAM Guidance – Moderate Fund	JNAM Guidance – Growth Fund	JNAM Guidance – Moderate Growth Fund	JNAM Guidance – Maximum Growth Fund
Operations
Net investment income (loss)	$647	$1,393	$3,634	$2,281	$7,040	$1,686
Net realized gain (loss)	(855)	(1,674)	(4,801)	(2,559)	(6,800)	(1,839)
Net change in unrealized appreciation
(depreciation)	2,155	6,794	24,088	16,993	46,622	15,762
Change in net assets from operations	1,947	6,513	22,921	16,715	46,862	15,609
Share transactions[1]
Proceeds from the sale of shares	4,642	50,917	90,746	64,528	111,361	33,482
Cost of shares redeemed	(14,415)	(41,302)	(94,734)	(55,799)	(169,120)	(48,974)
Change in net assets from
share transactions	(9,773)	9,615	(3,988)	8,729	(57,759)	(15,492)
Change in net assets	(7,826)	16,128	18,933	25,444	(10,897)	117
Net assets beginning of year	49,186	132,938	428,424	257,673	860,871	231,801
Net assets end of year	$41,360	$149,066	$447,357	$283,117	$849,974	$231,918
Undistributed net investment income (loss)	$—	$—	$—	$—	$—	$—

[1]Share Transactions
Shares Sold	493	4,764	7,912	5,942	9,627	2,851
Shares redeemed	(1,539)	(3,840)	(8,216)	(5,073)	(14,579)	(4,134)
Change in shares	(1,046)	924	(304)	869	(4,952)	(1,283)

See accompanying Notes to Financial Statements.

13

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNAM Guidance – Alt 100 Fund	JNAM Guidance – Equity 100 Fund	JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Real Assets Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$6,227	$486	$894	$366	$595	$959
Net realized gain (loss)	(10,070)	(973)	(1,666)	(443)	4,311	16,119
Net change in unrealized appreciation
(depreciation)	4,176	5,720	4,181	1,214	(4,855)	1,091
Change in net assets from operations	333	5,233	3,409	1,137	51	18,169
Share transactions[1]
Proceeds from the sale of shares	36,823	12,439	17,018	6,558	28,964	77,940
Cost of shares redeemed	(117,302)	(22,283)	(27,177)	(3,760)	(33,342)	(50,375)
Change in net assets from
share transactions	(80,479)	(9,844)	(10,159)	2,798	(4,378)	27,565
Change in net assets	(80,146)	(4,611)	(6,750)	3,935	(4,327)	45,734
Net assets beginning of year	470,542	86,760	77,472	9,656	96,355	186,787
Net assets end of year	$390,396	$82,149	$70,722	$13,591	$92,028	$232,521
Undistributed net investment income (loss)	$—	$—	$—	$—	$909	$—

[1]Share Transactions
Shares Sold	3,663	1,082	1,735	714	2,544	4,998
Shares redeemed	(11,624)	(1,919)	(2,759)	(421)	(2,941)	(3,286)
Change in shares	(7,961)	(837)	(1,024)	293	(397)	1,712

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

14

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNAM Guidance – Interest Rate Opportunities Fund

06/30/17		9.62	(0.01)	0.26	0.25	—		—		9.87	2.60	40,899	15	0.23	0.23	(0.23)
12/31/16		9.20	0.14	0.28	0.42	—		—		9.62	4.57	41,360	28	0.22	0.22	1.46
12/31/15		9.79	0.36	(0.75)	(0.39)	(0.09)		(0.11)		9.20	(3.91)	49,186	86	0.23	0.23	3.66
12/31/14		9.84	0.09	0.01	0.10	(0.14)		(0.01)		9.79	1.05	51,653	13	0.27	0.27	0.85
12/31/13	*	10.00	0.21	(0.37)	(0.16)	—		—		9.84	(1.60)	31,347	25	0.42	0.42	3.14

JNAM Guidance – Conservative Fund

06/30/17		10.98	(0.01)	0.50	0.49	—		—		11.47	4.46	164,243	21	0.22	0.22	(0.22)
12/31/16		10.51	0.10	0.37	0.47	—		—		10.98	4.47	149,066	50	0.22	0.22	0.96
12/31/15		10.93	0.22	(0.40)	(0.18)	(0.12)		(0.12)		10.51	(1.70)	132,938	113	0.23	0.23	2.06
12/31/14		10.64	0.19	0.20	0.39	(0.07)		(0.03)		10.93	3.71	105,392	35	0.27	0.27	1.74
12/31/13		10.62	0.15	(0.06)	0.09	(0.06)		(0.01)		10.64	0.85	58,236	88	0.42	0.42	1.37
12/31/12	*	10.00	0.26	0.36	0.62	—		—		10.62	6.20	25,383	5	0.46	0.46	2.75

JNAM Guidance – Moderate Fund

06/30/17		11.91	(0.01)	0.71	0.70	—		—		12.61	5.88	451,267	18	0.22	0.22	(0.22)
12/31/16		11.32	0.09	0.50	0.59	—		—		11.91	5.21	447,357	42	0.22	0.22	0.82
12/31/15		11.91	0.21	(0.36)	(0.15)	(0.18)		(0.26)		11.32	(1.33)	428,424	93	0.23	0.23	1.79
12/31/14		11.77	0.12	0.32	0.44	(0.08)		(0.22)		11.91	3.71	357,957	32	0.27	0.27	1.02
12/31/13		10.53	0.16	1.12	1.28	(0.04)		(0.00)	(f)	11.77	12.15	181,542	77	0.42	0.42	1.45
12/31/12	*	10.00	0.22	0.31	0.53	—		—		10.53	5.30	50,110	7	0.46	0.46	2.40

JNAM Guidance – Growth Fund

06/30/17		11.50	(0.01)	0.98	0.97	—		—		12.47	8.43	309,960	22	0.22	0.22	(0.22)
12/31/16		10.85	0.09	0.56	0.65	—		—		11.50	5.99	283,117	43	0.22	0.22	0.84
12/31/15		11.33	0.19	(0.27)	(0.08)	(0.15)		(0.25)		10.85	(0.77)	257,673	84	0.23	0.23	1.70
12/31/14		10.94	0.12	0.34	0.46	(0.04)		(0.03)		11.33	4.16	166,251	30	0.26	0.26	1.05
12/31/13	*	10.00	0.18	0.76	0.94	—		—		10.94	9.40	46,968	16	0.42	0.42	2.47

JNAM Guidance – Moderate Growth Fund

06/30/17		12.12	(0.01)	0.90	0.89	—		—		13.01	7.34	872,631	15	0.20	0.20	(0.20)
12/31/16		11.46	0.10	0.56	0.66	—		—		12.12	5.76	849,974	36	0.20	0.20	0.83
12/31/15		11.95	0.21	(0.37)	(0.16)	(0.13)		(0.20)		11.46	(1.34)	860,871	70	0.21	0.21	1.74
12/31/14		11.74	0.10	0.39	0.49	(0.07)		(0.21)		11.95	4.11	504,190	33	0.27	0.27	0.87
12/31/13		10.53	0.13	1.10	1.23	(0.01)		(0.01)		11.74	11.76	266,128	70	0.42	0.42	1.18
12/31/12	*	10.00	0.09	0.44	0.53	—		—		10.53	5.30	70,174	14	0.46	0.46	1.03

JNAM Guidance – Maximum Growth Fund

06/30/17		12.56	(0.01)	1.26	1.25	—		—		13.81	9.95	249,883	18	0.22	0.22	(0.22)
12/31/16		11.73	0.09	0.74	0.83	—		—		12.56	7.08	231,918	40	0.22	0.22	0.74
12/31/15		12.38	0.16	(0.31)	(0.15)	(0.14)		(0.36)		11.73	(1.32)	231,801	70	0.23	0.23	1.30
12/31/14		12.30	0.08	0.45	0.53	(0.07)		(0.38)		12.38	4.26	119,715	49	0.27	0.27	0.65
12/31/13		10.38	0.08	1.86	1.94	(0.01)		(0.01)		12.30	18.78	69,844	108	0.42	0.42	0.70
12/31/12	*	10.00	0.09	0.29	0.38	—		—		10.38	3.80	21,318	9	0.46	0.46	0.94

JNAM Guidance – Alt 100 Fund

06/30/17		10.14	(0.01)	0.18	0.17	—		—		10.31	1.68	352,360	10	0.23	0.23	(0.23)
12/31/16		10.13	0.15	(0.14)	0.01	—		—		10.14	0.10	390,396	15	0.22	0.22	1.44
12/31/15		10.60	0.29	(0.46)	(0.17)	(0.12)		(0.18)		10.13	(1.70)	470,542	61	0.23	0.23	2.73
12/31/14		10.60	0.11	0.13	0.24	(0.11)		(0.13)		10.60	2.27	349,573	43	0.27	0.27	0.98
12/31/13		10.23	0.13	0.26	0.39	(0.00)	(f)	(0.02)		10.60	3.88	290,505	57	0.42	0.42	1.28
12/31/12	*	10.00	(0.02)	0.25	0.23	—		—		10.23	2.30	142,016	14	0.46	0.46	(0.23)

JNAM Guidance – Equity 100 Fund

06/30/17		12.32	(0.01)	1.51	1.50	—		—		13.82	12.18	88,725	7	0.22	0.22	(0.22)
12/31/16		11.56	0.07	0.69	0.76	—		—		12.32	6.57	82,149	35	0.22	0.22	0.59
12/31/15		13.16	0.05	(0.18)	(0.13)	(0.30)		(1.17)		11.56	(1.24)	86,760	107	0.23	0.23	0.38
12/31/14		13.11	0.06	0.58	0.64	(0.07)		(0.52)		13.16	4.84	83,922	137	0.27	0.27	0.43
12/31/13		10.32	0.17	2.63	2.80	(0.01)		(0.00)	(f)	13.11	27.15	51,507	125	0.42	0.42	1.44
12/31/12	*	10.00	0.25	0.07	0.32	—		—		10.32	3.20	3,837	6	0.48	0.48	8.23

See accompanying Notes to Financial Statements.

15

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNAM Guidance – Fixed Income 100 Fund

06/30/17		9.98	(0.01)	0.31	0.30	—	—		10.28	3.01	69,092	22	0.23	0.23	(0.23)
12/31/16		9.55	0.12	0.31	0.43	—	—		9.98	4.50	70,722	39	0.22	0.22	1.17
12/31/15		9.88	0.31	(0.52)	(0.21)	(0.11)	(0.01)		9.55	(2.19)	77,472	86	0.23	0.23	3.16
12/31/14		9.79	0.20	0.01	0.21	(0.12)	—		9.88	2.14	48,301	105	0.27	0.27	2.03
12/31/13		10.08	0.28	(0.53)	(0.25)	(0.04)	(0.00)	(f)	9.79	(2.42)	23,310	86	0.42	0.42	2.85
12/31/12	*	10.00	0.38	(0.30)	0.08	—	—		10.08	0.80	6,399	1	0.44	0.44	12.40

JNAM Guidance – Real Assets Fund

06/30/17		9.26	(0.01)	0.17	0.16	—	—		9.42	1.73	12,156	7	0.22	0.22	(0.22)
12/31/16		8.22	0.28	0.76	1.04	—	—		9.26	12.65	13,591	27	0.22	0.22	3.05
12/31/15		9.64	0.22	(1.32)	(1.10)	(0.06)	(0.26)		8.22	(11.50)	9,656	64	0.24	0.24	2.38
12/31/14		9.90	0.05	(0.21)	(0.16)	(0.09)	(0.01)		9.64	(1.65)	11,294	47	0.27	0.27	0.47
12/31/13	*	10.00	0.13	(0.23)	(0.10)	—	—		9.90	(1.00)	5,285	10	0.42	0.42	1.90

JNL/American Funds Global Growth Fund(g)

06/30/17		11.74	(0.01)	2.18	2.17	—	—		13.91	18.48	135,180	2	0.51	1.11	(0.23)
12/31/16		11.70	0.07	(0.03)	0.04	—	—		11.74	0.34	92,028	21	0.52	1.12	0.65
12/31/15		11.21	0.15	0.60	0.75	(0.04)	(0.22)		11.70	6.63	96,355	5	0.52	1.13	1.24
12/31/14		11.00	0.17	0.06	0.23	(0.02)	(0.00)	(f)	11.21	2.06	32,999	3	0.51	1.16	1.53
12/31/13	*	10.00	0.22	0.78	1.00	—	—		11.00	10.00	5,355	1	0.62	1.27	7.03

JNL/American Funds Growth Fund(g)

06/30/17		16.79	(0.02)	2.51	2.49	—	—		19.28	14.83	317,062	1	0.61	1.16	(0.25)
12/31/16		15.40	0.08	1.31	1.39	—	—		16.79	9.03	232,521	10	0.62	1.17	0.48
12/31/15		14.86	0.06	0.91	0.97	(0.07)	(0.36)		15.40	6.44	186,787	7	0.68	1.18	0.40
12/31/14		13.81	0.15	0.95	1.10	(0.03)	(0.02)		14.86	7.98	106,073	3	0.72	1.22	1.06
12/31/13		10.68	0.10	3.04	3.14	(0.01)	—		13.81	29.45	48,596	4	0.82	1.32	0.81
12/31/12	*	10.00	0.20	0.48	0.68	—	—		10.68	6.80	10,429	10	0.85	1.35	2.14

*

Commencement of operations was as follows: February 6, 2012: JNAM Guidance - Conservative Fund, JNAM Guidance - Moderate Fund, JNAM Guidance - Moderate Growth Fund, JNAM Guidance - Maximum Growth Fund, JNAM Guidance - Alt 100 Fund and JNL/American Funds Growth Fund; September 10, 2012: JNAM Guidance - Equity 100 Fund and JNAM Guidance - Fixed Income 100 Fund; April 29, 2013: JNAM Guidance - Interest Rate Opportunities Fund, JNAM Guidance - Growth Fund and JNAM Guidance - Real Assets Fund; September 16, 2013: JNL/American Funds Global Growth Fund.

(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and Underlying Funds' expenses.
(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is based on the Feeder Funds' or Funds of Funds' purchases and sales of the Master Fund or Underlying Funds, respectively.

(f)	Amount represents less than $0.005.
(g)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

16

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

The Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended April 27, 2015. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2017 consisted of thirty-three (33) separate funds. Information in these financial statements pertains to twelve (12) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. The Funds offer only one class of shares. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to other affiliated funds. The Funds and each Fund's Adviser are:

Fund:	Adviser:

JNAM Guidance - Interest Rate Opportunities Fund, JNAM Guidance - Conservative Fund, JNAM Guidance - Moderate Fund, JNAM Guidance - Growth Fund, JNAM Guidance - Moderate Growth Fund, JNAM Guidance - Maximum Growth Fund, JNAM Guidance - Alt 100 Fund, JNAM Guidance - Equity 100 Fund, JNAM Guidance - Fixed Income 100 Fund, JNAM Guidance - Real Assets Fund. These funds are collectively known as “Funds of Funds”.

JNAM
JNL/American Funds Global Growth Fund and JNL/American Funds Growth Fund. These funds are collectively known as “Master Feeder Funds”.	JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing substantially all of its assets in other affiliated funds (each, an “Underlying Fund”, and collectively, the “Underlying Funds”), as applicable, advised by JNAM. If an Underlying Fund offers multiple share classes, each of the Funds of Funds invests in Class A shares of such Underlying Fund. The Underlying Funds' shares generally charge a 12b-1 fee. The Funds of Funds do not directly charge a 12b-1 fee, although shareholders investing in a Fund of Funds indirectly bear any 12b-1 fees incurred by the shares of each Underlying Fund.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2017, JNL/American Funds Global Growth Fund owned 2.30% of its corresponding Master Fund and JNL/American Funds Growth Fund owned 1.34% of its corresponding Master Fund. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Master Feeder Funds are diversified Funds for purposes of the 1940 Act. The Funds of Funds are non-diversified.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the

17

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the regulated investment company ("RIC") Fund, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Fund, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards. Capital gains distributions received from the affiliated Master Funds and the Underlying Funds are recorded as net realized gain from affiliated investments, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for these Funds for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements. A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or Underlying Fund’s Adviser(s) and Sub-Advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for

18

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests. Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding Underlying Funds and their investments. The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and the administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions and b-billions)			Administrative Fee (b-billions)
	$0 to $500m	$500m to $1b	Over $1b	$0 to $3b	Over $3b
JNAM Guidance – Interest Rate Opportunities Fund	0.15%	0.10%	0.10%	0.05%	0.045%
JNAM Guidance – Conservative Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Moderate Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Growth Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Moderate Growth Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Maximum Growth Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Alt 100 Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Equity 100 Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Fixed Income 100 Fund	0.15	0.10	0.10	0.05	0.045
JNAM Guidance – Real Assets Fund	0.15	0.10	0.10	0.05	0.045
JNL/American Funds Global Growth Fund	0.80	0.80	0.75	0.10	0.09
JNL/American Funds Growth Fund	0.85	0.85	0.80	0.10	0.09

Fee Waivers. Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Global Growth Fund	0.60%
JNL/American Funds Growth Fund	0.50

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Growth Fund	0.05%

19

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Distribution Fees. The Master Feeder Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets of the Fund, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") acts as custodian for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates. The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM. The following table details each Fund's long term investments in affiliates (in thousands) held during the period ended June 30, 2017.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNAM Guidance – Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class A	2,890	68	573	—	3	2,459
JNL/BlackRock Global Long Short Credit Fund	4,965	126	2,693	—	(202)	2,460
JNL/Crescent High Income Fund - Class A	4,957	144	342	—	23	4,912
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	2,077	59	—	—	2,040
JNL/DoubleLine Total Return Fund	5,177	146	565	—	2	4,895
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,890	103	211	—	(7)	2,879
JNL/FAMCO Flex Core Covered Call Fund	2,060	106	214	—	14	2,043
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,358	294	546	—	(54)	5,312
JNL/Invesco Global Real Estate Fund - Class A	2,100	175	345	—	(2)	2,029
JNL/PIMCO Real Return Fund - Class A	2,283	90	361	—	6	2,039
JNL/PPM America Floating Rate Income Fund - Class A	3,310	92	166	—	(6)	3,279
JNL/PPM America Long Short Credit Fund	—	2,492	45	—	—	2,464
JNL/Scout Unconstrained Bond Fund - Class A	5,379	157	1,512	—	66	4,096
	41,369	6,070	7,632	—	(157)	40,907
JNAM Guidance – Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	5,243	463	902	—	(22)	4,943
JNL Multi-Manager Mid Cap Fund - Class A	4,800	742	1,755	—	183	4,127
JNL Multi-Manager Small Cap Growth Fund - Class A	—	1,195	24	—	1	1,235
JNL Multi-Manager Small Cap Value Fund - Class A	—	816	9	—	—	827
JNL/AQR Managed Futures Strategy Fund - Class A	4,844	659	2,040	—	(566)	3,233
JNL/BlackRock Global Long Short Credit Fund	3,004	139	3,174	—	(153)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	7,104	727	1,801	—	93	6,172
JNL/Causeway International Value Select Fund - Class A	1,267	340	159	—	18	1,648
JNL/Crescent High Income Fund - Class A	4,513	435	144	—	10	4,945
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	4,892	16	—	—	4,926
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	4,518	797	538	—	147	5,308
JNL/DoubleLine Total Return Fund	24,852	2,434	881	—	47	27,080
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,766	254	2,467	—	(69)	1,652
JNL/Epoch Global Shareholder Yield Fund	2,278	2,590	261	—	(6)	4,908
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	5,000	151	—	2	4,936
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,126	1,874	492	—	(48)	11,913
JNL/Invesco Global Real Estate Fund - Class A	1,523	3,050	149	—	(22)	4,497
JNL/Mellon Capital S&P 500 Index Fund - Class A	4,699	206	5,147	—	807	—
JNL/Nicholas Convertible Arbitrage Fund	2,247	88	2,376	—	(18)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	1,506	103	255	—	21	1,645
JNL/PIMCO Credit Income Fund	10,835	805	652	—	12	11,488

20

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/PIMCO Real Return Fund - Class A	3,768	1,180	70	—	1	4,921
JNL/PPM America High Yield Bond Fund - Class A	4,527	271	2,488	—	(62)	2,475
JNL/PPM America Total Return Fund - Class A	9,773	8,715	306	—	(7)	18,490
JNL/Scout Unconstrained Bond Fund - Class A	13,895	1,262	2,170	—	90	13,175
JNL/T. Rowe Price Capital Appreciation Fund	11,651	880	786	—	81	12,763
JNL/T. Rowe Price Established Growth Fund - Class A	3,352	245	533	—	33	3,685
JNL/WCM Focused International Equity Fund	1,263	267	171	—	21	1,634
JNL/Westchester Capital Event Driven Fund - Class A	3,744	221	2,433	—	11	1,650
	149,098	40,650	32,350	—	605	164,276
JNAM Guidance – Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	15,819	90	1,625	—	(38)	14,706
JNL Multi-Manager Mid Cap Fund - Class A	16,814	587	547	—	68	18,130
JNL Multi-Manager Small Cap Growth Fund - Class A	4,457	12	534	—	(14)	4,525
JNL Multi-Manager Small Cap Value Fund - Class A	4,745	87	1,535	—	(119)	3,396
JNL/AQR Managed Futures Strategy Fund - Class A	14,357	686	5,521	—	(1,278)	8,864
JNL/BlackRock Global Long Short Credit Fund	9,022	18	9,134	—	(561)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	21,456	192	5,113	—	193	16,958
JNL/Causeway International Value Select Fund - Class A	3,384	7,598	610	—	79	11,296
JNL/Crescent High Income Fund - Class A	11,271	110	419	—	30	11,310
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	11,337	177	—	2	11,284
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	23,520	3,346	2,763	—	779	26,921
JNL/DoubleLine Total Return Fund	57,693	1,631	2,246	—	171	58,636
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	11,287	115	2,689	—	48	9,062
JNL/Epoch Global Shareholder Yield Fund	9,505	6,698	1,560	—	(40)	15,749
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	22,516	340	—	6	22,586
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	22,529	1,744	276	—	(29)	24,871
JNL/Harris Oakmark Global Equity Fund - Class A	9,153	2	9,792	—	1,933	—
JNL/Invesco Global Real Estate Fund - Class A	4,445	1,229	277	—	(12)	5,611
JNL/Lazard Emerging Markets Fund - Class A	4,467	1,152	545	—	(16)	5,664
JNL/Lazard International Strategic Equity Fund	1,316	—	1,345	—	(88)	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	21,211	6	22,319	—	4,016	—
JNL/Nicholas Convertible Arbitrage Fund	6,752	1	6,873	—	(106)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,349	45	1,889	—	76	4,532
JNL/PIMCO Credit Income Fund	23,862	262	2,622	—	59	22,563
JNL/PIMCO Real Return Fund - Class A	8,206	1,952	103	—	2	10,144
JNL/PPM America High Yield Bond Fund - Class A	9,035	48	4,882	—	17	4,528
JNL/PPM America Total Return Fund - Class A	18,945	9,285	558	—	(7)	28,227
JNL/Scout Unconstrained Bond Fund - Class A	32,753	368	6,424	—	270	27,128
JNL/T. Rowe Price Capital Appreciation Fund	42,626	1,000	3,232	—	368	44,124
JNL/T. Rowe Price Established Growth Fund - Class A	17,953	3,206	3,310	—	369	21,357
JNL/WCM Focused International Equity Fund	4,214	6,506	791	—	103	11,259
JNL/Westchester Capital Event Driven Fund - Class A	11,307	34	3,838	—	(35)	7,928
	447,453	81,863	103,889	—	6,246	451,359
JNAM Guidance – Growth Fund
JNL Multi-Manager Alternative Fund - Class A	10,375	690	2,013	—	(47)	9,327
JNL Multi-Manager Mid Cap Fund - Class A	21,546	716	5,057	—	524	18,699
JNL Multi-Manager Small Cap Growth Fund - Class A	4,231	55	188	—	(2)	4,677
JNL Multi-Manager Small Cap Value Fund - Class A	4,480	159	837	—	24	3,910
JNL/AQR Managed Futures Strategy Fund - Class A	9,047	887	3,418	—	(875)	6,076
JNL/BlackRock Global Long Short Credit Fund	5,598	217	5,874	—	(295)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	13,441	567	2,662	—	115	11,615
JNL/Causeway International Value Select Fund - Class A	9,868	5,794	385	—	44	17,082
JNL/Crescent High Income Fund - Class A	4,243	276	1	—	—	4,654
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	4,599	10	—	—	4,640
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,213	3,561	846	—	240	25,420
JNL/DoubleLine Total Return Fund	12,839	745	21	—	1	13,920
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	7,081	264	4,419	—	(127)	3,114
JNL/Epoch Global Shareholder Yield Fund	8,707	—	9,136	—	63	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	15,249	15	—	—	15,508
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,001	1,012	15	—	(1)	6,202
JNL/Harris Oakmark Global Equity Fund - Class A	7,260	7,547	360	—	59	15,626
JNL/Invesco Global Real Estate Fund - Class A	4,374	11,735	158	—	(12)	16,165
JNL/Lazard Emerging Markets Fund - Class A	8,462	146	1,921	—	25	7,751

21

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Lazard International Strategic Equity Fund	8,331	—	8,701	—	(281)	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	13,646	42	10,675	—	2,080	3,875
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,467	123	1,253	—	61	5,429
JNL/PIMCO Credit Income Fund	7,237	218	53	—	3	7,749
JNL/PIMCO Real Return Fund - Class A	2,796	1,812	1	—	—	4,629
JNL/Scout Unconstrained Bond Fund - Class A	9,752	305	882	—	38	9,309
JNL/T. Rowe Price Capital Appreciation Fund	14,040	1,823	110	—	10	17,064
JNL/T. Rowe Price Established Growth Fund - Class A	20,802	1,862	1,305	—	228	25,503
JNL/T. Rowe Price Value Fund - Class A	27,514	1,951	655	—	(48)	31,199
JNL/WCM Focused International Equity Fund	9,800	6,112	715	—	93	17,761
JNL/Westchester Capital Event Driven Fund - Class A	7,023	273	4,404	—	(15)	3,115
	283,174	68,740	66,090	—	1,905	310,019
JNAM Guidance – Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	30,018	133	4,679	—	(112)	26,251
JNL Multi-Manager Mid Cap Fund - Class A	43,196	332	656	—	80	46,116
JNL Multi-Manager Small Cap Growth Fund - Class A	10,161	17	576	—	(4)	10,988
JNL Multi-Manager Small Cap Value Fund - Class A	10,707	257	268	—	(24)	10,989
JNL/AQR Managed Futures Strategy Fund - Class A	26,446	1,308	9,589	—	(2,445)	16,922
JNL/BlackRock Global Long Short Credit Fund	17,085	35	17,300	—	(1,165)	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,706	140	8,984	—	333	32,665
JNL/Causeway International Value Select Fund - Class A	21,205	11,503	1,486	—	172	34,930
JNL/Crescent High Income Fund - Class A	21,942	109	893	—	57	21,829
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	17,293	41	—	—	17,441
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	55,126	109	5,104	—	1,433	56,509
JNL/DoubleLine Total Return Fund	64,736	551	1,688	—	89	65,339
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	21,442	88	4,710	—	168	17,488
JNL/Epoch Global Shareholder Yield Fund	17,594	12	10,114	—	(150)	8,698
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	43,061	256	—	4	43,589
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	24,516	580	22	—	(1)	26,022
JNL/Harris Oakmark Global Equity Fund - Class A	20,482	4,218	828	—	198	26,467
JNL/Invesco Global Real Estate Fund - Class A	8,253	13,186	125	—	(3)	21,711
JNL/Lazard Emerging Markets Fund - Class A	12,747	2,057	1,264	—	(30)	15,209
JNL/Lazard International Strategic Equity Fund	4,368	—	4,483	—	(347)	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,038	—	40,074	—	7,680	—
JNL/Nicholas Convertible Arbitrage Fund	12,770	17	13,016	—	(234)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	12,072	50	1,427	—	274	13,137
JNL/PIMCO Credit Income Fund	35,814	180	2,684	—	56	34,932
JNL/PIMCO Real Return Fund - Class A	9,988	11,604	1	—	—	21,646
JNL/PPM America Total Return Fund - Class A	19,169	6,567	124	—	(2)	26,152
JNL/Scout Unconstrained Bond Fund - Class A	35,861	235	10,435	—	446	26,124
JNL/T. Rowe Price Capital Appreciation Fund	84,759	2	6,729	—	995	85,321
JNL/T. Rowe Price Established Growth Fund - Class A	53,203	1,012	7,504	—	1,136	56,668
JNL/T. Rowe Price Value Fund - Class A	54,505	2,012	3,861	—	(346)	57,208
JNL/WCM Focused International Equity Fund	21,861	12,057	2,127	—	279	37,080
JNL/Westchester Capital Event Driven Fund - Class A	21,371	29	6,847	—	(63)	15,364
	850,141	128,754	167,895	—	8,474	872,795
JNAM Guidance – Maximum Growth Fund
JNL Multi-Manager Alternative Fund - Class A	6,425	111	1,088	—	(26)	5,615
JNL Multi-Manager Mid Cap Fund - Class A	23,524	115	7,023	—	725	18,182
JNL Multi-Manager Small Cap Growth Fund - Class A	5,131	5	1,355	—	(44)	4,417
JNL Multi-Manager Small Cap Value Fund - Class A	5,628	19	2,006	—	(70)	3,745
JNL/AQR Managed Futures Strategy Fund - Class A	4,901	293	1,346	—	(385)	3,600
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,404	88	1,648	—	52	4,967
JNL/Causeway International Value Select Fund - Class A	12,199	3,832	491	—	56	17,533
JNL/Crescent High Income Fund - Class A	2,366	57	8	—	1	2,489
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	2,463	—	—	—	2,490
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	23,730	4,002	790	—	222	29,874
JNL/DoubleLine Total Return Fund	6,370	1,532	—	—	—	8,087
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,935	15	3,010	—	(28)	—
JNL/Epoch Global Shareholder Yield Fund	7,388	—	7,749	—	(8)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	2,412	608	27	—	(3)	3,084
JNL/Harris Oakmark Global Equity Fund - Class A	7,543	9,040	222	—	15	17,650

22

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Invesco Global Real Estate Fund - Class A	3,650	7,970	57	—	(2)	11,734
JNL/Lazard Emerging Markets Fund - Class A	8,634	98	1,756	—	23	8,071
JNL/Lazard International Strategic Equity Fund	8,822	—	9,244	—	(513)	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	16,516	8	4,091	—	790	13,777
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,037	148	602	—	99	5,624
JNL/PIMCO Credit Income Fund	2,918	686	7	—	—	3,746
JNL/PIMCO Real Return Fund - Class A	—	2,478	—	—	—	2,463
JNL/Scout Unconstrained Bond Fund - Class A	4,644	257	—	—	—	4,967
JNL/T. Rowe Price Established Growth Fund - Class A	21,073	3,659	1,486	—	193	27,546
JNL/T. Rowe Price Value Fund - Class A	27,591	2,128	606	—	(24)	31,515
JNL/WCM Focused International Equity Fund	12,304	4,415	821	—	109	18,758
JNL/Westchester Capital Event Driven Fund - Class A	3,823	—	3,905	—	42	—
	231,968	44,027	49,338	—	1,224	249,934
JNAM Guidance – Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class A	48,472	7,387	4,185	—	(84)	53,091
JNL/AQR Managed Futures Strategy Fund - Class A	54,211	137	6,646	—	(1,221)	44,909
JNL/BlackRock Global Long Short Credit Fund	31,575	3	7,220	—	(510)	24,787
JNL/Boston Partners Global Long Short Equity Fund - Class A	70,657	404	9,060	—	413	63,557
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,959	5,540	1,861	—	(308)	12,361
JNL/DoubleLine Total Return Fund	23,708	—	24,125	—	149	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	39,478	1,739	5,247	—	(19)	37,235
JNL/FAMCO Flex Core Covered Call Fund	1	—	1	—	—	—
JNL/Invesco Global Real Estate Fund - Class A	15,901	8,885	2,844	—	(125)	22,662
JNL/Neuberger Berman Currency Fund	23,693	12	6,086	—	(277)	17,714
JNL/Nicholas Convertible Arbitrage Fund	35,429	9	8,133	—	(308)	28,282
JNL/PPM America Long Short Credit Fund	—	12,656	331	—	1	12,408
JNL/Westchester Capital Event Driven Fund - Class A	39,401	44	5,664	—	(54)	35,434
	390,485	36,816	81,403	—	(2,343)	352,440
JNAM Guidance – Equity 100 Fund
JNL Multi-Manager Mid Cap Fund - Class A	4,915	424	367	—	41	5,341
JNL Multi-Manager Small Cap Growth Fund - Class A	1,636	120	197	—	(5)	1,780
JNL Multi-Manager Small Cap Value Fund - Class A	1,636	248	147	—	7	1,785
JNL/Causeway International Value Select Fund - Class A	6,370	484	840	—	66	6,904
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	10,627	872	825	—	228	11,925
JNL/Epoch Global Shareholder Yield Fund	2,477	134	407	—	2	2,423
JNL/Harris Oakmark Global Equity Fund - Class A	4,509	810	505	—	117	5,360
JNL/Lazard Emerging Markets Fund - Class A	2,925	296	464	—	(29)	3,123
JNL/Lazard International Strategic Equity Fund	3,101	118	954	—	(4)	2,662
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	2,295	213	500	—	(31)	2,452
JNL/T. Rowe Price Capital Appreciation Fund	8,206	503	551	—	37	8,885
JNL/T. Rowe Price Established Growth Fund - Class A	7,354	193	951	—	158	7,964
JNL/T. Rowe Price Value Fund - Class A	10,436	805	793	—	(57)	11,335
JNL/The London Company Focused U.S. Equity Fund	6,126	554	344	—	42	6,634
JNL/WCM Focused International Equity Fund	9,553	430	1,623	—	67	10,170
	82,166	6,204	9,468	—	639	88,743
JNAM Guidance – Fixed Income 100 Fund
JNL/Crescent High Income Fund - Class A	3,533	143	326	—	22	3,458
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	5,610	146	—	1	5,523
JNL/DoubleLine Total Return Fund	17,355	530	4,504	—	133	13,806
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	2,825	1,536	319	—	(14)	4,153
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	8,785	661	1,138	—	(90)	8,647
JNL/Neuberger Berman Strategic Income Fund - Class A	3,545	110	352	—	(8)	3,457
JNL/PIMCO Credit Income Fund	8,853	211	4,232	—	198	5,179
JNL/PIMCO Real Return Fund - Class A	3,904	155	655	—	9	3,450
JNL/PIMCO Total Return Bond Fund - Class A	5,673	78	5,898	—	39	—
JNL/PPM America Floating Rate Income Fund - Class A	2,119	93	165	—	(4)	2,076
JNL/PPM America High Yield Bond Fund - Class A	2,121	89	221	—	3	2,076
JNL/PPM America Total Return Fund - Class A	5,662	5,089	560	—	(11)	10,366
JNL/Scout Unconstrained Bond Fund - Class A	6,361	933	468	—	18	6,915
	70,736	15,238	18,984	—	296	69,106
JNAM Guidance – Real Assets Fund
JNL/BlackRock Global Natural Resources Fund - Class A	1,262	159	87	—	(14)	1,148
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,916	96	463	—	(109)	1,700

23

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Value End of Period($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	673	51	134	—	(2)	611
JNL/Invesco Global Real Estate Fund - Class A	2,734	126	562	—	(87)	2,422
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,271	79	141	—	(66)	1,176
JNL/PIMCO Real Return Fund - Class A	4,607	346	878	—	(81)	4,127
JNL/Van Eck International Gold Fund	1,131	74	352	—	71	974
	13,594	931	2,617	—	(288)	12,158

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 6. INCOME TAX MATTERS

JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, JNAM Guidance – Real Assets Fund and JNL/American Funds Growth Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Growth Fund is treated as a separate taxpayer for federal income tax purposes. The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy its distribution requirement by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for the Fund treated as a RIC is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2016, the Fund’s last fiscal year end, JNL/American Funds Global Growth Fund had no net capital loss carryforwards for U.S. federal income tax purposes to offset future net realized capital gains.

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for JNL/American Funds Global Growth Fund, which is treated as a RIC for federal income tax purposes, were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Global Growth Fund	134,455	2,671	(1,906)	765

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that

24

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2017.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

New Share Class. Effective September 25, 2017, Class I shares will be offered by each Fund. Class I shares differ from the Funds’ existing shares (to be renamed Class A shares effective September 25, 2017) principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Additionally, effective on September 25, 2017, the investment in each Underlying Fund of the Funds of Funds will be moved from Class A to Class I shares.

Advisory Fees. Effective September 25, 2017, the Advisory Fees will change to the amounts indicated for the Funds:

	Advisory Fee (m-millions and b-billions)
	$0 to $500m	$500m to $1b	Over $1b
JNAM Guidance Funds	0.15%	0.10%	0.10 – 0.09%
JNL/American Funds Global Growth Fund	0.70	0.70	0.65 – 0.63
JNL/American Funds Growth Fund	0.75	0.75	0.70 – 0.68

Advisory Fee Waivers. Effective September 25, 2017, the voluntary fee waiver in JNL/American Funds Growth Fund will be converted to a contractual fee waiver.

Distribution Fees. Effective July 1, 2017, the Rule 12b-1 Plan changed from a reimbursement plan to a compensation plan. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Master Feeder Funds will change from 0.20% to 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017). Also, effective September 25, 2017, the existing shares of the Funds of Funds will begin to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017).

Fund Name Changes. The following Fund name changes will be effective September 25, 2017:

Existing Fund Name	Effective September 25, 2017 Fund Name:
JNAM Guidance Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund
JNAM Guidance Conservative Fund	JNL Conservative Allocation Fund
JNAM Guidance Moderate Fund	JNL Moderate Allocation Fund
JNAM Guidance Alt 100 Fund	JNL Institutional Alt 100 Fund
JNAM Guidance Real Assets Fund	JNL Real Assets Fund

Mergers. The following mergers will be effective after close of business on September 22, 2017 for the Funds indicated. The mergers are subject to approval by the acquired Funds’ shareholders.

Acquired Fund	Acquiring Fund
JNAM Guidance – Equity 100 Fund	JNL Disciplined Growth Fund[1]
JNAM Guidance – Maximum Growth Fund	JNL Disciplined Growth Fund[1]
JNAM Guidance – Fixed Income 100 Fund	JNAM Guidance – Conservative Fund
JNAM Guidance – Moderate Growth Fund	JNL Disciplined Moderate Fund[1]
JNAM Guidance – Growth Fund	JNL Disciplined Moderate Growth Fund[1]
[1] Acquiring Fund is a series of JNL Series Trust and is advised by JNAM.

Board of Trustees. Effective January 1, 2018, a new Board of Trustees (“New Board”) will oversee the Trust. The New Board for the Trust is the same Board of Trustees that oversees all the other funds managed by JNAM (except for Mark S. Wehrle, who will serve on the New Board and is currently an Independent Trustee for the Trust). The New Board will consist of 11 Trustees; the Interested Trustee and one Independent Trustee of the Trust will continue to serve on the New Board.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

25

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
Annualized Expense Ratios^(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNAM Guidance – Interest Rate Opportunities Fund
0.23	1,000.00	1,026.00	1.16	1,000.00	1,023.65	1.15
JNAM Guidance – Conservative Fund
0.22	1,000.00	1,044.60	1.12	1,000.00	1,023.70	1.10
JNAM Guidance – Moderate Fund
0.22	1,000.00	1,058.80	1.12	1,000.00	1,023.70	1.10
JNAM Guidance – Growth Fund
0.22	1,000.00	1,084.30	1.14	1,000.00	1,023.70	1.10
JNAM Guidance – Moderate Growth Fund
0.20	1,000.00	1,073.40	1.03	1,000.00	1,023.80	1.00
JNAM Guidance – Maximum Growth Fund
0.22	1,000.00	1,099.50	1.15	1,000.00	1,023.70	1.10
JNAM Guidance – Alt 100 Fund
0.23	1,000.00	1,016.80	1.15	1,000.00	1,023.65	1.15
JNAM Guidance – Equity 100 Fund
0.22	1,000.00	1,121.80	1.16	1,000.00	1,023.70	1.10
JNAM Guidance – Fixed Income 100 Fund
0.23	1,000.00	1,030.10	1.16	1,000.00	1,023.65	1.15
JNAM Guidance – Real Assets Fund
0.22	1,000.00	1,017.30	1.10	1,000.00	1,023.70	1.10
JNL/American Funds Global Growth Fund
0.51	1,000.00	1,184.80	2.76	1,000.00	1,022.27	2.56
JNL/American Funds Growth Fund
0.61	1,000.00	1,148.30	3.25	1,000.00	1,021.77	3.06

^ The annualized expense ratio does not include expenses of each Fund’s respective Master Fund or Underlying Funds.

† Expenses paid by each Fund during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

JNL Tactical ETF Conservative Fund

Composition as of June 30, 2017:
Alternative	0.4%
Domestic Equity	30.3
Domestic Fixed Income	45.5
Emerging Markets Equity	3.7
International Equity	5.9
International Fixed Income	3.6
Short Term Investments	10.6
Total Investments	100.0%

JNL Tactical ETF Moderate Fund

Composition as of June 30, 2017:
Alternative	0.7%
Domestic Equity	40.2
Domestic Fixed Income	28.8
Emerging Markets Equity	7.2
International Equity	10.5
International Fixed Income	2.4
Short Term Investments	10.2
Total Investments	100.0%

JNL Tactical ETF Growth Fund

Composition as of June 30, 2017:
Alternative	0.9%
Domestic Equity	51.4
Domestic Fixed Income	13.2
Emerging Markets Equity	8.8
International Equity	12.3
International Fixed Income	1.3
Short Term Investments	12.1
Total Investments	100.0%

JNL/AQR Risk Parity Fund

Composition as of June 30, 2017:
Government Securities	38.7%
Short Term Investments(††)	61.3
Total Investments	100.0%

(††)In general, the Fund gains exposure to asset classes by investing in a number of different types of derivative instruments. Please refer to the Schedule of Investments for the Fund's derivative investments.

JNL/BlackRock Global Long Short Credit Fund

Composition as of December 31, 2016:
Non-U.S. Government Agency ABS	15.0%
Financials	13.7
Consumer Discretionary	12.0
Information Technology	11.0
Telecommunication Services	10.0
Industrials	5.5
Materials	3.6
Health Care	2.9
Energy	2.7
Utilities	1.3
Real Estate	0.8
Investment Companies	0.1
Consumer Staples	(0.2)
Government Securities	(2.2)
Short Term Investments	23.8
Net Long (Short) Investments	100.0%

JNL/DFA U.S. Micro Cap Fund

Composition as of June 30, 2017:
Financials	23.3%
Industrials	19.4
Consumer Discretionary	14.6
Information Technology	12.9
Health Care	10.9
Materials	5.2
Energy	3.5
Consumer Staples	2.9
Utilities	2.0
Telecommunication Services	1.6
Real Estate	1.0
Short Term Investments	2.7
Total Investments	100.0%

JNL/DoubleLine ® Total Return Fund

Composition as of June 30, 2017:
U.S. Government Agency MBS	47.9%
Non-U.S. Government Agency ABS	45.4
Government Securities	3.1
Short Term Investments	3.6
Total Investments	100.0%

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

Composition as of December 31, 2016:
Government Securities	73.1%
Financials	3.9
Industrials	2.1
Real Estate	1.7
Energy	1.4
Consumer Staples	1.1
Information Technology	0.7
Telecommunication Services	0.4
U.S. Government Agency MBS	0.4
Consumer Discretionary	0.3
Materials	0.2
Health Care	0.1
Utilities	0.1
Rights	0.0
Short Term Investments	14.5
Net Long (Short) Investments	100.0%

JNL/Epoch Global Shareholder Yield Fund

Composition as of June 30, 2017:
Utilities	15.5%
Consumer Staples	14.2
Telecommunication Services	12.8
Financials	11.1
Health Care	10.2
Industrials	7.6
Energy	7.0
Information Technology	5.6
Real Estate	4.8
Consumer Discretionary	4.7
Materials	2.9
Short Term Investments	3.6
Total Investments	100.0%

JNL/FAMCO Flex Core Covered Call Fund

Composition as of June 30, 2017:
Financials	22.4%
Information Technology	16.2
Health Care	16.0
Industrials	14.9
Energy	10.4
Consumer Discretionary	8.3
Materials	4.8
Consumer Staples	3.9
Telecommunication Services	1.6
Short Term Investments	1.5
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2017:
Financials	22.6%
Consumer Discretionary	18.2
Consumer Staples	15.0
Industrials	10.7
Health Care	8.3
Information Technology	7.5
Energy	6.0
Real Estate	4.2
Materials	3.0
Telecommunication Services	0.2
Short Term Investments	4.3
Total Investments	100.0%

JNL/Neuberger Berman Currency Fund

Composition as of June 30, 2017:
Government Securities	39.4%
Short Term Investments(††)	60.6
Total Investments	100.0%

(††)The Fund gains exposure to currencies by investing in forward foreign currency contracts. Please refer to the Schedule of Investments for the Fund's investments in forward foreign currency contracts.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund

Composition as of June 30, 2017:
Financials	24.8%
Non-U.S. Government Agency ABS	10.9
Information Technology	6.0
Energy	5.7
Utilities	3.8
Telecommunication Services	3.4
Health Care	2.4
Consumer Discretionary	2.0
Consumer Staples	1.8
Short Term Investments(††)	39.2
Total Investments	100.0%

(††)The Fund gains exposure to commodities by investing in futures contracts. Please refer to the Schedule of Investments for the Fund's investments in futures contracts.

JNL/Nicholas Convertible Arbitrage Fund

Composition as of June 30, 2017:
Long Investments
Information Technology	42.8%
Health Care	16.6
Consumer Discretionary	10.3
Industrials	10.2
Energy	7.9
Financials	5.4
Materials	2.1
Short Term Investments	4.7
Total Long Investments(†)	100.0%
Short Investments
Information Technology	49.2%
Health Care	13.2
Industrials	10.8
Consumer Discretionary	10.6
Financials	5.1
Investment Companies	4.6
Energy	4.0
Materials	2.5
Total Short Investments(†)	100.0%

.

(†)Total Long Investments represent 103.2% of net assets and Total Short Investments represent (42.2%) of net assets.

JNL/PIMCO Credit Income Fund

Composition as of June 30, 2017:
Financials	33.0%
Government Securities	21.1
Energy	7.3

See accompanying Notes to the Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2017

Consumer Discretionary	6.1
Health Care	5.9
Telecommunication Services	4.1
Real Estate	4.1
Industrials	3.8
Information Technology	3.5
Utilities	2.9
Consumer Staples	1.8
Non-U.S. Government Agency ABS	1.7
U.S. Government Agency MBS	1.6
Materials	0.6
Short Term Investments	2.5
Total Investments	100.0%

JNL/PPM America Long Short Credit Fund

Composition as of December 31, 2016:
Financials	17.6%
Consumer Discretionary	14.3
Non-U.S. Government Agency ABS	14.3
Energy	8.1
Materials	7.9
Health Care	7.5
Industrials	7.1
Consumer Staples	4.6
Utilities	4.5
Information Technology	4.4
Telecommunication Services	3.8
Investment Companies	2.2
U.S. Government Agency MBS	0.5
Other Equity Interests	-
Real Estate	(0.5)
Short Term Investments	3.9
Net Long (Short) Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2017:
Health Care	20.2%
Consumer Discretionary	14.1
Information Technology	13.1
Financials	11.7
Consumer Staples	8.1
Utilities	4.1
Industrials	3.9
Real Estate	3.9
Energy	3.0
Materials	1.2
Telecommunication Services	1.0
Non-U.S. Government Agency ABS	0.1
Investment Companies	0.1
Short Term Investments	15.5
Total Investments	100.0%

JNL/The Boston Company Equity Income Fund

Composition as of June 30, 2017:
Financials	31.3%
Health Care	11.3
Information Technology	10.0
Energy	9.8
Industrials	7.8
Materials	7.2
Consumer Staples	7.0
Consumer Discretionary	6.2
Telecommunication Services	3.8
Real Estate	2.3
Utilities	1.8
Short Term Investments	1.5
Total Investments	100.0%

JNL/The London Company Focused U.S. Equity Fund

Composition as of June 30, 2017:
Industrials	30.0%
Financials	18.5
Consumer Discretionary	14.8
Materials	11.2
Consumer Staples	9.6
Information Technology	7.9
Health Care	3.9
Short Term Investments	4.1
Total Investments	100.0%

JNL/Van Eck International Gold Fund

Composition as of June 30, 2017:
Materials	93.3%
Financials	0.3
Warrants	-
Short Term Investments	6.4
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2017:
Consumer Discretionary	17.7%
Information Technology	16.7
Consumer Staples	15.4
Health Care	13.9
Industrials	12.0
Financials	9.9
Materials	4.8
Energy	2.4
Short Term Investments	7.2
Total Investments	100.0%

See accompanying Notes to the Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares	Value
JNL Tactical ETF Conservative Fund
INVESTMENT COMPANIES 97.4%
Alternative 0.5%
iShares U.S. Real Estate ETF (a)	7	$592
Domestic Equity 33.0%
iShares Core S&P 500 ETF	40	9,807
iShares Core S&P Mid-Cap ETF	27	4,774
iShares Edge MSCI USA Value Factor ETF	84	6,213
iShares S&P SmallCap 600 Index Fund	26	1,786
iShares U.S. Consumer Services ETF (a)	23	3,693
iShares U.S. Financial Services ETF	37	4,226
iShares U.S. Healthcare ETF (a)	31	5,155
iShares U.S. Technology ETF (a)	27	3,791
		39,445
Domestic Fixed Income 49.6%
iShares 0-5 Year High Yield Corporate Bond ETF	122	5,822
iShares Core Total U.S. Bond Market ETF	193	21,116
iShares Floating Rate Bond ETF (a)	149	7,567
iShares Intermediate Credit Bond ETF	131	14,347
iShares TIPS Bond ETF	92	10,380
		59,232
Emerging Markets Equity 4.0%
iShares Core MSCI Emerging Markets ETF	57	2,866
iShares MSCI EAFE Small Cap Index Fund	33	1,928
		4,794
International Equity 6.4%
iShares Core MSCI EAFE ETF	125	7,636
International Fixed Income 3.9%
iShares JPMorgan USD Emerging Markets Bond ETF	41	4,709
Total Investment Companies (cost $109,720)		116,408
SHORT TERM INVESTMENTS 11.6%
Securities Lending Collateral 9.1%
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	10,852	10,852
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	2,997	2,997
Total Short Term Investments (cost $13,849)		13,849
Total Investments 109.0% (cost $123,569)		130,257
Other Assets and Liabilities, Net (9.0)%		(10,739)
Total Net Assets 100.0%		$119,518

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL Tactical ETF Moderate Fund
INVESTMENT COMPANIES 98.4%
Alternative 0.7%
iShares U.S. Real Estate ETF (a)	25	$1,959
Domestic Equity 44.1%
iShares Core S&P 500 ETF	116	28,129
iShares Core S&P Mid-Cap ETF	82	14,323
iShares Edge MSCI USA Value Factor ETF (a)	237	17,461
iShares S&P SmallCap 600 Index Fund (a)	84	5,852
iShares U.S. Consumer Services ETF (a)	70	11,422
iShares U.S. Financial Services ETF	128	14,517
iShares U.S. Healthcare ETF (a)	85	14,086
iShares U.S. Technology ETF (a)	79	11,052
		116,842
Domestic Fixed Income 31.5%
iShares 0-5 Year High Yield Corporate Bond ETF	159	7,619
iShares Core Total U.S. Bond Market ETF	281	30,760
iShares Floating Rate Bond ETF (a)	199	10,154
iShares Intermediate Credit Bond ETF	175	19,197
iShares TIPS Bond ETF	139	15,755
		83,485
Emerging Markets Equity 7.9%
iShares Core MSCI Emerging Markets ETF	249	12,466
	Shares	Value
iShares MSCI EAFE Small Cap Index Fund (a)	146	8,456
		20,922
International Equity 11.5%
iShares Core MSCI EAFE ETF	502	30,593
International Fixed Income 2.7%
iShares JPMorgan USD Emerging Markets Bond ETF	62	7,062
Total Investment Companies (cost $240,641)		260,863
SHORT TERM INVESTMENTS 11.2%
Securities Lending Collateral 9.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	25,593	25,593
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	4,056	4,056
Total Short Term Investments (cost $29,649)		29,649
Total Investments 109.6% (cost $270,290)		290,512
Other Assets and Liabilities, Net (9.6)%		(25,469)
Total Net Assets 100.0%		$265,043

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL Tactical ETF Growth Fund
INVESTMENT COMPANIES 98.4%
Alternative 1.0%
iShares U.S. Real Estate ETF (a)	25	$1,965
Domestic Equity 57.5%
iShares Core S&P 500 ETF	115	28,082
iShares Core S&P Mid-Cap ETF	87	15,106
iShares Edge MSCI USA Value Factor ETF	250	18,395
iShares S&P SmallCap 600 Index Fund (a)	90	6,332
iShares U.S. Consumer Services ETF	64	10,571
iShares U.S. Financial Services ETF	122	13,844
iShares U.S. Healthcare ETF (a)	76	12,667
iShares U.S. Technology ETF (a)	74	10,352
		115,349
Domestic Fixed Income 14.8%
iShares 0-5 Year High Yield Corporate Bond ETF	60	2,852
iShares Core Total U.S. Bond Market ETF	97	10,567
iShares Floating Rate Bond ETF (a)	75	3,816
iShares Intermediate Credit Bond ETF	57	6,236
iShares TIPS Bond ETF	54	6,119
		29,590
Emerging Markets Equity 9.9%
iShares Core MSCI Emerging Markets ETF	250	12,485
iShares MSCI EAFE Small Cap Index Fund	128	7,392
		19,877
International Equity 13.8%
iShares Core MSCI EAFE ETF	453	27,593
International Fixed Income 1.4%
iShares JPMorgan USD Emerging Markets Bond ETF	25	2,884
Total Investment Companies (cost $178,538)		197,258
SHORT TERM INVESTMENTS 13.5%
Securities Lending Collateral 12.1%
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	24,275	24,275
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	2,923	2,923
Total Short Term Investments (cost $27,198)		27,198
Total Investments 111.9% (cost $205,736)		224,456
Other Assets and Liabilities, Net (11.9)%		(23,943)
Total Net Assets 100.0%		$200,513

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/AQR Risk Parity Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 36.9%
France 5.5%
France Government Inflation Indexed Bond
1.10%, 07/25/22, EUR (b)	585	$742
0.10%, 07/25/21 - 03/01/25, EUR (b)	609	734
1.85%, 07/25/27, EUR (b)	272	383
		1,859
Germany 4.2%
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20, EUR (b)	111	137
0.10%, 04/15/23 - 04/15/26, EUR (b)	1,034	1,265
		1,402
United Kingdom 6.4%
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 - 03/22/26, GBP (b)	1,410	2,147
United States of America 20.8%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/20 - 07/15/26 (b)	5,158	5,114
0.38%, 07/15/25 (b)	742	737
0.63%, 01/15/26 (b)	1,091	1,098
		6,949
Total Government And Agency Obligations (cost $12,343)		12,357
	Shares/Par†	Value
SHORT TERM INVESTMENTS 58.6%
Investment Companies 41.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d) (e)	6,088	6,088
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.87% (d) (e)	7,663	7,663
		13,751
Treasury Securities 17.5%
U.S. Treasury Bill
0.61%, 07/27/17 (e)	1,402	1,401
0.96%, 10/12/17	4,466	4,453
		5,854
Total Short Term Investments (cost $19,606)		19,605
Total Investments 95.5% (cost $31,949)		31,962
Other Derivative Instruments (0.3)%		(113)
Other Assets and Liabilities, Net 4.8%		1,619
Total Net Assets 100.0%		$33,468

(a) Consolidated Schedule of Investments.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index	1	July 2017	EUR	105	$—	$(4)
ASX SPI 200 Index	3	September 2017	AUD	425	(7)	(1)
Australia Commonwealth Treasury Bond, 10-Year	10	September 2017	AUD	1,313	(8)	(16)
Brent Crude Oil ‡	15	October 2017		733	17	2
CAC40 10 Euro	4	July 2017	EUR	211	(2)	(7)
Canadian Government Bond, 10-Year	13	September 2017	CAD	1,878	(9)	(39)
Cocoa ‡	2	September 2017		39	2	(1)
Coffee 'C' ‡	4	September 2017		206	(1)	(18)
Corn ‡	26	September 2017		490	15	5
Cotton No. 2 ‡	3	December 2017		109	2	(6)
Euro STOXX 50	16	September 2017	EUR	569	(6)	(23)
Euro-Bund	54	September 2017	EUR	8,864	(19)	(140)
Feeder Cattle ‡	1	September 2017		76	—	(1)
FTSE 100 Index	8	September 2017	GBP	597	(5)	(23)
FTSE/JSE Top 40 Index	6	September 2017	ZAR	2,750	1	(1)
German Stock Index	1	September 2017	EUR	321	(2)	(15)
Gold 100 oz. ‡	8	August 2017		1,003	(3)	(9)
Gold 100 oz. ‡	1	December 2017		125	—	—
IBEX 35 Index	1	July 2017	EUR	108	(1)	(5)
Japanese Government Bond, 10-Year	4	September 2017	JPY	602,017	(12)	(14)
KCBT Wheat ‡	1	September 2017		23	1	4
KOSPI 200	4	September 2017	KRW	308,306	(1)	4
Lean Hogs ‡	5	August 2017		162	6	5
Live Cattle ‡	7	August 2017		339	(1)	(13)
Live Cattle ‡	1	October 2017		46	—	—
LME Aluminum ‡	9	September 2017		439	(7)	(7)
LME Copper ‡	5	September 2017		717	25	25
LME Lead ‡	1	September 2017		57	1	1
LME Nickel ‡	2	September 2017		122	(9)	(9)
LME Zinc ‡	3	September 2017		205	2	2
Low Sulphur Gas Oil ‡	5	September 2017		216	1	3
Natural Gas ‡	7	September 2017		211	—	1
NY Harbor ULSD ‡	3	September 2017		184	4	4
RBOB Gasoline ‡	4	September 2017		248	6	4
Russell 2000 Mini Index	9	September 2017		641	(2)	(4)
S&P 500 E-Mini Index	56	September 2017		6,799	2	(21)
S&P MidCap 400 E-Mini Index	5	September 2017		878	1	(5)
S&P/Toronto Stock Exchange 60 Index	3	September 2017	CAD	541	(2)	(6)
SGX Nifty 50 Index	6	July 2017		115	—	—
Silver ‡	3	September 2017		266	—	(17)
Soybean ‡	10	November 2017		483	15	(6)
Soybean Meal ‡	5	December 2017		159	6	(4)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Soybean Oil ‡	9	December 2017		172	3	8
Sugar #11 (World Markets) ‡	20	October 2017		348	7	(38)
Tokyo Price Index	7	September 2017	JPY	112,020	(7)	7
U.K. Long Gilt	13	September 2017	GBP	1,655	(2)	(30)
U.S. Treasury Note, 10-Year	151	September 2017		19,000	(43)	(45)
Wheat ‡	11	September 2017		249	16	41
WTI Crude Oil ‡	20	September 2017		929	22	(3)
					$6	$(415)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	CIT	09/20/17	BRL	2,400	$713	$(6)
BRL/USD	CIT	09/20/17	BRL	200	60	—
CHF/USD	CIT	09/20/17	CHF	23	25	—
CNH/USD	CIT	09/20/17	CNH	1,799	264	3
EUR/USD	CIT	07/05/17	EUR	100	114	—
EUR/USD	CIT	09/20/17	EUR	100	115	2
HKD/USD	CIT	09/20/17	HKD	404	52	—
HUF/USD	CIT	07/05/17	HUF	4,900	18	—
HUF/USD	CIT	09/20/17	HUF	147,000	546	6
INR/USD	CIT	09/20/17	INR	34,799	533	—
KRW/USD	CIT	09/20/17	KRW	1,149,200	1,006	(20)
KRW/USD	CIT	09/20/17	KRW	74,100	65	—
MXN/USD	CIT	07/05/17	MXN	500	28	—
MXN/USD	CIT	09/20/17	MXN	19,500	1,060	19
PLN/USD	CIT	09/20/17	PLN	2,602	700	5
TRY/USD	CIT	09/20/17	TRY	3,798	1,058	16
USD/CHF	CIT	09/20/17	CHF	(3)	(3)	—
USD/EUR	CIT	07/05/17	EUR	(100)	(114)	—
USD/EUR	CIT	09/20/17	EUR	(5,769)	(6,619)	(114)
USD/EUR	CIT	09/20/17	EUR	(100)	(115)	—
USD/GBP	CIT	09/20/17	GBP	(1,641)	(2,143)	(11)
USD/HKD	CIT	09/20/17	HKD	(118)	(16)	—
USD/HUF	CIT	07/05/17	HUF	(4,900)	(18)	—
USD/HUF	CIT	09/20/17	HUF	(5,100)	(19)	—
USD/INR	CIT	09/20/17	INR	(1,000)	(15)	—
USD/KRW	CIT	09/20/17	KRW	(21,900)	(19)	—
USD/MXN	CIT	07/05/17	MXN	(500)	(28)	—
USD/MXN	CIT	09/20/17	MXN	(400)	(22)	(1)
USD/MXN	CIT	09/20/17	MXN	(200)	(11)	—
USD/TRY	CIT	09/20/17	TRY	(100)	(28)	(1)
USD/ZAR	CIT	09/20/17	ZAR	(300)	(23)	—
ZAR/USD	CIT	09/20/17	ZAR	2,080	156	(3)
ZAR/USD	CIT	09/20/17	ZAR	5,020	379	1
					$(2,301)	$(104)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Swiss Market Index Future, Expiration September 2017	BOA	N/A	09/15/17	CHF	354	$1
Hang Seng China Enterprises Index Future, Expiration July 2017	GSC	N/A	07/28/17	HKD	1,542	(2)
MSCI Taiwan Index Future, Expiration July 2017	GSC	N/A	07/28/17		117	(1)
SGX Nifty 50 Index Future, Expiration July 2017	GSC	N/A	07/27/17		19	—
Bovespa Index Future, Expiration August 2017	MLP	N/A	08/16/17	BRL	629	2
Hang Seng China Enterprises Index Future, Expiration July 2017	MLP	N/A	07/28/17	HKD	5,672	(8)
Hang Seng Index Future, Expiration July 2017	MLP	N/A	07/28/17	HKD	1,282	—
KOSPI 200 Future, Expiration September 2017	MLP	N/A	09/14/17	KRW	154,330	2
MSCI Taiwan Index Future, Expiration July 2017	MLP	N/A	07/28/17		312	(4)
SGX Nifty 50 Index Future, Expiration July 2017	MLP	N/A	07/27/17		153	(1)
						$(11)

‡ All or a portion of the derivative instrument is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/BlackRock Global Long Short Credit Fund *
COMMON STOCKS 1.2%
France 0.4%
Other Securities		950
Italy 0.1%
Telecom Italia SpA (a)	262	242
United States of America 0.7%
Other Securities		1,604
Total Common Stocks (cost $2,721)		2,796
PREFERRED STOCKS 0.1%
United States of America 0.1%
Other Securities		219
Total Preferred Stocks (cost $206)		219
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
Other Securities		335
Total Investment Companies (cost $335)		335
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.6%
Australia 0.3%
Other Securities		745
Canada 0.9%
Air Canada Pass-Through Trust
Series 2013-C-1, 6.63%, 05/15/18 (b)	350	359
Series 2013-1B, 5.38%, 05/15/21 (b)	314	329
Series 2015-B-2, 5.00%, 12/15/23 (b)	1,451	1,495
		2,183
Cayman Islands 0.7%
ALM VI Ltd.
Series 2012-CR-6A, 4.91%, 07/15/26 (b) (c)	250	250
Other Securities		1,384
		1,634
Ireland 1.3%
Avoca CLO XIII Ltd.
Series E-13X, 5.17%, 12/29/27, EUR (c) (d)	250	286
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (d) (e)	400	376
Series F-14X, 5.75%, 07/12/28, EUR (c) (d)	300	319
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (c) (d)	500	468
Series F-15X, 6.75%, 01/15/29, EUR (c) (d)	230	258
Other Securities		1,339
		3,046
Netherlands 1.5%
North Westerly CLO IV BV
Series IV-A-1-X, 1.22%, 01/15/26, EUR (c) (d)	1,950	2,228
Other Securities		1,298
		3,526
Norway 0.6%
Other Securities		1,290
Turkey 0.3%
Other Securities		768
United Arab Emirates 0.1%
Other Securities		204
United Kingdom 0.2%
Other Securities		494
United States of America 8.7%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (b)	1,750	1,804
Series 2001-A-1-1, 6.98%, 05/23/21	472	480
Series 2017-B1-B, 4.95%, 02/15/25	786	810
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	397	407
GAHR Commercial Mortgage Trust
Series 2015-GFX-NRF, REMIC, 3.49%, 12/15/19 (b) (c)	525	505
Series 2015-FFX-NRF, REMIC, 3.49%, 12/15/19 (b) (c)	380	376
	Shares/Par†	Value
Series 2015-EFX-NRF, REMIC, 3.49%, 12/15/19 (b) (c)	705	708
Navient Private Education Loan Trust
Series 2015-A3-AA, 2.86%, 07/15/24 (b) (c)	295	305
Series 2015-B-AA, 3.50%, 12/15/24 (b)	100	89
OneMain Financial Issuance Trust
Series 2014-A-1A, 2.43%, 08/18/17 (b)	46	46
SLM Private Education Loan Trust
Series 2011-A3-B, 3.41%, 05/15/19 (b) (c)	630	657
Series 2013-B-B, 3.00%, 12/15/19 (b)	360	362
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	446	455
Series 2013-A-1, 4.30%, 08/15/25	754	801
US Airways Pass-Through Trust
Series 2012-C-2, 5.45%, 06/03/18	2,700	2,756
Series 2012-B-1, 8.00%, 10/01/19	165	179
Series 2012-B-2, 6.75%, 06/03/21	542	581
Series 2013-B-1, 5.38%, 11/15/21	1,360	1,429
Other Securities		7,416
		20,166
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,066)		34,056
CORPORATE BONDS AND NOTES 56.6%
Australia 1.0%
Other Securities		2,375
Austria 0.1%
Other Securities		303
Belgium 0.4%
Other Securities		956
Brazil 0.1%
Other Securities		142
Canada 1.6%
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (b)	420	407
Other Securities		3,366
		3,773
Finland 0.0%
Other Securities		6
France 2.6%
Areva SA
4.88%, 09/23/24, EUR	800	1,007
Electricite de France SA
3.63%, 10/13/25 (d)	1,060	1,083
Numericable - SFR SA
7.38%, 05/01/26 (b)	423	459
Orange SA
5.25%, (callable at 100 beginning 02/07/24), EUR (d) (f)	300	391
3.38%, 09/16/22, EUR (d)	750	978
1.00%, 05/12/25, EUR (d)	200	229
Other Securities		1,918
		6,065
Germany 1.3%
Unitymedia GmbH
3.75%, 01/15/27, EUR (d)	300	350
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR (d)	305	367
3.50%, 01/15/27, EUR (d)	490	577
Other Securities		1,795
		3,089
Ireland 0.8%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	871
4.63%, 07/01/22	534	572
Other Securities		467
		1,910
Italy 2.5%
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR (d)	510	715
5.02%, 06/26/24 (b)	200	203
5.71%, 01/15/26 (b)	518	548

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Telecom Italia Finance SA
7.75%, 01/24/33, EUR	410	649
Telecom Italia SpA
1.13%, 03/26/22, EUR (d) (g)	1,100	1,246
3.63%, 01/19/24, EUR (d)	200	254
Other Securities		2,276
		5,891
Luxembourg 0.3%
Altice Financing SA
6.63%, 02/15/23 (b)	300	318
Other Securities		379
		697
Netherlands 1.3%
Neptune Finco Corp.
10.13%, 01/15/23 (b)	1,250	1,452
Other Securities		1,610
		3,062
Portugal 0.6%
Other Securities		1,250
Spain 1.0%
Banco Santander SA
6.25%, (callable at 100 beginning 03/12/19), EUR (d) (f) (g)	100	117
6.75%, (callable at 100 beginning 04/25/22), EUR (d) (f)	400	488
Other Securities		1,577
		2,182
Switzerland 1.5%
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (f)	1,115	1,183
3.57%, 01/09/23 (b)	250	256
4.28%, 01/09/28 (b)	250	259
UBS Group AG
6.87%, (callable at 100 beginning 08/07/25) (d) (f)	240	257
6.87%, (callable at 100 beginning 03/22/21) (d) (f)	603	646
UBS Group Funding Switzerland AG
3.49%, 05/23/23 (b)	870	894
		3,495
United Kingdom 6.6%
Barclays Plc
2.62%, 11/11/25, EUR (d)	120	141
5.20%, 05/12/26	1,160	1,219
HSBC Holdings Plc
6.00%, (callable at 100 beginning 05/22/27) (f)	1,750	1,836
6.87%, (callable at 100 beginning 06/01/21) (f) (g)	690	744
National Westminster Bank Plc
1.50%, (callable at 100 beginning 08/10/17) (f)	600	493
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (c)	2,360	2,373
Santander UK Plc
5.00%, 11/07/23 (b)	806	864
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP (d)	250	340
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP (d)	305	430
Other Securities		6,903
		15,343
United States of America 34.9%
1011778 B.C. Unlimited Liability Co.
6.00%, 04/01/22 (b)	1,050	1,087
Alere Inc.
6.50%, 06/15/20	1,375	1,399
6.38%, 07/01/23 (b)	1,325	1,426
American Airlines Group Inc.
4.63%, 03/01/20 (b)	515	533
AT&T Inc.
0.00%, 11/27/22 (b) (e)	3,000	2,525
0.52%, 09/04/23, EUR (c)	325	375
2.35%, 09/04/29, EUR	250	282
	Shares/Par†	Value
3.15%, 09/04/36, EUR	225	254
5.45%, 03/01/47	600	646
Broadcom Corp.
3.63%, 01/15/24 (b)	1,460	1,494
3.88%, 01/15/27 (b)	875	898
CenturyLink Inc.
7.50%, 04/01/24 (h)	905	992
Charter Communications Operating LLC
6.38%, 10/23/35	880	1,048
6.83%, 10/23/55	590	721
Discovery Communications LLC
3.80%, 03/13/24	590	596
4.90%, 03/11/26	1,104	1,172
First Data Corp.
7.00%, 12/01/23 (b)	529	565
Freeport-McMoRan Inc.
2.38%, 03/15/18	244	243
3.10%, 03/15/20	370	362
4.00%, 11/14/21	85	83
3.55%, 03/01/22	705	662
3.88%, 03/15/23	355	332
5.45%, 03/15/43	160	138
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (b)	1,339	1,414
7.75%, 06/01/24 (b)	585	617
Hertz Corp.
5.50%, 10/15/24 (b)	200	164
JPMorgan Chase Capital XXIII
2.18%, 05/15/47 (c)	3,619	3,322
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (d)	370	473
Micron Technology Inc.
5.25%, 08/01/23 (b)	1,480	1,539
7.50%, 09/15/23	1,175	1,310
Navient Corp.
6.75%, 06/25/25	5	5
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	1,343	1,458
Qorvo Inc.
6.75%, 12/01/23	510	560
7.00%, 12/01/25	906	1,025
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (b)	98	105
Rite Aid Corp.
6.75%, 06/15/21	620	638
6.13%, 04/01/23 (b)	889	874
Sprint Capital Corp.
6.88%, 11/15/28	130	144
Sprint Communications Inc.
9.00%, 11/15/18 (b)	167	181
Sprint Corp.
7.63%, 02/15/25	165	190
Sprint Nextel Corp.
6.00%, 11/15/22	260	275
Tenet Healthcare Corp.
5.00%, 03/01/19	156	164
4.75%, 06/15/20 (c)	500	505
6.00%, 10/01/20	147	157
7.50%, 01/01/22 (b)	39	42
8.13%, 04/01/22	525	558
TransDigm Inc.
6.00%, 07/15/22	473	487
6.50%, 07/15/24	898	925
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (b)	725	706
6.75%, 08/15/21 (b)	100	95
5.63%, 12/01/21 (b)	375	339
6.50%, 03/15/22 (b)	585	614
7.00%, 03/15/24 (b)	431	455
Verizon Communications Inc.
5.25%, 03/16/37	545	586
4.86%, 08/21/46	1,195	1,196
5.50%, 03/16/47	1,790	1,959
4.52%, 09/15/48	434	411

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
VRX Escrow Corp.
5.38%, 03/15/20 (b)	500	483
Western Digital Corp.
7.38%, 04/01/23 (b)	1,344	1,476
10.50%, 04/01/24	2,309	2,723
Williams Cos. Inc.
8.75%, 03/15/32 (i)	745	950
5.75%, 06/24/44	955	987
Other Securities		33,302
		81,247
Total Corporate Bonds And Notes (cost $131,340)		131,786
VARIABLE RATE SENIOR LOAN INTERESTS 20.0% (c)
Canada 0.1%
Other Securities		177
France 0.5%
Other Securities		1,141
Germany 0.5%
Other Securities		1,147
Luxembourg 1.2%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,630
Other Securities		1,207
		2,837
Netherlands 0.4%
Other Securities		942
Spain 0.2%
Other Securities		516
United Kingdom 0.7%
Other Securities		1,597
United States of America 16.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	1,024	1,021
Alere Inc.
Term Loan B, 4.48%, 06/15/22	1,475	1,478
Altice US Finance I Corp.
Term Loan B, 3.28%, 07/20/25	160	158
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	2,355	2,327
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	546	548
Term Loan I, 3.48%, 01/15/24	688	690
Dell Inc.
Term Loan B, 3.55%, 09/07/23	2,313	2,321
First Data Corp.
Term Loan A, 3.22%, 06/02/20	1,248	1,247
Term Loan, 3.72%, 04/20/24	471	471
Micron Technology Inc.
Term Loan, 3.55%, 04/15/22	691	696
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.97%, 05/02/22	804	803
Rexnord LLC
Term Loan B, 3.90%, 08/15/20	89	89
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	947	946
TransDigm Inc.
Term Loan F, 4.23%, 06/09/23	1,048	1,046
Unitymedia Hessen GmbH & Co. KG
Term Loan B, 0.00%, 09/30/25 (j)	90	90
Veritas Bermuda Ltd.
Term Loan, 0.00%, 01/27/23 (j)	999	1,005
Term Loan B, 0.00%, 01/27/23 (j)	275	275
Veritas Software Corp.
Term Loan B-1, 6.63%, 06/07/23, EUR	225	258
Western Digital Corp.
Term Loan B, 3.78%, 04/29/23	660	662
Other Securities		21,958
		38,089
Total Variable Rate Senior Loan Interests (cost $46,586)		46,446
	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 4.9%
Argentina 0.2%
Other Securities		454
Belarus 0.0%
Other Securities		102
Brazil 0.4%
Other Securities		956
Cote D'Ivoire 0.0%
Other Securities		94
Croatia 0.2%
Other Securities		505
Hungary 0.2%
Other Securities		361
Indonesia 0.2%
Other Securities		538
Italy 0.2%
Other Securities		565
Portugal 0.3%
Other Securities		733
Russian Federation 0.3%
Other Securities		636
Serbia 0.4%
Other Securities		962
Ukraine 0.1%
Other Securities		203
United States of America 2.3%
U.S. Treasury Bond
2.88%, 11/15/46 (h)	968	975
3.00%, 02/15/47	289	299
3.00%, 05/15/47	80	83
U.S. Treasury Note
2.38%, 05/15/27	3,842	3,867
		5,224
Venezuela 0.1%
Other Securities		164
Total Government And Agency Obligations (cost $11,446)		11,497
SHORT TERM INVESTMENTS 23.3%
Repurchase Agreements 23.3%
Repurchase Agreements (k)		54,126
Total Short Term Investments (cost $54,042)		54,126
Total Investments 120.9% (cost $280,742)		281,261
Total Securities Sold Short (23.3)% (proceeds $53,026)		(54,123)
Total Purchased Options 0.2% (cost $492)		360
Other Derivative Instruments (1.2)%		(2,778)
Other Assets and Liabilities, Net 3.4%		7,997
Total Net Assets 100.0%		$232,717

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $56,659 and 24.3%, respectively.

(c) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Perpetual security.

(g) Convertible security.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(j) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(k) For repurchase agreements held at June 30, 2017, see Repurchase Agreements in these Schedules of Investments.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
SECURITIES SOLD SHORT (23.3%)
CORPORATE BONDS AND NOTES (16.2%)
Belgium (0.7%)
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	(1,495)	$(1,696)
China (0.2%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (a) (b) (c)	(200)	(209)
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (a) (b) (c)	(200)	(211)
		(420)
France (0.1%)
NEW Areva Holding SA
4.38%, 11/06/19, EUR	(100)	(124)
Israel (0.4%)
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	(980)	(907)
Switzerland (0.4%)
Novartis Capital Corp.
4.00%, 11/20/45	(710)	(751)
Syngenta Finance NV
1.88%, 11/02/21, EUR (c)	(100)	(117)
		(868)
United States of America (14.4%)
AbbVie Inc.
4.45%, 05/14/46	(1,485)	(1,551)
Albertsons Cos. LLC
5.75%, 03/15/25 (d)	(150)	(140)
Allergan Funding SCS
4.75%, 03/15/45	(590)	(640)
Ally Financial Inc.
5.13%, 09/30/24	(325)	(344)
Anadarko Petroleum Corp.
5.55%, 03/15/26	(250)	(279)
Baxalta Inc.
5.25%, 06/23/45	(285)	(337)
CBS Corp.
2.90%, 01/15/27	(600)	(570)
Celgene Corp.
3.88%, 08/15/25	(590)	(618)
Citigroup Inc.
6.13%, (callable at 100 beginning 11/15/20) (a)	(890)	(959)
CVS Health Corp.
5.13%, 07/20/45	(1,770)	(2,040)
Diamond 1 Finance Corp.
8.35%, 07/15/46 (d)	(880)	(1,140)
ERAC USA Finance LLC
3.80%, 11/01/25 (d)	(525)	(537)
Express Scripts Holding Co.
4.80%, 07/15/46	(1,192)	(1,231)
Exxon Mobil Corp.
3.04%, 03/01/26	(900)	(909)
4.11%, 03/01/46	(910)	(964)
Ford Motor Credit Co. LLC
4.39%, 01/08/26	(2,100)	(2,171)
Goldman Sachs Group Inc.
3.75%, 02/25/26	(919)	(937)
Hess Corp.
4.30%, 04/01/27	(160)	(157)
JC Penney Corp. Inc.
5.88%, 07/01/23 (d)	(105)	(105)
JPMorgan Chase & Co.
2.30%, 08/15/21	(1,790)	(1,783)
	Shares/Par†	Value
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
Level 3 Financing Inc.
5.38%, 05/01/25	(250)	(264)
Lifepoint Health Inc.
5.50%, 12/01/21	(585)	(607)
Macy's Retail Holdings Inc.
2.88%, 02/15/23	(650)	(598)
Merck & Co. Inc.
3.70%, 02/10/45	(710)	(712)
Molson Coors Brewing Co.
4.20%, 07/15/46	(880)	(872)
Morgan Stanley
3.88%, 01/27/26	(900)	(928)
3.13%, 07/27/26	(885)	(861)
Mylan NV
3.95%, 06/15/26	(590)	(600)
5.25%, 06/15/46	(580)	(637)
Netflix Inc.
4.38%, 11/15/26 (d)	(570)	(574)
Philip Morris International Inc.
2.75%, 02/25/26	(1,485)	(1,457)
Plains All American Pipeline LP
4.65%, 10/15/25	(100)	(103)
4.50%, 12/15/26	(650)	(662)
4.90%, 02/15/45	(1,180)	(1,107)
Rackspace Hosting Inc.
8.63%, 11/15/24 (d)	(350)	(374)
Seagate HDD Cayman
4.75%, 06/01/23	(750)	(782)
Target Corp.
4.00%, 07/01/42	(1,187)	(1,181)
United Rentals North America Inc.
5.88%, 09/15/26	(410)	(437)
Verizon Communications Inc.
2.63%, 08/15/26	(1,680)	(1,552)
Williams Partners LP
5.10%, 09/15/45	(1,175)	(1,229)
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	(590)	(597)
		(33,584)
Total Corporate Bonds And Notes (proceeds $36,548)		(37,599)
GOVERNMENT AND AGENCY OBLIGATIONS (7.1%)
Ecuador (0.1%)
Ecuador Government International Bond
7.95%, 06/20/24 (c)	(200)	(187)
Spain (0.6%)
Spain Government Bond
5.40%, 01/31/23, EUR (d)	(980)	(1,423)
United States of America (6.4%)
U.S. Treasury Note
1.50%, 06/15/20	(730)	(729)
1.75%, 05/31/22	(6,191)	(6,156)
2.00%, 05/31/24	(4,780)	(4,741)
2.25%, 02/15/27	(3,301)	(3,288)
		(14,914)
Total Government And Agency Obligations (proceeds $16,478)		(16,524)
Total Securities Sold Short (23.3%) (proceeds $53,026)		$(54,123)

(a) Perpetual security.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $4,293 and 1.8%, respectively.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
APS	AbbVie Inc., 4.45%, due 05/14/46	1,485	$1,551	0.50%	04/24/17	Open	$1,481	1,481	$1,481

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
APS	Anheuser-Busch InBev Finance Inc., 4.90%, due 02/01/46	1,495	1,696	0.50	04/24/17	Open	1,674	1,674	1,674
APS	Baxalta Inc., 5.25%, due 06/23/45	285	337	0.50	04/24/17	Open	323	323	323
APS	Mylan NV, 3.95%, due 06/15/26	590	600	0.50	05/17/17	Open	597	597	597
APS	Express Scripts Holding Co., 4.80%, due 07/15/46	1,192	1,231	0.40	05/23/17	Open	1,199	1,199	1,199
APS	U.S. Treasury Note, 2.25%, due 02/15/27	3,301	3,288	1.20	06/30/17	07/03/17	3,321	3,321	3,321
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	209	(2.75)	01/26/17	Open	209	209	209
BBP	Spain Government Bond, 5.40%, due 01/31/23, EUR	280	355	(0.70)	05/04/17	Open	410	359	410
BBP	NEW Areva Holding SA, 4.38%, due 11/06/19, EUR	100	124	(2.75)	07/04/17	07/04/17	125	109	125
BCL	Citigroup Inc., 6.13%, perpetual	808	871	0.50	03/20/17	Open	865	865	865
BCL	Seagate HDD Cayman, 4.75%, due 06/01/23	750	782	0.50	03/20/17	Open	758	758	758
BCL	Macy's Retail Holdings Inc., 2.88%, due 02/15/23	650	598	0.50	03/20/17	Open	604	604	604
BCL	Exxon Mobil Corp., 3.04%, due 03/01/26	900	909	0.50	04/24/17	Open	913	914	914
BCL	Exxon Mobil Corp., 4.11%, due 03/01/46	910	964	0.50	04/24/17	Open	946	946	946
BCL	JPMorgan Chase & Co., 2.30%, due 08/15/21	1,790	1,783	0.50	04/24/17	Open	1,786	1,786	1,786
BCL	Philip Morris International Inc., 2.75%, due 02/25/26	1,485	1,457	0.40	04/24/17	Open	1,453	1,453	1,453
BCL	Goldman Sachs Group Inc., 3.75%, due 02/25/26	919	937	0.50	06/09/17	Open	951	951	951
BCL	Albertsons Cos. LLC, 5.75%, due 03/15/25	150	140	0.75	06/26/17	Open	140	140	140
BCL	Hess Corp., 4.30%, due 04/01/27	160	157	0.75	06/27/17	Open	157	157	157
BCL	Rackspace Hosting Inc., 8.63%, due 11/15/24	150	160	0.65	06/30/17	Open	161	161	161
BCL	U.S. Treasury Note, 1.50%, due 06/15/20	730	729	1.13	06/30/17	07/03/17	730	730	730
CGM	Level 3 Financing Inc., 5.38%, due 05/01/25	250	264	0.35	03/15/17	Open	254	254	254
CGM	Ally Financial Inc., 5.13%, due 09/30/24	325	344	(0.25)	03/22/17	Open	336	336	336
CGM	Morgan Stanley, 3.88%, due 01/27/26	900	928	0.60	04/24/17	Open	929	929	929
CGM	Citigroup Inc., 6.13%, perpetual	82	88	(0.05)	04/24/17	Open	90	90	90
CGM	Zimmer Biomet Holdings Inc., 3.55%, due 04/01/25	590	597	0.60	05/02/17	Open	591	591	591
CGM	Allergan Funding SCS, 4.75%, due 03/15/45	590	640	0.60	05/19/17	Open	635	635	635
CGM	Rackspace Hosting Inc., 8.63%, due 11/15/24	200	214	0.45	06/14/17	Open	215	215	215
CGM	Plains All American Pipeline LP, 4.50%, due 12/15/26	650	662	0.85	06/19/17	Open	687	687	687
CGM	Anadarko Petroleum Corp., 5.55%, due 03/15/26	250	279	(1.75)	06/21/17	Open	283	283	283
CGM	Novartis Capital Corp., 4.00%, due 11/20/45	710	751	0.85	06/21/17	Open	753	753	753
CGM	Williams Partners LP, 5.10%, due 09/15/45	1,175	1,229	0.85	06/21/17	Open	1,248	1,248	1,248
CGM	Merck & Co. Inc., 3.70%, due 02/10/45	710	712	0.85	06/21/17	Open	722	722	722
CGM	Molson Coors Brewing Co., 4.20%, due 07/15/46	880	872	0.85	06/21/17	Open	887	887	887
CGM	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	2,100	2,171	0.85	06/21/17	Open	2,218	2,218	2,218
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	0.75	06/30/17	Open	39	39	39
CSI	Ecuador Government International Bond, 7.95%, due 06/20/24	200	187	0.50	06/27/17	Open	184	184	184
DUB	Spain Government Bond, 5.40%, due 01/31/23, EUR	700	888	(0.60)	01/31/17	Open	1,037	908	1,037
DUB	U.S. Treasury Note, 2.00%, due 05/31/24	4,780	4,741	1.15	06/30/17	07/03/17	4,762	4,762	4,762
JPM	Syngenta Finance NV, 1.88%, due 11/02/21, EUR	100	103	(1.10)	04/19/17	Open	129	113	129
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	211	0.00	06/19/17	07/11/17	228	228	228
JPM	U.S. Treasury Note, 1.75%, due 05/31/22	6,191	6,156	0.95	06/30/17	07/03/17	6,176	6,176	6,176
RBC	Netflix Inc., 4.38%, due 11/15/26	570	574	0.40	05/16/17	Open	570	570	570
RBC	JC Penney Corp. Inc., 5.88%, due 07/01/23	105	105	0.00	03/10/17	Open	106	106	106
RBC	Lifepoint Health Inc., 5.50%, due 12/01/21	585	607	0.65	03/24/17	Open	608	608	608
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	537	0.65	04/18/17	Open	541	541	541
RBC	CBS Corp., 2.90%, due 01/15/27	600	570	0.65	04/24/17	Open	573	573	573
RBC	Celgene Corp., 3.88%, due 08/15/25	590	618	0.65	04/24/17	Open	614	614	614
RBC	Morgan Stanley, 3.13%, due 07/27/26	885	861	0.65	04/24/17	Open	858	858	858
RBC	Mylan NV, 5.25%, due 06/15/46	580	637	0.65	04/24/17	Open	609	609	609

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
RBC	Target Corp., 4.00%, due 07/01/42	1,187	1,181	0.65	04/24/17	Open	1,187	1,187	1,187
RBC	Verizon Communications Inc., 2.63%, due 08/15/26	1,680	1,552	0.65	05/10/17	Open	1,537	1,537	1,537
RBC	Plains All American Pipeline LP, 4.90%, due 02/15/45	1,180	1,107	0.65	05/16/17	Open	1,127	1,127	1,127
RBC	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	980	907	0.35	05/16/17	Open	853	853	853
RBC	CVS Health Corp., 5.13%, due 07/20/45	1,770	2,040	0.65	05/23/17	Open	2,031	2,031	2,031
RBC	Diamond 1 Finance Corp., 8.35%, due 07/15/46	880	1,140	0.65	06/13/17	Open	1,155	1,155	1,155
RBC	Plains All American Pipeline LP, 4.65%, due 10/15/25	100	103	0.90	06/23/17	Open	105	105	105
RBC	United Rentals North America Inc., 5.88%, due 09/15/26	410	437	0.90	06/22/17	Open	445	445	445
									$54,126

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Adagio IV CLO Ltd., Series IV-F-X, 6.65%, 10/15/29	05/17/16	$93	$110	—%
Adagio V CLO DAC, Series V-E-X, 6.70%, 10/15/29	07/26/16	117	127	0.1
AG Insurance SA, 3.50%, 06/30/47	04/07/17	214	239	0.1
Anheuser-Busch InBev SA, 2.00%, 03/17/28	11/18/16	330	358	0.2
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/14	547	502	0.2
Arbour CLO Ltd., Series 2014-E-1X, 5.00%, 06/16/27	05/19/14	322	272	0.1
Arbour CLO Ltd., Series 2014-F-1X, 5.75%, 06/16/27	05/19/14	455	377	0.2
Assicurazioni Generali SpA, 5.50%, 10/27/47	01/26/17	341	381	0.2
Avoca CLO XIII Ltd., Series E-13X, 5.17%, 12/29/27	12/22/14	293	286	0.1
Avoca CLO XIV Ltd., Series SUB-14X, 0.00%, 07/12/28	05/19/15	411	376	0.2
Avoca CLO XIV Ltd., Series F-14X, 5.75%, 07/12/28	05/19/15	289	319	0.1
Avoca CLO XV Ltd., Series M1-15X, 0.00%, 01/15/29	09/29/15	476	468	0.2
Avoca CLO XV Ltd., Series F-15X, 6.75%, 01/15/29	09/29/15	239	258	0.1
Banco Bilbao Vizcaya Argentaria SA, 5.87%, callable at 100 beginning 05/24/22	05/18/17	222	228	0.1
Banco Bilbao Vizcaya Argentaria SA, 8.88%, callable at 100 beginning 04/14/21	04/08/16	223	261	0.1
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/14	525	137	0.1
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/14	1,503	384	0.2
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/14	2,415	729	0.3
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/14	95	117	0.1
Banco Santander SA, 6.75%, callable at 100 beginning 04/25/22	04/19/17	440	488	0.2
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/16	(201)	(209)	(0.1)
Bank of Ireland, 7.38%, callable at 100 beginning 06/18/20	03/11/16	207	248	0.1
Bankia SA, 4.00%, 05/22/24	05/16/14	436	474	0.2
Barclays Plc, 2.62%, 11/11/25	02/27/17	128	141	0.1
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/13	274	236	0.1
BlueMountain EUR CLO II Ltd., Series 2017-E-2X, 5.45%, 07/15/30	05/24/17	108	111	—
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/14	501	487	0.2
Buzzi Unicem SpA, 2.13%, 04/28/23	06/19/17	235	240	0.1
Cairn CLO VI BV, Series 2016-E-6X, 6.25%, 07/25/29	06/14/16	214	231	0.1
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-E-2X, 6.50%, 09/21/29	08/04/16	117	145	0.1
CMF SpA, 9.00%, 06/15/22	06/30/17	112	114	—
CNP Assurances SA, 4.50%, 06/10/47	05/05/17	120	127	0.1
Cordatus CLO Plc, Series F-8X, 5.70%, 01/23/20	02/13/17	100	116	—
Cordatus CLO Plc, Series E-8X, 7.65%, 01/23/20	02/13/17	104	114	—
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/15	354	365	0.2
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	07/11/16	232	250	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/14	486	505	0.2
Dryden XLVI Euro CLO BV, Series 2016-E-46X, 5.75%, 01/15/30	09/19/16	109	119	0.1
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/15	(169)	(187)	(0.1)
Electricite de France SA, 3.63%, 10/13/25	03/31/17	1,072	1,083	0.5
Erste Group Bank AG, 6.50%, callable at 100 beginning 04/15/24	04/06/17	214	247	0.1
Euro-Galaxy IV CLO, Series 2015-E-4X, 4.50%, 07/30/28	05/26/15	174	183	0.1
Euro-Galaxy IV CLO, Series 2015-F-4X, 6.25%, 07/30/28	05/26/15	400	418	0.2
Gas Natural Fenosa Finance BV, 3.38%, callable at 100 beginning 04/24/24	04/22/15	213	233	0.1
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 09/23/17	01/21/14	130	133	0.1
Iceland Bondco Plc, 6.75%, 07/15/24	07/28/16	118	143	0.1
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/14	553	538	0.2
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/16/16	(201)	(211)	(0.1)
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/15	712	715	0.3
ITV Plc, 2.00%, 12/01/23	11/25/16	844	929	0.4
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/16	92	94	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Restricted Securities (continued)
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Jerrold Finco Plc, 6.13%, 01/15/24	03/30/17	249	264	0.1
Jubilee CDO BV, Series VIII-SUB-X, 4.77%, 01/15/24	03/28/14	603	347	0.1
KIRS Midco 3 Plc, 8.38%, 07/15/23	06/07/17	774	765	0.3
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/15	473	473	0.2
Marks & Spencer Group Plc, 3.00%, 12/08/23	12/02/16	375	397	0.2
Netflix Inc., 3.63%, 05/15/27	04/27/17	297	316	0.1
New Look Secured Issuer Plc, 6.50%, 07/01/22	03/07/16	412	322	0.1
Nexans SA, 2.50%, 01/01/19	05/04/17	198	199	0.1
North Westerly CLO IV BV, Series IV-A-1-X, 1.22%, 01/15/26	12/13/13	2,677	2,228	1.0
Nyrstar NV, 4.25%, 09/25/18	04/03/17	108	116	—
OCP Euro CLO Ltd., Series 2017-E-1X, 5.35%, 06/18/30	04/05/17	101	112	—
Orange SA, 5.25%, callable at 100 beginning 02/07/24	07/28/16	366	391	0.2
Orange SA, 3.38%, 09/16/22	03/31/17	918	978	0.4
Orange SA, 1.00%, 05/12/25	04/04/17	214	229	0.1
Paragon Mortgages No. 13 Plc, Series 13X-A2C, 1.34%, 01/15/39	08/22/13	467	494	0.2
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/14	154	112	—
Portugal Government International Bond, 5.13%, 10/15/24	07/03/14	721	733	0.3
Prysmian SpA, 0.00%, 01/17/22	05/24/17	114	118	0.1
Punch Taverns Finance Plc, 0.34%, 07/15/21	12/19/14	39	33	—
Punch Taverns Finance Plc, 5.84%, 10/15/27	10/09/14	535	425	0.2
RAG-Stiftung, 0.00%, 12/31/18	05/01/17	228	232	0.1
Republic of Belarus, 8.95%, 01/26/18	06/24/16	102	102	—
Republic of Serbia, 5.88%, 12/03/18	09/04/14	532	545	0.2
Russia Government International Bond, 5.00%, 04/29/20	04/20/16	627	636	0.3
Safran SA, 0.24%, 06/28/21	06/23/17	223	229	0.1
Serbia International Bond, 4.88%, 02/25/20	05/13/16	410	417	0.2
Springer SBM Two GmbH, Term Loan, 9.00%, 08/14/21	09/17/15	395	397	0.2
Stonegate Pub Co. Financing Plc, 4.88%, 03/15/22	03/06/17	134	133	0.1
Swissport Investments SA, 9.75%, 12/15/22	12/04/15	127	127	0.1
Syngenta Finance NV, 1.88%, 11/02/21	02/16/16	(112)	(117)	(0.1)
Telecom Italia SpA, 1.13%, 03/26/22	01/30/17	1,132	1,246	0.5
Telecom Italia SpA, 3.63%, 01/19/24	06/10/16	243	254	0.1
Telefonica Europe BV, 3.75%, callable at 100 beginning 03/15/22	09/09/16	113	119	0.1
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/15	243	262	0.1
Tullow Oil Jersey Ltd., 6.63%, 07/12/21	07/07/16	218	209	0.1
Tullow Oil Plc, 6.25%, 04/15/22	11/10/16	184	184	0.1
UBS Group AG, 6.87%, callable at 100 beginning 03/22/21	03/15/16	642	646	0.3
UBS Group AG, 6.87%, callable at 100 beginning 08/07/25	05/17/17	257	257	0.1
Ukraine Government International Bond, 7.75%, 09/01/21	02/10/17	196	203	0.1
UniCredit SpA, 9.25%, callable at 100 beginning 06/03/22	12/20/16	263	322	0.1
UniCredit SpA, 6.95%, 10/31/22	05/24/13	354	358	0.2
UniCredit SpA, 5.75%, 10/28/25	10/22/13	436	470	0.2
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/13/15	475	447	0.2
Unitymedia GmbH, 3.75%, 01/15/27	10/27/15	353	350	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/14	349	367	0.2
Unitymedia Hessen GmbH & Co. KG, 3.50%, 01/15/27	08/18/16	528	577	0.2
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/14	87	52	—
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	09/30/16	324	340	0.1
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/15	416	430	0.2
Vodafone Group Plc, 0.00%, 11/26/20	05/01/17	381	385	0.2
Volcan Holdings Inc., 4.13%, 04/11/20	03/17/17	599	563	0.2
Wereldhave NV, 1.00%, 05/22/19	05/05/17	111	115	—
ZF North America Capital Inc., 2.75%, 04/27/23	04/21/15	576	612	0.3
		$38,279	$35,070	15.1%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro STOXX 50	9	September 2017	EUR	312	$(3)	$(3)
Euro-Bobl	(38)	September 2017	EUR	(5,053)	2	55
Euro-BTP	2	September 2017	EUR	267	—	4
Euro-Bund	(59)	September 2017	EUR	(9,702)	21	174
Euro-OAT	(3)	September 2017	EUR	(449)	1	3
Euro-Schatz	(4)	September 2017	EUR	(449)	—	1
Russell 2000 Mini Index	(7)	September 2017		(490)	1	(5)
S&P 500 E-Mini Index	(33)	September 2017		(4,004)	(1)	9
U.K. Long Gilt	(13)	September 2017	GBP	(1,661)	2	37
U.S. Treasury Long Bond	(1)	September 2017		(152)	1	(1)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(3)	September 2017	(378)	1	1
U.S. Treasury Note, 2-Year	(4)	September 2017	(865)	—	1
U.S. Treasury Note, 5-Year	(36)	September 2017	(4,255)	6	13
Ultra Long Term U.S. Treasury Bond	(8)	September 2017	(1,303)	5	(24)
				$36	$265

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.10%	01/26/18		260	$—	$—
3-Month LIBOR	Receiving	1.02%	01/30/18		700	—	1
3-Month LIBOR	Receiving	1.25%	02/13/18		440	—	—
3-Month LIBOR	Receiving	1.24%	05/14/18		330	—	—
3-Month LIBOR	Receiving	1.22%	08/14/18		640	—	2
3-Month LIBOR	Receiving	1.89%	09/11/19		290	—	(2)
3-Month LIBOR	Receiving	1.78%	12/23/19		340	—	(1)
3-Month LIBOR	Receiving	1.67%	02/13/20		80	—	—
3-Month LIBOR	Receiving	1.69%	02/20/20		250	—	—
3-Month LIBOR	Receiving	1.65%	04/20/20		800	1	2
3-Month LIBOR	Receiving	1.69%	05/29/20		480	—	1
3-Month LIBOR	Receiving	1.54%	11/04/20		720	1	6
3-Month LIBOR	Receiving	1.91%	02/13/22		130	—	—
3-Month LIBOR	Receiving	1.80%	04/02/22		180	—	1
3-Month LIBOR	Receiving	1.86%	04/20/22		250	1	1
3-Month LIBOR	Receiving	1.92%	01/22/25		300	1	5
3-Month LIBOR	Receiving	2.01%	10/23/25		680	2	10
3-Month LIBOR	Receiving	2.20%	04/20/27		110	—	1
3-Month LIBOR	Receiving	2.20%	04/20/27		120	—	1
3-Month LIBOR	Paying	1.25%	02/13/18		240	—	—
3-Month LIBOR	Paying	1.44%	01/22/20		240	—	(1)
6-Month Euribor	Receiving	0.44%	10/06/19	EUR	12,180	3	(165)
						$9	$(138)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.IG.28	1.00%	06/20/22	9,040	$(168)	$(5)	$(16)
iTraxx Europe Crossover Series 27	5.00	06/20/22	10,755	(1,413)	11	(110)
iTraxx Europe Senior Series 25	1.00	06/20/21	1,060	(28)	—	(14)
iTraxx Europe Senior Series 27	1.00	06/20/22	5,740	(152)	1	(49)
				$(1,761)	$7	$(189)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28	5.00%	06/20/22	(925)	$63	$3	$1
iTraxx Europe Series 21	1.00	06/20/19	(1,190)	23	—	(4)
iTraxx Europe Series 25	1.00	06/20/21	(1,760)	47	—	16
iTraxx Europe Series 27	1.00	06/20/22	(16,590)	410	(1)	114
iTraxx Europe Subordinated Series 27	1.00	06/20/22	(1,500)	(27)	—	2
				$516	$2	$129

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Index Options
Chicago Board Options Exchange SPX Volatility Index	Call	23.00	07/19/17	35	$1
Chicago Board Options Exchange SPX Volatility Index	Call	23.00	07/19/17	55	1
Chicago Board Options Exchange SPX Volatility Index	Call	20.00	07/19/17	35	1
Chicago Board Options Exchange SPX Volatility Index	Call	25.00	09/20/17	60	3
					$6
Options on Securities
Ally Financial Inc.	Put	17.00	09/15/17	50	$1

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Ally Financial Inc.	Put	17.00	12/15/17	55	3
AMC Networks Inc.	Call	70.00	09/15/17	60	—
AMC Networks Inc.	Put	50.00	09/15/17	25	4
Capital One Financial Corp.	Put	70.00	09/15/17	35	2
Capital One Financial Corp.	Put	70.00	09/15/17	20	1
Capital One Financial Corp.	Put	60.00	12/15/17	15	1
Capital One Financial Corp.	Put	60.00	12/15/17	20	1
Caterpillar Inc.	Put	70.00	08/18/17	75	—
Caterpillar Inc.	Put	80.00	08/18/17	80	—
CBS Corp.	Put	57.50	08/18/17	50	2
CenturyLink Inc.	Call	29.00	09/15/17	125	1
CenturyLink Inc.	Call	30.00	01/19/18	35	1
CenturyLink Inc.	Call	30.00	01/19/18	50	1
Chesapeake Energy Corp.	Put	4.00	10/20/17	50	1
Dell Technologies Inc. - Class V	Put	55.00	10/20/17	50	6
Energy Select Sector SPDR Fund	Call	68.00	08/18/17	90	4
Financial Select Sector SPDR Fund	Call	26.00	08/18/17	125	1
Freeport-McMoRan Inc.	Put	10.00	07/21/17	50	—
Freeport-McMoRan Inc.	Put	10.00	07/21/17	75	—
Freeport-McMoRan Inc.	Put	11.00	07/21/17	40	—
Freeport-McMoRan Inc.	Put	11.00	07/21/17	50	1
Freeport-McMoRan Inc.	Put	11.00	07/21/17	25	—
Freeport-McMoRan Inc.	Put	10.00	08/18/17	50	1
Freeport-McMoRan Inc.	Put	10.00	08/18/17	80	1
Freeport-McMoRan Inc.	Put	10.00	11/17/17	25	1
Freeport-McMoRan Inc.	Put	10.00	11/17/17	50	2
Freeport-McMoRan Inc.	Put	10.00	01/19/18	40	2
Frontier Communications Corp.	Put	1.50	08/18/17	100	4
HCA Healthcare Inc.	Call	92.50	09/15/17	35	5
HCA Healthcare Inc.	Call	92.50	09/15/17	15	2
Hertz Global Holdings Inc.	Put	7.50	07/21/17	30	—
Hertz Global Holdings Inc.	Put	7.50	07/21/17	30	—
Hewlett Packard Enterprise Co.	Put	16.00	08/18/17	60	2
Hewlett Packard Enterprise Co.	Put	15.00	01/19/18	45	3
iShares 20+ Year Treasury Bond ETF	Call	131.00	07/21/17	45	—
iShares 20+ Year Treasury Bond ETF	Call	135.00	07/21/17	50	—
iShares 20+ Year Treasury Bond ETF	Call	135.00	09/15/17	75	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	07/21/17	65	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	07/21/17	35	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	07/21/17	14	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	07/21/17	21	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	07/21/17	85	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	86.00	07/21/17	70	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	85.00	07/21/17	20	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	85.00	07/21/17	60	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	88.00	07/21/17	45	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	88.00	07/21/17	65	3
iShares iBoxx USD High Yield Corporate Bond ETF	Put	88.00	07/21/17	150	7
iShares iBoxx USD High Yield Corporate Bond ETF	Put	88.00	07/21/17	30	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	50	3
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	35	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	40	3
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	15	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	88.00	08/18/17	30	3
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	35	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	15	1
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	60	4
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	60	4
iShares iBoxx USD High Yield Corporate Bond ETF	Put	87.00	08/18/17	35	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	09/15/17	65	2
iShares iBoxx USD High Yield Corporate Bond ETF	Put	86.00	09/15/17	50	4
iShares iBoxx USD High Yield Corporate Bond ETF	Put	86.00	09/15/17	35	3
iShares iBoxx USD Investment Grade Corporate Bond ETF	Put	114.00	12/15/17	95	4
iShares JPMorgan USD Emerging Markets Bond ETF	Put	110.00	09/15/17	65	3
iShares JPMorgan USD Emerging Markets Bond ETF	Put	110.00	09/15/17	35	1
iShares JPMorgan USD Emerging Markets Bond ETF	Put	110.00	09/15/17	20	1
iShares JPMorgan USD Emerging Markets Bond ETF	Put	105.00	12/15/17	50	3
iShares MSCI Emerging Markets ETF	Put	38.00	07/21/17	70	—
iShares MSCI Emerging Markets ETF	Put	40.00	08/18/17	50	2
iShares MSCI Emerging Markets ETF	Put	39.50	08/18/17	65	2
iShares Russell 2000 ETF	Put	133.00	07/21/17	5	—
iShares Russell 2000 ETF	Put	133.00	07/21/17	25	1

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
iShares Russell 2000 ETF	Put	137.00	08/18/17	65	10
iShares U.S. Preferred Stock ETF	Put	38.00	07/21/17	60	—
iShares U.S. Preferred Stock ETF	Put	36.00	07/21/17	200	1
JPMorgan Chase & Co.	Call	92.50	08/18/17	50	8
Micron Technology Inc.	Put	20.00	01/19/18	50	3
Microsoft Corp.	Call	75.00	08/18/17	50	2
Motorola Solutions Inc.	Put	60.00	07/21/17	70	—
Powershares QQQ Trust Series 1	Put	140.00	07/21/17	20	7
Powershares QQQ Trust Series 1	Put	141.00	07/21/17	3	1
Powershares QQQ Trust Series 1	Put	125.00	07/21/17	50	1
Powershares QQQ Trust Series 1	Put	141.00	07/21/17	32	13
PowerShares QQQ Trust Series 1	Put	136.50	07/21/17	35	6
PowerShares QQQ Trust Series 1	Put	130.00	08/18/17	30	4
QUALCOMM Inc.	Call	65.00	10/20/17	125	5
QUALCOMM Inc.	Call	65.00	10/20/17	70	3
QUALCOMM Inc.	Call	70.00	01/19/18	40	2
SPDR S&P 500 ETF Trust	Put	238.00	07/21/17	30	3
SPDR S&P 500 ETF Trust	Put	240.00	07/21/17	50	7
SPDR S&P 500 ETF Trust	Put	239.00	07/21/17	40	5
SPDR S&P 500 ETF Trust	Put	238.00	07/21/17	60	6
SPDR S&P 500 ETF Trust	Put	242.00	07/21/17	50	10
SPDR S&P 500 ETF Trust	Put	242.00	07/21/17	15	3
SPDR S&P Oil & Gas Exploration & Production ETF	Put	28.00	08/18/17	60	2
Tenet Healthcare Corp.	Put	15.00	08/18/17	15	—
Tenet Healthcare Corp.	Put	15.00	08/18/17	15	—
Tenet Healthcare Corp.	Put	14.00	08/18/17	60	1
Tenet Healthcare Corp.	Put	14.00	11/17/17	15	1
Tenet Healthcare Corp.	Put	16.00	11/17/17	15	2
Tenet Healthcare Corp.	Put	14.00	11/17/17	10	1
Ultra Petroleum Corp.	Put	10.00	11/17/17	35	3
Valeant Pharmaceuticals International Inc.	Put	10.00	07/21/17	35	—
Valeant Pharmaceuticals International Inc.	Put	10.00	07/21/17	50	—
Valeant Pharmaceuticals International Inc.	Put	11.00	10/20/17	35	1
Valeant Pharmaceuticals International Inc.	Put	11.00	10/20/17	10	—
Valeant Pharmaceuticals International Inc.	Put	10.00	10/20/17	40	1
Valeant Pharmaceuticals International Inc.	Put	10.00	10/20/17	15	—
Valeant Pharmaceuticals International Inc.	Put	10.00	10/20/17	35	1
Valeant Pharmaceuticals International Inc.	Put	10.00	01/19/18	15	1
Valeant Pharmaceuticals International Inc.	Put	12.50	01/19/18	35	4
Valeant Pharmaceuticals International Inc.	Put	9.00	01/19/18	15	1
VanEck Vectors Semiconductor ETF	Put	75.00	08/18/17	35	3
VanEck Vectors Semiconductor ETF	Put	75.00	11/17/17	35	9
Verizon Communications Inc.	Put	41.00	08/18/17	65	2
Western Digital Corp.	Put	70.00	07/21/17	45	—
Western Digital Corp.	Put	75.00	09/15/17	15	2
Western Digital Corp.	Put	70.00	10/20/17	10	2
Western Digital Corp.	Put	70.00	10/20/17	15	2
Western Digital Corp.	Put	70.00	10/20/17	60	9
Western Digital Corp.	Put	60.00	01/19/18	20	3
					$277

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Credit Default Swaptions
iTraxx Europe Crossover Series 27	CIT	Put	250.00%	08/16/17	EUR	1,500,000	$13
iTraxx Europe Crossover Series 27	CIT	Put	250.00	08/16/17	EUR	1,500,000	13
							$26
Interest Rate Swaptions
3-Month LIBOR	BOA	Put	2.39%	07/20/17		6,600,000	$—
3-Month LIBOR	BOA	Put	2.54	07/20/17		1,600,000	—
3-Month LIBOR	CGM	Put	2.30	10/02/17		1,700,000	3
3-Month LIBOR	CGM	Put	2.45	10/02/17		600,000	1
3-Month LIBOR	DUB	Put	2.65	12/07/17		900,000	6
3-Month LIBOR	DUB	Put	2.65	12/07/17		1,200,000	7
3-Month LIBOR	DUB	Put	2.40	07/17/17		2,300,000	—
3-Month LIBOR	DUB	Put	2.45	12/07/17		300,000	4
3-Month LIBOR	DUB	Put	2.35	12/11/17		4,700,000	15
3-Month LIBOR	DUB	Put	2.70	07/17/17		2,200,000	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
3-Month LIBOR	DUB	Put	2.45	12/07/17	400,000	5
3-Month LIBOR	DUB	Put	2.15	12/07/17	1,600,000	10
						$51

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	07/21/17	21	$—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	07/21/17	14	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	07/21/17	35	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	07/21/17	65	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	08/18/17	60	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	08/18/17	40	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	08/18/17	15	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	84.00	08/18/17	30	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	08/18/17	50	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	08/18/17	60	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	08/18/17	35	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	82.00	08/18/17	35	—
iShares iBoxx USD High Yield Corporate Bond ETF	Put	83.00	09/15/17	35	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	Put	83.00	09/15/17	50	(2)
iShares MSCI Emerging Markets ETF	Put	37.00	08/18/17	50	(1)
iShares Russell 2000 ETF	Put	118.00	07/21/17	5	—
iShares Russell 2000 ETF	Put	118.00	07/21/17	25	—
iShares Russell 2000 ETF	Put	127.00	08/18/17	65	(3)
Powershares QQQ Trust Series 1	Put	131.00	07/21/17	3	—
Powershares QQQ Trust Series 1	Put	130.00	07/21/17	35	(2)
Powershares QQQ Trust Series 1	Put	131.00	07/21/17	32	(2)
Powershares QQQ Trust Series 1	Put	132.00	07/21/17	20	(1)
SPDR S&P 500 ETF Trust	Put	232.00	07/21/17	50	(2)
SPDR S&P 500 ETF Trust	Put	228.00	07/21/17	60	(2)
SPDR S&P 500 ETF Trust	Put	232.00	07/21/17	15	(1)
SPDR S&P 500 ETF Trust	Put	227.00	07/21/17	30	(1)
SPDR S&P 500 ETF Trust	Put	230.00	07/21/17	50	(2)
SPDR S&P 500 ETF Trust	Put	227.00	07/21/17	40	(1)
					$(26)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Premiums
Options outstanding at December 31, 2016	935	12,000,000	$108
Options written during the period	6,708	14,740,000	309
Options closed during the period	(1,010)	(5,720,000)	(49)
Options exercised during the period	(390)	—	(92)
Options expired during the period	(5,218)	(21,020,000)	(243)
Options outstanding at June 30, 2017	1,025	—	$33

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	BNP	07/06/17	EUR	922	$1,053	$1
EUR/USD	CIT	07/06/17	EUR	8,912	10,180	11
EUR/USD	DUB	07/06/17	EUR	54,344	62,076	54
EUR/USD	MSC	07/06/17	EUR	8,000	9,138	182
EUR/USD	MSC	08/03/17	EUR	8,000	9,153	16
EUR/GBP	BOA	08/02/17	GBP	(1,290)	(1,682)	70
GBP/USD	CIT	07/06/17	GBP	5,789	7,540	33
GBP/USD	DUB	07/06/17	GBP	2,592	3,376	14
GBP/USD	MSC	07/06/17	GBP	1,304	1,699	21
GBP/USD	MSC	08/03/17	GBP	1,291	1,683	5
USD/EUR	BNP	07/06/17	EUR	(922)	(1,053)	(21)
USD/EUR	CIT	07/06/17	EUR	(8,912)	(10,180)	(204)
USD/EUR	DUB	07/06/17	EUR	(54,344)	(62,076)	(1,236)
USD/EUR	MSC	07/06/17	EUR	(8,000)	(9,138)	(15)
USD/EUR	GSC	08/02/17	EUR	(1,528)	(1,747)	(76)
USD/EUR	BNP	08/03/17	EUR	(922)	(1,055)	(1)
USD/EUR	CIT	08/03/17	EUR	(8,912)	(10,196)	(12)
USD/EUR	DUB	08/03/17	EUR	(54,344)	(62,174)	(65)
USD/GBP	CIT	07/06/17	GBP	(5,789)	(7,540)	(95)
USD/GBP	DUB	07/06/17	GBP	(2,592)	(3,376)	(40)
USD/GBP	MSC	07/06/17	GBP	(1,292)	(1,683)	(5)
USD/GBP	UBS	08/02/17	GBP	(1,473)	(1,921)	(5)
USD/GBP	CIT	08/03/17	GBP	(5,789)	(7,548)	(34)
USD/GBP	DUB	08/03/17	GBP	(2,592)	(3,379)	(15)
					$(78,850)	$(1,417)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Abbott Laboratories, 4.13%, 05/27/20	JPM	N/A	1.00%	12/20/18	$1,620	$(21)	$(57)	$36
Ally Financial Inc., 7.50%, 09/15/20	GSC	N/A	5.00	06/20/22	800	(107)	(109)	2
Ally Financial Inc., 7.50%, 09/15/20	GSC	N/A	5.00	06/20/22	375	(50)	(45)	(5)
AT&T Inc., 1.60%, 02/15/17	GSC	N/A	1.00	03/20/20	1,875	(32)	(31)	(1)
AT&T Inc., 1.60%, 02/15/17	CSI	N/A	1.00	12/20/20	885	(16)	8	(24)
Avnet Inc., 4.88%, 12/01/22	CCI	N/A	1.00	06/20/22	500	(2)	—	(2)
Banco Comercial Portugues SA, 3.34%, 02/27/17	BNP	N/A	5.00	12/20/20	116	(9)	(2)	(7)
Bank of America Corp., 5.65%, 05/01/18	GSC	N/A	1.00	06/20/22	880	(21)	(17)	(4)
Best Buy Co. Inc., 5.50%, 03/15/21	BNP	N/A	5.00	06/20/22	455	(81)	(71)	(10)
BNP Paribas SA, 2.61%, 04/13/17	JPM	N/A	1.00	12/20/21	419	(13)	(6)	(7)
Boston Scientific Corp., 2.65%, 10/01/18	JPM	N/A	1.00	06/20/20	1,250	(33)	(31)	(2)
Cable & Wireless International Finance NV, 8.63%, 03/25/19	GSC	N/A	5.00	06/20/22	171	(29)	(25)	(4)
Capital One Financial Corp., 4.75%, 07/15/21	CCI	N/A	1.00	06/20/22	1,500	(20)	(15)	(5)
Cardinal Health Inc., 1.90%, 06/15/17	BCL	N/A	1.00	12/20/18	1,620	(21)	(49)	28
Caterpillar Inc., 1.50%, 06/26/17	MSC	N/A	1.00	12/20/21	1,000	(29)	(14)	(15)
Caterpillar Inc., 3.90%, 05/27/21	CCI	N/A	1.00	12/20/21	275	(8)	(3)	(5)
Caterpillar Inc., 3.90%, 05/27/21	GSC	N/A	1.00	12/20/21	550	(17)	(7)	(10)
Caterpillar Inc., 3.90%, 05/27/21	GSC	N/A	1.00	06/20/22	655	(20)	(12)	(8)
Caterpillar Inc., 3.90%, 05/27/21	GSC	N/A	1.00	06/20/22	1,170	(36)	(21)	(15)
Caterpillar Inc., 3.90%, 05/27/21	JPM	N/A	1.00	06/20/22	1,175	(36)	(20)	(16)
CenturyLink Inc., 6.15%, 09/15/19	GSC	N/A	1.00	06/20/22	225	19	18	1
Citigroup Inc., 6.13%, 05/15/18	JPM	N/A	1.00	06/20/22	880	(20)	(16)	(4)
Clariant AG, 3.13%, 06/09/17	BNP	N/A	1.00	12/20/21	286	(4)	(1)	(3)
Credit Suisse Group AG, 5.00%, 07/29/19	JPM	N/A	1.00	12/20/21	171	(3)	3	(6)
Dell Inc., 7.10%, 04/15/28	GSC	N/A	1.00	12/20/18	250	(2)	5	(7)
Deutsche Bank, 5.13%, 08/31/17	BNP	N/A	1.00	06/20/22	354	(3)	5	(8)
Deutsche Bank, 5.13%, 08/31/17	CCI	N/A	1.00	06/20/22	634	(6)	(1)	(5)
Deutsche Bank, 5.13%, 08/31/17	CCI	N/A	1.00	06/20/22	214	(2)	—	(2)
Deutsche Bank, 5.13%, 08/31/17	GSC	N/A	1.00	06/20/22	635	(6)	(1)	(5)
Deutsche Bank, 5.13%, 08/31/17	JPM	N/A	1.00	06/20/22	196	(2)	—	(2)
Dow Chemical Co., 7.38%, 11/01/29	JPM	N/A	1.00	09/20/18	730	(9)	(4)	(5)
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20	BOA	N/A	5.00	06/20/22	343	(35)	(36)	1
Ford Motor Co., 6.50%, 08/01/18	GSC	N/A	5.00	06/20/22	485	(85)	(82)	(3)
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	JPM	N/A	5.00	06/20/22	750	(130)	(131)	1
Frontier Communications Corp., 9.00%, 08/15/31	GSC	N/A	5.00	06/20/22	100	16	14	2
Frontier Communications Corp., 9.00%, 08/15/31	GSC	N/A	5.00	06/20/22	160	25	28	(3)
Frontier Communications Corp., 9.00%, 08/15/31	GSC	N/A	5.00	06/20/22	150	23	22	1
Frontier Communications Corp., 9.00%, 08/15/31	JPM	N/A	5.00	06/20/22	150	23	22	1
General Motors Co., 3.50%, 10/02/18	JPM	N/A	5.00	06/20/22	750	(126)	(125)	(1)
Goldman Sachs Group Inc., 5.95%, 01/18/18	JPM	N/A	1.00	06/20/22	880	(14)	(10)	(4)
HCA Inc., 8.00%, 10/01/18	GSC	N/A	5.00	06/20/22	250	(42)	(41)	(1)
HCA Inc., 8.00%, 10/01/18	JPM	N/A	5.00	06/20/22	250	(42)	(41)	(1)
Hertz Corp., 5.88%, 10/15/20	BCL	N/A	5.00	06/20/19	60	(1)	—	(1)
HP Inc., 4.65%, 12/09/21	GSC	N/A	1.00	06/20/21	500	(11)	24	(35)
HP Inc., 4.65%, 12/09/21	JPM	N/A	1.00	06/20/22	550	(9)	(9)	—
Iberdrola International BV, 2.88%, 11/11/20	JPM	N/A	1.00	12/20/21	400	(10)	(5)	(5)
International Business Machines Corp., 5.70%, 09/14/17	GSC	N/A	1.00	12/20/18	1,620	(22)	(49)	27
iTraxx Europe Senior Series 19	CGM	N/A	1.00	06/20/18	3,198	(30)	(35)	5
iTraxx Europe Senior Series 20	BCL	N/A	1.00	12/20/18	1,291	(18)	(7)	(11)
iTraxx Europe Senior Series 20	CGM	N/A	1.00	12/20/18	2,284	(32)	(28)	(4)
iTraxx Europe Senior Series 20	CGM	N/A	1.00	12/20/18	2,753	(38)	(15)	(23)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22	CSI	N/A	5.00	06/20/22	114	(20)	(16)	(4)
Jaguar Land Rover Automotive Plc, 5.00%, 02/15/22	JPM	N/A	5.00	06/20/22	228	(40)	(31)	(9)
JPMorgan Chase & Co., 6.00%, 01/15/18	GSC	N/A	1.00	06/20/21	1,045	(25)	(12)	(13)
JPMorgan Chase & Co., 6.00%, 01/15/18	GSC	N/A	1.00	06/20/22	1,470	(37)	(34)	(3)
Lanxess AG, 4.13%, 05/23/18	JPM	N/A	1.00	06/20/22	959	(20)	(12)	(8)
Loews Corp., 6.00%, 02/01/35	CGM	N/A	1.00	06/20/21	1,050	(35)	(33)	(2)
Macy's Retail Holdings Inc., 3.45%, 01/15/21	JPM	N/A	1.00	06/20/22	250	20	20	—
Marks & Spencer Plc, 6.13%, 12/02/19	BCL	N/A	1.00	06/20/22	365	7	12	(5)
Marks & Spencer Plc, 6.13%, 12/02/19	BOA	N/A	1.00	06/20/22	648	12	20	(8)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Melia Hotels International SA, 4.30%, 11/14/08	JPM	N/A	5.00	06/20/22	331	(69)	(63)	(6)
Microsoft Corp., 4.50%, 10/01/40	CSI	N/A	1.00	12/20/18	1,279	(18)	(38)	20
Microsoft Corp., 4.50%, 10/01/40	GSC	N/A	1.00	12/20/18	341	(5)	(10)	5
Monitchem Holding Co., 5.25%, 06/15/21	JPM	N/A	5.00	12/20/21	286	(35)	(6)	(29)
Morgan Stanley, 3.75%, 02/25/23	GSC	N/A	1.00	06/20/22	880	(16)	(12)	(4)
New look Senior Issuer Plc, 8.00%, 07/01/23	JPM	N/A	5.00	06/20/22	355	112	86	26
NRG Energy Inc., 6.25%, 07/15/22	JPM	N/A	5.00	06/20/22	100	(8)	(9)	1
NRG Energy Inc., 6.25%, 07/15/22	JPM	N/A	5.00	06/20/22	100	(8)	(4)	(4)
Obrigacoes do Tesouro, 4.95%, 10/25/23	BNP	N/A	1.00	09/20/19	725	(4)	22	(26)
People's Republic of China, 7.50%, 10/28/27	BCL	N/A	1.00	06/20/22	1,471	(21)	(9)	(12)
People's Republic of China, 7.50%, 10/28/27	GSC	N/A	1.00	06/20/22	229	(3)	(1)	(2)
Republic of Colombia, 10.38%, 01/28/33	JPM	N/A	1.00	06/20/21	200	1	11	(10)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	342	(1)	4	(5)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	400	(1)	5	(6)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	1,100	(1)	3	(4)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	171	—	2	(2)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	358	—	5	(5)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	240	(1)	3	(4)
Republic of France, 4.25%, 04/25/19	BOA	N/A	0.25	06/20/22	210	—	3	(3)
Republic of France, 4.25%, 04/25/19	GSC	N/A	0.25	06/20/22	442	(1)	5	(6)
Republic of France, 4.25%, 04/25/19	GSC	N/A	0.25	06/20/22	80	—	1	(1)
Republic of France, 4.25%, 04/25/19	GSC	N/A	0.25	06/20/22	171	—	3	(3)
Republic of France, 4.25%, 04/25/19	JPM	N/A	0.25	06/20/22	240	(1)	3	(4)
Republic of Korea, 7.13%, 04/16/19	JPM	N/A	1.00	06/20/22	1,500	(34)	(38)	4
Republic of South Africa, 5.50%, 03/09/20	BCL	N/A	1.00	06/20/22	630	28	29	(1)
Rio Tinto Finance USA Ltd, 3.75%, 06/15/25	JPM	N/A	1.00	06/20/22	250	(1)	(1)	—
Rite Aid Corp., 7.70%, 02/15/27	JPM	N/A	5.00	06/20/20	375	(24)	(45)	21
Rite Aid Corp., 7.70%, 02/15/27	JPM	N/A	5.00	06/20/20	275	(18)	(26)	8
Sony Corp., 1.57%, 06/19/15	JPM	N/A	1.00	03/20/19	1,267	(20)	91	(111)
Southwest Airlines Co., 5.13%, 03/01/17	CSI	N/A	1.00	12/20/19	580	(12)	(10)	(2)
Sprint Communications, 8.38%, 08/15/17	GSC	N/A	5.00	12/20/20	400	(46)	136	(182)
Staples Inc., 2.75%, 01/12/18	JPM	N/A	1.00	06/20/21	1,062	34	65	(31)
Statoil ASA, 2.00%, 09/10/20	BNP	N/A	1.00	12/20/21	228	(8)	(5)	(3)
STMicroelectronics NV, 0.00%, 07/03/19	JPM	N/A	1.00	06/20/22	393	(5)	(2)	(3)
Stretford, 6.25%, 07/15/21	CCI	N/A	5.00	06/20/22	114	(12)	(8)	(4)
Techem, 6.13%, 10/01/19	CSI	N/A	5.00	12/20/21	228	(33)	(39)	6
The Raytheon Co., 7.20%, 08/15/27	GSC	N/A	1.00	03/20/20	968	(24)	(39)	15
The Raytheon Co., 7.20%, 08/15/27	GSC	N/A	1.00	03/20/20	970	(24)	(39)	15
The Walt Disney Co., 2.55%, 02/15/22	JPM	N/A	1.00	06/20/21	1,600	(49)	(57)	8
United Mexican States, 5.95%, 03/19/19	CSI	N/A	1.00	06/20/21	350	(2)	10	(12)
Uniti Group Inc., 8.25%, 10/15/23	BCL	N/A	5.00	06/20/22	100	(9)	(9)	—
Uniti Group Inc., 8.25%, 10/15/23	GSC	N/A	5.00	06/20/22	150	(12)	(12)	—
Viacom Inc., 6.88%, 04/30/36	BOA	N/A	1.00	06/20/21	465	(5)	28	(33)
Vodafone Group Plc, 5.00%, 06/04/18	BCL	N/A	1.00	06/20/22	1,930	(37)	(12)	(25)
Wachovia Corp., 5.75%, 02/01/18	JPM	N/A	1.00	06/20/22	880	(25)	(23)	(2)
Wells Fargo & Co., 5.63%, 12/11/17	GSC	N/A	1.00	06/20/21	900	(24)	(16)	(8)
Western Union Co., 3.65%, 08/22/18	JPM	N/A	1.00	06/20/22	275	—	4	(4)
					$70,860	$(1,777)	$(1,123)	$(654)
Credit default swap agreements - sell protection[2]
Anadarko Petroleum Corp., 6.95%, 06/15/19	JPM	1.52%	1.00%	06/20/22	$(550)	$(13)	$(12)	$(1)
Anadarko Petroleum Corp., 6.95%, 06/15/19	MSC	1.52	1.00	06/20/22	(175)	(4)	(7)	3
AT&T Inc., 2.45%, 06/30/20	JPM	0.75	1.00	06/20/22	(500)	6	5	1
AT&T Inc., 2.45%, 06/30/20	JPM	0.75	1.00	06/20/22	(300)	4	3	1
Avis Budget Group Inc., 5.25%, 03/15/25	JPM	4.62	5.00	06/20/22	(28)	—	—	—
Avis Budget Group Inc., 5.25%, 03/15/25	JPM	4.62	5.00	06/20/22	(62)	1	1	—
CSC Holdings LLC, 7.63%, 07/15/18	GSC	1.98	5.00	06/20/22	(375)	52	32	20
CSC Holdings LLC, 7.63%, 07/15/18	GSC	1.98	5.00	06/20/22	(375)	53	40	13
Dell Inc., 7.10%, 04/15/28	JPM	2.74	1.00	06/20/22	(750)	(58)	(50)	(8)
Dell Inc., 7.10%, 04/15/28	JPM	2.74	1.00	06/20/22	(250)	(20)	(20)	—
Dell Inc., 7.10%, 04/15/28	JPM	2.74	1.00	06/20/22	(1,150)	(89)	(79)	(10)
Deutsche Bank AG	CCI	1.87	1.00	06/20/22	(214)	(9)	(10)	1
Deutsche Bank AG	CCI	1.87	1.00	06/20/22	(634)	(26)	(29)	3
Deutsche Bank AG	JPM	1.87	1.00	06/20/22	(196)	(9)	(10)	1
Deutsche Bank AG, 5.00%, 06/24/20	GSC	1.87	1.00	06/20/22	(634)	(27)	(30)	3
DISH DBS Corp., 6.75%, 06/01/21	JPM	2.38	5.00	06/20/22	(150)	18	16	2
DISH DBS Corp., 6.75%, 06/01/21	JPM	2.38	5.00	06/20/22	(750)	90	95	(5)
Energy Transfer Equity LP, 5.88%, 01/15/24	JPM	2.18	5.00	06/20/22	(375)	48	42	6
Federative Republic of Brazil, 4.25%, 01/07/25	CGM	1.89	1.00	06/20/21	(200)	(7)	(14)	7
Freeport-McMoRan Inc., 3.55%, 03/01/22	BCL	3.53	1.00	06/20/22	(375)	(41)	(41)	—
Freeport-McMoRan Inc., 3.55%, 03/01/22	GSC	3.53	1.00	06/20/22	(375)	(42)	(46)	4
Freeport-McMoRan Inc., 3.55%, 03/01/22	GSC	3.53	1.00	06/20/22	(375)	(42)	(44)	2

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Freeport-McMoRan Inc., 3.55%, 03/01/22	JPM	3.53	1.00	06/20/22	(225)	(25)	(23)	(2)
Freeport-McMoRan Inc., 3.55%, 03/01/22	JPM	3.53	1.00	06/20/22	(750)	(83)	(90)	7
Hertz Corp., 5.88%, 10/15/20	BCL	9.99	5.00	06/20/22	(25)	(4)	(3)	(1)
Hertz Corp., 5.88%, 10/15/20	CCI	9.99	5.00	06/20/22	(50)	(9)	(5)	(4)
Hess Corp., 8.13%, 02/15/19	JPM	1.86	1.00	06/20/22	(250)	(10)	(14)	4
Hess Corp., 8.13%, 02/15/19	JPM	1.86	1.00	06/20/22	(100)	(4)	(5)	1
International Business Machines Corp., 5.70%, 09/14/17	CSI	0.26	1.00	06/20/21	(1,220)	36	26	10
International Business Machines Corp., 5.70%, 09/14/17	CSI	0.26	1.00	06/20/21	(975)	28	21	7
International Business Machines Corp., 5.70%, 09/14/17	GSC	0.26	1.00	06/20/21	(975)	28	21	7
International Business Machines Corp., 5.70%, 09/14/17	JPM	0.26	1.00	06/20/21	(930)	26	23	3
iTraxx Europe Subordinated Series 19	CGM	N/A	5.00	06/20/18	(2,284)	111	189	(78)
iTraxx Europe Subordinated Series 20	BCL	N/A	5.00	12/20/18	(1,028)	75	211	(136)
iTraxx Europe Subordinated Series 20	CGM	N/A	5.00	12/20/18	(1,473)	106	299	(193)
iTraxx Europe Subordinated Series 20	CGM	N/A	5.00	12/20/18	(1,827)	132	182	(50)
iTraxx Europe Subordinated Series 20	DUB	N/A	5.00	12/20/18	(731)	53	149	(96)
OTE Plc, 7.88%, 02/07/18	BCL	1.86	5.00	12/20/21	(228)	31	13	18
Republic of France, 4.25%, 04/25/19	BOA	0.22	0.25	06/20/22	(1,100)	2	3	(1)
Scandinavian Airlines	GSC	4.15	5.00	06/20/19	(503)	9	(40)	49
Tenet Healthcare Corp., 6.88%, 11/15/31	GSC	4.58	5.00	06/20/22	(750)	15	(2)	17
Tenet Healthcare Corp., 6.88%, 11/15/31	GSC	4.58	5.00	06/20/22	(100)	2	1	1
					$(24,317)	$404	$798	$(394)

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

Anglo American Plc	MLP	1-Month GBP LIBOR -0.25%	TBD	(24)	GBP	(240)	$(9)
Eurobank Ergasias SA	MLP	Euro Interbank Offered Rate +1.00%	TBD	153	EUR	148	2
Hellenic Telecommunications Organization SA	MLP	Euro Interbank Offered Rate +1.00%	TBD	27	EUR	259	24
JPMorgan Chase & Co.	MLP	1-Week LIBOR +0.20%	TBD	2		182	1
National Bank of Greece	MLP	Euro Interbank Offered Rate +1.00%	TBD	402	EUR	137	(4)
Tullow Oil Plc	MLP	1-Month GBP LIBOR -1.50%	TBD	(68)	GBP	(110)	9
							$23

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
COMMON STOCKS
Capital One Financial Corp.	BNP	3-Month LIBOR -0.30%	04/28/18	(28)	$(1)
Capital One Financial Corp.	BNP	3-Month LIBOR -0.25%	04/10/18	(91)	—
Freeport-McMoRan Inc.	BNP	3-Month LIBOR -0.30%	04/12/18	(45)	3
Caterpillar Inc.	MLP	3-Month LIBOR -0.30%	09/13/17	(143)	(2)
CBS Corp.	MLP	3-Month LIBOR -0.30%	06/20/18	(76)	(4)
CBS Corp.	MLP	3-Month LIBOR -0.30%	05/03/18	(10)	—
Dell Technologies Inc.	MLP	3-Month LIBOR -0.30%	06/20/18	(47)	1
Freeport-McMoRan Inc.	MLP	3-Month LIBOR -0.30%	03/02/18	(37)	(2)
Freeport-McMoRan Inc.	MLP	3-Month LIBOR -0.30%	05/09/18	(117)	(3)
TransDigm Group Inc.	MLP	3-Month LIBOR -0.30%	03/21/18	(80)	—
Valeant Pharmaceuticals International Inc.	MLP	3-Month LIBOR -0.30%	05/17/18	(17)	(5)
Valeant Pharmaceuticals International Inc.	MLP	3-Month LIBOR -0.30%	06/21/18	(27)	(8)
Valeant Pharmaceuticals International Inc.	MLP	3-Month LIBOR -0.30%	03/09/18	(42)	(16)
Valeant Pharmaceuticals International Inc.	MLP	3-Month LIBOR -0.30%	02/28/18	(18)	(8)
Verizon Communications Inc.	MLP	3-Month LIBOR -0.30%	05/17/18	(7)	—
Western Digital Corp.	MLP	3-Month LIBOR -0.30%	06/15/18	(65)	(2)
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF	BNP	1-Month LIBOR -0.85%	03/07/18	(419)	(1)
iShares iBoxx USD High Yield Corporate Bond ETF	BNP	1-Month LIBOR -1.75%	12/14/17	(425)	1
iShares iBoxx USD Investment Grade Corporate Bond ETF	BNP	1-Month LIBOR +0.10%	03/09/18	(1,050)	(3)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
iShares JPMorgan USD Emerging Markets Bond ETF	BNP	1-Month LIBOR +0.05%	06/21/18	(75)	—
iShares JPMorgan USD Emerging Markets Bond ETF	BNP	1-Month LIBOR -0.10%	05/18/18	(179)	2
Market Vectors ETF Trust	BNP	1-Month LIBOR -0.80%	05/17/18	(80)	4
iShares Russell 2000 ETF	CIT	1-Month LIBOR -0.50%	12/02/17	(524)	(4)
Industrial Select Sector SPDR Fund	MLP	3-Month LIBOR -0.30%	09/14/17	(273)	—
iShares iBoxx USD High Yield Corporate Bond ETF	MLP	1-Month LIBOR -2.75%	02/06/18	(323)	—
iShares iBoxx USD High Yield Corporate Bond ETF	MLP	1-Month LIBOR -2.75%	05/04/18	(277)	—
Market Vectors ETF Trust	MLP	1-Month LIBOR -0.75%	05/05/18	(131)	8
Market Vectors ETF Trust	MLP	1-Month LIBOR -0.75%	06/14/18	(17)	1
					$(39)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/DFA U.S. Micro Cap Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 15.0%
Bob Evans Farms Inc.	3	$225
EW Scripps Co. - Class A (a)	13	229
Fox Factory Holding Corp. (a)	6	222
Installed Building Products Inc. (a)	4	236
iRobot Corp. (a)	3	290
La-Z-Boy Inc.	7	220
Select Comfort Corp. (a)	7	238
TopBuild Corp. (a)	5	269
Other Securities		15,796
		17,725
Consumer Staples 3.0%
Central Garden & Pet Co. (a)	1	45
Central Garden & Pet Co. - Class A (a)	7	210
Coca-Cola Bottling Co.	1	259
Other Securities		3,030
		3,544
Energy 3.6%
Other Securities		4,257
Financials 23.9%
Ameris Bancorp	5	264
BancFirst Corp.	2	232
Boston Private Financial Holdings Inc.	15	227
Employer Holdings Inc.	6	234
First Financial Bancorp	8	221
Green Dot Corp. - Class A (a)	8	309
Independent Bank Corp.	4	238
LegacyTexas Financial Group Inc.	6	233
NBT Bancorp Inc.	6	220
Stewart Information Services Corp.	5	235
United Community Banks Inc.	8	226
Walker & Dunlop Inc. (a)	6	295
Other Securities		25,400
		28,334
Health Care 11.1%
Emergent BioSolutions Inc. (a)	7	237
Halyard Health Inc. (a)	6	223
LHC Group Inc. (a)	3	225
Merit Medical Systems Inc. (a)	8	297
Omnicell Inc. (a)	5	235
Supernus Pharmaceuticals Inc. (a)	6	271
Other Securities		11,709
		13,197
Industrials 19.9%
AAON Inc.	6	229
	Shares/Par†	Value
Air Transport Services Group Inc. (a)	11	250
Albany International Corp. - Class A	5	283
American Woodmark Corp. (a)	2	225
Apogee Enterprises Inc.	4	236
AZZ Inc.	4	243
Brink's Co.	5	326
ESCO Technologies Inc.	4	221
Insperity Inc.	3	223
Meritor Inc. (a)	15	244
Other Securities		21,069
		23,549
Information Technology 13.2%
ADTRAN Inc.	12	238
Rogers Corp. (a)	3	287
Sykes Enterprises Inc. (a)	7	221
TeleTech Holdings Inc.	6	249
Veeco Instruments Inc. (a)	9	246
Other Securities		14,371
		15,612
Materials 5.3%
Chase Corp.	2	244
Ferro Corp. (a)	13	238
Quaker Chemical Corp.	2	227
Stepan Co.	3	238
Other Securities		5,307
		6,254
Real Estate 1.1%
Other Securities		1,262
Telecommunication Services 1.6%
Other Securities		1,904
Utilities 2.1%
American States Water Co.	5	257
California Water Service Group	6	223
Other Securities		1,992
		2,472
Total Common Stocks (cost $96,227)		118,110
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (b)	3,268	3,268
Total Short Term Investments (cost $3,268)		3,268
Total Investments 102.6% (cost $99,495)		121,378
Other Assets and Liabilities, Net (2.6)%		(3,038)
Total Net Assets 100.0%		$118,340

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ambac Financial Group Inc.	12/30/13	$182	$109	0.1%
Ferroglobe Rep and Warranty Insurance Trust	11/21/16	—	—	—
		$182	$109	0.1%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Total Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 46.2%
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.50%, 08/25/35 (a)	8,719	8,284
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	9,998	9,984
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	5,090	4,997
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	3,343	3,025
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	3,332	3,287
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	13,898	13,767
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	8,440	8,001
Banc of America Funding Trust
Series 2005-2A1-5, REMIC, 5.50%, 09/25/35	4,486	4,629
Bayview Opportunity Master Fund IIIB Trust
Series 2017-RN3-A1, 3.23%, 05/28/19 (b) (c)	19,798	19,806
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-AJ-PW13, REMIC, 5.61%, 09/11/41 (a)	21	21
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 2.71%, 01/20/28 (a) (c)	5,000	5,039
Series 2015-A2A-5A, 3.41%, 01/20/28 (a) (c)	2,000	2,018
Series 2015-B2-5A, 4.41%, 01/20/28 (a) (c)	1,000	1,013
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	12,330	10,367
CIM Trust
Series 2016-B2-1RR, REMIC, 11.02%, 07/26/55 (a) (c)	25,000	21,883
Series 2016-B2-2RR, REMIC, 10.14%, 02/27/56 (a) (c)	25,000	21,914
Series 2016-B2-3RR, REMIC, 11.02%, 02/27/56 (a) (c)	25,000	22,015
Series 2017-B2-3RR, 13.42%, 01/27/57 (a) (c)	34,540	38,175
Citigroup Commercial Mortgage Trust
Series 2007-AM-C6, REMIC, 5.87%, 06/10/17 (a)	2,149	2,150
Series 2014-A4-GC25, REMIC, 3.64%, 09/10/24	1,766	1,836
Interest Only, Series 2014-XA-GC21, REMIC, 1.42%, 05/10/47 (a)	35,105	2,275
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (a)	21,929	1,851
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	18,380	1,976
Coinstar Funding LLC
Series 2017-A2-1A, 5.22%, 04/25/23 (c)	15,000	15,160
COMM Mortgage Trust
Series 2007-AJFL-C9, REMIC, 1.81%, 07/10/17 (a) (c)	1,174	1,173
Interest Only, Series 2016-XA-DC2, REMIC, 1.22%, 10/10/25 (a)	19,975	1,356
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	2,274	2,250
Series 2016-C-DC2, REMIC, 4.80%, 02/10/26 (a)	1,340	1,297
Interest Only, Series 2014-XA-CR17, REMIC, 1.31%, 05/10/47 (a)	37,683	1,940
Interest Only, Series 2015-XA-CR26, REMIC, 1.20%, 10/10/48 (a)	30,571	1,923
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.50%, 10/10/46 (a)	38,110	2,135
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.88%, 08/10/24 (a)	1,500	1,526
Interest Only, Series 2015-XA-DC1, REMIC, 1.31%, 02/10/48 (a)	29,561	1,745
Commercial Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,766	1,848
Series 2014-A4-CR20, REMIC, 3.59%, 10/10/24	1,766	1,830
Series 2015-AM-CR23, REMIC, 3.80%, 04/10/25	3,000	3,099
Credit Suisse Commercial Mortgage Trust
Series 2007-A1AM-C4, REMIC, 6.25%, 07/15/17 (a)	567	567
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	6,344	4,205
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	9,824	8,530
	Shares/Par†	Value
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	672	672
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	6,376	5,472
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.07%, 05/25/19 (b) (c)	8,432	8,497
Series 2014-1A1-WIN1, REMIC, 3.00%, 03/25/29 (a) (c)	7,978	8,044
Series 2011-6A9-5R, REMIC, 3.27%, 11/27/37 (a) (c)	15,500	15,916
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (a) (c)	12,206	12,370
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (c)	5,880	5,990
Series 2015-A9-1, REMIC, 3.50%, 06/25/36 (a) (c)	14,613	14,908
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (c)	9,775	9,816
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.52%, 09/25/47 (a)	27,769	23,714
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	5,651	4,570
First Horizon Asset Securities Inc.
Series 2007-A1-5, REMIC, 6.25%, 11/25/37	7,507	6,384
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c) (d)	21,000	21,000
GS Mortgage Securities Trust
Series 2014-A5-GC26, REMIC, 3.63%, 11/13/24	1,500	1,557
Interest Only, Series 2015-XA-GC34, REMIC, 1.52%, 10/10/25 (a)	24,739	2,070
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	19,516	1,033
Interest Only, Series 2014-XA-GC24, REMIC, 0.98%, 09/10/47 (a)	48,419	2,098
Interest Only, Series 2015-XA-GS1, REMIC, 0.98%, 11/10/48 (a)	34,655	1,924
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (a)	32,605	2,813
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (c)	9,414	9,818
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (c)	3,075	3,062
Series 2016-B-ASH, 3.14%, 10/15/22 (a) (c)	1,947	1,958
Series 2016-C-ASH, 3.74%, 10/15/22 (a) (c)	1,099	1,107
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	1,483	1,481
Series 2007-AM-LD12, REMIC, 6.26%, 02/15/51 (a)	1,040	1,050
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 6.24%, 09/12/17 (a)	2,141	2,156
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	934	934
Series 2007-AM-CB19, REMIC, 5.98%, 02/12/49 (a)	864	867
Series 2007-AJ-CB20, REMIC, 6.43%, 02/12/51 (a)	1,245	1,259
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (c)	19,479	19,409
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.02%, 07/12/17 (a)	2,192	2,188
ML-CFC Commercial Mortgage Trust
Series 2007-A4-9, REMIC, 5.70%, 09/12/17	1,370	1,374
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,444
Series 2014-A4-C19, REMIC, 3.53%, 11/15/24	2,000	2,067
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,887
Series 2015-B-C20, REMIC, 4.16%, 01/15/25	1,200	1,204
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,179
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,391
Interest Only, Series 2016-XA-C28, REMIC, 1.44%, 01/15/26 (a)	24,364	1,949
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	676	704
Series 2016-C-C31, REMIC, 4.46%, 10/15/26 (a)	2,960	2,944

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Interest Only, Series 2013-XA-C7, REMIC, 1.62%, 02/15/46 (a)	24,682	1,422
Interest Only, Series 2016-XA-C30, REMIC, 1.60%, 09/15/49 (a)	28,427	2,844
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a) (c)	28,769	29,543
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (c)	16,118	16,266
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (c)	11,339	11,414
Pretium Mortgage Credit Partners
Series 2016-A1-NPL6, REMIC, 3.50%, 10/25/18 (a) (c)	8,768	8,776
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c) (d)	20,000	20,000
RALI Trust
Series 2005-A41-QA10, REMIC, 4.34%, 09/25/35 (a)	2,790	2,459
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	5,560	4,970
RAMP Trust
Series 2005-AI4-RS9, REMIC, 1.54%, 11/25/35 (a)	11,466	9,981
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 1.67%, 01/25/37 (a)	6,062	4,196
Interest Only, Series 2007-1A6-B, REMIC, 4.83%, 01/25/37 (a)	6,062	1,073
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	8,788	8,744
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.32%, 01/25/36 (a)	8,018	6,813
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	4,455	3,945
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	4,418	3,903
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	11,601	8,300
Series 2007-1A1-A3, REMIC, 1.67%, 04/25/37 (a)	7,608	3,993
Series 2007-1A2-A3, REMIC, 37.06%, 04/25/37 (a)	992	2,072
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	22,589	19,100
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	771	765
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	4,372	4,068
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,716	1,590
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	3,540	3,282
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	13,762	12,928
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	3,240	3,143
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	10,002
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (c)	15,497	15,854
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	8,364	8,413
Springleaf Mortgage Loan Trust
Series 2013-B2-2A, REMIC, 6.00%, 12/25/65 (a) (c)	10,000	9,915
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.76%, 11/25/35 (a)	11,392	10,584
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	12,072	11,370
Venture CDO Ltd.
Series 2014-A-17A, 2.64%, 07/15/26 (a) (c)	2,500	2,501
Venture XII CLO Ltd.
Series 2012-DR-12A, 4.90%, 02/28/26 (a) (c)	2,000	2,000
Venture XIV CLO Ltd.
Series 2013-B1-14A, 3.05%, 08/28/25 (a) (c)	500	500
Venture XVII CLO Ltd.
Series 2014-B2R-17A, 0.00%, 07/15/26 (a) (c) (d)	500	500
Series 2014-AR-17A, 2.38%, 07/15/26 (a) (c) (d)	2,500	2,500
Series 2014-B2-17A, 3.26%, 07/15/26 (a) (c)	500	500
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.61%, 10/15/26 (a) (c)	3,000	3,001
Venture XX CLO Ltd.
Series 2015-A-20A, 2.65%, 04/15/27 (a) (c)	2,000	2,010
	Shares/Par†	Value
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	24,305	24,306
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	18,719	18,756
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b) (c)	18,342	18,379
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c) (d)	20,000	20,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-AMFX-C32, REMIC, 5.70%, 06/15/49 (c)	672	672
Series 2007-AJ-C33, REMIC, 6.17%, 02/15/51 (a)	7,965	8,019
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36 (a)	4,618	4,114
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,586	2,269
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	3,822	3,639
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (c)	12,414	12,305
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	4,954	4,883
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	5,070	4,837
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,770	1,723
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,903
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,806
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (a)	2,855	2,967
Interest Only, Series 2015-XA-LC20, REMIC, 1.53%, 04/15/50 (a)	24,578	1,767
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	1,577	1,504
Interest Only, Series 2017-XA-RC1, REMIC, 1.74%, 01/15/60 (a)	25,440	2,727
Wells Fargo Mortgage-Backed Securities Trust
Series 2014-A5-LC18, REMIC, 3.41%, 12/15/24	1,138	1,163
Series 2014-B-LC18, REMIC, 3.96%, 12/15/24	1,761	1,762
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	3,064	3,137
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	10,205	10,323
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	2,116	2,159
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	4,136	4,167
Wells Fargo-RBS Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,469
WinWater Mortgage Loan Trust
Series 2015-A3-5, REMIC, 3.50%, 09/20/36 (a) (c)	13,434	13,684
Other Securities		255,757
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,158,509)		1,175,614
GOVERNMENT AND AGENCY OBLIGATIONS 51.9%
Collateralized Mortgage Obligations 23.3%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	13,601	13,930
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,141
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,890
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,128
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,218
Series A-4377, REMIC, 3.00%, 06/15/39	16,869	17,221
Series BK-4469, REMIC, 3.00%, 08/15/39	12,337	12,535
Series JA-3818, REMIC, 4.50%, 01/15/40	326	331
Series TB-4419, REMIC, 3.00%, 02/15/40	2,117	2,127
Series GA-4376, REMIC, 3.00%, 04/15/40	13,652	13,929
Series NY-4390, REMIC, 3.00%, 06/15/40	13,677	13,954
Series MA-4391, REMIC, 3.00%, 07/15/40	13,410	13,681
Interest Only, Series SP-3770, REMIC, 5.34%, 11/15/40 (a)	4,569	508
Interest Only, Series SM-3780, REMIC, 5.34%, 12/15/40 (a)	17,418	3,420
Series KA-4366, REMIC, 3.00%, 03/15/41	13,126	13,381
Series SL-4061, REMIC, 5.22%, 06/15/42 (a)	1,482	1,411
Series B-4481, REMIC, 3.00%, 12/15/42	23,817	24,100
Series CS-4156, REMIC, 4.14%, 01/15/43 (a)	5,045	4,622
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,090	9,345

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Series ZX-4404, REMIC, 4.00%, 04/15/44	54,506	58,582
Series CA-4573, REMIC, 3.00%, 11/15/44	40,120	40,553
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,650	1,773
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,535	10,665
Series HA-4582, REMIC, 3.00%, 09/15/45	29,043	29,343
Interest Only, Series MS-4291, REMIC, 4.74%, 01/15/54 (a)	7,448	1,185
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 5.46%, 12/25/25 (a)	2,885	348
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	7,759	7,569
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,853	1,844
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,018
Interest Only, Series 2005-S-2, REMIC, 5.38%, 02/25/35 (a)	9,703	1,909
Interest Only, Series 2011-PS-84, REMIC, 5.38%, 01/25/40 (a)	22,072	2,234
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,824	1,907
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	12,926	13,176
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	6,565	6,484
Interest Only, Series 2011-ES-93, REMIC, 5.28%, 09/25/41 (a)	2,842	575
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,856	1,977
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,850	1,967
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	43,706	44,296
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	20,035	20,337
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,587	10,940
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	21,249	21,563
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	15,764	14,392
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	3,928	3,756
Series 2016-A-9, REMIC, 3.00%, 09/25/43	8,820	8,919
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	14,761	15,805
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	24,067	24,445
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	10,834	10,043
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	35,199	35,327
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.89%, 03/20/40 (a)	13,302	1,350
Series 2011-WS-70, REMIC, 7.28%, 12/20/40 (a)	5,941	6,460
		593,614
Mortgage-Backed Securities 25.4%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43	28,040	28,131
3.00%, 07/01/43	8,987	9,016
3.00%, 07/01/43	28,672	28,765
4.00%, 09/01/43	2,808	2,990
3.00%, 10/01/43	21,670	21,740
4.00%, 12/01/43	4,460	4,748
4.00%, 12/01/43	1,839	1,958
4.00%, 02/01/44	4,110	4,376
REMIC, 3.00%, 06/15/44	11,672	11,833
3.00%, 10/01/44	10,242	10,253
3.00%, 11/01/44	22,968	22,993
3.00%, 04/01/45	31,386	31,429
3.00%, 04/01/45	24,237	24,254
3.00%, 06/01/45	20,835	20,831
3.00%, 09/01/45	12,570	12,568
3.00%, 12/01/45	16,971	16,957
3.50%, 02/01/46	23,333	23,978
3.50%, 02/01/46	35,719	36,797
3.00%, 03/01/46	16,778	16,764
3.00%, 04/01/46	17,756	17,730
3.00%, 12/01/46	24,336	24,301
Federal National Mortgage Association
4.50%, 04/01/26	5,405	5,743
3.00%, 09/01/33	32,651	33,353
3.00%, 10/01/33	59,315	60,592
3.00%, 03/01/35	24,391	24,863
3.50%, 09/01/43	29,178	30,078
3.50%, 01/01/45	6,347	6,445
3.50%, 08/01/45	13,535	13,965
3.00%, 08/01/46	37,369	37,023
3.00%, 09/01/46	33,965	33,932
3.00%, 12/01/46	11,784	11,787
	Shares/Par†	Value
Government National Mortgage Association
3.50%, 10/20/45	15,782	16,130
		646,323
U.S. Treasury Securities 3.2%
U.S. Treasury Note
2.25%, 11/15/25	80,000	80,025
Total Government And Agency Obligations (cost $1,317,616)		1,319,962
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	93,637	93,637
Total Short Term Investments (cost $93,637)		93,637
Total Investments 101.8% (cost $2,569,762)		2,589,213
Other Assets and Liabilities, Net (1.8)%		(46,037)
Total Net Assets 100.0%		$2,543,176

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $726,315 and 28.6%, respectively.

(d) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
CORPORATE BONDS AND NOTES 2.6%
Argentina 0.9%
Banco Hipotecario SA
21.35%, 01/12/20, ARS (a)	29,280	$1,845
YPF SA
23.08%, 07/07/20 (a)	1,782	1,938
		3,783
Azerbaijan 0.2%
International Bank of Azerbaijan OJSC Via Rubrika
6.17%, 05/10/17 (b) (c)	1,400	611
Ecuador 0.8%
Noble Sovereign Funding I Ltd.
6.92%, 09/24/19 (a)	1,058	1,058
Petroamazonas EP
4.63%, 02/16/20	2,420	2,254
		3,312
Georgia 0.7%
Bank of Georgia JSC
11.00%, 06/01/18 - 06/01/20, GEL	4,325	1,798
Georgian Oil and Gas Corp. JSC
6.75%, 04/26/21	939	990
		2,788
Total Corporate Bonds And Notes (cost $11,459)		10,494
VARIABLE RATE SENIOR LOAN INTERESTS 4.7% (a)
Ethiopia 0.7%
Ethiopian Railways Corp.
Delayed Draw Term Loan, 5.10%, 08/01/21 (b) (d)	2,700	2,658
Kenya 1.0%
Government of the Republic of Kenya
Term Loan, 6.52%, 10/28/17 (b) (d)	3,390	3,382
Term Loan A, 6.42%, 04/18/19 (b) (d)	550	549
		3,931
Tanzania 2.0%
Ministry of Finance and Planning Government of the United Republic of Tanzania
Term Loan, 7.15%, 06/26/22 (b) (d)	8,050	7,955
United States of America 1.0%
Barbados
Term Loan, 11.44%, 12/20/19 (b) (d)	4,300	4,256
Total Variable Rate Senior Loan Interests (cost $18,874)		18,800
GOVERNMENT AND AGENCY OBLIGATIONS 66.2%
Albania 2.6%
Albania Government International Bond
5.75%, 11/12/20, EUR	8,326	10,527
Barbados 1.3%
Barbados Government International Bond
7.00%, 08/04/22 (e)	472	408
6.63%, 12/05/35 (e)	823	651
6.63%, 12/05/35	5,066	4,008
		5,067
Belarus 4.1%
Republic of Belarus International Bond
6.88%, 02/28/23	7,520	7,678
7.63%, 06/29/27	8,600	8,776
		16,454
Cyprus 6.1%
Cyprus Government International Bond
3.88%, 05/06/22, EUR	1,486	1,861
3.75%, 07/26/23, EUR	8,729	10,867
4.25%, 11/04/25, EUR	9,264	11,928
		24,656
Dominican Republic 3.7%
Dominican Republic Bond
10.40%, 05/10/19, DOP (f)	279,900	5,976
15.95%, 06/04/21, DOP	36,300	908
	Shares/Par†	Value
Dominican Republic International Bond
14.00%, 06/08/18, DOP	114,600	2,515
15.00%, 04/05/19, DOP	124,900	2,865
16.00%, 07/10/20, DOP	56,900	1,385
16.95%, 02/04/22, DOP	19,000	491
10.38%, 03/04/22, DOP	39,800	845
		14,985
Ecuador 0.7%
Ecuador Government International Bond
10.50%, 03/24/20	1,661	1,736
10.50%, 03/24/20 (e)	1,166	1,221
		2,957
El Salvador 3.2%
El Salvador Government International Bond
7.38%, 12/01/19	854	865
7.75%, 01/24/23	3,747	3,794
5.88%, 01/30/25	810	727
6.38%, 01/18/27	3,468	3,113
8.63%, 02/28/29	2,026	2,091
8.25%, 04/10/32	928	921
7.65%, 06/15/35	1,456	1,365
		12,876
Georgia 0.3%
Georgia Treasury Bond
8.00%, 06/09/18, GEL	1,756	730
6.75%, 10/06/18, GEL	35	14
10.50%, 02/05/25, GEL	1,155	501
		1,245
Iceland 4.1%
Iceland Rikisbref
8.00%, 06/12/25, ISK	695,020	8,314
5.00%, 11/15/28, ISK	44,039	446
6.50%, 01/24/31, ISK	675,640	7,844
		16,604
India 0.6%
India Government Bond
7.88%, 03/19/30, INR	57,590	952
7.73%, 12/19/34, INR	98,900	1,646
		2,598
Indonesia 3.0%
Indonesia Treasury Bond
8.75%, 05/15/31, IDR	19,554,000	1,651
8.38%, 03/15/34, IDR	20,789,000	1,678
8.25%, 05/15/36, IDR	107,422,000	8,620
		11,949
Kazakhstan 0.4%
Kazakhstan Government Bond
9.60%, 04/03/21, KZT (b)	527,190	1,636
Lebanon 0.2%
Lebanon Government International Bond
5.15%, 06/12/18	723	727
Macedonia 6.6%
Former Yugoslav Republic of Macedonia
4.88%, 12/01/20, EUR (e)	3,640	4,467
3.98%, 07/24/21, EUR (e)	10,122	12,066
3.98%, 07/24/21, EUR	5,131	6,117
Macedonia Government International Bond
4.88%, 12/01/20, EUR	3,171	3,890
		26,540
New Zealand 6.6%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30, NZD (g)	12,442	10,646
2.50%, 09/20/35 - 09/20/40, NZD (g)	20,635	15,966
		26,612
Russian Federation 0.2%
Russia Federal Bond
8.50%, 09/17/31, RUB	39,851	717
Rwanda 0.9%
Rwanda International Government Bond
6.63%, 05/02/23	3,339	3,435

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Serbia 7.8%
Republic of Serbia
5.88%, 12/03/18	16	17
Serbia Treasury Bond
10.00%, 02/05/22, RSD	1,213,760	13,648
5.75%, 07/21/23, RSD	1,879,960	18,011
		31,676
Sri Lanka 8.2%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,677
8.50%, 05/01/19, LKR	127,000	796
10.60%, 07/01/19 - 09/15/19, LKR	435,560	2,821
8.00%, 11/15/18 - 11/01/19, LKR	1,037,500	6,522
9.25%, 05/01/20, LKR	624,020	3,885
10.75%, 03/01/21, LKR	305,000	1,953
9.00%, 05/01/21, LKR	48,000	291
9.45%, 10/15/21, LKR	479,000	2,914
11.20%, 07/01/22, LKR	56,460	365
10.00%, 10/01/22, LKR	348,560	2,149
11.40%, 01/01/24, LKR	46,000	300
11.00%, 08/01/24, LKR	41,000	260
10.25%, 03/15/25, LKR	56,730	346
11.00%, 08/01/21 - 05/15/30, LKR	504,460	3,192
11.50%, 12/15/21 - 08/01/26, LKR	192,000	1,248
11.50%, 09/01/28, LKR	206,220	1,320
		33,039
Suriname 1.5%
Republic of Suriname
9.25%, 10/26/26	6,138	6,259
Tanzania 0.6%
Tanzania Government International Bond
7.42%, 03/08/20 (a)	2,396	2,513
Thailand 3.2%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (h)	474,871	13,127
United States of America 0.3%
Federal Home Loan Mortgage Corp.
Interest Only, Series S-4070, REMIC, 4.94%, 06/15/32 (a)	2,959	474
Federal National Mortgage Association
Interest Only, Series 2013-DS-15, REMIC, 4.98%, 03/25/33 (a)	1,153	215
Interest Only, Series 2010-SJ-124, REMIC, 4.83%, 11/25/38 (a)	2,204	194
Interest Only, Series 2012-SK-150, REMIC, 4.93%, 01/25/43 (a)	2,936	530
		1,413
Total Government And Agency Obligations (cost $254,536)		267,612
COMMON STOCKS 7.9%
Cyprus 0.3%
Bank of Cyprus Holdings Plc (i)	378	1,402
Iceland 3.2%
Eik Fasteignafelag hf	3,622	404
Eimskipafelag Islands hf	564	1,750
Hagar hf (i)	3,724	1,598
HB Grandi	3,325	1,080
Marel hf	744	2,441
N1 hf	15	18
Reginn hf (i)	3,109	841
Reitir Fasteignafelag hf	1,814	1,749
Siminn hf	36,043	1,472
Sjova-Almennar Tryggingar hf	2,413	433
Vatryggingafelag Islands hf	10,985	1,116
		12,902
Japan 1.1%
Mitsubishi UFJ Financial Group Inc.	221	1,495
Mizuho Financial Group Inc.	455	836
Resona Holdings Inc.	62	340
Sumitomo Mitsui Financial Group Inc.	27	1,066
Sumitomo Mitsui Trust Holdings Inc.	14	510
		4,247
	Shares/Par†	Value
Singapore 0.8%
Yoma Strategic Holdings Ltd.	7,942	3,382
South Korea 1.7%
Amorepacific Corp.	—	106
AMOREPACIFIC Group	1	95
Coway Co. Ltd.	1	69
Hankook Tire Co. Ltd.	1	71
Honam Petrochemical Corp.	—	90
Hyundai Heavy Industries Co. Ltd. (i)	1	98
Hyundai Mobis	1	193
Hyundai Motor Co.	3	383
Hyundai Steel Co.	1	65
Industrial Bank of Korea	6	71
Kangwon Land Inc.	3	85
KB Financial Group Inc.	6	281
Kia Motors Corp.	3	97
Korea Zinc Co. Ltd.	—	99
KT&G Corp.	2	221
LG Chem Ltd.	1	153
LG Corp.	2	101
LG Display Co. Ltd.	3	112
LG Electronics Inc.	2	105
LG Household & Health Care Ltd.	—	110
Lotte Shopping Co. Ltd.	—	85
NHN Corp.	1	670
POSCO	1	177
Samsung Biologics Co. Ltd. (e) (i)	1	153
Samsung C&T Corp	1	181
Samsung Electronics Co. Ltd.	1	1,153
Samsung Fire & Marine Insurance Co. Ltd.	—	98
Samsung Life Insurance Co. Ltd.	2	164
Samsung SDI Co Ltd.	1	112
Samsung SDS Co. Ltd.	1	127
Shinhan Financial Group Co. Ltd.	4	190
SK C&C Co. Ltd.	—	97
SK Hynix Inc.	8	494
SK Innovation Co. Ltd.	1	89
SK Telecom Co. Ltd.	1	163
S-Oil Corp.	1	91
Woori Bank	8	128
		6,777
Vietnam 0.8%
Bank for Investment and Development of Vietnam JSC	67	60
Bao Viet Holdings	23	57
Binh Minh Plastics JSC	37	159
Coteccons Construction JSC	19	182
Danang Rubber JSC	10	14
Domesco Medical Import Export JSC	47	269
HA TIEN 1 Cement JSC (i)	31	31
Hoa Phat Group JSC (i)	104	146
Hoa Sen Group	20	29
JSC Bank for Foreign Trade of Vietnam	121	205
KIDO Group Corp.	53	109
KinhBac City Development Share Holding Corp. (i)	74	55
Masan Group Corp.	137	253
PetroVietnam Drilling and Well Services JSC (i)	38	23
PetroVietnam Fertilizer & Chemicals JSC	55	57
PetroVietnam Gas JSC	24	61
PetroVietnam Nhon Trach 2 Power JSC	127	159
PetroVietnam Technical Service JSC	90	67
Pha Lai Thermal Power JSC	31	28
Saigon - Hanoi Commercial JSB (i)	126	42
Saigon Securities Inc.	96	116
Saigon Thuong Tin Commercial JSB (i)	213	129
Tan Tao Investment & Industry JSC (i)	153	26
Vietnam Construction and Import-Export JSC	44	42
Vietnam Dairy Products JSC	65	452
Vietnam JSC Bank for Industry and Trade	21	19
Vingroup JSC (i)	301	566
		3,356
Total Common Stocks (cost $28,248)		32,066

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
RIGHTS 0.0%
Vietnam 0.0%
Hoa Phat Group JSC (b) (i)	104	11
Total Rights (cost $0)		11
SHORT TERM INVESTMENTS 13.8%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (j) (k)	17,545	17,545
Repurchase Agreements 2.3%
Repurchase Agreements (d) (l)		9,078
Sovereign 0.3%
El Salvador Government International Bond
0.00%, 08/09/17 (m)	1,055	1,049
Treasury Securities 6.9%
Egypt Treasury Bill
0.93%, 07/18/17, EGP	14,850	812
0.96%, 08/08/17, EGP	11,800	637
0.97%, 10/03/17 - 10/10/17, EGP	11,575	606
0.98%, 10/17/17 - 11/14/17, EGP	35,775	1,841
1.03%, 10/24/17 - 11/28/17, EGP	20,400	1,049
0.99%, 11/21/17, EGP	10,200	522
1.02%, 07/11/17 - 12/19/17, EGP	32,150	1,644
Georgia Treasury Bill
0.00%, 02/01/18, GEL	320	127
National Bank of Kazakhstan Note
0.03%, 08/18/17 - 01/05/18, KZT	4,570,690	13,837
U.S. Treasury Bill
0.91%, 08/03/17 (n)	2,000	1,998

Shares/Par†	Value
0.89%, 08/17/17 - 09/28/17 (n)	5,000	4,991
28,064
Total Short Term Investments (cost $56,028)	55,736
Total Investments 95.2% (cost $369,145)	384,719
Total Securities Sold Short (2.1)% (proceeds $7,994)	(8,628)
Total Purchased Options 0.3% (cost $3,539)	1,345
Other Derivative Instruments (1.1)%	(4,535)
Other Assets and Liabilities, Net 7.7%	31,242
Total Net Assets 100.0%	$404,143

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) On May 10, 2017, the issuer suspended interest and principal payments on the security. The issuer filed a petition under Chapter 15 of the U.S. bankruptcy code with the intent to restructure the debt. The plan has been approved and distributions will occur on or around September 1, 2017.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(e) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $10,338 and 2.6%, respectively.

(f) Convertible security.

(g) Treasury inflation indexed note, par amount is not adjusted for inflation.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Non-income producing security.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(l) For repurchase agreements held at June 30, 2017, see Repurchase Agreements in these Schedules of Investments.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security is pledged or segregated as collateral.

	Shares/Par†	Value
SECURITIES SOLD SHORT (2.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.1%)
Spain (2.1%)
Spain Government Bond
5.40%, 01/31/23, EUR (a)	(5,943)	$(8,628)
Total Government And Agency Obligations (proceeds $7,994)		(8,628)
Total Securities Sold Short (2.1%) (proceeds $7,994)		$(8,628)

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $8,628 and 2.1%, respectively.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
JPM	Spain Government Bond, 5.40%, due 01/31/23, EUR	5,943	$7,541	(0.75)%	06/19/17	07/19/17	$9,078	7,948	$9,078
									$9,078

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	(265)	September 2017		(27,170)	$100	$264
5-Year USD Deliverable Interest Rate Swap	(73)	September 2017		(7,345)	16	48
SGX MSCI Singapore Index	(157)	July 2017	SGD	(5,607)	55	(14)
					$171	$298

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.75%	09/20/19		455	$—	$—
3-Month LIBOR	Paying	1.74%	07/31/20		4,080	(4)	(2)
3-Month LIBOR	Paying	1.74%	07/31/20		3,270	(2)	(1)
3-Month LIBOR	Paying	1.75%	07/31/20		1,732	(2)	(1)
3-Month LIBOR	Paying	1.74%	08/12/20		4,368	(4)	(3)
3-Month LIBOR	Paying	1.62%	08/14/20		4,650	(4)	(20)
3-Month LIBOR	Paying	1.68%	08/17/20		2,236	(2)	(6)
3-Month LIBOR	Paying	1.68%	08/17/20		2,395	(2)	(6)
3-Month LIBOR	Paying	1.69%	08/17/20		4,942	(4)	(11)
3-Month LIBOR	Paying	1.70%	08/19/20		8,171	(7)	(16)
3-Month LIBOR	Paying	1.55%	08/22/20		4,954	(4)	(32)
3-Month LIBOR	Paying	1.56%	08/22/20		2,520	(2)	(16)
3-Month LIBOR	Paying	1.57%	09/17/20		7,714	(7)	(51)
3-Month LIBOR	Paying	1.65%	09/18/20		5,597	(5)	(22)
3-Month LIBOR	Paying	1.55%	09/23/20		310	—	(2)
3-Month LIBOR	Paying	1.42%	10/28/20		2,230	(2)	(26)
3-Month LIBOR	Paying	1.43%	10/28/20		2,230	(2)	(26)
3-Month LIBOR	Paying	1.53%	11/05/20		4,590	(4)	(38)
3-Month LIBOR	Paying	1.54%	11/05/20		2,295	(2)	(19)
3-Month LIBOR	Paying	1.56%	11/09/20		2,221	(2)	(17)
3-Month LIBOR	Paying	1.67%	11/12/20		3,036	(3)	(12)
3-Month LIBOR	Paying	1.11%	02/23/21		1,343	(1)	(33)
3-Month LIBOR	Paying	1.17%	02/25/21		2,605	(3)	(60)
3-Month LIBOR	Paying	1.17%	02/25/21		1,303	(1)	(30)
3-Month LIBOR	Paying	1.27%	03/07/21		3,267	(3)	(63)
3-Month LIBOR	Paying	1.16%	06/23/21		2,301	(3)	(61)
3-Month LIBOR	Paying	1.17%	06/24/21		1,535	(2)	(40)
3-Month LIBOR	Paying	1.18%	06/24/21		2,107	(2)	(54)
3-Month LIBOR	Paying	1.19%	06/27/21		2,106	(2)	(53)
3-Month LIBOR	Paying	1.21%	06/27/21		2,107	(3)	(52)
3-Month LIBOR	Paying	1.21%	06/27/21		2,106	(3)	(52)
3-Month LIBOR	Paying	0.97%	06/28/21		2,330	(3)	(79)
3-Month LIBOR	Paying	0.96%	06/29/21		2,108	(2)	(72)
3-Month LIBOR	Paying	0.96%	06/29/21		1,580	(2)	(54)
3-Month LIBOR	Paying	0.97%	06/29/21		2,107	(2)	(71)
3-Month LIBOR	Paying	1.20%	09/01/21		7,400	(9)	(197)
3-Month LIBOR	Paying	1.21%	09/01/21		6,321	(8)	(165)
3-Month LIBOR	Paying	1.96%	01/06/22		5,200	(8)	15
3-Month LIBOR	Paying	2.13%	07/27/22		2,939	(6)	22
3-Month LIBOR	Paying	2.06%	07/30/22		3,069	(6)	15
3-Month LIBOR	Paying	1.59%	04/12/26		1,275	(4)	(64)
3-Month LIBOR	Paying	1.59%	04/12/26		935	(3)	(47)
3-Month LIBOR	Paying	1.68%	05/06/26		1,800	(6)	(79)
3-Month LIBOR	Paying	1.68%	05/06/26		1,800	(6)	(78)
3-Month LIBOR	Paying	1.66%	05/09/26		901	(3)	(41)
3-Month LIBOR	Paying	1.69%	06/03/26		1,720	(5)	(75)
3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.49%	05/11/27	NZD	13,350	66	(109)
3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.24%	05/22/27	NZD	14,000	68	92
3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.17%	06/26/27	NZD	12,860	63	144
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/24	NZD	6,530	(24)	544
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/25	NZD	5,278	(21)	191
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/25	NZD	3,210	(13)	117
6-Month Australian Bank Bill Short Term Rate	Paying	2.66%	06/15/27	AUD	30,300	(149)	(434)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.62%	12/19/46	JPY	216,535	17	113
6-Month British Bankers' Association Yen LIBOR	Receiving	0.81%	12/19/46	JPY	231,894	19	6
6-Month British Bankers' Association Yen LIBOR	Receiving	0.78%	12/19/46	JPY	241,860	20	24
6-Month British Bankers' Association Yen LIBOR	Receiving	0.61%	12/19/46	JPY	261,465	21	142
6-Month British Bankers' Association Yen LIBOR	Receiving	0.85%	06/19/47	JPY	49,000	4	(2)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.86%	06/19/47	JPY	49,000	4	(3)
6-Month Budapest Interbank Offered Rate	Receiving	1.27%	12/13/21	HUF	406,479	(1)	(20)
6-Month Budapest Interbank Offered Rate	Receiving	1.46%	01/12/22	HUF	753,650	(2)	(58)
6-Month Budapest Interbank Offered Rate	Receiving	1.44%	01/13/22	HUF	693,350	(2)	(51)
6-Month Budapest Interbank Offered Rate	Receiving	1.92%	07/28/26	HUF	636,700	(3)	37

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month Budapest Interbank Offered Rate	Receiving	1.94%	08/01/26	HUF	448,000	(2)	24
6-Month Budapest Interbank Offered Rate	Receiving	1.94%	09/21/26	HUF	171,688	(1)	11
6-Month Budapest Interbank Offered Rate	Receiving	1.93%	09/21/26	HUF	176,090	(1)	12
6-Month Budapest Interbank Offered Rate	Receiving	1.89%	09/21/26	HUF	434,356	(2)	35
6-Month Budapest Interbank Offered Rate	Receiving	2.14%	10/13/26	HUF	174,916	(1)	1
6-Month Budapest Interbank Offered Rate	Receiving	2.09%	10/19/26	HUF	177,851	(1)	4
6-Month Budapest Interbank Offered Rate	Receiving	2.09%	10/19/26	HUF	267,071	(1)	6
6-Month Budapest Interbank Offered Rate	Receiving	2.04%	10/20/26	HUF	193,817	(1)	7
6-Month Budapest Interbank Offered Rate	Receiving	2.04%	10/20/26	HUF	267,070	(1)	10
6-Month Budapest Interbank Offered Rate	Receiving	2.08%	10/28/26	HUF	181,556	(1)	5
6-Month Budapest Interbank Offered Rate	Receiving	2.06%	10/28/26	HUF	449,456	(2)	15
6-Month Budapest Interbank Offered Rate	Receiving	2.09%	11/02/26	HUF	272,039	(1)	7
6-Month Budapest Interbank Offered Rate	Receiving	2.18%	11/03/26	HUF	182,148	(1)	—
6-Month Budapest Interbank Offered Rate	Receiving	2.13%	11/04/26	HUF	982,297	(5)	12
6-Month Budapest Interbank Offered Rate	Receiving	2.15%	11/07/26	HUF	178,600	(1)	1
6-Month Budapest Interbank Offered Rate	Receiving	2.12%	11/08/26	HUF	177,417	(1)	3
6-Month Budapest Interbank Offered Rate	Receiving	2.14%	11/10/26	HUF	488,487	(2)	5
6-Month Budapest Interbank Offered Rate	Receiving	2.66%	02/08/27	HUF	592,700	(3)	(81)
6-Month Euribor	Receiving	0.25%	09/20/22	EUR	34,409	10	10
6-Month Euribor	Receiving	1.00%	09/20/27	EUR	9,122	6	6
6-Month Euribor	Paying	1.00%	09/20/27	EUR	4,450	(1)	(1)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.41%	12/13/21	PLN	5,932	—	8
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.46%	01/12/22	PLN	11,203	—	19
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.44%	01/13/22	PLN	11,587	—	17
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.23%	07/28/26	PLN	8,990	(1)	(90)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.22%	08/01/26	PLN	6,486	—	(66)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.28%	09/21/26	PLN	2,348	—	(22)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.30%	09/21/26	PLN	8,687	(1)	(50)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.49%	10/13/26	PLN	2,483	—	(12)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.46%	10/19/26	PLN	3,786	—	(21)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.47%	10/19/26	PLN	2,524	—	(14)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.43%	10/20/26	PLN	2,770	—	(17)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.44%	10/20/26	PLN	3,785	—	(23)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.46%	10/28/26	PLN	6,500	(1)	(37)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.47%	10/28/26	PLN	2,600	—	(14)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.50%	10/31/26	PLN	3,900	—	(19)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.56%	11/02/26	PLN	2,600	—	(9)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.51%	11/04/26	PLN	14,301	(1)	(66)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.54%	11/07/26	PLN	2,600	—	(11)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.50%	11/08/26	PLN	2,600	—	(13)
6-Month Poland Warsaw Interbank Offered Rate	Paying	2.52%	11/10/26	PLN	7,186	(1)	(33)
6-Month Poland Warsaw Interbank Offered Rate	Paying	3.00%	02/08/27	PLN	6,981	(1)	33
Brazil Interbank Deposit Rate	Paying	9.31%	01/02/19	BRL	62,007	15	66
Brazil Interbank Deposit Rate	Paying	9.33%	01/02/19	BRL	31,058	8	35
Brazil Interbank Deposit Rate	Paying	9.35%	01/02/19	BRL	93,227	23	115
Brazil Interbank Deposit Rate	Paying	9.38%	01/02/19	BRL	93,415	23	125
Brazil Interbank Deposit Rate	Paying	9.39%	01/02/19	BRL	109,618	27	159
Mexican Interbank Rate	Paying	6.83%	06/28/19	MXN	607,770	(30)	(30)
Mexican Interbank Rate	Paying	6.83%	07/01/19	MXN	601,250	(28)	(28)
US CPURNSA	Receiving	1.97%	06/23/27		3,903	1	38
						$(73)	$(930)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Federation of Malaysia, 1.00%, 06/20/22	1.00%	06/20/22	33,244	$(219)	$12	$(499)
iTraxx Europe Senior Series 27	1.00	06/20/22	26,890	(714)	3	(555)
Republic of Chile, 3.88%, 08/05/20	1.00	06/20/22	13,291	(214)	—	(74)
Republic of Colombia, 10.38%, 01/28/33	1.00	06/20/27	10,016	1,037	(11)	3
Republic of South Africa, 5.50%, 03/09/20	1.00	06/20/21	9,840	223	17	(149)
Russian Federation, 7.50%, 03/31/30	1.00	06/20/22	25,030	797	(2)	(62)
State of Qatar, 9.75%, 06/15/30	1.00	06/20/22	2,380	23	(1)	58
				$933	$18	$(1,278)
Credit default swap agreements - sell protection[2]

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
CDX.EM.27	1.00%	06/20/22	(735)	$(34)	$—	$(2)
				$(34)	$—	$(2)

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	7.12	03/08/18	6,800,000	$41
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	7.06	03/27/18	19,100,000	158
Chinese Offshore Yuan versus USD ‡	BNP	Call	CNH	6.90	11/02/17	17,400,000	104
Chinese Offshore Yuan versus USD ‡	DUB	Call	CNH	7.15	03/12/18	3,940,000	22
Chinese Offshore Yuan versus USD ‡	GSC	Call	CNH	7.06	03/27/18	9,600,000	80
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	7.06	03/27/18	16,100,000	133
Chinese Offshore Yuan versus USD ‡	SCB	Call	CNH	7.12	03/08/18	7,710,000	46
Euro versus USD ‡	BNP	Call	EUR	0.88	02/28/22	19,106,000	137
Euro versus USD ‡	GSC	Call	EUR	0.87	02/24/22	19,130,000	121
							$842
Index Options
FTSE 100 Index	GSC	Call	GBP	6,275.00	02/15/22	297	$380
							$380
Interest Rate Swaptions
3-Month LIBOR	DUB	Put		3.20%	10/18/17	38,760,000	$52
3-Month LIBOR	GSC	Put		3.30	11/15/17	46,540,000	71
							$123

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Chinese Offshore Yuan versus USD	BNP	Call	CNH	7.12	03/08/18	6,800,000	$(41)
Chinese Offshore Yuan versus USD	BNP	Call	CNH	7.06	03/27/18	10,100,000	(84)
Chinese Offshore Yuan versus USD	BNP	Call	CNH	7.06	03/27/18	9,000,000	(75)
Chinese Offshore Yuan versus USD	CGM	Call	CNH	6.90	11/02/17	17,400,000	(104)
Chinese Offshore Yuan versus USD	CSI	Call	CNH	7.06	03/27/18	16,100,000	(133)
Chinese Offshore Yuan versus USD	DUB	Call	CNH	7.15	03/12/18	1,940,000	(11)
Chinese Offshore Yuan versus USD	DUB	Call	CNH	7.15	03/12/18	2,000,000	(11)
Chinese Offshore Yuan versus USD	GSC	Call	CNH	7.06	03/27/18	6,000,000	(50)
Chinese Offshore Yuan versus USD	GSC	Call	CNH	7.06	03/27/18	3,600,000	(30)
Chinese Offshore Yuan versus USD	SCB	Call	CNH	7.12	03/08/18	7,710,000	(46)
							$(585)

Summary of Written Options
	Notional† EUR	Notional† USD	Premiums
Options outstanding at December 31, 2016	—	50,356,919	$1,280
Options written during the period	24,185,000	182,955,081	3,767
Options closed during the period	—	(22,145,000)	(203)
Options exercised during the period	—	(130,517,000)	(3,098)
Options expired during the period	(24,185,000)	—	(184)
Options outstanding at June 30, 2017	—	80,650,000	$1,562

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	07/17/17	ARS	67,276	$4,021	$(188)
ARS/USD	BNP	07/19/17	ARS	25,731	1,537	(62)
ARS/USD	BNP	07/26/17	ARS	29,671	1,766	(40)
ARS/USD	CGM	07/27/17	ARS	37,178	2,211	(90)
ARS/USD	CGM	08/16/17	ARS	12,341	726	(30)
ARS/USD	SCB	08/16/17	ARS	26,821	1,578	(61)
AUD/USD	GSC	08/11/17	AUD	25,867	19,872	568
AUD/NZD	GSC	09/11/17	NZD	(5,022)	(3,675)	(4)
CNH/USD	BNP	08/22/17	CNH	22,370	3,287	29
CNH/USD	JPM	08/22/17	CNH	21,401	3,144	29
CNH/USD	SCB	09/22/17	CNH	95,200	13,957	270
CNH/USD	BNP	10/10/17	CNH	12,261	1,795	37

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CNH/USD	JPM	10/10/17	CNH	15,570	2,280	48
CNH/USD	BOA	11/13/17	CNH	4,349	635	18
COP/USD	SCB	07/07/17	COP	10,821,104	3,549	(188)
COP/USD	SCB	07/17/17	COP	3,319,021	1,087	(54)
COP/USD	BNP	07/25/17	COP	7,330,330	2,397	(107)
COP/USD	BNP	08/04/17	COP	1,388,085	453	(12)
COP/USD	SCB	08/04/17	COP	7,574,990	2,474	(63)
COP/USD	SCB	08/08/17	COP	6,358,700	2,075	(68)
COP/USD	SCB	08/14/17	COP	30,300,000	9,883	(292)
COP/USD	SCB	09/05/17	COP	10,821,104	3,520	(2)
CZK/EUR	JPM	07/27/17	EUR	(1,862)	(2,130)	25
CZK/EUR	GSC	08/07/17	EUR	(3,316)	(3,794)	36
CZK/EUR	JPM	08/24/17	EUR	(6,930)	(7,936)	108
CZK/EUR	JPM	09/22/17	EUR	(5,812)	(6,667)	190
CZK/EUR	JPM	09/25/17	EUR	(6,826)	(7,831)	231
CZK/EUR	JPM	09/27/17	EUR	(8,820)	(10,120)	301
DOP/USD	CGM	07/28/17	DOP	46,633	984	16
EGP/USD	CGM	08/21/17	EGP	12,733	692	(30)
EUR/HUF	JPM	08/01/17	HUF	(1,794,780)	(6,645)	11
EUR/HUF	DUB	08/22/17	HUF	(920,400)	(3,411)	(13)
EUR/HUF	BNP	08/25/17	HUF	(736,320)	(2,729)	—
EUR/HUF	JPM	08/28/17	HUF	(644,279)	(2,388)	5
EUR/HUF	GSC	08/30/17	HUF	(506,221)	(1,877)	7
IDR/USD	BOA	07/13/17	IDR	13,122,180	984	41
IDR/USD	SCB	07/13/17	IDR	22,405,820	1,679	70
INR/USD	BNP	08/28/17	INR	166,450	2,556	(1)
INR/USD	CGM	08/28/17	INR	244,070	3,749	(3)
INR/USD	DUB	08/28/17	INR	94,170	1,446	(4)
INR/USD	JPM	08/28/17	INR	168,000	2,580	(14)
INR/USD	SCB	08/28/17	INR	458,574	7,043	(30)
JPY/USD	GSC	08/17/17	JPY	798,062	7,109	(110)
KES/USD	CGM	07/03/17	KES	107,053	1,032	48
KES/USD	CGM	08/01/17	KES	107,136	1,028	51
KRW/USD	BNP	07/21/17	KRW	3,542,200	3,097	(60)
KRW/USD	BNP	07/25/17	KRW	4,458,275	3,898	(34)
KRW/USD	BOA	07/25/17	KRW	4,757,525	4,160	(46)
KRW/USD	GSC	08/31/17	KRW	2,693,200	2,356	(53)
KZT/USD	GSC	08/14/17	KZT	344,732	1,060	34
KZT/USD	GSC	08/15/17	KZT	189,266	582	14
KZT/USD	GSC	08/16/17	KZT	183,542	564	8
KZT/USD	GSC	08/21/17	KZT	187,208	575	7
KZT/USD	DUB	11/03/17	KZT	603,571	1,824	(22)
KZT/USD	DUB	11/06/17	KZT	201,806	609	(6)
KZT/USD	GSC	11/06/17	KZT	393,803	1,189	(15)
KZT/USD	GSC	11/15/17	KZT	189,247	570	14
KZT/USD	GSC	11/17/17	KZT	391,246	1,178	(28)
KZT/USD	GSC	11/20/17	KZT	261,904	788	(16)
KZT/USD	CGM	12/13/17	KZT	136,000	407	(11)
KZT/USD	DUB	12/20/17	KZT	388,096	1,161	(18)
KZT/USD	SCB	12/29/17	KZT	180,465	539	(5)
KZT/USD	CGM	01/10/18	KZT	440,621	1,312	(11)
KZT/USD	GSC	05/31/18	KZT	556,833	1,612	(54)
KZT/USD	DUB	06/01/18	KZT	163,673	474	(16)
KZT/USD	SCB	06/05/18	KZT	164,408	476	(15)
KZT/USD	SCB	06/07/18	KZT	163,918	474	(16)
KZT/USD	GSC	06/12/18	KZT	164,899	476	(14)
KZT/USD	GSC	06/13/18	KZT	164,899	476	(14)
MAD/USD	BNP	06/07/18	MAD	2,841	284	4
MAD/USD	SCB	06/11/18	MAD	4,145	414	9
PLN/EUR	JPM	08/01/17	EUR	(5,842)	(6,683)	(74)
PLN/EUR	DUB	08/22/17	EUR	(2,959)	(3,389)	—
PLN/EUR	BNP	08/25/17	EUR	(2,379)	(2,724)	(14)
PLN/EUR	JPM	08/28/17	EUR	(2,090)	(2,394)	(21)
PLN/EUR	GSC	08/30/17	EUR	(1,643)	(1,882)	(18)
RSD/EUR	DUB	10/18/17	EUR	(827)	(951)	(4)
RSD/EUR	DUB	01/24/18	EUR	(3,522)	(4,068)	20
RSD/EUR	DUB	04/04/18	EUR	(1,050)	(1,218)	2
RUB/USD	GSC	07/03/17	RUB	596,096	10,108	38
RUB/USD	SCB	07/03/17	RUB	489,875	8,307	32
RUB/USD	SCB	07/05/17	RUB	24,131	409	(7)
RUB/USD	SCB	07/05/17	RUB	427,516	7,248	131
RUB/USD	GSC	07/28/17	RUB	679,519	11,462	(404)
RUB/USD	DUB	08/07/17	RUB	180,669	3,041	29
RUB/USD	GSC	08/07/17	RUB	442,613	7,450	(81)
RUB/USD	GSC	08/22/17	RUB	247,897	4,159	14
RUB/USD	SCB	08/22/17	RUB	232,253	3,897	6
SEK/EUR	GSC	07/18/17	EUR	(3,634)	(4,153)	(24)
SEK/EUR	GSC	07/31/17	EUR	(533)	(610)	(4)
SEK/EUR	GSC	08/04/17	EUR	(3,324)	(3,803)	3
SEK/EUR	JPM	08/09/17	EUR	(3,727)	(4,265)	16
SEK/EUR	BNP	09/12/17	EUR	(3,603)	(4,131)	64
SGD/USD	GSC	09/25/17	SGD	2,734	1,988	17
SGD/USD	SCB	09/25/17	SGD	8,524	6,200	57
THB/USD	SCB	08/03/17	THB	92,060	2,710	67
THB/USD	BNP	09/07/17	THB	68,530	2,017	21
THB/USD	GSC	09/07/17	THB	67,580	1,989	25
THB/USD	SCB	09/07/17	THB	157,070	4,624	53
TRY/USD	DUB	07/05/17	TRY	14,878	4,227	115
TRY/USD	BNP	08/08/17	TRY	17,284	4,862	131
TRY/USD	CGM	08/08/17	TRY	15,271	4,296	119
TRY/USD	GSC	08/11/17	TRY	15,966	4,487	169
TRY/USD	DUB	09/05/17	TRY	14,878	4,150	—
UGX/USD	CGM	07/06/17	UGX	2,634,085	731	43
UGX/USD	CGM	09/11/17	UGX	3,817,410	1,036	23
UGX/USD	JPM	09/29/17	UGX	2,527,512	682	12
UGX/USD	CGM	10/10/17	UGX	5,118,288	1,375	20
UGX/USD	CGM	12/08/17	UGX	1,898,505	500	(7)
USD/AED	BNP	02/05/18	AED	(35,804)	(9,735)	(215)
USD/AED	BNP	02/08/18	AED	(66,790)	(18,160)	(425)
USD/AUD	GSC	08/11/17	AUD	(14,303)	(10,988)	(348)
USD/CLP	SCB	08/08/17	CLP	(2,883,000)	(4,339)	(50)
USD/CNH	BNP	08/22/17	CNH	(22,370)	(3,287)	33
USD/CNH	JPM	08/22/17	CNH	(21,401)	(3,144)	31
USD/CNH	SCB	09/22/17	CNH	(95,200)	(13,957)	(40)
USD/CNH	BNP	10/10/17	CNH	(12,261)	(1,795)	(36)
USD/CNH	JPM	10/10/17	CNH	(15,570)	(2,280)	(48)
USD/CNH	BOA	11/13/17	CNH	(4,349)	(635)	(9)
USD/COP	SCB	07/07/17	COP	(10,821,104)	(3,549)	(1)
USD/EUR	SCB	07/14/17	EUR	(8,436)	(9,641)	(404)
USD/EUR	DUB	07/26/17	EUR	(9,232)	(10,557)	(156)
USD/EUR	GSC	07/28/17	EUR	(22,851)	(26,134)	(468)
USD/EUR	SCB	08/03/17	EUR	(14,973)	(17,131)	(322)
USD/EUR	SCB	08/07/17	EUR	(1,070)	(1,224)	(18)
USD/EUR	SCB	08/11/17	EUR	(16,330)	(18,690)	(213)
USD/EUR	GSC	08/18/17	EUR	(9,118)	(10,439)	(182)
USD/EUR	JPM	08/24/17	EUR	(21,141)	(24,213)	(561)
USD/EUR	JPM	09/01/17	EUR	(3,177)	(3,640)	(86)
USD/EUR	SCB	09/08/17	EUR	(14,056)	(16,110)	(381)
USD/EUR	JPM	09/14/17	EUR	(11,519)	(13,208)	(313)
USD/EUR	JPM	09/14/17	EUR	(416)	(477)	1
USD/EUR	BNP	06/07/18	EUR	(292)	(340)	(5)
USD/EUR	SCB	06/11/18	EUR	(217)	(253)	(4)
USD/IDR	BNP	07/13/17	IDR	(21,477,095)	(1,610)	(38)
USD/IDR	SCB	07/13/17	IDR	(14,050,905)	(1,053)	(22)
USD/INR	BNP	08/28/17	INR	(61,317)	(942)	(7)
USD/INR	BNP	08/28/17	INR	(17,092)	(262)	—
USD/INR	JPM	08/28/17	INR	(73,400)	(1,127)	(5)
USD/JPY	GSC	08/17/17	JPY	(968,170)	(8,625)	226
USD/JPY	SCB	09/27/17	JPY	(291,300)	(2,600)	29
USD/KES	CGM	08/01/17	KES	(107,136)	(1,028)	—
USD/KRW	CGM	07/14/17	KRW	(3,414,428)	(2,985)	29
USD/KRW	GSC	07/14/17	KRW	(690,395)	(603)	15
USD/KRW	JPM	07/14/17	KRW	(2,809,610)	(2,456)	60
USD/KZT	CGM	07/03/17	KZT	(139,440)	(433)	(2)
USD/LKR	CGM	07/05/17	LKR	(371,005)	(2,419)	(3)
USD/NZD	JPM	08/29/17	NZD	(18,235)	(13,349)	(490)
USD/NZD	MSC	09/07/17	NZD	(14,159)	(10,363)	(354)
USD/NZD	SCB	09/07/17	NZD	(2,922)	(2,139)	(73)
USD/NZD	DUB	09/11/17	NZD	(3,018)	(2,209)	(27)
USD/NZD	JPM	09/11/17	NZD	(3,708)	(2,714)	(30)
USD/NZD	SCB	09/11/17	NZD	(8,685)	(6,356)	(131)
USD/NZD	DUB	09/25/17	NZD	(2,524)	(1,847)	(20)
USD/NZD	SCB	09/25/17	NZD	(2,523)	(1,846)	(29)
USD/OMR	BNP	08/14/17	OMR	(2,303)	(5,967)	(97)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/OMR	BNP	08/21/17	OMR	(1,721)	(4,458)	(72)
USD/OMR	BNP	08/28/17	OMR	(5,904)	(15,290)	(245)
USD/OMR	BNP	08/15/18	OMR	(347)	(879)	(43)
USD/OMR	BNP	01/23/19	OMR	(1,156)	(2,898)	(102)
USD/OMR	BNP	01/24/19	OMR	(1,156)	(2,898)	(102)
USD/OMR	BNP	04/03/19	OMR	(2,773)	(6,921)	99
USD/OMR	BNP	05/02/19	OMR	(1,401)	(3,490)	25
USD/OMR	SCB	05/28/19	OMR	(723)	(1,798)	5
USD/OMR	SCB	06/05/19	OMR	(2,031)	(5,049)	46
USD/RUB	GSC	07/03/17	RUB	(247,897)	(4,203)	(16)
USD/RUB	GSC	07/03/17	RUB	(838,074)	(14,211)	298
USD/RUB	DUB	07/05/17	RUB	(180,669)	(3,063)	(30)
USD/RUB	GSC	07/05/17	RUB	(270,977)	(4,594)	139
USD/RUB	BOA	07/28/17	RUB	(1,229,779)	(20,743)	441
USD/RUB	GSC	08/22/17	RUB	(596,096)	(10,000)	(34)
USD/SGD	GSC	09/06/17	SGD	(4,025)	(2,927)	(20)
USD/THB	DUB	08/03/17	THB	(61,130)	(1,800)	(58)
USD/THB	JPM	08/03/17	THB	(26,859)	(791)	(40)
USD/THB	SCB	08/03/17	THB	(197,198)	(5,806)	(156)
USD/THB	BNP	09/07/17	THB	(68,530)	(2,017)	(67)
USD/THB	GSC	09/07/17	THB	(67,580)	(1,989)	(66)
USD/THB	SCB	09/07/17	THB	(157,070)	(4,624)	(151)
USD/THB	DUB	03/26/18	THB	(11,500)	(339)	(6)
USD/THB	JPM	03/26/18	THB	(209,382)	(6,166)	(114)
USD/THB	CGM	03/27/18	THB	(4,000)	(118)	(3)
USD/THB	DUB	03/27/18	THB	(9,600)	(283)	(7)
USD/TRY	DUB	07/05/17	TRY	(14,878)	(4,227)	(4)
USD/ZAR	DUB	07/05/17	ZAR	(66,902)	(5,113)	(224)
USD/ZAR	SCB	07/05/17	ZAR	(33,908)	(2,591)	(99)
USD/ZAR	GSC	08/07/17	ZAR	(3,208)	(244)	(7)
USD/ZAR	BNP	08/08/17	ZAR	(62,789)	(4,769)	(198)
USD/ZAR	CGM	08/08/17	ZAR	(52,056)	(3,953)	(173)
USD/ZAR	DUB	09/05/17	ZAR	(100,810)	(7,622)	(13)
UYU/USD	CGM	04/16/18	UYU	53,381	1,872	86
UYU/USD	CGM	04/27/18	UYU	66,537	2,333	103
UYU/USD	CGM	06/15/18	UYU	53,875	1,889	105
ZAR/USD	DUB	07/05/17	ZAR	100,810	7,704	15
					$(292,770)	$(4,999)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.80%	06/27/21	AED	7,528	$—	$(16)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.76%	06/27/21	AED	7,528	—	(13)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.74%	06/27/21	AED	7,528	—	(11)
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.40%	06/28/21	AED	7,500	—	16
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.39%	06/29/21	AED	7,541	—	17
3-Month Emirates Interbank Offered Rate	Receiving	DUB	2.37%	06/29/21	AED	8,296	—	20
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.50%	06/13/21	AED	4,388	—	4
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.51%	06/15/21	AED	4,390	—	4
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.59%	06/16/21	AED	4,387	—	—
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.52%	06/21/21	AED	4,387	—	3
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.76%	06/23/21	AED	9,035	—	(16)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.79%	06/27/21	AED	6,022	—	(12)
3-Month Emirates Interbank Offered Rate	Receiving	GSC	2.80%	06/27/21	AED	6,022	—	(12)
3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	JPM	4.06%	06/04/23	NZD	1,890	—	83
3-Month Saudi Riyal Interbank Offered Rate	Receiving	BOA	3.37%	04/11/26	SAR	9,000	—	77
3-Month Saudi Riyal Interbank Offered Rate	Receiving	BOA	3.43%	05/10/26	SAR	7,148	—	57
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	3.03%	08/02/20	SAR	26,901	—	(233)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	3.09%	11/12/20	SAR	43,800	—	(292)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	2.64%	02/25/21	SAR	15,703	—	13
3-Month Saudi Riyal Interbank Offered Rate	Receiving	DUB	2.76%	03/07/21	SAR	13,086	—	(4)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.16%	08/03/20	SAR	16,320	—	6
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.35%	08/12/20	SAR	16,235	—	(24)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.40%	08/17/20	SAR	17,174	—	(33)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.40%	08/17/20	SAR	18,189	—	(35)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.46%	08/19/20	SAR	20,007	—	(50)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.41%	08/22/20	SAR	13,898	—	(172)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.41%	08/22/20	SAR	27,204	—	(337)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.26%	09/17/20	SAR	29,400	—	(1)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.34%	09/21/20	SAR	29,400	—	(23)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.56%	11/05/20	SAR	17,790	—	(22)
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.65%	02/23/21	SAR	6,543	—	5
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.64%	07/27/22	SAR	11,729	—	28
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	2.61%	07/30/22	SAR	11,728	—	33
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.46%	05/09/26	SAR	14,229	—	103
3-Month Saudi Riyal Interbank Offered Rate	Receiving	GSC	3.71%	06/06/26	SAR	6,210	—	16
3-Month Tel Aviv Interbank Offered Rate	Receiving	GSC	0.73%	09/01/21	ILS	27,569	—	(69)
3-Month Tel Aviv Interbank Offered Rate	Receiving	GSC	0.74%	09/02/21	ILS	24,200	—	(63)
Colombian Interbank Rate	Paying	CGM	5.88%	02/24/19	COP	9,694,800	—	54
Colombian Interbank Rate	Paying	CGM	5.84%	02/27/19	COP	24,397,500	—	132
Colombian Interbank Rate	Paying	CGM	5.62%	03/01/19	COP	9,695,500	—	41
Colombian Interbank Rate	Paying	CGM	5.75%	03/03/19	COP	14,832,200	—	74
Colombian Interbank Rate	Paying	CGM	5.74%	03/06/19	COP	14,832,200	—	73
Colombian Interbank Rate	Paying	DUB	5.49%	03/21/19	COP	22,877,600	—	85
Colombian Interbank Rate	Paying	DUB	5.41%	03/22/19	COP	4,518,300	—	15
Colombian Interbank Rate	Paying	DUB	5.36%	03/26/19	COP	22,859,800	—	73

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombian Interbank Rate	Paying	GSC	6.00%	02/22/19	COP	24,030,800	—	150
Colombian Interbank Rate	Paying	GSC	5.95%	02/23/19	COP	33,643,200	—	202
Colombian Interbank Rate	Paying	GSC	5.82%	02/27/19	COP	19,830,000	—	105
Colombian Interbank Rate	Paying	GSC	5.83%	02/28/19	COP	7,079,300	—	38
Colombian Interbank Rate	Paying	GSC	5.65%	03/01/19	COP	24,502,000	—	107
Colombian Interbank Rate	Paying	GSC	5.49%	03/21/19	COP	22,877,500	—	84
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.31%	10/07/21	KRW	8,395,145	—	130
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.83%	01/17/27	KRW	1,116,075	—	5
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.92%	02/07/27	KRW	2,554,000	—	(6)
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.79%	01/17/37	KRW	1,499,000	—	32
Korean Won 3-Month Certificate of Deposit	Receiving	BNP	1.85%	02/07/37	KRW	1,389,000	—	18
Korean Won 3-Month Certificate of Deposit	Receiving	BOA	1.31%	10/07/21	KRW	2,969,131	—	46
Korean Won 3-Month Certificate of Deposit	Receiving	BOA	1.42%	10/27/21	KRW	3,664,882	—	42
Korean Won 3-Month Certificate of Deposit	Receiving	CGM	1.40%	10/27/21	KRW	7,922,118	—	97
Korean Won 3-Month Certificate of Deposit	Receiving	CGM	1.84%	01/17/27	KRW	1,650,925	—	6
Mumbai Interbank Offered Rate	Paying	BNP	6.10%	06/23/22	INR	80,162	—	(5)
Mumbai Interbank Offered Rate	Paying	BOA	6.12%	06/14/22	INR	881,100	—	(40)
Mumbai Interbank Offered Rate	Paying	BOA	6.09%	06/15/22	INR	362,700	—	(23)
Mumbai Interbank Offered Rate	Paying	BOA	6.15%	06/29/22	INR	327,900	—	(9)
Mumbai Interbank Offered Rate	Paying	CGM	6.12%	06/29/22	INR	355,500	—	(16)
Mumbai Interbank Offered Rate	Paying	CGM	6.14%	06/29/22	INR	175,400	—	(6)
Mumbai Interbank Offered Rate	Paying	CGM	6.18%	06/30/22	INR	160,300	—	(1)
Mumbai Interbank Offered Rate	Paying	GSC	6.10%	06/15/22	INR	257,200	—	(15)
Mumbai Interbank Offered Rate	Paying	GSC	6.12%	06/19/22	INR	179,400	—	(8)
Mumbai Interbank Offered Rate	Paying	GSC	6.16%	06/29/22	INR	329,200	—	(7)
Mumbai Interbank Offered Rate	Paying	JPM	6.16%	06/21/22	INR	47,380	—	(1)
Mumbai Interbank Offered Rate	Paying	SCB	6.13%	06/19/22	INR	140,600	—	(5)
US CPURNSA	Receiving	BOA	1.97%	06/23/27		13,660	—	114
							$—	$628

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received	Notional† Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Fixed rate of 1.23%	BNP	03/31/20	4,107	KRW	(4,574,300)	$—	$105
6-Month LIBOR	Fixed rate of 1.10%	BNP	03/02/20	4,094	KRW	(4,641,500)	—	39
6-Month LIBOR	Fixed rate of 1.19%	BNP	03/08/20	3,060	KRW	(3,542,200)	—	(37)
6-Month LIBOR	Fixed rate of 1.18%	BNP	04/20/20	2,373	KRW	(2,693,200)	—	19
							$—	$126

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Federation of Malaysia, 1.00%, 06/20/22	CGM	N/A	1.00%	06/20/22	$1,388	$(10)	$6	$(16)
Kingdom of Thailand, 7.07%, 09/30/13	DUB	N/A	1.00	06/20/18	4,900	(41)	(36)	(5)
Kingdom of Thailand, 7.07%, 09/30/13	JPM	N/A	1.00	06/20/18	4,250	(36)	(15)	(21)
Lebanese Republic, 11.63%, 05/11/16	GSC	N/A	1.00	06/20/18	10,166	119	1,408	(1,289)
Lebanese Republic, 11.63%, 05/11/16	GSC	N/A	5.00	12/20/18	245	(8)	(13)	5
Lebanese Republic, 11.63%, 05/11/16	GSC	N/A	5.00	12/20/18	228	(7)	(12)	5
People's Republic of China, 4.25%, 10/28/14	JPM	N/A	1.00	06/20/18	11,250	(97)	(143)	46
Republic of Colombia, 10.38%, 01/28/33	BNP	N/A	1.00	06/20/27	1,684	170	171	(1)
Republic of South Africa, 5.50%, 03/09/20	JPM	N/A	1.00	06/20/23	5,680	386	522	(136)
Republic of South Africa, 5.50%, 03/09/20	GSC	N/A	1.00	12/20/23	13,500	1,066	1,769	(703)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	10,484	1,221	1,875	(654)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	3,170	369	592	(223)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	3,800	443	710	(267)
Republic of South Africa, 5.50%, 03/09/20	BNP	N/A	1.00	12/20/25	1,180	138	199	(61)
State of Qatar, 9.75%, 06/15/30	JPM	N/A	1.00	03/20/19	900	(4)	(15)	11
State of Qatar, 9.75%, 06/15/30	BNP	N/A	1.00	06/20/19	1,019	(5)	(19)	14
State of Qatar, 9.75%, 06/15/30	BOA	N/A	1.00	06/20/19	1,020	(4)	(24)	20
State of Qatar, 9.75%, 06/15/30	BOA	N/A	1.00	06/20/19	1,020	(5)	(26)	21
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/19	3,830	(17)	(89)	72

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
State of Qatar, 9.75%, 06/15/30	DUB	N/A	1.00	06/20/19	1,019	(5)	(18)	13
State of Qatar, 9.75%, 06/15/30	JPM	N/A	1.00	06/20/19	970	(5)	(25)	20
State of Qatar, 9.75%, 06/15/30	JPM	N/A	1.00	06/20/19	1,953	(9)	(38)	29
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/20	1,850	(4)	42	(46)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/20	1,930	(4)	30	(34)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/20	5,400	(10)	66	(76)
State of Qatar, 9.75%, 06/15/30	BNP	N/A	1.00	06/20/21	3,140	2	15	(13)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	270	1	1	—
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	590	—	3	(3)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	990	1	7	(6)
State of Qatar, 9.75%, 06/15/30	CGM	N/A	1.00	06/20/21	400	—	3	(3)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	920	1	—	1
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	530	—	3	(3)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	1,190	1	10	(9)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	06/20/21	3,150	1	18	(17)
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/23	2,506	58	4	54
State of Qatar, 9.75%, 06/15/30	GSC	N/A	1.00	12/20/23	700	16	2	14
					$107,222	$3,722	$6,983	$(3,261)
Credit default swap agreements - sell protection[2]
Federative Republic of Brazil, 4.25%, 01/07/25	BNP	2.38%	1.00%	06/20/22	$(3,125)	$(195)	$(201)	$6
Federative Republic of Brazil, 4.25%, 01/07/25	BNP	2.38	1.00	06/20/22	(909)	(57)	(56)	(1)
Federative Republic of Brazil, 4.25%, 01/07/25	BOA	2.38	1.00	06/20/22	(13,161)	(824)	(829)	5
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	2.38	1.00	06/20/22	(3,288)	(206)	(207)	1
Republic of Turkey, 11.88%, 01/15/30	BNP	2.27	1.00	06/20/23	(2,236)	(152)	(128)	(24)
Republic of Turkey, 11.88%, 01/15/30	BNP	2.75	1.00	12/20/26	(5,928)	(790)	(1,007)	217
Republic of Turkey, 11.88%, 01/15/30	BNP	2.78	1.00	06/20/27	(303)	(43)	(44)	1
Republic of Turkey, 11.88%, 01/15/30	BNP	2.27	1.00	06/20/23	(2,000)	(136)	(120)	(16)
Republic of Turkey, 11.88%, 01/15/30	BNP	2.78	1.00	06/20/27	(510)	(72)	(77)	5
Republic of Turkey, 11.88%, 01/15/30	BNP	2.78	1.00	06/20/27	(303)	(42)	(44)	2
Republic of Turkey, 11.88%, 01/15/30	BNP	1.14	1.00	06/20/20	(1,740)	(7)	(88)	81
Republic of Turkey, 11.88%, 01/15/30	BNP	2.75	1.00	12/20/26	(6,175)	(823)	(1,049)	226
Republic of Turkey, 11.88%, 01/15/30	BNP	1.27	1.00	09/20/20	(4,400)	(35)	(343)	308
Republic of Turkey, 11.88%, 01/15/30	GSC	0.54	1.00	09/20/18	(3,300)	20	(65)	85
Republic of Turkey, 11.88%, 01/15/30	GSC	0.54	1.00	09/20/18	(5,450)	32	(115)	147
Republic of Turkey, 11.88%, 01/15/30	GSC	2.75	1.00	12/20/26	(2,470)	(329)	(422)	93
Republic of Turkey, 11.88%, 01/15/30	GSC	1.14	1.00	06/20/20	(2,220)	(9)	(94)	85
Republic of Turkey, 11.88%, 01/15/30	MSC	0.54	1.00	09/20/18	(3,580)	21	(73)	94
Republic of Turkey, 11.88%, 01/15/30	MSC	0.54	1.00	09/20/18	(1,100)	7	(21)	28
Republic of Turkey, 11.88%, 01/15/30	MSC	0.54	1.00	09/20/18	(5,450)	32	(116)	148
Republic of Turkey, 11.88%, 01/15/30	MSC	0.54	1.00	09/20/18	(1,600)	9	(34)	43
Republic of Turkey, 11.88%, 01/15/30	MSC	0.54	1.00	09/20/18	(3,300)	20	(67)	87
Republic of Turkey, 11.88%, 01/15/30	MSC	0.54	1.00	09/20/18	(1,090)	6	(23)	29
					$(73,638)	$(3,573)	$(5,223)	$1,650

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Republic of Columbia Treasury Bond, 5.00%, 11/21/18	DUB	08/03/17	COP	11,238,400	$11
Republic of Columbia Treasury Bond, 5.00%, 11/21/18	DUB	08/08/17	COP	5,949,700	1
Republic of Columbia Treasury Bond, 5.00%, 11/21/18	DUB	08/14/17	COP	7,110,300	11
Republic of Columbia Treasury Bond, 5.00%, 11/21/18	DUB	08/14/17	COP	16,311,100	26
					$49

OTC Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Expiration^	Notional †		Unrealized Appreciation (Depreciation)
CAD versus USD – 1 year term	BNP	8.35%	03/26/18		3,643	$(5)
CAD versus USD – 1 year term	DUB	8.63	03/28/18		7,007	(20)
CHF versus USD – 1 year term	BNP	8.35	06/19/18		3,643	7
CHF versus USD – 1 year term	DUB	8.58	06/14/18		7,007	—
EUR versus USD – 1 year term	BNP	8.55	06/20/18	EUR	3,503	—
EUR versus USD – 1 year term	DUB	8.63	03/22/18	EUR	7,007	(14)
						$(32)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

‡ The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust Board of Trustees.

^At the expiration date, the Fund will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Epoch Global Shareholder Yield Fund
COMMON STOCKS 97.3%
Australia 2.8%
Commonwealth Bank of Australia (a)	8	$525
Sonic Health Care Ltd.	23	431
Telstra Corp. Ltd.	121	401
Westpac Banking Corp.	22	525
		1,882
Canada 5.0%
Agrium Inc.	4	363
BCE Inc.	28	1,257
Rogers Communications Inc. - Class B	17	824
Royal Bank of Canada	7	490
TELUS Corp.	13	457
		3,391
France 7.3%
AXA SA	26	701
Compagnie Generale des Etablissements Michelin	5	614
Sanofi SA	6	587
SCOR SE	13	506
Total SA	21	1,026
Unibail-Rodamco SE (a)	4	997
Vinci SA	6	528
		4,959
Germany 8.1%
Allianz SE	4	799
BASF SE	8	730
Daimler AG	10	740
Deutsche Post AG	21	773
Deutsche Telekom AG	49	874
Muenchener Rueckversicherungs AG	5	1,081
Siemens AG	4	502
		5,499
Italy 2.5%
Snam Rete Gas SpA	156	679
Terna Rete Elettrica Nazionale SpA	188	1,013
		1,692
Netherlands 1.5%
Royal Dutch Shell Plc - Class A - ADR	19	1,011
Norway 1.9%
Orkla ASA	61	617
Statoil ASA	39	645
		1,262
Singapore 1.1%
Singapore Exchange Ltd.	66	352
Singapore Telecommunications Ltd.	150	425
		777
Spain 1.5%
Gas Natural SDG SA	21	496
Red Electrica Corp. SA	26	536
		1,032
Sweden 0.7%
Svenska Handelsbanken AB - Class A	32	458
Switzerland 4.4%
Nestle SA	8	731
Novartis AG	9	721
Roche Holding AG	3	724
Swisscom AG	2	813
		2,989
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15	520
United Kingdom 14.0%
AstraZeneca Plc - ADR	26	895
BAE Systems Plc	104	862
British American Tobacco Plc	14	987
Diageo Plc	17	488
GlaxoSmithKline Plc	43	922
Imperial Brands Plc	26	1,188
National Grid Plc	76	948
	Shares/Par†	Value
Sky Plc	56	722
SSE Plc	29	551
Unilever Plc	13	710
Vodafone Group Plc	436	1,239
		9,512
United States of America 45.7%
AbbVie Inc.	11	781
Altria Group Inc.	15	1,133
Ameren Corp.	15	842
American Electric Power Co. Inc.	5	364
Arthur J Gallagher & Co.	7	409
AT&T Inc.	28	1,062
Automatic Data Processing Inc.	5	461
BlackRock Inc.	1	486
CenturyLink Inc. (a)	15	356
Cisco Systems Inc.	22	678
CME Group Inc.	3	371
Coca-Cola Co.	8	381
Dominion Energy Inc.	8	647
Dow Chemical Co.	14	871
Duke Energy Corp.	13	1,118
Eaton Corp. Plc	8	583
Emerson Electric Co.	8	503
Entergy Corp.	10	752
Enterprise Products Partners LP	26	698
Exxon Mobil Corp.	9	735
Intel Corp.	11	384
Iron Mountain Inc.	19	663
Johnson & Johnson	4	487
Kimberly-Clark Corp.	5	661
Lockheed Martin Corp.	2	426
McDonald's Corp.	4	686
Merck & Co. Inc.	8	530
Microsoft Corp.	5	367
Occidental Petroleum Corp.	12	692
People's United Financial Inc.	24	425
PepsiCo Inc.	4	440
Pfizer Inc.	26	867
Philip Morris International Inc.	9	1,001
PPL Corp.	31	1,198
Procter & Gamble Co.	6	504
Public Storage	2	407
QUALCOMM Inc.	16	887
Regal Entertainment Group - Class A	23	465
Reynolds American Inc.	13	850
Southern Co.	10	495
Texas Instruments Inc.	7	559
United Parcel Service Inc. - Class B	6	662
Verizon Communications Inc.	24	1,069
Waste Management Inc.	5	373
WEC Energy Group Inc.	15	931
Wells Fargo & Co.	8	469
Welltower Inc.	16	1,233
		30,962
Total Common Stocks (cost $61,511)		65,946
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (b) (c)	1,451	1,451
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 0.88% (b) (c)	1,017	1,017
Total Short Term Investments (cost $2,468)		2,468
Total Investments 100.9% (cost $63,979)		68,414
Other Assets and Liabilities, Net (0.9)%		(641)
Total Net Assets 100.0%		$67,773

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 100.0%
Consumer Discretionary 8.4%
AutoZone Inc. (a) (b)	4	$2,111
CBS Corp. - Class B (b)	44	2,781
Walt Disney Co. (b)	26	2,720
Whirlpool Corp. (b)	19	3,622
		11,234
Consumer Staples 3.9%
General Mills Inc. (b)	45	2,476
Mondelez International Inc. - Class A (b)	64	2,773
		5,249
Energy 10.5%
Chevron Corp.	34	3,589
Exxon Mobil Corp. (b)	32	2,591
Halliburton Co. (b)	83	3,554
Valero Energy Corp. (b)	65	4,371
		14,105
Financials 22.7%
American Express Co. (b)	55	4,675
Bank of America Corp. (b)	253	6,140
BlackRock Inc. (b)	11	4,520
Goldman Sachs Group Inc. (b)	23	5,148
JPMorgan Chase & Co. (b)	73	6,654
U.S. Bancorp (b)	65	3,380
		30,517
Health Care 16.3%
Allergan Plc (b)	23	5,688
Amgen Inc. (b)	15	2,618
Bristol-Myers Squibb Co. (b)	49	2,758
Medtronic Plc (b)	70	6,195
Pfizer Inc. (b)	137	4,599
		21,858
	Shares/Par†	Value
Industrials 15.2%
General Electric Co. (b)	134	3,633
Honeywell International Inc. (b)	43	5,758
Lockheed Martin Corp. (b)	11	2,915
Raytheon Co. (b)	33	5,377
United Parcel Service Inc. - Class B (b)	24	2,665
		20,348
Information Technology 16.4%
Apple Inc. (b)	39	5,602
Cisco Systems Inc. (b)	160	5,002
Intel Corp. (b)	113	3,819
Oracle Corp. (b)	101	5,044
QUALCOMM Inc. (b)	47	2,590
		22,057
Materials 4.9%
Dow Chemical Co. (b)	105	6,597
Telecommunication Services 1.7%
Verizon Communications Inc. (b)	50	2,229
Total Common Stocks (cost $118,538)		134,194
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	2,068	2,068
Total Short Term Investments (cost $2,068)		2,068
Total Investments 101.5% (cost $120,606)		136,262
Other Derivative Instruments (2.0)%		(2,712)
Other Assets and Liabilities, Net 0.5%		689
Total Net Assets 100.0%		$134,239

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Allergan Plc	Call	240.00	07/21/17	232	$(135)
Allergan Plc	Call	250.00	07/21/17	2	—
American Express Co.	Call	80.00	07/21/17	440	(199)
American Express Co.	Call	80.00	07/21/17	115	(52)
Amgen Inc.	Call	155.00	07/21/17	152	(272)
Apple Inc.	Call	150.00	07/21/17	389	(25)
AutoZone Inc.	Call	620.00	07/21/17	37	(5)
Bank of America Corp.	Call	25.00	07/21/17	1,906	(53)
Bank of America Corp.	Call	24.00	07/21/17	19	(1)
Bank of America Corp.	Call	25.50	08/11/17	606	(19)
BlackRock Inc.	Call	390.00	10/20/17	107	(426)
Bristol-Myers Squibb Co.	Call	60.00	09/15/17	6	(1)
Bristol-Myers Squibb Co.	Call	60.00	09/15/17	17	(2)
Bristol-Myers Squibb Co.	Call	60.00	09/15/17	472	(47)
CBS Corp.	Call	67.50	12/15/17	6	(2)
CBS Corp.	Call	67.50	12/15/17	430	(106)
Cisco Systems Inc.	Call	32.00	07/14/17	1,598	(11)
Dow Chemical Co.	Call	64.50	07/28/17	1,032	(74)
Dow Chemical Co.	Call	64.50	07/28/17	14	(1)
Exxon Mobil Corp.	Call	87.50	01/19/18	301	(29)
Exxon Mobil Corp.	Call	85.00	01/19/18	16	(3)
Exxon Mobil Corp.	Call	85.00	01/19/18	4	(1)
General Electric Co.	Call	29.50	07/14/17	1,303	(1)
General Electric Co.	Call	28.00	07/21/17	42	(1)
General Mills Inc.	Call	57.50	07/21/17	436	(9)
General Mills Inc.	Call	57.50	07/21/17	6	—
General Mills Inc.	Call	57.50	07/21/17	5	—
Goldman Sachs Group Inc.	Call	230.00	07/21/17	3	(1)
Halliburton Co.	Call	45.00	10/20/17	821	(129)
Halliburton Co.	Call	45.00	10/20/17	11	(2)
Honeywell International Inc.	Call	135.00	07/21/17	2	—
Honeywell International Inc.	Call	135.00	07/21/17	430	(54)
Intel Corp.	Call	35.00	07/28/17	14	(1)
Intel Corp.	Call	34.00	09/15/17	1,118	(123)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
JPMorgan Chase & Co.	Call	95.00	08/18/17	74	(6)
JPMorgan Chase & Co.	Call	95.00	12/15/17	654	(182)
Lockheed Martin Corp.	Call	280.00	07/21/17	104	(25)
Lockheed Martin Corp.	Call	280.00	07/21/17	1	—
Medtronic Plc	Call	87.50	07/21/17	685	(116)
Medtronic Plc	Call	90.00	08/18/17	13	(2)
Mondelez International Inc.	Call	45.50	07/21/17	634	(12)
Mondelez International Inc.	Call	45.50	07/21/17	8	—
Oracle Corp.	Call	52.50	08/04/17	886	(15)
Oracle Corp.	Call	52.50	08/04/17	13	—
Oracle Corp.	Call	52.50	08/04/17	107	(2)
Pfizer Inc.	Call	34.50	07/28/17	8	—
Pfizer Inc.	Call	34.50	07/28/17	1,361	(19)
QUALCOMM Inc.	Call	55.50	07/21/17	469	(71)
Raytheon Co.	Call	165.00	08/18/17	332	(81)
Raytheon Co.	Call	165.00	08/18/17	1	—
United Parcel Service Inc.	Call	111.00	07/21/17	4	(1)
United Parcel Service Inc.	Call	111.00	07/21/17	237	(30)
US Bancorp	Call	52.50	07/21/17	651	(46)
Valero Energy Corp.	Call	67.50	07/21/17	9	(1)
Valero Energy Corp.	Call	67.50	08/18/17	639	(130)
Verizon Communications Inc.	Call	47.00	07/21/17	499	(2)
Walt Disney Co.	Call	107.00	07/14/17	256	(15)
Whirlpool Corp.	Call	190.00	09/15/17	1	(1)
Whirlpool Corp.	Call	190.00	09/15/17	188	(170)
					$(2,712)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	17,747	$2,655
Options written during the period	108,332	11,611
Options closed during the period	(86,983)	(9,926)
Options exercised during the period	(724)	(124)
Options expired during the period	(18,446)	(1,592)
Options outstanding at June 30, 2017	19,926	$2,625

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 96.5%
Australia 0.4%
Caltex Australia Ltd.	8	$192
Belgium 1.6%
Anheuser-Busch InBev NV	8	861
Canada 4.7%
Bombardier Inc. - Class B (a)	172	313
CAE Inc.	35	598
National Bank of Canada	20	846
Suncor Energy Inc.	26	763
		2,520
Denmark 2.5%
Carlsberg A/S - Class B	13	1,342
Finland 3.9%
Sampo Oyj - Class A	41	2,109
France 8.6%
Elior	28	822
Faurecia	14	701
Iliad SA	—	90
Ubisoft Entertainment SA (a)	12	671
Valeo SA	20	1,385
Vivendi SA	43	955
		4,624
Germany 1.4%
Fresenius SE & Co. KGaA	9	772
Hong Kong 2.6%
AIA Group Ltd.	188	1,379
Ireland 6.7%
Accenture Plc - Class A	8	962
CRH Plc	21	755
Kerry Group Plc - Class A	7	597
Medtronic Plc	11	1,014
Permanent TSB Group Holdings Plc (a) (b)	85	269
		3,597
Israel 2.7%
Frutarom Industries Ltd.	8	536
Israel Discount Bank Ltd. - Class A (a)	350	923
		1,459
Italy 3.4%
Banca Mediolanum SpA	76	632
Unicredit SpA (a)	65	1,214
		1,846
Japan 18.3%
AEON Financial Service Co. Ltd.	53	1,117
CyberAgent Inc.	23	720
Daiwa House Industry Co. Ltd.	66	2,268
Don Quijote Holdings Co. Ltd.	37	1,409
Fanuc Ltd.	6	1,083
Kao Corp.	12	693
Makita Corp.	25	937
Shimano Inc.	4	666
Tokyo Electron Ltd.	7	965
		9,858
	Shares/Par†	Value
Luxembourg 0.6%
ArcelorMittal (a)	14	326
Netherlands 1.4%
Wolters Kluwer NV	18	766
New Zealand 2.2%
Z Energy Ltd.	204	1,181
Norway 2.7%
Europris ASA	66	284
Statoil ASA	70	1,158
		1,442
Singapore 1.6%
DBS Group Holdings Ltd.	58	868
Sweden 4.3%
Assa Abloy AB - Class B	29	640
Hexagon AB - Class B	13	600
Saab AB - Class B	9	442
Swedbank AB - Class A	27	666
		2,348
Switzerland 1.4%
Cie Financiere Richemont SA	9	752
United Kingdom 25.5%
Aon Plc - Class A	8	1,122
Ashtead Group Plc	18	371
Associated British Foods Plc	21	795
British American Tobacco Plc	27	1,864
Coca-Cola European Partners Plc	20	829
Compass Group Plc	43	909
ConvaTec Group Plc (a)	153	635
Diageo Plc	39	1,156
Informa Plc	153	1,340
London Stock Exchange Group Plc	24	1,123
Rentokil Initial Plc	177	632
Shire Plc	27	1,493
Spire Healthcare Group Plc	141	599
Worldpay Group Plc	221	908
		13,776
Total Common Stocks (cost $45,947)		52,018
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	2,063	2,063
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	271	271
Total Short Term Investments (cost $2,334)		2,334
Total Investments 100.8% (cost $48,281)		54,352
Other Assets and Liabilities, Net (0.8)%		(441)
Total Net Assets 100.0%		$53,911

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
CAD/USD	SSB	07/05/17	CAD	22	$17	$—
JPY/USD	SSB	07/03/17	JPY	26,844	239	—
SGD/USD	SSB	07/03/17	SGD	49	35	—
USD/AUD	SSB	07/05/17	AUD	(19)	(15)	—
USD/CAD	SSB	07/05/17	CAD	(2)	(1)	—
					$275	$—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.2%
U.S. Government Agency Obligations 40.2%
Federal Farm Credit Bank
1.17%, 08/01/17 (a) (b)	7,000	$7,002
1.12%, 08/04/17 (a) (b)	1,900	1,900
2.00%, 08/15/17 (b)	2,000	2,002
1.13%, 09/22/17 (b)	4,000	3,998
1.00%, 09/25/17 (b)	1,676	1,675
0.67%, 10/18/17 (b)	1,830	1,827
Federal Home Loan Bank
2.25%, 09/08/17 (b)	1,205	1,207
1.55%, 10/12/17 (b)	2,600	2,603
0.75%, 12/08/17 (b)	1,845	1,841
2.13%, 12/08/17 (b)	5,415	5,435
5.00%, 11/17/17 - 12/08/17 (b)	7,885	8,004
Federal Home Loan Mortgage Corp.
1.00%, 07/28/17 (b)	4,575	4,575
5.50%, 08/23/17 (b)	6,830	6,873
1.00%, 12/15/17 - 12/29/17 (b)	8,500	8,493
Federal National Mortgage Association
0.88%, 08/28/17 (b)	2,545	2,544
Total Government And Agency Obligations (cost $60,007)		59,979
SHORT TERM INVESTMENTS 61.8%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	7,139	7,139
	Shares/Par†	Value
Securities Lending Collateral 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (d)	3,605	3,605
Treasury Securities 43.4%
U.S. Treasury Bill
0.91%, 08/03/17 (e)	30,000	29,975
1.00%, 09/14/17	34,999	34,932
		64,907
U.S. Government Agency Obligations 11.2%
Federal National Mortgage Association
1.00%, 07/26/17 - 09/06/17 (b)	12,750	12,730
1.03%, 10/02/17 (b)	4,000	3,989
		16,719
Total Short Term Investments (cost $92,365)		92,370
Total Investments 102.0% (cost $152,372)		152,349
Other Derivative Instruments 0.4%		526
Other Assets and Liabilities, Net (2.4)%		(3,536)
Total Net Assets 100.0%		$149,339

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(e) All or portion of the security was on loan.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	08/02/17	AUD	11,966	$9,193	$102
AUD/USD	GSC	08/02/17	AUD	4,549	3,495	130
AUD/USD	RBC	08/02/17	AUD	1,726	1,326	43
AUD/USD	SGB	08/02/17	AUD	20,960	16,103	649
AUD/USD	SSB	08/02/17	AUD	39,048	29,999	845
CAD/USD	CIT	08/02/17	CAD	2,037	1,572	59
CAD/USD	RBC	08/02/17	CAD	5,992	4,624	107
CAD/USD	SGB	08/02/17	CAD	109,785	84,710	4,603
CAD/USD	SSB	08/02/17	CAD	61,421	47,390	2,069
CHF/USD	GSC	08/02/17	CHF	5,754	6,014	191
CHF/USD	RBC	08/02/17	CHF	628	657	10
CHF/USD	SSB	08/02/17	CHF	81,768	85,443	2,672
EUR/USD	CIT	08/02/17	EUR	7,004	8,014	225
EUR/USD	GSC	08/02/17	EUR	25,904	29,635	1,067
EUR/USD	RBC	08/02/17	EUR	19,826	22,679	762
EUR/USD	SGB	08/02/17	EUR	119	136	6
EUR/USD	SSB	08/02/17	EUR	26,950	30,832	1,003
GBP/USD	CIT	08/02/17	GBP	13,328	17,376	188
GBP/USD	GSC	08/02/17	GBP	2,074	2,703	20
GBP/USD	RBC	08/02/17	GBP	34,038	44,378	345
GBP/USD	SGB	08/02/17	GBP	6,056	7,896	41
GBP/USD	SSB	08/02/17	GBP	23,060	30,065	430
JPY/USD	CIT	08/02/17	JPY	1,994,250	17,754	125
JPY/USD	GSC	08/02/17	JPY	626,604	5,579	(66)
JPY/USD	GSC	08/02/17	JPY	427,840	3,809	31
JPY/USD	RBC	08/02/17	JPY	1,274,504	11,346	(162)
JPY/USD	SSB	08/02/17	JPY	3,407,408	30,335	(271)
JPY/USD	SSB	08/02/17	JPY	1,808,689	16,103	168
MXN/USD	GSC	08/02/17	MXN	123,493	6,770	347
MXN/USD	RBC	08/02/17	MXN	20,458	1,122	57
NOK/USD	GSC	08/02/17	NOK	61,812	7,409	167
NOK/USD	RBC	08/02/17	NOK	108,634	13,020	350
NOK/USD	SGB	08/02/17	NOK	203,049	24,337	839
NOK/USD	SSB	08/02/17	NOK	6,598	791	(3)
NOK/USD	SSB	08/02/17	NOK	309,868	37,138	962
NZD/USD	CIT	08/02/17	NZD	864	633	1
NZD/USD	GSC	08/02/17	NZD	21,252	15,565	954
NZD/USD	RBC	08/02/17	NZD	29,893	21,894	983
NZD/USD	SSB	08/02/17	NZD	75,073	54,983	2,890
SEK/USD	CIT	08/02/17	SEK	51,763	6,155	182
SEK/USD	GSC	08/02/17	SEK	102,698	12,211	529
SEK/USD	RBC	08/02/17	SEK	362,472	43,101	1,831
SEK/USD	SSB	08/02/17	SEK	95,282	11,329	462
USD/AUD	CIT	08/02/17	AUD	(1,342)	(1,031)	(10)
USD/AUD	GSC	08/02/17	AUD	(4,550)	(3,495)	(124)
USD/AUD	RBC	08/02/17	AUD	(16,969)	(13,037)	(212)
USD/AUD	SSB	08/02/17	AUD	(82,777)	(63,598)	(2,134)
USD/CAD	CIT	08/02/17	CAD	(27,150)	(20,949)	(975)
USD/CAD	GSC	08/02/17	CAD	(50,677)	(39,102)	(2,012)
USD/CAD	RBC	08/02/17	CAD	(61,332)	(47,324)	(2,327)
USD/CAD	SSB	08/02/17	CAD	(15,487)	(11,949)	(494)
USD/CHF	CIT	08/02/17	CHF	(5,008)	(5,233)	(166)
USD/CHF	CIT	08/02/17	CHF	(1,471)	(1,537)	1
USD/CHF	GSC	08/02/17	CHF	(11,594)	(12,115)	(292)
USD/CHF	RBC	08/02/17	CHF	(40,046)	(41,847)	(1,312)
USD/CHF	SGB	08/02/17	CHF	(69,273)	(72,388)	(2,635)
USD/CHF	SSB	08/02/17	CHF	(15,162)	(15,843)	(417)
USD/EUR	CIT	08/02/17	EUR	(1,791)	(2,049)	(3)
USD/EUR	GSC	08/02/17	EUR	(9,247)	(10,577)	(338)
USD/EUR	RBC	08/02/17	EUR	(1,553)	(1,776)	(24)
USD/EUR	SSB	08/02/17	EUR	(64,083)	(73,310)	(2,577)
USD/GBP	CIT	08/02/17	GBP	(646)	(842)	(8)
USD/GBP	GSC	08/02/17	GBP	(2,349)	(3,063)	(22)
USD/GBP	SSB	08/02/17	GBP	(55,539)	(72,409)	(364)
USD/GBP	SSB	08/02/17	GBP	(3,258)	(4,247)	7
USD/JPY	CIT	08/02/17	JPY	(1,419,991)	(12,642)	144
USD/JPY	GSC	08/02/17	JPY	(369,820)	(3,292)	5
USD/JPY	RBC	08/02/17	JPY	(523,872)	(4,664)	100
USD/JPY	SGB	08/02/17	JPY	(1,428,258)	(12,715)	(16)
USD/JPY	SSB	08/02/17	JPY	(2,395,403)	(21,325)	396
USD/KRW	GSC	08/02/17	KRW	(6,827,148)	(5,970)	26
USD/MXN	SSB	08/02/17	MXN	(144,033)	(7,896)	(408)
USD/NOK	CIT	08/02/17	NOK	(17,766)	(2,129)	(69)
USD/NOK	GSC	08/02/17	NOK	(263,219)	(31,548)	(938)
USD/NOK	RBC	08/02/17	NOK	(53,332)	(6,392)	(146)
USD/NOK	SSB	08/02/17	NOK	(169,858)	(20,360)	(363)
USD/NOK	SSB	08/02/17	NOK	(11,117)	(1,332)	2
USD/NZD	CIT	08/02/17	NZD	(9,106)	(6,670)	(235)
USD/NZD	GSC	08/02/17	NZD	(22,156)	(16,226)	(408)
USD/NZD	RBC	08/02/17	NZD	(18,693)	(13,692)	(273)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/NZD	SGB	08/02/17	NZD	(76,556)	(56,069)	(3,313)
USD/NZD	SSB	08/02/17	NZD	(48,452)	(35,484)	(1,262)
USD/SEK	CIT	08/02/17	SEK	(28,394)	(3,376)	(37)
USD/SEK	GSC	08/02/17	SEK	(43,170)	(5,133)	(222)
USD/SEK	RBC	08/02/17	SEK	(10,626)	(1,264)	(37)
USD/SEK	SGB	08/02/17	SEK	(144,121)	(17,137)	(764)
USD/SEK	SSB	08/02/17	SEK	(253,190)	(30,107)	(1,161)
					$(7,520)	$526

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.6%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	240	$240
BMW Vehicle Lease Trust
Series 2017-A2-1, 1.64%, 11/20/18	230	230
BMW Vehicle Owner Trust
Series 2016-A2A-A, 0.99%, 03/26/18	302	302
Citibank Credit Card Issuance Trust
Series 2017-A1-A1, 1.46%, 01/17/19 (b)	325	326
Ford Credit Auto Owner Trust
Series 2017-A2A-A, 1.33%, 09/15/18	165	165
Huntington Auto Trust
Series 2016-A2-1, 1.29%, 04/16/18	174	174
Toyota Auto Receivables Owner Trust
Series 2016-A2A-D, 1.06%, 05/15/19	107	107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,544)		1,544
CORPORATE BONDS AND NOTES 48.7%
Consumer Discretionary 1.9%
NBCUniversal Enterprise Inc.
1.84%, 04/15/18 (b) (c)	275	276
Consumer Staples 1.8%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	95	95
1.86%, 08/01/18 (b)	160	161
		256
Energy 5.6%
BP Capital Markets Plc
1.53%, 08/14/18 (b)	130	130
Chevron Corp.
1.68%, 05/16/18 (b)	385	386
Enterprise Products Operating LLC
6.30%, 09/15/17	290	293
		809
Financials 24.2%
Bank of America Corp.
2.02%, 04/01/19 (b)	260	263
Berkshire Hathaway Finance Corp.
1.94%, 03/15/19 (b)	240	242
Citigroup Inc.
1.95%, 01/10/20 (b)	235	236
ERAC USA Finance LLC
6.38%, 10/15/17 (c)	185	187
General Electric Capital Corp.
1.86%, 04/02/18 (b)	235	236
Goldman Sachs Group Inc.
2.20%, 04/25/19 (b)	215	217
John Deere Capital Corp.
1.58%, 06/22/20 (b)	245	245
JPMorgan Chase & Co.
2.11%, 01/23/20 (b)	300	305
Moody's Corp.
1.57%, 09/04/18 (b)	155	155
Morgan Stanley
1.98%, 02/14/20 (b)	325	326
Principal Life Global Funding II
1.47%, 05/21/18 (b) (c)	160	160
Toyota Motor Credit Corp.
2.00%, 02/19/19 (b)	185	187
1.42%, 04/17/20 (b)	205	205
	Shares/Par†	Value
Wells Fargo & Co.
1.85%, 01/30/20 (b)	260	262
Westpac Banking Corp.
1.65%, 03/06/20 (b)	285	285
		3,511
Health Care 2.3%
AstraZeneca Plc
5.90%, 09/15/17	175	177
Johnson & Johnson
1.47%, 03/01/19 (b)	160	161
		338
Information Technology 5.9%
Apple Inc.
2.01%, 02/22/19 (b)	475	481
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	62	62
QUALCOMM Inc.
1.44%, 05/18/18 (b)	65	65
1.56%, 05/20/19 (b)	65	65
Total Capital International SA
1.75%, 08/10/18 (b)	175	176
		849
Telecommunication Services 3.3%
AT&T Inc.
2.11%, 11/27/18 (b)	240	242
Verizon Communications Inc.
2.99%, 09/14/18 (b)	229	233
		475
Utilities 3.7%
Duke Energy Progress LLC
1.37%, 11/20/17 (b)	280	280
Virginia Electric & Power Co.
5.95%, 09/15/17	260	262
		542
Total Corporate Bonds And Notes (cost $7,044)		7,056
SHORT TERM INVESTMENTS 38.2%
Investment Companies 16.9%
JNL Government Money Market Fund - Institutional Class, 0.88% (d) (e) (f)	2,445	2,445
Treasury Securities 21.3%
U.S. Treasury Bill
0.90%, 08/10/17	1,500	1,499
1.00%, 09/14/17	500	499
0.89%, 09/28/17 (f) (g)	1,100	1,097
		3,095
Total Short Term Investments (cost $5,540)		5,540
Total Investments 97.5% (cost $14,128)		14,140
Other Derivative Instruments 2.4%		342
Other Assets and Liabilities, Net 0.1%		23
Total Net Assets 100.0%		$14,505

(a) Consolidated Schedule of Investments.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $623 and 4.3%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(f) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

(g) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Brent Crude Oil ‡	19	December 2017	1,013	$21	$(71)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Cocoa ‡	9	September 2017	169	7	5
Coffee 'C' ‡	4	September 2017	198	(1)	(9)
Copper ‡	9	September 2017	580	3	30
Corn ‡	59	September 2017	1,106	34	18
Cotton No. 2 ‡	11	December 2017	397	7	(19)
Feeder Cattle ‡	3	August 2017	198	1	24
Gold 100 oz. ‡	9	December 2017	1,146	(3)	(21)
KCBT Wheat ‡	19	September 2017	429	28	74
Lean Hogs ‡	16	October 2017	423	12	28
Live Cattle ‡	7	August 2017	329	(1)	(4)
LME Aluminum ‡	7	September 2017	336	—	—
LME Lead ‡	8	September 2017	419	39	39
LME Nickel ‡	9	September 2017	478	29	29
LME Zinc ‡	7	September 2017	454	29	29
Low Sulphur Gas Oil ‡	10	August 2017	436	2	—
Natural Gas ‡	12	October 2017	397	(1)	(30)
NY Harbor ULSD ‡	14	December 2017	956	18	(64)
Platinum ‡	15	October 2017	713	2	(18)
RBOB Gasoline ‡	17	December 2017	1,032	24	(50)
Silver ‡	6	December 2017	528	(1)	(26)
Soybean ‡	9	November 2017	413	14	17
Soybean Meal ‡	17	August 2017	508	17	12
Soybean Oil ‡	11	December 2017	211	3	9
Sugar #11 (World Markets) ‡	11	October 2017	184	4	(14)
Wheat ‡	17	September 2017	377	26	70
WTI Crude Oil ‡	18	December 2017	927	19	(80)
				$332	$(22)

‡ All or a portion of the derivative instrument is held in the respective subsidiary.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Nicholas Convertible Arbitrage Fund
COMMON STOCKS 0.6%
Health Care 0.6%
Incyte Corp. (a)	12	$1,557
Total Common Stocks (cost $980)		1,557
PREFERRED STOCKS 3.7%
Health Care 1.9%
Allergan Plc, 5.50%, 03/01/18 (b)	3	2,969
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (b)	39	2,155
		5,124
Industrials 1.1%
Rexnord Corp. - Series A, 5.75%, 11/15/19 (b)	56	3,056
Information Technology 0.7%
Belden Inc. - Series B, 6.75%, 07/15/19 (b)	19	1,974
Total Preferred Stocks (cost $10,395)		10,154
CORPORATE BONDS AND NOTES 94.1%
Consumer Discretionary 10.6%
Ctrip.com International Ltd.
1.25%, 09/15/22 (b) (c) (d)	7,785	8,391
DISH Network Corp.
3.38%, 08/15/26 (b) (d)	4,175	5,063
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (b) (d)	1,135	1,207
Liberty Interactive LLC
1.75%, 09/30/46 (b) (d)	6,170	7,081
Liberty Media Corp.
1.38%, 10/15/23 (b)	3,580	4,217
Tesla Inc.
2.38%, 03/15/22 (b)	2,725	3,431
		29,390
Energy 8.2%
Cheniere Energy Inc.
4.25%, 03/15/45 (b)	4,130	2,845
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (b) (c) (d)	1,470	1,126
Nabors Industries Inc.
0.75%, 01/15/24 (b) (d)	5,500	4,397
Oasis Petroleum Inc.
2.63%, 09/15/23 (b)	1,385	1,357
PDC Energy Inc.
1.13%, 09/15/21 (b)	4,145	3,772
Scorpio Tankers Inc.
2.38%, 07/01/19 (b) (d)	6,595	5,890
Weatherford International Ltd.
5.88%, 07/01/21 (b)	3,250	3,287
		22,674
Financials 5.5%
EZCORP Inc.
2.88%, 07/01/24 (b) (d)	1,265	1,293
LendingTree Inc.
0.63%, 06/01/22 (b) (d)	1,960	2,138
MGIC Investment Corp.
9.00%, 04/01/63 (b) (d)	1,680	2,183
PRA Group Inc.
3.50%, 06/01/23 (b) (d)	9,210	9,694
		15,308
Health Care 14.8%
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20 (b) (c)	6,100	7,267
Dermira Inc.
3.00%, 05/15/22 (b) (d)	2,905	3,203
Flexion Therapeutics Inc.
3.38%, 05/01/24 (b) (d)	1,145	1,201
Hologic Inc.
0.00%, 12/15/43 (b) (c) (e)	3,140	3,990
Horizon Pharma Investment Ltd.
2.50%, 03/15/22 (b) (c)	5,170	4,478
Jazz Investments I Ltd.
1.88%, 08/15/21 (b)	3,820	4,214
	Shares/Par†	Value
Nevro Corp.
1.75%, 06/01/21 (b)	4,650	5,028
Repligen Corp.
2.13%, 06/01/21 (b)	2,400	3,454
Spectranetics Corp.
2.63%, 06/01/34 (b)	3,000	4,062
Teladoc Inc.
3.00%, 12/15/22 (b) (d)	955	1,008
Tesaro Inc.
3.00%, 10/01/21 (b)	720	2,912
		40,817
Industrials 9.4%
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (b)	1,965	2,149
Dycom Industries Inc.
0.75%, 09/15/21 (b) (c)	8,235	9,530
Echo Global Logistics Inc.
2.50%, 05/01/20 (b) (c)	5,830	5,547
Greenbrier Cos. Inc.
2.88%, 02/01/24 (b) (d)	5,290	5,680
Trinity Industries Inc.
3.88%, 06/01/36 (b)	2,500	3,146
		26,052
Information Technology 43.5%
Advanced Micro Devices Inc.
2.13%, 09/01/26 (b)	2,175	3,821
Blackhawk Network Holdings Inc.
1.50%, 01/15/22 (b) (c) (d)	7,395	8,292
Ciena Corp.
3.75%, 10/15/18 (b) (c) (d)	5,500	7,406
Cypress Semiconductor Corp.
4.50%, 01/15/22 (b) (d)	1,600	1,959
Electronics For Imaging Inc.
0.75%, 09/01/19 (b) (c)	6,440	6,904
Euronet Worldwide Inc.
1.50%, 10/01/44 (b) (c)	5,110	6,549
Finisar Corp.
0.50%, 12/15/36 (b)	5,850	5,753
HubSpot Inc.
0.25%, 06/01/22 (b) (d)	2,150	2,079
Inphi Corp.
1.13%, 12/01/20 (b)	4,620	5,195
Integrated Device Technology Inc.
0.88%, 11/15/22 (b) (c)	4,178	4,448
Intel Corp.
3.48%, 12/15/35 (b)	5,155	6,733
j2 Global Inc.
3.25%, 06/15/29 (b)	3,405	4,663
Lumentum Holdings Inc.
0.25%, 03/15/24 (b) (d)	2,675	3,142
Microchip Technology Inc.
1.63%, 02/15/27 (b) (d)	5,410	5,689
Palo Alto Networks Inc.
0.00%, 07/01/19 (b) (f)	4,670	6,117
Pandora Media Inc.
1.75%, 12/01/20 (b)	4,700	4,446
Proofpoint Inc.
0.75%, 06/15/20 (b)	6,640	8,255
Salesforce.com Inc.
0.25%, 04/01/18 (b)	7,955	10,334
ServiceNow Inc.
0.00%, 06/01/22 (b) (d) (f)	925	945
Square Inc.
0.38%, 03/01/22 (b) (d)	4,035	4,940
Yahoo! Inc.
0.00%, 12/01/18 (b) (f)	5,795	6,596
Zillow Group Inc.
2.00%, 12/01/21 (b) (d)	5,015	5,844
		120,110
Materials 2.1%
Allegheny Technologies Inc.
4.75%, 07/01/22 (b)	1,850	2,635

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Cemex SAB de CV
3.75%, 03/15/18 (b)	2,730	3,238
		5,873
Total Corporate Bonds And Notes (cost $246,848)		260,224
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (g) (h)	13,347	13,347
Total Short Term Investments (cost $13,347)		13,347
Total Investments 103.2% (cost $271,570)		285,282
Total Securities Sold Short (42.2)% (proceeds $110,244)		(116,781)
Other Assets and Liabilities, Net 39.0%		107,931
Total Net Assets 100.0%		$276,432

(a) Non-income producing security.

(b) Convertible security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $99,851 and 36.1%, respectively.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (42.2%)
COMMON STOCKS (40.3%)
Consumer Discretionary (4.5%)
Charter Communications Inc. - Class A	(8)	$(2,735)
Ctrip.com International Ltd. - ADR	(48)	(2,584)
DISH Network Corp. - Class A	(45)	(2,812)
Expedia Inc.	(1)	(149)
Sirius XM Holdings Inc.	(350)	(1,917)
Tesla Inc.	(6)	(2,242)
		(12,439)
Energy (1.7%)
Cheniere Energy Inc.	(10)	(509)
Ensco Plc - Class A	(55)	(281)
Nabors Industries Ltd.	(98)	(800)
Oasis Petroleum Inc.	(64)	(511)
PDC Energy Inc.	(24)	(1,050)
Scorpio Tankers Inc.	(142)	(565)
Weatherford International Plc	(252)	(975)
		(4,691)
Financials (2.1%)
Ezcorp Inc. - Class A	(20)	(154)
LendingTree Inc.	(6)	(982)
PRA Group Inc.	(126)	(4,775)
		(5,911)
Health Care (5.6%)
Allergan Plc	(5)	(1,319)
Becton Dickinson & Co.	(4)	(702)
BioMarin Pharmaceutical Inc.	(29)	(2,649)
Dermira Inc.	(46)	(1,335)
Flexion Therapeutics Inc.	(14)	(283)
Hologic Inc.	(8)	(368)
Horizon Pharma Plc	(70)	(831)
Jazz Pharmaceuticals Plc	(8)	(1,197)
Nevro Corp.	(31)	(2,333)
Repligen Corp.	(45)	(1,863)
Teladoc Inc.	(8)	(260)
TESARO Inc.	(16)	(2,238)
		(15,378)
Industrials (4.6%)
Atlas Air Worldwide Holdings Inc.	(21)	(1,085)
Dycom Industries Inc.	(49)	(4,391)
Echo Global Logistics Inc.	(55)	(1,097)
Greenbrier Cos. Inc.	(48)	(2,234)
Rexnord Corp.	(79)	(1,833)
Trinity Industries Inc.	(71)	(1,985)
		(12,625)
Information Technology (20.8%)
Advanced Micro Devices Inc.	(232)	(2,902)
Belden Inc.	(16)	(1,169)
Blackhawk Network Holdings Inc.	(67)	(2,930)
Ciena Corp.	(177)	(4,436)
Cypress Semiconductor Corp.	(70)	(956)
Electronics for Imaging Inc.	(61)	(2,890)
Euronet Worldwide Inc.	(47)	(4,098)
Finisar Corp.	(48)	(1,255)
HubSpot Inc.	(11)	(746)
	Shares/Par†	Value
Inphi Corp.	(69)	(2,367)
Integrated Device Technology Inc.	(66)	(1,694)
Intel Corp.	(113)	(3,809)
j2 Global Inc.	(34)	(2,916)
Lumentum Holdings Inc.	(31)	(1,763)
Microchip Technology Inc.	(43)	(3,339)
Palo Alto Networks Inc.	(25)	(3,401)
Pandora Media Inc.	(50)	(446)
Proofpoint Inc.	(45)	(3,907)
Salesforce.com Inc.	(86)	(7,469)
ServiceNow Inc.	(3)	(329)
Square Inc. - Class A	(100)	(2,351)
Zillow Group Inc. - Class C	(48)	(2,348)
		(57,521)
Materials (1.0%)
Allegheny Technologies Inc.	(100)	(1,699)
Cemex SAB de CV - ADR	(125)	(1,176)
		(2,875)
Total Common Stocks (proceeds $105,024)		(111,440)
INVESTMENT COMPANIES (1.9%)
Altaba Inc.	(27)	(1,476)
iShares 1-3 Year Treasury Bond ETF	(23)	(1,920)
iShares 7-10 Year Treasury Bond Fund ETF	(18)	(1,945)
Total Investment Companies (proceeds $5,220)		(5,341)
Total Securities Sold Short (42.2%) (proceeds $110,244)		$(116,781)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PIMCO Credit Income Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 1.36%, 12/25/36 (a)	154	146
Series 2007-3A3A-10, REMIC, 3.84%, 09/25/37 (a)	33	27
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	46	50
Series 2012-B-2, 5.50%, 10/29/20	136	142
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (b) (c)	300	306
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 1.49%, 07/25/36 (a)	300	249
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	91	94
Series 2016-A-1, 3.45%, 07/07/28	1,000	1,012
Series 2016-A-2, 3.10%, 10/07/28	1,000	969
Other Securities		5,814
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,655)		8,809
CORPORATE BONDS AND NOTES 81.5%
Consumer Discretionary 6.1%
Charter Communications Operating LLC
4.46%, 07/23/22	500	533
4.91%, 07/23/25	1,875	2,023
3.75%, 02/15/28 (b) (c)	1,000	983
6.38%, 10/23/35	538	641
6.48%, 10/23/45	300	361
Comcast Corp.
3.00%, 02/01/24	800	811
4.60%, 08/15/45	400	437
3.40%, 07/15/46	1,200	1,092
Wynn Las Vegas LLC
4.25%, 05/30/23 (d)	1,050	1,056
5.25%, 05/15/27 (d)	200	205
Wynn Macau Ltd.
5.25%, 10/15/21 (d)	2,100	2,161
Other Securities		16,131
		26,434
Consumer Staples 2.1%
Other Securities		8,974
Energy 8.4%
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	725
El Paso Corp.
7.25%, 06/01/18	700	733
6.50%, 09/15/20	200	223
Energy Transfer Partners LP
4.65%, 06/01/21	400	422
4.20%, 04/15/27	100	100
4.90%, 03/15/35	554	541
6.05%, 06/01/41	100	106
6.50%, 02/01/42	100	111
5.30%, 04/15/47	600	595
Enterprise Products Operating LLC
3.90%, 02/15/24	100	104
3.75%, 02/15/25	400	412
3.70%, 02/15/26	1,000	1,018
3.95%, 02/15/27 (e)	500	518
5.70%, 02/15/42	100	116
4.45%, 02/15/43	700	700
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	512
3.45%, 02/15/23	400	402
4.30%, 05/01/24	300	310
4.25%, 09/01/24	100	103
6.95%, 01/15/38	700	840
Kinder Morgan Inc.
5.30%, 12/01/34	100	103
Petroleos Mexicanos
3.50%, 07/18/18	1,600	1,619
	Shares/Par†	Value
8.00%, 05/03/19	400	437
4.88%, 01/24/22	100	103
Plains All American Pipeline LP
6.50%, 05/01/18	100	104
8.75%, 05/01/19	800	888
2.60%, 12/15/19	100	100
3.85%, 10/15/23	100	101
3.60%, 11/01/24	100	97
4.65%, 10/15/25	200	205
4.50%, 12/15/26	1,100	1,114
Regency Energy Partners LP
5.75%, 09/01/20	200	216
5.88%, 03/01/22	1,000	1,101
5.00%, 10/01/22	300	322
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	100	109
6.25%, 03/15/22	300	341
5.63%, 04/15/23	900	1,004
5.75%, 05/15/24	700	780
5.63%, 03/01/25	525	579
5.88%, 06/30/26	500	560
Other Securities		17,837
		36,311
Financials 38.0%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	308
4.25%, 07/01/20	500	523
4.63%, 10/30/20	200	212
4.50%, 05/15/21	600	636
3.95%, 02/01/22	400	417
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (g)	200	236
8.88%, (callable at 100 beginning 04/14/21), EUR (g)	1,600	2,091
Bank of America Corp.
2.65%, 04/01/19	100	101
2.25%, 04/21/20	300	300
2.15%, 11/09/20	3,900	3,882
4.10%, 07/24/23	1,475	1,558
3.88%, 08/01/25	600	620
3.50%, 04/19/26	1,300	1,305
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	404
3.00%, 02/24/25	500	499
2.80%, 05/04/26	1,800	1,759
Barclays Bank Plc
7.63%, 11/21/22	2,400	2,746
7.75%, 04/10/23 (a)	775	805
Barclays Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (g)	200	236
2.78%, 01/10/23 (a)	900	918
4.84%, 05/09/28	1,000	1,022
Citigroup Inc.
2.36%, 08/02/21 (a)	1,000	1,016
2.28%, 05/17/24 (a)	800	799
3.40%, 05/01/26	2,600	2,571
3.20%, 10/21/26	600	582
Cooperatieve Rabobank U.A.
6.62%, (callable at 100 beginning 06/29/21), EUR (g)	1,400	1,776
3.75%, 07/21/26	1,000	1,001
Credit Suisse
1.70%, 04/27/18	1,000	1,000
Credit Suisse AG
3.00%, 10/29/21	300	306
6.50%, 08/08/23	300	337
6.50%, 08/08/23 (d)	200	225
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (d) (g)	200	224
3.57%, 01/09/23 (d)	250	256
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	934

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
3.75%, 03/26/25	1,050	1,060
4.55%, 04/17/26	700	743
Deutsche Bank AG
4.25%, 10/14/21	2,300	2,408
Diamond 1 Finance Corp.
4.42%, 06/15/21 (d)	1,100	1,158
5.45%, 06/15/23 (d)	1,925	2,092
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	2,065
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	455
3.20%, 07/06/21	400	405
3.45%, 01/14/22	1,900	1,932
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	206
6.00%, 06/15/20	200	220
2.96%, 02/25/21 (a)	300	311
5.25%, 07/27/21	500	548
2.35%, 11/15/21 (a)	600	607
5.75%, 01/24/22	100	113
2.27%, 06/05/23 (a)	1,600	1,600
3.85%, 07/08/24	875	907
3.50%, 01/23/25	700	708
3.75%, 02/25/26	1,000	1,017
2.92%, 10/28/27 (a)	600	623
HSBC Bank Plc
4.13%, 08/12/20 (d)	400	422
HSBC Bank USA NA
4.88%, 08/24/20	110	118
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (g)	1,100	1,407
2.65%, 01/05/22 (a)	200	206
2.65%, 01/05/22	200	199
3.60%, 05/25/23	800	827
4.30%, 03/08/26	725	769
3.90%, 05/25/26	600	619
HSBC USA Inc.
2.35%, 03/05/20	200	201
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,000	1,009
6.50%, 02/24/21 (d)	250	280
5.71%, 01/15/26 (d)	875	926
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	275	288
7.90%, (callable at 100 beginning 04/30/18) (g)	1,100	1,143
6.30%, 04/23/19	300	323
2.68%, 03/01/21 (a)	1,375	1,416
1.77%, 03/09/21 (a)	100	100
2.06%, 04/25/23 (a)	1,500	1,499
3.90%, 07/15/25	200	208
3.30%, 04/01/26	1,700	1,689
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,503
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (d) (g)	100	136
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (g) (h)	1,000	1,438
7.87%, (callable at 100 beginning 06/27/29), GBP (g) (h)	1,600	2,433
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	300	302
6.88%, 04/25/18	1,600	1,664
Mitsubishi UFJ Financial Group Inc.
3.08%, 03/01/21 (a)	1,000	1,041
2.30%, 09/13/21 (a)	600	607
2.76%, 09/13/26 (e)	2,000	1,921
Morgan Stanley
6.25%, 08/28/17	100	101
7.30%, 05/13/19	290	317
5.75%, 01/25/21	100	111
2.75%, 05/19/22	1,100	1,099
4.00%, 07/23/25	1,000	1,044
	Shares/Par†	Value
3.88%, 01/27/26	300	308
7.25%, 04/01/32	1,000	1,370
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	982
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (d)	400	420
Petrobras Global Finance BV
8.38%, 05/23/21	1,950	2,186
6.13%, 01/17/22	450	466
7.38%, 01/17/27	300	318
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	536
Santander Holdings USA Inc.
2.70%, 05/24/19	400	403
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (g)	295	403
2.88%, 08/05/21	600	601
4.75%, 09/15/25 (d)	600	620
Santander UK Plc
5.00%, 11/07/23 (d)	500	536
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (d)	600	590
Sumitomo Mitsui Financial Group Inc.
2.90%, 03/09/21 (a)	400	412
2.06%, 07/14/21	100	98
2.30%, 10/19/21 (a) (e)	1,300	1,321
Synchrony Financial
2.40%, 02/03/20 (a)	200	202
2.70%, 02/03/20	100	101
4.50%, 07/23/25	200	205
UBS AG
2.38%, 08/14/19	300	302
1.80%, 06/08/20 (a) (d)	2,100	2,104
7.63%, 08/17/22	2,403	2,822
4.75%, 05/22/23	1,244	1,266
4.75%, 02/12/26, EUR	300	378
UBS Group AG
2.94%, 04/14/21 (a) (d)	300	311
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (g)	300	321
2.55%, 12/07/20	300	303
2.10%, 07/26/21	400	394
2.11%, 02/11/22 (a)	400	403
2.26%, 01/24/23 (a)	1,500	1,515
2.40%, 10/31/23 (a)	1,400	1,425
3.30%, 09/09/24	950	964
3.00%, 04/22/26	1,200	1,172
3.58%, 05/22/28 (a)	900	909
Wells Fargo Bank NA
1.89%, 01/22/18 (a)	1,000	1,004
5.95%, 08/26/36	100	126
Weyerhaeuser Co.
7.38%, 10/01/19	300	333
7.38%, 03/15/32	1,000	1,377
Other Securities		56,369
		165,025
Health Care 6.2%
AbbVie Inc.
2.90%, 11/06/22	100	101
3.60%, 05/14/25	1,275	1,302
3.20%, 05/14/26	800	791
Actavis Funding SCS
2.35%, 03/12/18	250	251
3.45%, 03/15/22	975	1,005
3.80%, 03/15/25	1,900	1,967
Mylan NV
3.95%, 06/15/26 (e)	2,500	2,533
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	199
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	1,400	1,364
3.15%, 10/01/26 (e)	650	617
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	875	884

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Zimmer Holdings Inc.
3.15%, 04/01/22	3,200	3,242
Other Securities		12,893
		27,149
Industrials 4.3%
3M Co.
2.25%, 09/19/26	4,000	3,792
General Electric Co.
5.25%, 12/06/17	130	132
International Lease Finance Corp.
7.13%, 09/01/18 (d)	190	201
8.25%, 12/15/20	600	707
Other Securities		13,950
		18,782
Information Technology 3.8%
Apple Inc.
2.85%, 05/11/24	1,100	1,105
3.35%, 02/09/27	700	716
3.20%, 05/11/27	700	707
Other Securities		13,797
		16,325
Materials 0.6%
Other Securities		2,599
Real Estate 4.7%
American Tower Corp.
3.45%, 09/15/21	200	206
2.25%, 01/15/22	100	98
3.50%, 01/31/23	750	767
4.00%, 06/01/25	200	207
3.38%, 10/15/26	200	196
3.13%, 01/15/27	400	384
Weyerhaeuser Co.
8.50%, 01/15/25	500	657
Other Securities		18,124
		20,639
Telecommunication Services 4.5%
AT&T Inc.
1.81%, 01/15/20 (a)	300	301
4.60%, 02/15/21	299	319
2.02%, 07/15/21 (a) (e)	1,000	1,008
3.00%, 06/30/22	200	200
3.60%, 02/17/23	1,100	1,122
3.95%, 01/15/25	100	102
4.13%, 02/17/26	700	717
5.25%, 03/01/37	3,500	3,726
4.35%, 06/15/45	100	93
4.50%, 03/09/48	200	189
Verizon Communications Inc.
1.72%, 05/22/20 (a)	1,900	1,900
5.15%, 09/15/23	800	888
4.13%, 03/16/27	800	823
4.13%, 08/15/46	800	716
4.86%, 08/21/46	1,800	1,801
5.01%, 08/21/54	279	276
4.67%, 03/15/55	1,679	1,580
Other Securities		3,865
		19,626
Utilities 2.8%
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,209
Other Securities		9,935
		12,144
Total Corporate Bonds And Notes (cost $348,157)		354,008
VARIABLE RATE SENIOR LOAN INTERESTS 3.3% (a)
Consumer Discretionary 1.0%
Charter Communications Operating LLC
Term Loan E, 3.05%, 07/01/20	295	296
Term Loan I, 3.48%, 01/15/24	296	297
Las Vegas Sands LLC
Term Loan B, 3.05%, 12/12/20	3,865	3,870
		4,463
	Shares/Par†	Value
Energy 0.1%
Petrobras BV
Term Loan, 3.26%, 06/14/19 (i)	300	294
Other Securities		291
		585
Financials 0.2%
Other Securities		918
Health Care 0.6%
Other Securities		2,487
Industrials 0.1%
Other Securities		201
Information Technology 0.3%
Other Securities		1,371
Materials 0.1%
Other Securities		297
Telecommunication Services 0.3%
Other Securities		1,284
Utilities 0.6%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 09/30/17 (j)	2,500	2,506
Other Securities		99
		2,605
Total Variable Rate Senior Loan Interests (cost $14,169)		14,211
GOVERNMENT AND AGENCY OBLIGATIONS 26.3%
Mortgage-Backed Securities 1.9%
Federal National Mortgage Association
3.00%, 07/01/43	649	652
3.00%, 08/01/43	18	18
TBA, 3.00%, 09/15/47 (k)	2,400	2,389
TBA, 3.50%, 09/15/47 (k)	4,900	5,015
		8,074
Municipal 0.0%
Other Securities		201
Sovereign 1.6%
Other Securities		7,073
Treasury Inflation Indexed Securities 0.9%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (l)	3,340	3,281
Other Securities		687
		3,968
U.S. Treasury Securities 21.9%
U.S. Treasury Bond
Principal Only, 0.00%, 05/15/43 (m)	1,325	626
Principal Only, 0.00%, 08/15/44 (m)	1,325	602
2.50%, 02/15/45 (k)	4,300	4,019
Principal Only, 0.00%, 05/15/45 (m)	2,525	1,119
2.50%, 02/15/46 (k)	8,175	7,623
2.50%, 05/15/46 (k)	6,857	6,392
2.25%, 08/15/46	3,385	2,986
2.88%, 11/15/46 (k)	3,482	3,507
3.00%, 02/15/47 (k)	11,608	11,996
U.S. Treasury Note
1.13%, 02/28/21 (k) (n)	8,900	8,719
1.25%, 03/31/21 (n)	2,000	1,967
1.88%, 04/30/22	240	240
1.63%, 08/15/22 (k)	17,300	17,065
1.63%, 11/15/22 (n)	3,000	2,949
1.75%, 01/31/23 (k)	3,872	3,824
2.13%, 05/15/25	3,400	3,379
2.38%, 05/15/27	18,096	18,215
		95,228
Total Government And Agency Obligations (cost $115,001)		114,544
TRUST PREFERRED 0.0%
Utilities 0.0%
Other Securities		11
Total Trust Preferreds (cost $10)		11

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
PREFERRED STOCKS 0.1%
Financials 0.1%
Other Securities		309
Real Estate 0.0%
Other Securities		45
Total Preferred Stocks (cost $338)		354
SHORT TERM INVESTMENTS 2.9%
Certificates of Deposit 0.1%
Barclays Bank Plc, 1.71%, 03/16/18 (a)	300	301
Securities Lending Collateral 2.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (o) (p)	11,906	11,906
Treasury Securities 0.1%
Argentina Treasury Bill
0.00%, 10/27/17	400	397
Total Short Term Investments (cost $12,602)		12,604
Total Investments 116.1% (cost $498,932)		504,541
Total Purchased Options 0.0% (cost $346)		168
Other Derivative Instruments (0.2)%		(873)
Other Assets and Liabilities, Net (15.9)%		(69,334)
Total Net Assets 100.0%		$434,502

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $70,862 and 16.3%, respectively.

(e) All or portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(g) Perpetual security.

(h) Convertible security.

(i) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $65,300.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Summary of Investments by Country^	Total Long Term Investments
Australia	1.0%
Austria	0.2
Belgium	0.1
Bermuda	0.1
Brazil	0.9
Canada	1.1
Cayman Islands	0.1
Chile	0.1
China	0.7
Denmark	0.1
France	1.1
Germany	0.9
Greece	—
India	0.2
Indonesia	—
Ireland	1.3
Israel	0.1
Italy	0.8
Japan	1.3
Kuwait	0.3
Luxembourg	0.2
Macau	0.4
Mexico	0.5
Netherlands	2.7
Norway	0.5
Panama	—
Poland	0.1
Portugal	—
Qatar	0.1
Russian Federation	0.1
Saudi Arabia	0.3
Singapore	0.1
Slovenia	—
South Africa	0.2
Spain	0.7
Sweden	0.1
Switzerland	2.5
United Arab Emirates	0.2
United Kingdom	4.6
United States of America	76.3
100.0%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Summary of Investments by Country^	Total Long Term Investments
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Asciano Finance Ltd., 5.00%, 04/07/18	08/25/16	$917	$916	0.2%
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/12	132	133	—
Charter Communications Operating LLC, 3.75%, 02/15/28	06/28/17	992	983	0.2
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/14	301	309	0.1
FMR LLC, 4.95%, 02/01/33	02/09/15	786	776	0.2
GTP Acquisition Partners I LLC, Series 2015-A-2, 3.48%, 06/16/25	05/21/15	300	306	0.1
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/12	100	101	—
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/27/14	101	101	—
Petrofac Ltd., 3.40%, 10/10/18	10/04/13	100	96	—
Reckitt Benckiser Treasury Services Plc, 2.38%, 06/24/22	06/22/17	400	398	0.1
Reckitt Benckiser Treasury Services Plc, 2.75%, 06/26/24	06/22/17	899	892	0.2
Smithfield Foods Inc., 2.70%, 01/31/20	01/26/17	1,000	1,005	0.2
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26	04/22/16	100	101	—
THC Escrow Corp. III, 4.63%, 07/15/24	06/06/17	100	100	—
UPCB Finance VII Ltd., 3.63%, 06/15/29	06/15/17	224	225	0.1
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/16	200	205	0.1
		$6,652	$6,647	1.5%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(21)	December 2018		(5,148)	$2	$(7)
90-Day Eurodollar	(45)	March 2019		(11,002)	4	(40)
Euro-Bund	(10)	September 2017	EUR	(1,643)	3	28
					$9	$(19)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Receiving	1.75%	12/21/26		10,500	$41	$(40)
3-Month LIBOR	Receiving	1.50%	06/21/27		6,900	22	(115)
6-Month British Bankers' Association Yen LIBOR	Receiving	1.00%	09/20/24	JPY	127,500	1	(44)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.45%	03/20/29	JPY	570,000	11	(18)
6-Month British Bankers' Association Yen LIBOR	Receiving	0.42%	03/25/29	JPY	60,000	1	(2)
6-Month British Bankers' Association Yen LIBOR	Receiving	1.25%	06/17/35	JPY	20,000	1	(4)
6-Month British Bankers' Association Yen LIBOR	Receiving	1.50%	12/21/45	JPY	50,000	4	57
6-Month Euribor	Receiving	0.35%	09/10/17	EUR	1,600	—	2
6-Month Euribor	Receiving	1.00%	09/20/27	EUR	5,700	12	34
6-Month Euribor	Receiving	1.50%	03/21/48	EUR	500	4	24
6-Month GBP LIBOR	Receiving	1.50%	09/20/27	GBP	7,900	(5)	19
6-Month GBP LIBOR	Receiving	1.75%	03/21/48	GBP	200	—	4
6-Month GBP LIBOR	Paying	1.00%	09/20/22	GBP	300	—	(3)
Brazil Interbank Deposit Rate	Paying	9.95%	01/02/25	BRL	1,900	2	(11)
Brazil Interbank Deposit Rate	Paying	9.95%	01/02/25	BRL	7,000	7	(42)
Brazil Interbank Deposit Rate	Paying	9.97%	01/02/25	BRL	2,800	3	(16)
Brazil Interbank Deposit Rate	Paying	10.02%	01/02/25	BRL	5,400	6	(27)
Brazil Interbank Deposit Rate	Paying	10.08%	01/02/25	BRL	8,200	8	(37)
Brazil Interbank Deposit Rate	Paying	10.30%	01/02/25	BRL	13,900	14	(45)
Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/21	EUR	1,300	—	15
Mexican Interbank Rate	Paying	5.61%	07/07/21	MXN	14,100	—	(26)
Mexican Interbank Rate	Paying	5.84%	09/14/21	MXN	1,600	—	(2)
Mexican Interbank Rate	Paying	5.81%	09/29/21	MXN	1,300	—	(5)
Mexican Interbank Rate	Paying	5.75%	09/30/21	MXN	1,600	—	(6)
Mexican Interbank Rate	Paying	5.63%	10/11/21	MXN	13,000	—	(22)
Mexican Interbank Rate	Paying	7.28%	03/22/22	MXN	1,500	—	2
Mexican Interbank Rate	Paying	7.32%	03/23/22	MXN	2,100	—	3
Mexican Interbank Rate	Paying	5.74%	04/24/23	MXN	23,100	(2)	(58)
Mexican Interbank Rate	Paying	5.74%	04/25/23	MXN	10,300	(1)	(26)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mexican Interbank Rate	Paying	5.93%	08/04/23	MXN	22,000	(2)	(49)
Mexican Interbank Rate	Paying	5.94%	08/04/23	MXN	22,000	(2)	(48)
Mexican Interbank Rate	Paying	6.08%	03/10/26	MXN	14,600	(2)	33
Mexican Interbank Rate	Paying	7.38%	11/04/26	MXN	7,200	(1)	15
Mexican Interbank Rate	Paying	7.74%	02/22/27	MXN	2,300	—	6
Mexican Interbank Rate	Paying	7.73%	02/25/27	MXN	21,100	(3)	31
Mexican Interbank Rate	Paying	6.19%	01/03/35	MXN	4,000	(1)	(34)
						$118	$(435)

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Darden Restaurants Inc., 6.80%, 10/15/37	1.00%	06/20/20	200	$(5)	$—	$(1)
iTraxx Europe Series 27	1.00	06/20/22	5,000	(124)	—	(35)
				$(129)	$—	$(36)
Credit default swap agreements - sell protection[2]
Airbus Group NV, 5.50%, 09/25/18	1.00%	12/20/17	(500)	$3	$—	$—
Anadarko Petroleum Corp., 6.95%, 06/15/19	1.00	06/20/21	(100)	—	—	2
Anadarko Petroleum Corp., 6.95%, 06/15/19	1.00	12/20/21	(400)	(6)	—	13
Anadarko Petroleum Corp., 6.95%, 06/15/19	1.00	06/20/22	(700)	(17)	1	(4)
Anheuser-Busch InBev NV, 2.25%, 09/24/20	1.00	12/20/17	(600)	3	—	(1)
Berkshire Hathaway Inc., 1.55%, 02/09/18	1.00	06/20/21	(500)	13	—	7
Berkshire Hathaway Inc., 1.55%, 02/09/18	1.00	12/20/21	(2,700)	69	—	50
Berkshire Hathaway Inc., 1.55%, 02/09/18	1.00	06/20/22	(1,000)	25	—	7
Berkshire Hathaway Inc., 1.90%, 01/31/17	1.00	12/20/20	(200)	5	—	9
Canadian Natural Resources Ltd., 3.45%, 11/15/21	1.00	06/20/22	(200)	(2)	—	1
CDX.NA.IG.27	1.00	12/20/21	(11,900)	245	6	62
CDX.NA.IG.28	1.00	06/20/22	(13,000)	241	6	19
D.R. Horton Inc., 3.63%, 02/15/18	1.00	03/20/21	(100)	2	—	2
Deutsche Bank, 5.13%, 08/31/17	1.00	12/20/17	(200)	1	—	—
Enbridge Inc., 3.50%, 06/10/24	1.00	12/20/21	(100)	—	—	5
Enbridge Inc., 3.50%, 06/10/24	1.00	06/20/22	(50)	—	—	—
EnCana Corp., 6.50%, 05/15/19	1.00	03/20/18	(100)	1	—	—
Ford Motor Co., 6.50%, 08/01/18	5.00	12/20/21	(1,100)	182	—	16
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	5.00	06/20/21	(500)	78	—	(2)
General Motors Co., 3.50%, 10/02/18	5.00	12/20/21	(1,000)	161	—	5
General Motors Co., 3.50%, 10/02/18	5.00	06/20/22	(400)	67	—	(3)
Goldman Sachs Group Inc., 5.95%, 01/18/18	1.00	12/20/20	(800)	14	—	2
Goldman Sachs Group Inc., 5.95%, 01/18/18	1.00	06/20/21	(1,700)	31	—	6
Goldman Sachs Group Inc., 5.95%, 01/18/18	1.00	12/20/21	(1,400)	24	—	7
Hess Corp., 8.13%, 02/15/19	1.00	06/20/21	(300)	(4)	—	13
Host Hotels & Resorts LP, 4.75%, 03/01/23	1.00	12/20/20	(300)	7	—	4
iTraxx Europe Senior Series 25	1.00	12/20/21	(1,400)	38	—	36
MetLife Inc., 4.75%, 02/08/21	1.00	06/20/21	(1,000)	22	—	29
MetLife Inc., 4.75%, 02/08/21	1.00	06/20/22	(1,900)	37	—	17
Morgan Stanley, 3.75%, 02/25/23	1.00	12/20/20	(300)	6	—	1
Prudential Financial Inc., 6.10%, 06/15/17	1.00	06/20/21	(100)	2	—	2
Royal Bank of Scotland Group Plc, 4.25%, 05/11/16	1.00	12/20/21	(800)	24	—	12
Simon Property Group Inc., 4.38%, 03/01/21	1.00	06/20/22	(1,400)	10	—	6
Sprint Communications, 7.00%, 08/15/20	5.00	09/20/20	(100)	11	—	7
Telecom Italia SpA, 5.38%, 01/29/19	1.00	06/20/19	(50)	1	—	1
Telefonica Emisiones SAU, 2.74%, 05/29/19	1.00	06/20/22	(100)	2	—	2
Tenet Healthcare Corp., 6.88%, 11/15/31	5.00	03/20/19	(100)	7	—	2
United States Steel Corp., 6.65%, 06/01/37	5.00	06/20/22	(300)	2	—	11
Viacom Inc., 6.88%, 04/30/36	1.00	06/20/21	(300)	3	—	—
Volkswagen International Finance, 5.38%, 05/22/18	1.00	12/20/17	(600)	3	—	(2)
				$1,311	$13	$344

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
90-Day Eurodollar Future	Put	98.25	03/19/18	42	$3

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
90-Day Eurodollar Future	Put	98.25	03/19/18	12	1
90-Day Eurodollar Future	Put	98.25	03/19/18	123	10
90-Day Eurodollar Future	Put	98.25	03/19/18	34	3
					$17

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Put	3.23%	02/19/19		900,000	$28
3-Month LIBOR ‡	DUB	Put	2.93	08/13/18		300,000	10
3-Month LIBOR ‡	GSC	Put	3.63	12/16/19		600,000	17
3-Month LIBOR ‡	GSC	Put	3.20	03/18/19		900,000	30
3-Month LIBOR ‡	GSC	Put	3.10	03/08/19		700,000	27
3-Month LIBOR ‡	MSC	Put	3.18	09/17/18		1,150,000	27
6-Month GBP LIBOR ‡	GSC	Put	1.47	03/01/18	GBP	1,400,000	7
6-Month GBP LIBOR ‡	GSC	Put	1.55	02/21/18	GBP	1,200,000	5
							$151

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	128.00	08/25/17	12	$(2)
10-Year U.S. Treasury Note Future	Call	128.00	08/25/17	9	(1)
10-Year U.S. Treasury Note Future	Call	128.00	08/25/17	5	(1)
10-Year U.S. Treasury Note Future	Call	128.00	08/25/17	7	(1)
10-Year U.S. Treasury Note Future	Put	124.00	08/25/17	9	(3)
10-Year U.S. Treasury Note Future	Put	124.00	08/25/17	7	(2)
10-Year U.S. Treasury Note Future	Put	124.00	08/25/17	12	(4)
10-Year U.S. Treasury Note Future	Put	124.00	08/25/17	5	(2)
90-Day Eurodollar Future	Call	98.75	03/19/18	34	(1)
90-Day Eurodollar Future	Call	98.75	03/19/18	123	(5)
90-Day Eurodollar Future	Call	98.75	03/19/18	12	—
90-Day Eurodollar Future	Call	98.75	03/19/18	42	(1)
					$(23)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR	DUB	Put	2.90%	08/13/18	1,300,000	$(5)
3-Month LIBOR	DUB	Put	3.00	02/19/19	4,600,000	(28)
3-Month LIBOR	GSC	Put	2.98	02/21/18	1,500,000	(1)
3-Month LIBOR	GSC	Put	2.97	03/08/19	3,000,000	(20)
3-Month LIBOR	GSC	Put	3.05	03/18/19	4,500,000	(27)
3-Month LIBOR	GSC	Put	3.75	12/16/19	2,800,000	(13)
3-Month LIBOR	MSC	Put	3.00	03/01/18	1,800,000	(2)
3-Month LIBOR	MSC	Put	3.00	09/17/18	5,050,000	(18)
						$(114)

Summary of Written Options
	Number of Contracts†	Notional† EUR	Notional† USD	Premiums
Options outstanding at December 31, 2016	16	9,500,000	23,650,000	$310
Options written during the period	337	10,000,000	6,300,000	149
Options closed during the period	(22)	(3,300,000)	—	(10)
Options exercised during the period	—	(5,000,000)	—	(5)
Options expired during the period	(54)	(11,200,000)	(5,400,000)	(60)
Options outstanding at June 30, 2017	277	—	24,550,000	$384

Forward Foreign Currency Contracts

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	BNP	07/05/17	BRL	9,437	$2,848	$(78)
BRL/USD	CIT	07/05/17	BRL	4,036	1,218	(2)
BRL/USD	DUB	07/05/17	BRL	5,401	1,630	(3)
BRL/USD	DUB	08/02/17	BRL	5,401	1,619	2
CNY/USD	MSC	07/05/17	CNY	26,917	3,970	78
CNY/USD	CSI	12/05/17	CNY	26,917	3,936	39
EUR/USD	BNP	07/05/17	EUR	8,687	9,922	41
EUR/USD	GSC	07/05/17	EUR	1,817	2,075	37
EUR/USD	JPM	07/05/17	EUR	197	225	4
GBP/USD	UBS	07/05/17	GBP	4,605	5,998	96
IDR/USD	UBS	09/18/17	IDR	14,644,721	1,089	(5)
IDR/USD	JPM	10/13/17	IDR	2,559,255	190	1
IDR/USD	SCB	10/13/17	IDR	5,451,420	404	1
INR/USD	SCB	07/20/17	INR	129,111	1,993	26
INR/USD	CSI	12/04/17	INR	129,111	1,958	(11)
JPY/USD	BNP	07/05/17	JPY	10,600	94	—
MXN/USD	BNP	08/08/17	MXN	17,426	954	51
MXN/USD	CIT	08/08/17	MXN	2,414	132	(2)
MXN/USD	GSC	08/08/17	MXN	2,046	112	—
PEN/USD	BNP	08/22/17	PEN	3,167	971	8
RUB/USD	GSC	10/20/17	RUB	112,017	1,857	(54)
USD/BRL	BNP	07/05/17	BRL	(9,437)	(2,848)	5
USD/BRL	CIT	07/05/17	BRL	(4,036)	(1,218)	9
USD/BRL	DUB	07/05/17	BRL	(5,401)	(1,630)	(3)
USD/BRL	BNP	01/03/18	BRL	(5,100)	(1,489)	51
USD/CNY	CSI	07/05/17	CNY	(26,917)	(3,970)	(31)
USD/CNY	BOA	12/05/17	CNY	(12,550)	(1,835)	(106)
USD/CNY	SCB	12/05/17	CNY	(41,428)	(6,058)	(359)
USD/EUR	BOA	07/05/17	EUR	(9,789)	(11,181)	(178)
USD/EUR	CIT	07/05/17	EUR	(713)	(814)	(16)
USD/EUR	GSC	07/05/17	EUR	(199)	(227)	(5)
USD/EUR	BNP	08/02/17	EUR	(8,687)	(9,938)	(42)
USD/GBP	CIT	07/05/17	GBP	(4,140)	(5,392)	(65)
USD/GBP	GSC	07/05/17	GBP	(240)	(313)	(5)
USD/GBP	JPM	07/05/17	GBP	(225)	(293)	(1)
USD/GBP	UBS	08/02/17	GBP	(4,605)	(6,004)	(97)
USD/INR	CSI	07/20/17	INR	(129,111)	(1,993)	5
USD/JPY	GSC	07/05/17	JPY	(10,600)	(94)	1
USD/JPY	BNP	08/02/17	JPY	(10,600)	(94)	—
USD/KRW	CSI	09/18/17	KRW	(2,383,144)	(2,085)	34
USD/PLN	SCB	08/04/17	PLN	(2,646)	(714)	(29)
USD/SGD	SCB	09/18/17	SGD	(2,895)	(2,105)	(7)
USD/ZAR	BNP	08/04/17	ZAR	(1,189)	(90)	(4)
					$(17,190)	$(614)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	BNP	0.63%	1.00%	06/20/21	$(200)	$3	$(6)	$9
CDX.NA.HY.25	BOA	N/A	5.00	12/20/20	(400)	56	4	52
CDX.NA.HY.27	CGM	N/A	5.00	12/20/21	(600)	83	52	31
CDX.NA.HY.27	JPM	N/A	5.00	12/20/21	(400)	55	34	21
CMBX.NA.AAA.10	GSC	N/A	0.50	11/17/59	(100)	(2)	(3)	1
CMBX.NA.AAA.10	MSC	N/A	0.50	11/17/59	(100)	(2)	(3)	1
CMBX.NA.AAA.10	UBS	N/A	0.50	11/17/59	(100)	(2)	(3)	1
CMBX.NA.AAA.8	CSI	N/A	0.50	10/17/57	(300)	(1)	(15)	14
CMBX.NA.AAA.9	GSC	N/A	0.50	09/17/58	(4,000)	(54)	(161)	107
CMBX.NA.AAA.9	MSC	N/A	0.50	09/17/58	(500)	(7)	(19)	12
CMBX.NA.BB.6	MSC	N/A	5.00	05/11/63	(1,100)	(201)	(155)	(46)
CMBX.NA.BBB-.6	GSC	N/A	3.00	05/11/63	(400)	(47)	(28)	(19)
CMBX.NA.BBB-.9	GSC	N/A	3.00	09/17/58	(400)	(47)	(74)	27
CMBX.NA.BBB-.9	MSC	N/A	3.00	09/17/58	(200)	(24)	(21)	(3)
Federative Republic of Brazil, 12.25%, 03/06/30	MSC	0.86	1.00	12/20/18	(100)	—	(4)	4
Federative Republic of Brazil, 4.25%, 01/07/25	BNP	2.38	1.00	06/20/22	(100)	(7)	(7)	—
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	2.38	1.00	06/20/22	(100)	(7)	(7)	—
Federative Republic of Brazil, 4.25%, 01/07/25	CSI	1.58	1.00	09/20/20	(200)	(3)	(14)	11
Federative Republic of Brazil, 4.25%, 01/07/25	DUB	2.38	1.00	06/20/22	(200)	(12)	(13)	1
Federative Republic of Brazil, 4.25%, 01/07/25	GSC	2.38	1.00	06/20/22	(800)	(50)	(53)	3
Federative Republic of Brazil, 4.25%, 01/07/25	UBS	2.38	1.00	06/20/22	(100)	(7)	(7)	—
Gazprom OAO, 2.85%, 10/25/19	BOA	1.38	1.00	06/20/20	(100)	(1)	(16)	15
Gazprom OAO, 2.85%, 10/25/19	JPM	1.38	1.00	06/20/20	(50)	—	(8)	8
Italy Government International Bond, 6.88%, 09/27/23	BCL	0.60	1.00	06/20/20	(1,200)	15	(1)	16
Italy Government International Bond, 6.88%, 09/27/23	BNP	0.39	1.00	06/20/19	(500)	6	4	2
Italy Government International Bond, 6.88%, 09/27/23	BOA	0.60	1.00	06/20/20	(400)	5	(1)	6
Italy Government International Bond, 6.88%, 09/27/23	BOA	0.36	1.00	03/20/19	(400)	4	(7)	11
Italy Government International Bond, 6.88%, 09/27/23	BOA	0.75	1.00	06/20/21	(1,900)	18	(30)	48
Italy Government International Bond, 6.88%, 09/27/23	DUB	0.39	1.00	06/20/19	(400)	5	3	2
Italy Government International Bond, 6.88%, 09/27/23	DUB	0.39	1.00	06/20/19	(300)	3	(2)	5
Italy Government International Bond, 6.88%, 09/27/23	GSC	0.60	1.00	06/20/20	(300)	4	—	4
Italy Government International Bond, 6.88%, 09/27/23	GSC	0.75	1.00	06/20/21	(800)	8	(14)	22
Italy Government International Bond, 6.88%, 09/27/23	MSC	0.39	1.00	06/20/19	(200)	2	1	1

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MCDX.NA.24	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
People's Republic of China, 7.50%, 10/28/27	BCL	0.54	1.00	06/20/21	(1,500)	26	(17)	43
People's Republic of China, 7.50%, 10/28/27	BNP	0.54	1.00	06/20/21	(600)	11	(6)	17
People's Republic of China, 7.50%, 10/28/27	CGM	0.43	1.00	09/20/20	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27	GSC	0.54	1.00	06/20/21	(100)	2	—	2
People's Republic of China, 7.50%, 10/28/27	JPM	0.54	1.00	06/20/21	(100)	1	(1)	2
People's Republic of China, 7.50%, 10/28/27	MSC	0.54	1.00	06/20/21	(300)	6	(2)	8
People's Republic of China, 7.50%, 10/28/27	UBS	0.54	1.00	06/20/21	(200)	3	(2)	5
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.56	1.00	09/20/19	(400)	(4)	(21)	17
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.74	1.00	12/20/19	(400)	(7)	(44)	37
Petrobras International Finance Co., 8.38%, 12/10/18	BNP	1.33	1.00	06/20/19	(100)	(1)	(8)	7
Petroleos Mexicanos, 6.63%, 06/15/35	BCL	1.42	1.00	09/20/20	(900)	(11)	(46)	35
Petroleos Mexicanos, 6.63%, 06/15/35	BNP	2.15	1.00	06/20/22	(1,700)	(89)	(103)	14
Petroleos Mexicanos, 6.63%, 06/15/35	DUB	1.95	1.00	12/20/21	(200)	(8)	(18)	10
Petroleos Mexicanos, 6.63%, 06/15/35	GSC	1.42	1.00	09/20/20	(250)	(4)	(13)	9
Republic of Argentina, 7.63%, 04/22/46	CGM	3.28	5.00	06/20/22	(800)	62	70	(8)
Republic of Colombia, 10.38%, 01/28/33	DUB	1.04	1.00	06/20/21	(650)	(1)	(19)	18
Republic of Colombia, 10.38%, 01/28/33	UBS	1.04	1.00	06/20/21	(650)	(1)	(19)	18
Republic of Indonesia, 5.88%, 03/13/20	BNP	1.17	1.00	06/20/22	(100)	(1)	(1)	—
Republic of South Africa, 5.50%, 03/09/20	CGM	1.59	1.00	06/20/21	(600)	(13)	(50)	37
United Mexican States, 5.95%, 03/19/19	BCL	1.13	1.00	06/20/22	(5,500)	(31)	(78)	47
United Mexican States, 5.95%, 03/19/19	CGM	1.13	1.00	06/20/22	(1,000)	(6)	(15)	9
United Mexican States, 5.95%, 03/19/19	GSC	0.40	1.00	03/20/19	(100)	1	1	—
United Mexican States, 5.95%, 03/19/19	MSC	0.40	1.00	03/20/19	(400)	5	3	2
					$(33,750)	$(262)	$(968)	$706

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡. The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust Board of Trustees.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/PPM America Long Short Credit Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.2%
American Express Credit Account Master Trust
Series 2014-A-5, 1.45%, 10/16/17 (a)	1,500	1,501
Series 2017-A-4, 1.64%, 05/15/19	1,500	1,500
American Express Credit Account Secured Note Trust
Series 2012-C-4, 1.96%, 10/16/17 (a) (b)	264	264
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (b) (c)	1,170	1,179
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20 (c)	2,500	2,500
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20 (c)	1,497	1,500
Citibank Credit Card Issuance Trust
Series 2013-A2-A2, 1.50%, 05/24/18 (a)	1,250	1,252
Series 2017-A4-A4, 1.30%, 04/07/20 (a) (c)	614	615
Series 2017-A6-A6, 1.83%, 05/14/27 (a)	1,164	1,172
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	59	59
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2B-1A, 1.29%, 03/16/20 (a) (b)	1,100	1,100
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.74%, 05/15/18 (a) (b)	2,385	2,394
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 1.38%, 04/16/18 (a)	1,442	1,443
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (b)	2,500	2,487
Other Securities		2,895
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,838)		21,861
CORPORATE BONDS AND NOTES 58.1%
Consumer Discretionary 7.2%
CCO Holdings LLC
5.13%, 05/01/27 (b)	843	864
Charter Communications Operating LLC
6.38%, 10/23/35	125	149
6.83%, 10/23/55	120	147
General Motors Co.
5.20%, 04/01/45	197	194
Numericable - SFR SA
7.38%, 05/01/26 (b)	322	349
Staples Inc.
2.75%, 01/12/18 (d)	3,000	3,012
Other Securities		6,462
		11,177
Consumer Staples 3.6%
Kraft Heinz Foods Co.
3.95%, 07/15/25 (c)	454	468
5.00%, 07/15/35	279	301
5.20%, 07/15/45	180	195
4.38%, 06/01/46 (c)	319	311
PepsiCo Inc.
1.21%, 05/02/19 (a)	1,500	1,500
Reynolds American Inc.
4.45%, 06/12/25 (c)	863	926
Other Securities		1,915
		5,616
Energy 5.5%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	410	437
5.13%, 06/30/27 (b)	421	432
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	292
5.88%, 06/30/26	534	598
Other Securities		6,739
		8,498
Financials 16.8%
American Express Credit Corp.
1.50%, 05/03/19 (a)	1,500	1,501
	Shares/Par†	Value
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	684	703
4.90%, 02/01/46 (c)	1,027	1,160
Athene Global Funding
2.75%, 04/20/20 (b) (c)	1,500	1,504
Bank of America Corp.
2.15%, 04/24/23 (a)	500	502
4.00%, 01/22/25	629	640
3.82%, 01/20/28 (a)	330	336
3.71%, 04/24/28	400	403
4.24%, 04/24/38	100	104
BMW US Capital LLC
1.53%, 04/06/20 (a) (b)	1,000	999
Capital One Financial Corp.
1.94%, 05/12/20 (a)	1,000	1,003
3.75%, 03/09/27	373	372
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (e)	336	372
2.12%, 04/25/22 (a)	750	753
2.75%, 04/25/22	400	400
4.13%, 07/25/28	194	197
Credit Suisse AG
6.50%, 08/08/23 (b)	481	541
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (e)	259	290
4.28%, 01/09/28 (f) (g)	250	259
Ford Motor Credit Co. LLC
2.24%, 06/15/18	1,500	1,508
Goldman Sachs Group Inc.
2.02%, 12/27/20 (a)	1,650	1,652
3.00%, 04/26/22	325	327
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	600	627
3.78%, 02/01/28 (a)	571	584
Morgan Stanley
2.34%, 01/20/22 (a)	275	278
4.10%, 05/22/23	1,049	1,101
2.55%, 10/24/23 (a)	200	204
2.37%, 05/08/24 (a)	500	502
4.35%, 09/08/26 (c)	268	278
3.63%, 01/20/27	550	553
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (c) (e)	410	455
3.58%, 05/22/28 (a)	628	635
Other Securities		5,157
		25,900
Health Care 5.6%
Actavis Funding SCS
4.75%, 03/15/45	102	110
HCA Inc.
4.25%, 10/15/19	1,203	1,247
Kaiser Foundation Hospitals
3.15%, 05/01/27 (c)	1,000	1,002
Tenet Healthcare Corp.
4.75%, 06/15/20 (a)	893	901
8.13%, 04/01/22	236	251
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	19	20
5.88%, 05/15/23 (b)	309	265
7.00%, 03/15/24 (b)	58	61
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (c)	1,000	1,021
Other Securities		3,683
		8,561
Industrials 5.3%
Aircastle Ltd.
6.25%, 12/01/19	539	586
5.00%, 04/01/23	826	882
4.13%, 05/01/24 (c)	139	141
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (e)	2,240	2,372

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
United Technologies Corp.
1.90%, 05/04/20	1,000	1,001
Other Securities		3,113
		8,095
Information Technology 3.8%
Apple Inc.
1.25%, 05/11/20 (a)	1,500	1,499
2.85%, 05/11/24	523	525
3.20%, 05/11/27	421	425
Intel Corp.
1.26%, 05/11/20 (a)	1,000	999
QUALCOMM Inc.
1.56%, 05/20/19 (a)	1,000	1,001
Other Securities		1,405
		5,854
Materials 5.7%
Anglo American Capital Plc
4.75%, 04/10/27 (b) (c)	349	359
Anglo American Plc
3.63%, 05/14/20 (b)	605	614
CF Industries Inc.
3.40%, 12/01/21 (b)	350	354
4.50%, 12/01/26 (b) (c)	565	583
EI du Pont de Nemours & Co.
1.70%, 05/01/20 (a)	1,058	1,063
Freeport-McMoRan Inc.
3.88%, 03/15/23	301	281
4.55%, 11/14/24 (c)	557	526
5.40%, 11/14/34	271	243
Martin Marietta Materials Inc.
1.82%, 05/22/20 (a)	1,000	1,017
Sherwin-Williams Co.
2.25%, 05/15/20	1,000	1,001
Other Securities		2,709
		8,750
Real Estate 0.5%
Other Securities		772
Telecommunication Services 1.7%
Other Securities		2,655
Utilities 2.4%
FirstEnergy Corp.
3.90%, 07/15/27	823	825
4.85%, 07/15/47 (d)	111	112
FirstEnergy Transmission LLC
5.45%, 07/15/44 (b)	197	225
Other Securities		2,574
		3,736
Total Corporate Bonds And Notes (cost $87,639)		89,614
VARIABLE RATE SENIOR LOAN INTERESTS 22.7% (a)
Consumer Discretionary 7.8%
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	308	309
Term Loan I, 3.48%, 01/15/24	185	185
Numericable Group SA
Term Loan B-11, 3.94%, 06/22/25	897	889
Other Securities		10,660
		12,043
Consumer Staples 0.9%
Other Securities		1,359
Energy 1.9%
Other Securities		2,962
Financials 0.6%
Other Securities		926
Health Care 1.9%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.75%, 03/13/22	636	645
Other Securities		2,340
		2,985
Industrials 1.8%
Other Securities		2,759
	Shares/Par†	Value
Information Technology 1.6%
Other Securities		2,414
Materials 2.2%
Other Securities		3,388
Telecommunication Services 2.0%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	1,100	1,087
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	1,200	1,182
Other Securities		835
		3,104
Utilities 2.0%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/23/18 (h)	1,140	1,143
Other Securities		1,974
		3,117
Total Variable Rate Senior Loan Interests (cost $35,132)		35,057
GOVERNMENT AND AGENCY OBLIGATIONS 0.5%
Commercial Mortgage-Backed Securities 0.5%
Other Securities		775
Total Government And Agency Obligations (cost $774)		775
PREFERRED STOCKS 0.2%
Energy 0.2%
Other Securities		358
Total Preferred Stocks (cost $384)		358
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.4%
Energy 0.3%
Other Securities		554
Financials 0.1%
Other Securities		124
Total Common Stocks (cost $831)		678
INVESTMENT COMPANIES 2.2%
SPDR Barclays High Yield Bond ETF	86	3,199
Other Securities		146
Total Investment Companies (cost $3,457)		3,345
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (i) (j)	5,914	5,914
Total Short Term Investments (cost $5,914)		5,914
Total Investments 102.1% (cost $155,969)		157,602
Total Securities Sold Short (2.8)% (proceeds $4,269)		(4,309)
Other Derivative Instruments 0.2%		274
Other Assets and Liabilities, Net 0.5%		796
Total Net Assets 100.0%		$154,363

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $36,213 and 23.5%, respectively.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Perpetual security.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
SECURITIES SOLD SHORT (2.8%)
CORPORATE BONDS AND NOTES (2.8%)
Consumer Discretionary (0.8%)
AutoZone Inc.
3.25%, 04/15/25	(1,300)	$(1,282)
	Shares/Par†	Value
Information Technology (1.0%)
eBay Inc.
3.45%, 08/01/24	(1,500)	(1,519)
Real Estate (1.0%)
Simon Property Group LP
3.30%, 01/15/26	(1,500)	(1,508)
Total Corporate Bonds And Notes (proceeds $4,269)		(4,309)
Total Securities Sold Short (2.8%) (proceeds $4,269)		$(4,309)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AECOM, 5.13%, 03/15/27	06/27/17	$248	$249	0.2%
Ascentium Equipment Receivables Trust, Series 2017-A2-1A, 1.87%, 07/10/19	04/27/17	82	82	—
Ascentium Equipment Receivables Trust, Series 2017-A3-1A, 2.29%, 06/10/21	04/27/17	106	106	0.1
BlueLine Rental Finance Corp., 9.25%, 03/15/24	03/03/17	99	103	0.1
Chaparral Energy Inc.	06/14/17	2	3	—
Credit Suisse Group AG, 4.28%, 01/09/28	01/05/17	250	259	0.2
CyrusOne LP, 5.00%, 03/15/24	03/06/17	37	38	—
Eagle Holding Co. II LLC, 7.63%, 05/15/22	04/28/17	140	144	0.1
Enquest Plc, 7.00%, 04/15/22	12/08/15	239	297	0.2
Netflix Inc., 3.63%, 05/15/27	04/27/17	645	687	0.4
New Cotai LLC, 10.63%, 05/01/19	08/11/16	167	227	0.1
Radiate Holdco LLC, 6.63%, 02/15/25	01/23/17	99	99	0.1
Uniti Group Inc., 7.13%, 12/15/24	04/25/17	464	457	0.3
		$2,578	$2,751	1.8%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro FX Currency	(8)	September 2017	(1,121)	$1	$(26)
U.S. Treasury Long Bond	(22)	September 2017	(3,368)	12	(13)
U.S. Treasury Note, 10-Year	(266)	September 2017	(33,533)	75	142
U.S. Treasury Note, 2-Year	(56)	September 2017	(12,120)	5	18
U.S. Treasury Note, 5-Year	(185)	September 2017	(21,861)	32	61
Ultra 10-Year U.S. Treasury Note	20	September 2017	2,704	(7)	(8)
Ultra Long Term U.S. Treasury Bond	(13)	September 2017	(2,128)	9	(28)
				$127	$146

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.IG.28	1.00%	06/20/22	7,500	$(139)	$(2)	$(11)
				$(139)	$(2)	$(11)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Capital One Bank USA Corp., 2.25%, 02/13/19	JPM	N/A	1.00%	06/20/22	$2,500	$(80)	$(71)	$(9)
Carnival Corp., 6.65%, 01/15/28	JPM	N/A	1.00	06/20/22	2,000	(71)	(60)	(11)
ConAgra Brands Inc., 7.00%, 10/01/28	JPM	N/A	1.00	12/20/21	1,500	(39)	(11)	(28)
International Business Machines Corp., 1.63%, 05/15/20	CGM	N/A	1.00	06/20/22	3,000	(93)	(82)	(11)
L Brands Inc., 8.50%, 06/15/19	JPM	N/A	1.00	06/20/22	1,500	81	107	(26)
Marriott International Inc., 3.00%, 03/01/19	CGM	N/A	1.00	06/20/22	2,500	(78)	(64)	(14)
Quest Diagnostics Inc., 2.50%, 03/30/20	JPM	N/A	1.00	06/20/22	2,000	(69)	(55)	(14)
Staples Inc., 2.75%, 01/12/18	CGM	N/A	1.00	03/20/18	3,000	(18)	(7)	(11)
					$18,000	$(367)	$(243)	$(124)
Credit default swap agreements - sell protection[2]
Citigroup Inc., 6.13%, 05/15/18	JPM	0.51%	1.00%	06/20/22	$(2,500)	$59	$46	$13
Host Hotels & Resorts LP, 4.75%, 03/01/23	CGM	0.64	1.00	06/20/22	(2,500)	45	9	36

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Caribbean Cruises, 5.25%, 11/15/22	CGM	0.67	5.00	06/20/22	(2,000)	413	371	42
					$(7,000)	$517	$426	$91

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Capital Appreciation Fund *
COMMON STOCKS 60.4%
Consumer Discretionary 9.4%
Adient Plc	158	$10,330
Amazon.com Inc. (a) (b)	35	33,400
ARAMARK Corp.	529	21,686
AutoZone Inc. (a)	21	12,090
Liberty Global Plc - Class C (a)	276	8,597
Lowe's Cos. Inc.	188	14,598
O'Reilly Automotive Inc. (a)	119	26,062
Yum! Brands Inc.	281	20,708
Other Securities		28,084
		175,555
Consumer Staples 7.6%
Altria Group Inc.	179	13,315
British American Tobacco Plc	212	14,459
Dr. Pepper Snapple Group Inc.	273	24,871
Mondelez International Inc. - Class A	326	14,073
PepsiCo Inc.	101	11,661
Philip Morris International Inc.	353	41,519
Other Securities		22,922
		142,820
Energy 1.5%
Canadian Natural Resources Ltd.	540	15,562
Total SA	235	11,646
		27,208
Financials 7.5%
Bank of New York Mellon Corp.	787	40,158
Marsh & McLennan Cos. Inc.	632	49,282
PNC Financial Services Group Inc. (b)	98	12,279
State Street Corp.	156	13,992
Wells Fargo & Co. (b)	282	15,653
Other Securities		8,290
		139,654
Health Care 15.5%
Abbott Laboratories	769	37,395
Aetna Inc.	108	16,385
Anthem Inc.	67	12,586
Becton Dickinson & Co.	188	36,725
CIGNA Corp.	88	14,797
Danaher Corp. (b)	318	26,814
Humana Inc.	86	20,684
PerkinElmer Inc.	512	34,886
Thermo Fisher Scientific Inc.	107	18,666
UnitedHealth Group Inc. (b)	118	21,787
Zoetis Inc. - Class A (b)	388	24,196
Other Securities		24,944
		289,865
Industrials 3.5%
Johnson Controls International Plc	520	22,560
Roper Industries Inc.	60	13,831
Other Securities		29,935
		66,326
Information Technology 11.2%
Alphabet Inc. - Class A (a)	5	4,462
Alphabet Inc. - Class C (a) (b)	35	32,035
Fidelity National Information Services Inc.	192	16,355
Fiserv Inc. (a)	351	42,892
MasterCard Inc. - Class A (b)	132	16,070
Microsoft Corp.	574	39,600
Visa Inc. - Class A (b)	428	40,135
Other Securities		18,413
		209,962
Materials 0.5%
Other Securities		9,846
Real Estate 1.8%
American Tower Corp. (b)	106	14,079
SBA Communications Corp. (a)	142	19,204
		33,283
	Shares/Par†	Value
Utilities 1.9%
DTE Energy Co.	45	4,782
PG&E Corp.	467	30,987
		35,769
Total Common Stocks (cost $1,007,212)		1,130,288
TRUST PREFERRED 0.3%
Utilities 0.3%
Other Securities		6,443
Total Trust Preferreds (cost $6,196)		6,443
PREFERRED STOCKS 2.5%
Financials 0.4%
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (c)	27	724
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (c) (d)	34	923
Wells Fargo & Co. - Series L, 7.50% (c) (e)	3	3,609
Other Securities		2,888
		8,144
Health Care 1.0%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	321	17,591
Real Estate 0.5%
American Tower Corp., 5.50%, 02/15/18 (d) (e)	81	9,869
Utilities 0.6%
DTE Energy Co., 6.50%, 10/01/19	126	6,926
Other Securities		3,563
		10,489
Total Preferred Stocks (cost $42,500)		46,093
INVESTMENT COMPANIES 0.1%
T. Rowe Price Institutional Floating Rate Fund (f)	113	1,133
Total Investment Companies (cost $1,157)		1,133
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Other Securities		2,047
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,023)		2,047
CORPORATE BONDS AND NOTES 20.5%
Consumer Discretionary 4.7%
Amazon.com Inc.
2.60%, 12/05/19	2,965	3,022
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	5,735	6,052
AutoZone Inc.
1.63%, 04/21/19	945	937
2.50%, 04/15/21	590	586
KFC Holding Co.
5.00%, 06/01/24 (g)	425	442
5.25%, 06/01/26 (g)	625	657
4.75%, 06/01/27 (g)	4,205	4,288
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (g)	6,570	6,831
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	2,350	2,521
UPC Holding BV
6.38%, 09/15/22, EUR (g)	3,050	3,637
Yum! Brands Inc.
6.25%, 03/15/18	2,050	2,111
5.30%, 09/15/19	1,695	1,791
3.88%, 11/01/20	1,850	1,910
3.75%, 11/01/21	4,151	4,247
3.88%, 11/01/23 (d)	2,230	2,205
6.88%, 11/15/37	160	173
5.35%, 11/01/43	265	242
Other Securities		46,843
		88,495
Consumer Staples 0.5%
PepsiCo Inc.
1.25%, 04/30/18 (d)	370	370
Philip Morris International Inc.
1.59%, 02/21/20 (h)	1,280	1,283
2.00%, 02/21/20	1,300	1,303

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
2.63%, 02/18/22	1,610	1,621
Other Securities		4,688
		9,265
Energy 1.4%
Canadian Natural Resources Ltd.
1.75%, 01/15/18	550	550
Other Securities		25,532
		26,082
Financials 3.3%
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (c)	1,225	1,244
4.95%, (callable at 100 beginning 06/20/20) (c)	3,075	3,207
Ford Motor Credit Co. LLC
6.63%, 08/15/17	900	905
1.74%, 09/08/17 (h)	2,025	2,026
1.72%, 12/06/17	650	650
1.79%, 12/06/17 (h)	2,625	2,627
2.15%, 01/09/18	1,500	1,502
5.00%, 05/15/18	1,525	1,564
2.38%, 03/12/19	1,700	1,706
2.60%, 11/04/19	2,175	2,189
HUB International Ltd.
7.88%, 10/01/21 (g)	5,195	5,416
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	442
2.75%, 01/30/22	710	717
3.30%, 03/14/23	1,205	1,238
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (c)	3,785	3,907
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (c)	2,150	2,268
Other Securities		30,882
		62,490
Health Care 3.6%
Becton Dickinson & Co.
2.68%, 12/15/19	854	864
2.25%, 06/06/22 (h)	2,765	2,767
3.36%, 06/06/24	2,810	2,814
Centene Corp.
5.63%, 02/15/21	5,504	5,730
4.75%, 05/15/22	2,465	2,580
6.13%, 02/15/24	3,495	3,775
4.75%, 01/15/25	2,200	2,268
HCA Inc.
8.00%, 10/01/18	4,120	4,428
3.75%, 03/15/19	1,200	1,226
4.25%, 10/15/19	1,510	1,565
6.50%, 02/15/20	9,471	10,323
UnitedHealth Group Inc.
1.40%, 12/15/17	1,815	1,814
Other Securities		28,045
		68,199
Industrials 0.3%
Other Securities		4,966
Information Technology 2.0%
Fiserv Inc.
2.70%, 06/01/20	2,325	2,352
Microsoft Corp.
3.30%, 02/06/27	15,520	15,958
NXP BV
3.75%, 06/01/18 (g)	11,575	11,752
4.13%, 06/15/20 (g)	200	210
Visa Inc.
1.20%, 12/14/17	5,765	5,762
Other Securities		2,451
		38,485
Materials 0.7%
Other Securities		12,462
Real Estate 1.6%
American Tower Corp.
3.30%, 02/15/21	1,800	1,845
	Shares/Par†	Value
Crown Castle International Corp.
4.88%, 04/15/22	4,250	4,638
5.25%, 01/15/23	5,825	6,464
SBA Communications Corp.
4.88%, 07/15/22	6,212	6,402
Other Securities		10,960
		30,309
Telecommunication Services 1.0%
SBA Communications Corp.
4.88%, 09/01/24	6,100	6,199
Virgin Media Finance Plc
6.00%, 10/15/24 (g)	1,650	1,747
Virgin Media Secured Finance Plc
5.25%, 01/15/26 (g)	1,800	1,872
Other Securities		8,345
		18,163
Utilities 1.4%
DTE Energy Co.
3.80%, 03/15/27	4,250	4,353
Pacific Gas & Electric Co.
3.30%, 03/15/27	1,835	1,875
Other Securities		19,215
		25,443
Total Corporate Bonds And Notes (cost $379,467)		384,359
VARIABLE RATE SENIOR LOAN INTERESTS 1.5% (h)
Consumer Discretionary 0.1%
Other Securities		2,138
Consumer Staples 0.1%
Other Securities		1,930
Energy 0.2%
Other Securities		3,382
Financials 0.6%
HUB International Ltd.
Term Loan B, 4.05%, 09/16/20	10,813	10,834
Health Care 0.4%
Other Securities		6,205
Industrials 0.1%
Other Securities		2,424
Information Technology 0.0%
Fiserv Inc.
Term Loan A, 2.24%, 10/25/18 (g) (i)	260	259
Total Variable Rate Senior Loan Interests (cost $27,048)		27,172
SHORT TERM INVESTMENTS 15.6%
Investment Companies 15.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (j)	5,000	5,000
T. Rowe Price Government Reserve Fund, 0.98% (f) (j)	279,969	279,969
		284,969
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (j)	7,699	7,699
Total Short Term Investments (cost $292,668)		292,668
Total Investments 101.0% (cost $1,758,271)		1,890,203
Other Derivative Instruments (0.4)%		(6,812)
Other Assets and Liabilities, Net (0.6)%		(11,132)
Total Net Assets 100.0%		$1,872,259

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Perpetual security.

(d) All or portion of the security was on loan.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $103,386 and 5.5%, respectively.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

(i) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
MasterCard Inc.	Call	125.00	01/19/18	10	$(5)
MasterCard Inc.	Call	130.00	01/19/18	1	—
MasterCard Inc.	Call	120.00	01/19/18	8	(6)
MasterCard Inc.	Call	120.00	01/19/18	10	(8)
MasterCard Inc.	Call	120.00	01/19/18	3	(2)
					$(21)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Options on Securities
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	10	$(81)
Alphabet Inc. - Class C	CGM	Call	860.00	01/19/18	7	(77)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	7	(57)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	10	(81)
Alphabet Inc. - Class C	CGM	Call	840.00	01/19/18	7	(87)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(50)
Alphabet Inc. - Class C	CGM	Call	860.00	01/19/18	7	(77)
Alphabet Inc. - Class C	CGM	Call	840.00	01/19/18	7	(87)
Alphabet Inc. - Class C	CGM	Call	880.00	01/19/18	7	(57)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	10	(59)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	10	(59)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	11	(65)
Alphabet Inc. - Class C	CGM	Call	920.00	01/19/18	6	(35)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	7	(49)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	6	(42)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	11	(77)
Alphabet Inc. - Class C	CGM	Call	900.00	01/19/18	7	(49)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	6	(30)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(50)
Alphabet Inc. - Class C	CGM	Call	940.00	01/19/18	10	(50)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	7	(49)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	11	(77)
Alphabet Inc. - Class C	DUB	Call	880.00	01/19/18	10	(81)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	11	(77)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	9	(53)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	7	(41)
Alphabet Inc. - Class C	DUB	Call	900.00	01/19/18	9	(63)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	8	(40)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	8	(47)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	7	(35)
Alphabet Inc. - Class C	DUB	Call	940.00	01/19/18	8	(40)
Alphabet Inc. - Class C	DUB	Call	920.00	01/19/18	8	(47)
Amazon.com Inc.	CGM	Call	1,000.00	01/19/18	18	(113)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(139)
Amazon.com Inc.	DUB	Call	1,000.00	01/19/18	18	(113)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	17	(147)
Amazon.com Inc.	DUB	Call	1,100.00	01/19/18	34	(99)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(139)
Amazon.com Inc.	DUB	Call	1,080.00	01/19/18	33	(111)
Amazon.com Inc.	DUB	Call	950.00	01/19/18	16	(139)
American Tower Corp.	CGM	Call	120.00	01/19/18	126	(194)
American Tower Corp.	CGM	Call	115.00	01/19/18	126	(248)
Apple Inc.	CGM	Call	175.00	01/19/18	242	(36)
Apple Inc.	CGM	Call	180.00	01/19/18	243	(26)
Biogen Inc.	CGM	Call	350.00	01/19/18	30	(24)
Biogen Inc.	CGM	Call	350.00	01/19/18	18	(14)
Boeing Co.	MLP	Call	175.00	01/19/18	271	(730)
Danaher Corp.	CGM	Call	90.00	01/19/18	29	(5)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Danaher Corp.	CGM	Call	90.00	01/19/18	93	(15)
Danaher Corp.	DUB	Call	90.00	01/19/18	409	(67)
Danaher Corp.	DUB	Call	90.00	01/19/18	182	(30)
Danaher Corp.	DUB	Call	90.00	01/19/18	129	(21)
PNC Financial Services Group Inc.	CSI	Call	135.00	01/19/18	136	(43)
PNC Financial Services Group Inc.	CSI	Call	135.00	01/19/18	136	(43)
PNC Financial Services Group Inc.	RBC	Call	135.00	01/19/18	135	(43)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	85	(117)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	58	(80)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	159	(219)
UnitedHealth Group Inc.	RBC	Call	180.00	01/19/18	30	(41)
Visa Inc.	CGM	Call	95.00	01/19/18	53	(25)
Visa Inc.	CGM	Call	95.00	01/19/18	53	(25)
Visa Inc.	CGM	Call	90.00	01/19/18	115	(88)
Visa Inc.	CGM	Call	95.00	01/19/18	268	(126)
Visa Inc.	CGM	Call	95.00	01/19/18	238	(112)
Visa Inc.	CGM	Call	95.00	01/19/18	268	(126)
Visa Inc.	CGM	Call	95.00	01/19/18	267	(126)
Visa Inc.	CGM	Call	105.00	01/19/18	38	(5)
Visa Inc.	CGM	Call	105.00	01/19/18	76	(10)
Visa Inc.	CGM	Call	105.00	01/19/18	151	(20)
Visa Inc.	CGM	Call	105.00	01/19/18	38	(5)
Visa Inc.	CGM	Call	90.00	01/19/18	152	(116)
Visa Inc.	CGM	Call	90.00	01/19/18	309	(236)
Visa Inc.	CGM	Call	105.00	01/19/18	113	(15)
Visa Inc.	CGM	Call	110.00	01/18/19	20	(8)
Visa Inc.	CGM	Call	115.00	01/18/19	76	(22)
Visa Inc.	CGM	Call	115.00	01/18/19	19	(6)
Visa Inc.	CGM	Call	105.00	01/18/19	77	(43)
Visa Inc.	CGM	Call	105.00	01/18/19	19	(11)
Visa Inc.	CGM	Call	110.00	01/18/19	76	(30)
Wells Fargo & Co.	JPM	Call	65.00	01/19/18	596	(27)
Zoetis Inc.	DUB	Call	62.50	01/19/18	326	(114)
Zoetis Inc.	DUB	Call	65.00	01/19/18	326	(74)
Zoetis Inc.	DUB	Call	60.00	01/19/18	305	(152)
Zoetis Inc.	DUB	Call	60.00	01/19/18	305	(152)
Zoetis Inc.	GSC	Call	62.50	01/19/18	19	(7)
Zoetis Inc.	GSC	Call	62.50	01/19/18	2	(1)
Zoetis Inc.	GSC	Call	60.00	01/19/18	163	(81)
Zoetis Inc.	GSC	Call	62.50	01/19/18	163	(57)
Zoetis Inc.	GSC	Call	62.50	01/19/18	26	(9)
Zoetis Inc.	GSC	Call	60.00	01/19/18	2	(1)
Zoetis Inc.	GSC	Call	60.00	01/19/18	19	(10)
Zoetis Inc.	GSC	Call	60.00	01/19/18	26	(13)
Zoetis Inc.	GSC	Call	62.50	01/19/18	86	(30)
Zoetis Inc.	GSC	Call	60.00	01/19/18	86	(43)
						$(6,791)

Summary of Written Options
	Number of Contracts†	Premiums
Options outstanding at December 31, 2016	14,089	$4,335
Options written during the period	7,401	2,728
Options closed during the period	(1,266)	(548)
Options exercised during the period	(5,520)	(1,246)
Options expired during the period	(6,722)	(1,468)
Options outstanding at June 30, 2017	7,982	$3,801

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/The Boston Company Equity Income Fund
COMMON STOCKS 99.0%
Consumer Discretionary 6.2%
Comcast Corp. - Class A	66	$2,587
Goodyear Tire & Rubber Co.	48	1,665
Las Vegas Sands Corp.	13	840
Nordstrom Inc. (a)	25	1,200
Omnicom Group Inc.	30	2,475
		8,767
Consumer Staples 7.0%
Coca-Cola Co.	43	1,935
Coca-Cola European Partners Plc	28	1,154
ConAgra Brands Inc.	25	903
Kellogg Co.	37	2,588
Kraft Heinz Foods Co.	15	1,287
Molson Coors Brewing Co. - Class B	16	1,371
Walgreens Boots Alliance Inc.	9	711
		9,949
Energy 9.8%
EOG Resources Inc.	33	3,031
Hess Corp.	35	1,528
Occidental Petroleum Corp.	74	4,403
Phillips 66	34	2,786
Schlumberger Ltd.	34	2,213
		13,961
Financials 31.4%
Allstate Corp.	16	1,456
American Express Co.	19	1,615
American International Group Inc.	23	1,407
Ameriprise Financial Inc.	12	1,476
Bank of America Corp.	150	3,650
BB&T Corp.	32	1,452
Berkshire Hathaway Inc. - Class B (b)	29	4,929
Chubb Ltd.	10	1,403
Citigroup Inc.	68	4,580
Goldman Sachs Group Inc.	8	1,770
Hartford Financial Services Group Inc.	21	1,113
JPMorgan Chase & Co.	75	6,894
PNC Financial Services Group Inc.	20	2,532
Prudential Financial Inc.	20	2,132
SunTrust Banks Inc.	37	2,110
Synchrony Financial	84	2,513
U.S. Bancorp	38	1,947
Voya Financial Inc.	43	1,584
		44,563
Health Care 11.4%
Abbott Laboratories	29	1,428
Aetna Inc.	18	2,781
AmerisourceBergen Corp.	16	1,469
Bristol-Myers Squibb Co.	14	754
Eli Lilly & Co.	9	725
Gilead Sciences Inc.	15	1,075
Johnson & Johnson	18	2,431
Merck & Co. Inc.	62	3,997
UnitedHealth Group Inc.	8	1,493
		16,153
Industrials 7.9%
Delta Air Lines Inc.	23	1,248
Honeywell International Inc.	15	2,003
L3 Technologies Inc.	10	1,650
Raytheon Co.	16	2,597
United Technologies Corp.	30	3,627
		11,125
Information Technology 10.0%
Apple Inc.	13	1,840
Cisco Systems Inc.	117	3,653
Corning Inc.	84	2,520
Harris Corp.	10	1,056
Microchip Technology Inc.	14	1,064
Oracle Corp.	44	2,196
	Shares/Par†	Value
Texas Instruments Inc.	25	1,911
		14,240
Materials 7.3%
CF Industries Holdings Inc.	42	1,165
Dow Chemical Co.	39	2,434
Martin Marietta Materials Inc.	7	1,617
Newmont Mining Corp.	40	1,287
Packaging Corp. of America	20	2,240
Vulcan Materials Co.	12	1,568
		10,311
Real Estate 2.3%
Lamar Advertising Co. - Class A	20	1,469
Uniti Group Inc.	73	1,842
		3,311
Telecommunication Services 3.8%
AT&T Inc.	108	4,066
Vodafone Group Plc - ADR	46	1,330
		5,396
Utilities 1.9%
FirstEnergy Corp.	56	1,647
NRG Yield Inc. - Class C	56	982
		2,629
Total Common Stocks (cost $126,243)		140,405
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	998	998
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	1,127	1,127
Total Short Term Investments (cost $2,125)		2,125
Total Investments 100.5% (cost $128,368)		142,530
Other Assets and Liabilities, Net (0.5)%		(678)
Total Net Assets 100.0%		$141,852

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 96.8%
Consumer Discretionary 14.9%
Carnival Plc	95	$6,249
Dollar Tree Inc. (a)	109	7,653
Penske Auto Group Inc.	116	5,075
Target Corp.	94	4,931
		23,908
Consumer Staples 9.7%
Altria Group Inc.	94	7,035
Colgate-Palmolive Co.	63	4,650
Spectrum Brands Holdings Inc. (b)	30	3,803
		15,488
Financials 18.7%
Berkshire Hathaway Inc. - Class B (a)	69	11,693
BlackRock Inc.	19	7,929
Cincinnati Financial Corp.	41	2,985
Wells Fargo & Co.	134	7,433
		30,040
Health Care 4.0%
Eli Lilly & Co.	78	6,398
Industrials 30.3%
Deere & Co.	56	6,901
General Dynamics Corp.	40	7,995
General Electric Co.	251	6,767
Norfolk Southern Corp.	67	8,176
Old Dominion Freight Line Inc.	77	7,322
Orbital ATK Inc.	76	7,426
USG Corp. (a)	139	4,041
		48,628
Information Technology 7.9%
Apple Inc.	50	7,150
Citrix Systems Inc. (a)	70	5,575
		12,725
Materials 11.3%
Martin Marietta Materials Inc.	42	9,257
NewMarket Corp.	14	6,493
Tredegar Corp.	161	2,452
		18,202
Total Common Stocks (cost $127,153)		155,389
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	5,017	5,017
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	1,605	1,605
Total Short Term Investments (cost $6,622)		6,622
Total Investments 100.9% (cost $133,775)		162,011
Other Assets and Liabilities, Net (0.9)%		(1,497)
Total Net Assets 100.0%		$160,514

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/Van Eck International Gold Fund (a)
COMMON STOCKS 98.8%
Financials 0.3%
First Mining Finance Corp. (b)	342	$174
Materials 98.5%
Agnico-Eagle Mines Ltd.	63	2,858
Alamos Gold Inc. - Class A	2	12
Alamos Gold Inc. - Class A	313	2,249
Argonaut Gold Inc. (b) (c)	518	947
Asanko Gold Inc. (b) (c)	99	152
Asanko Gold Inc. (b) (c)	83	127
Atacama Pacific Gold Corp. (b)	399	215
AuRico Metals Inc. (b)	641	563
Auryn Resources Inc. (b)	120	281
B2Gold Corp. (b) (c)	1,407	3,954
Barrick Gold Corp.	66	1,056
Bear Creek Mining Corp. (b) (c)	328	531
Belo Sun Mining Corp. (b) (c)	630	292
Bonterra Resources Inc. (b)	472	167
Bonterra Resources Inc. (b) (d) (e) (f)	862	291
Brio Gold Inc. (b)	225	434
Cardinal Resources Ltd. (b)	1,731	705
Columbus Gold Corp. (b)	573	314
Continental Gold Inc. (b)	737	2,172
Corvus Gold Inc. (b)	117	68
Corvus Gold Inc. (b)	147	79
Detour Gold Corp. (b)	78	907
Eastmain Resources Inc. (b) (c)	633	161
Evolution Mining Ltd.	1,401	2,599
Fortuna Silver Mines Inc. (b) (c)	63	308
Fresnillo Plc	138	2,680
Gold Road Resources Ltd. (b) (c)	2,757	1,428
Gold Standard Ventures Corp. (b) (c)	173	296
Goldcorp Inc.	127	1,645
Guyana Goldfields Inc. (b)	239	1,121
Iamgold Corp. (b)	263	1,357
Integra Gold Corp. (b)	2,400	1,740
Kinross Gold Corp. (b)	364	1,482
Kirkland Lake Gold Inc.	161	1,523
Klondex Mines Ltd. (b)	372	1,254
Leagold Mining Corp. (b)	313	570
Liberty Gold Corp. (b) (c)	646	199
Lundin Gold Inc. (b)	76	322
MAG Silver Corp. (b)	41	537
Midas Gold Corp. (b)	280	155
New Gold Inc. (b)	257	816
New Gold Inc. (b)	30	96
Newcastle Gold Ltd. (b)	401	278
Newcrest Mining Ltd.	79	1,222
Newmont Mining Corp.	76	2,458
Northern Star Resources Ltd.	273	1,000
NovaGold Resources Inc. (b) (c)	105	479
OceanaGold Corp	183	552
Orezone Gold Corp. (b)	901	507
Osisko Mining Inc. (b) (c) (g)	148	468
Osisko Mining Inc. (b) (c)	30	95
Otis Gold Corp. (b)	405	90
Pan American Silver Corp.	34	572
Premier Gold Mines Ltd. (b) (c)	238	538
Pretium Resources Inc. (b) (c)	76	730

	Shares/Par†	Value
Randgold Resources Ltd. - ADR	21	1,893
Richmont Mines Inc. (b)	35	273
Richmont Mines Inc. (b)	30	234
Roxgold Inc. (b) (g)	472	408
Roxgold Inc. (b)	235	203
Royal Gold Inc.	23	1,767
Rye Patch Gold Corp. (b)	1,343	238
Sabina Gold & Silver Corp. (b) (c)	866	1,336
Saracen Mineral Holdings Ltd. (b)	584	523
SEMAFO Inc. (b)	259	597
Sulliden Mining Capital Inc. (b)	54	11
Tahoe Resources Inc.	44	379
Tahoe Resources Inc.	75	647
TMAC Resources Inc. (b) (c)	102	1,145
Torex Gold Resources Inc. (b)	119	2,260
West African Resources Ltd. (b) (d) (e) (f)	972	253
Wheaton Precious Metals Corp.	69	1,370
Yamana Gold Inc.	202	490
Yamana Gold Inc.	159	385
		62,064
Total Common Stocks (cost $56,759)		62,238
WARRANTS 0.0%
Pilot Gold Inc. (b)	192	14
Total Warrants (cost $21)		14
SHORT TERM INVESTMENTS 6.8%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (h) (i)	933	933
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.87% (i) (j)	108	108
		1,041
Securities Lending Collateral 5.1%
Securities Lending Cash Collateral Fund LLC, 0.88% (h) (i)	3,233	3,233
Total Short Term Investments (cost $4,274)		4,274
Total Investments 105.6% (cost $61,054)		66,526
Other Assets and Liabilities, Net (5.6)%		(3,541)
Total Net Assets 100.0%		$62,985

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $876 and 1.4%, respectively.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

(j) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

Summary of Investments by Country^	Total Long Term Investments
Australia	12.9%
Canada	67.7
Jersey	3.0
United Kingdom	4.3
United States of America	12.1
100.0%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Summary of Investments by Country^	Total Long Term Investments
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Bonterra Resources Inc.	02/08/17	$183	$291	0.5%
West African Resources Ltd.	06/23/17	234	253	0.4
		$417	$544	0.9%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/WCM Focused International Equity Fund
COMMON STOCKS 95.3%
Australia 4.8%
CSL Ltd.	510	$54,116
Brazil 2.0%
Raia Drogasil SA	1,057	22,493
Canada 3.8%
Canadian Pacific Railway Co.	264	42,440
China 7.2%
Ctrip.com International Ltd. - ADR (a)	662	35,676
Tencent Holdings Ltd.	1,276	45,816
		81,492
Denmark 7.9%
Chr Hansen Holding A/S	400	29,173
Coloplast A/S - Class B	397	33,206
Novozymes A/S - Class B	615	26,933
		89,312
France 8.0%
Cie Generale d'Optique Essilor International SA	215	27,439
Hermes International SCA	53	26,388
LVMH Moet Hennessy Louis Vuitton SE	147	36,803
		90,630
Germany 2.2%
Adidas AG	130	24,949
Hong Kong 2.4%
AIA Group Ltd.	3,760	27,557
India 3.4%
HDFC Bank Ltd. - ADR	442	38,478
Ireland 5.9%
Accenture Plc - Class A	331	40,877
ICON Plc (a)	267	26,060
		66,937
Italy 2.0%
Luxottica Group SpA	382	22,028
Japan 5.5%
Keyence Corp.	94	41,242
Sysmex Corp.	340	20,352
		61,594
Mexico 2.5%
Wal-Mart de Mexico SAB de CV	12,318	28,595
	Shares/Par†	Value
Netherlands 2.4%
Core Laboratories NV (b)	269	27,239
Russian Federation 2.4%
Yandex NV - Class A (a)	1,030	27,032
South Korea 2.8%
Amorepacific Corp.	119	31,570
Spain 1.4%
Inditex SA	422	16,240
Sweden 2.1%
Atlas Copco AB - Class A	604	23,251
Switzerland 6.9%
Nestle SA	528	46,035
SGS SA	13	31,663
		77,698
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,118	39,096
United Kingdom 11.9%
Compass Group Plc	2,026	42,758
Experian Plc	2,005	41,145
Reckitt Benckiser Group Plc	492	49,914
		133,817
United States of America 4.3%
Chubb Ltd.	336	48,863
Total Common Stocks (cost $878,402)		1,075,427
SHORT TERM INVESTMENTS 7.5%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 0.88% (c) (d)	48,319	48,319
Securities Lending Collateral 3.2%
Securities Lending Cash Collateral Fund LLC, 0.88% (c) (d)	35,727	35,727
Total Short Term Investments (cost $84,046)		84,046
Total Investments 102.8% (cost $962,448)		1,159,473
Other Assets and Liabilities, Net (2.8)%		(31,577)
Total Net Assets 100.0%		$1,127,896

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Currency Abbreviations:

AED - United Arab Emirates Dirham	EGP - Egyptian Pound	KRW - Korean Won	SAR - Saudi Riyal
ARS - Argentine Peso	EUR - European Currency Unit (Euro)	KZT - Kazakh Tenge	SEK - Swedish Krona
AUD - Australian Dollar	GBP - British Pound	LKR - Sri Lankan Rupee	SGD - Singapore Dollar
BRL - Brazilian Real	GEL - Georgian Lari	MAD - Moroccan Dirham	THB - Thai Baht
CAD - Canadian Dollar	HKD - Hong Kong Dollar	MXN - Mexican Peso	TRY - New Turkish Lira
CHF - Swiss Franc	HUF - Hungarian Forint	NOK - Norwegian Krone	UGX - Uganda Shilling
CLP - Chilean Peso	IDR - Indonesian Rupiah	NZD - New Zealand Dollar	USD - United States Dollar
CNH - Chinese Offshore Yuan	ILS - Israeli New Shekel	OMR - Omani Rial	UYU - Uruguayan Peso
CNY - Chinese Yuan	INR - Indian Rupee	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	ISK - Icelandic Krona - Onshore	PLN - Polish Zloty
CZK - Czech Republic Korunas	JPY - Japanese Yen	RSD - Serbian Dinar
DOP - Dominican Peso	KES - Kenyan Shilling	RUB - Russian Ruble

Abbreviations:

ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
CAC - Cotation Assistee en Continu	JSE - Johannesburg Stock Exchange
CDI - Chess Depository Interest	LIBOR - London Interbank Offer Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	LME - London Metal Exchange
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MBS - Mortgage Backed Security
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CLO - Collateralized Loan Obligation	MLP - Master Limited Partnership
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia and Far East	NASDAQ - National Association of Securities Dealers Automated Quotations
ETF - Exchange Traded Fund	OAT - Obligations Assimilables du Tresor
Euribor - Europe Interbank Offered Rate	OJSC - Open Joint-Stock Company
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro-OAT - debt instrument issued by the Republic of France	SPI - Schedule Performance Index
with a term of 8.5 to 10.5 years	ULSD - Ultra Low Sulfur Diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years
FTSE - Financial Times and the London Stock Exchange

Counterparty Abbreviations:

APS - Amherst Pierpont Securities LLC	GSC - Goldman Sachs & Co.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CCI - Citicorp Securities, Inc.	SCB - Standard Chartered Bank
CGM - Citigroup Global Markets	SGB - Societe Generale Bannon LLC
CIT - Citibank, Inc.	SSB - State Street Brokerage Services, Inc.
CSI - Credit Suisse Securities, LLC	UBS - UBS Securities LLC
DUB - Deutsche Bank Alex Brown Inc.

†   Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or notional. Futures are quoted in unrounded contracts.

"-" Amount rounds to less than one thousand or 0.05%.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2017. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(i)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Assets
Investments - unaffiliated, at value (a)(d)	$116,408	$260,863	$197,258	$25,874	$227,135	$121,378
Investments - affiliated, at value (b)	13,849	29,649	27,198	6,088	—	—
Repurchase agreements (a)	—	—	—	—	54,126	—
Total investments, at value (c)	130,257	290,512	224,456	31,962	281,261	121,378
Cash	47	150	147	—	—	—
Foreign currency (e)	—	—	—	10	26,764	—
Receivable for:
Investment securities sold	230	—	83	—	8,538	1,060
Fund shares sold	2	117	299	134	31	1
Dividends and interest	2	3	2	29	2,340	65
Deposits with brokers and counterparties	—	—	—	1,762	3,962	—
Receivable from adviser	44	98	74	3	10	—
Derivative instruments:
Variation margin on derivative instruments	—	—	—	158	70	—
Purchased options, at value (h)	—	—	—	—	360	—
Forward foreign currency contracts	—	—	—	52	407	—
OTC swap agreements	—	—	—	5	481	—
OTC swap premiums paid	—	—	—	—	2,092	—
Other assets	3	5	3	1	6	2
Total assets	130,585	290,885	225,064	34,116	326,322	122,506
Liabilities
Cash overdraft	—	—	—	268	505	477
Payable for reverse repurchase agreements	—	—	—	—	25,368	—
Payable for:
Advisory fees	74	163	123	24	182	78
Administrative fees	15	33	25	4	29	15
12b-1 fees	4	9	6	1	8	4
Investment securities purchased	—	—	—	—	6,627	187
Fund shares redeemed	117	30	112	15	80	118
Dividends on securities sold short	—	—	—	—	580	—
Interest expense and brokerage charges	—	—	—	—	55	—
Trustee fees	4	7	6	6	23	17
Chief compliance officer fees	—	—	—	—	1	—
Other expenses	1	7	4	2	11	2
Deposits from counterparties	—	—	—	—	185	—
Return of securities loaned	10,852	25,593	24,275	—	—	3,268
Derivative instruments:
Variation margin on derivative instruments	—	—	—	156	16	—
Written options, at value (g)	—	—	—	—	26	—
Forward foreign currency contracts	—	—	—	156	1,824	—
OTC swap agreements	—	—	—	16	1,545	—
OTC swap premiums received	—	—	—	—	2,417	—
Investment in securities sold short, at value (f)	—	—	—	—	54,123	—
Total liabilities	11,067	25,842	24,551	648	93,605	4,166
Net assets	$119,518	$265,043	$200,513	$33,468	$232,717	$118,340
Net assets consist of:
Paid-in capital	$110,528	$239,544	$179,337	$51,012	$259,408	$88,592
Undistributed (excess of distributions
over) net investment income (loss)	2,703	5,720	3,884	(202)	5,705	284
Accumulated net realized gain (loss)	(401)	(443)	(1,428)	(16,826)	(29,929)	7,581
Net unrealized appreciation (depreciation) on
investments and foreign currency	6,688	20,222	18,720	(516)	(2,467)	21,883
	$119,518	$265,043	$200,513	$33,468	$232,717	$118,340
Shares outstanding (no par values), unlimited
shares authorized	10,128	20,734	15,099	2,517	24,134	12,060
Net asset value per share	$11.80	$12.78	$13.28	$13.30	$9.64	$9.81
(a) Investments - unaffiliated, at cost	$109,720	$240,641	$178,538	$25,861	$280,742	$99,495
(b) Investments - affiliated, at cost	13,849	29,649	27,198	6,088	—	—
(c) Total investments, at cost	$123,569	$270,290	$205,736	$31,949	$280,742	$99,495
(d) Including value of securities on loan	$10,627	$25,068	$23,786	$—	$—	$4,737
(e) Foreign currency cost	—	—	—	10	26,373	—
(f) Proceeds from securities sold short	—	—	—	—	53,026	—
(g) Premiums from written options	—	—	—	—	33	—
(h) Purchased options, at cost	—	—	—	—	492	—

(i)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Assets
Investments - unaffiliated, at value (a)(d)	$2,495,576	$367,174	$65,946	$134,194	$52,289	$145,210
Investments - affiliated, at value (b)	93,637	17,545	2,468	2,068	2,063	7,139
Total investments, at value (c)	2,589,213	384,719	68,414	136,262	54,352	152,349
Cash	67	4,884	6	593	—	2,130
Foreign currency (e)	—	3,308	60	—	114	—
Receivable for:
Investment securities sold	254	9,528	—	2,147	58	—
Fund shares sold	1,209	182	24	55	32	42
Dividends and interest	8,766	5,806	346	152	128	285
Deposits with brokers and counterparties	—	9,893	—	—	—	390
Receivable from adviser	—	13	—	—	—	—
Derivative instruments:
Variation margin on derivative instruments	—	629	—	—	—	—
Purchased options, at value (h)	—	1,345	—	—	—	—
Forward foreign currency contracts	—	5,242	—	—	—	27,126
OTC swap and forward volatility agreements	—	4,443	—	—	—	—
OTC swap premiums paid	—	7,456	—	—	—	—
Other assets	40	9	1	3	3	4
Total assets	2,599,549	437,457	68,851	139,212	54,687	182,326
Liabilities
Payable for:
Advisory fees	984	316	39	66	36	86
Administrative fees	314	50	9	17	7	18
12b-1 fees	83	13	2	4	2	5
Investment securities purchased	54,500	16	—	2,138	445	—
Fund shares redeemed	392	386	6	26	10	123
Dividends on securities sold short	—	152	—	—	—	—
Interest expense and brokerage charges	—	2	—	—	—	—
Trustee fees	50	25	5	8	4	29
Chief compliance officer fees	3	1	—	—	—	—
Other expenses	47	53	—	2	1	1
Deposits from counterparties	—	1,367	—	—	—	2,520
Return of securities loaned	—	—	1,017	—	271	3,605
Derivative instruments:
Variation margin on derivative instruments	—	500	—	—	—	—
Written options, at value (g)	—	585	—	2,712	—	—
Forward foreign currency contracts	—	10,241	—	—	—	26,600
OTC swap and forward volatility agreements	—	5,283	—	—	—	—
OTC swap premiums received	—	5,696	—	—	—	—
Investment in securities sold short, at value (f)	—	8,628	—	—	—	—
Total liabilities	56,373	33,314	1,078	4,973	776	32,987
Net assets	$2,543,176	$404,143	$67,773	$134,239	$53,911	$149,339
Net assets consist of:
Paid-in capital	$2,431,106	$390,815	$64,500	$118,319	$50,581	$148,707
Undistributed (excess of distributions
over) net investment income (loss)	106,841	13,632	4,359	3,312	1,642	(1,651)
Accumulated net realized gain (loss)	(14,222)	(6,478)	(5,528)	(2,960)	(4,384)	1,781
Net unrealized appreciation (depreciation) on
investments and foreign currency	19,451	6,174	4,442	15,568	6,072	502
	$2,543,176	$404,143	$67,773	$134,239	$53,911	$149,339
Shares outstanding (no par values), unlimited
shares authorized	231,342	40,342	5,461	11,022	4,426	15,222
Net asset value per share	$10.99	$10.02	$12.41	$12.18	$12.18	$9.81
(a) Investments - unaffiliated, at cost	$2,476,125	$351,600	$61,511	$118,538	$46,218	$145,233
(b) Investments - affiliated, at cost	93,637	17,545	2,468	2,068	2,063	7,139
(c) Total investments, at cost	$2,569,762	$369,145	$63,979	$120,606	$48,281	$152,372
(d) Including value of securities on loan	$—	$—	$976	$—	$247	$3,531
(e) Foreign currency cost	—	3,296	59	—	114	—
(f) Proceeds from securities sold short	—	7,994	—	—	—	—
(g) Premiums from written options	—	1,562	—	2,625	—	—
(h) Purchased options, at cost	—	3,539	—	—	—	—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(i)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Assets
Investments - unaffiliated, at value (a)(d)	$11,695	$271,935	$492,635	$151,688	$1,604,101	$140,405
Investments - affiliated, at value (b)	2,445	13,347	11,906	5,914	286,102	2,125
Total investments, at value (c)	14,140	285,282	504,541	157,602	1,890,203	142,530
Cash	1	2,083	4,273	1,362	2,763	—
Cash collateral segregated for short sales	—	108,441	—	—	—	—
Foreign currency (e)	—	—	1,013	14	—	—
Receivable for:
Investment securities sold	—	156	18,935	3,135	11,737	1,218
Fund shares sold	1	46	3,679	57	7,903	70
Dividends and interest	34	1,113	4,212	941	6,469	312
Deposits with brokers and counterparties	—	—	2,025	953	—	—
Receivable from adviser	—	6	—	32	—	—
Derivative instruments:
Variation margin on derivative instruments	348	—	184	134	—	—
Purchased options, at value (h)	—	—	168	—	—	—
Forward foreign currency contracts	—	—	489	—	—	—
OTC swap agreements	—	—	782	91	—	—
OTC swap premiums paid	—	—	172	533	—	—
Other assets	1	11	4	4	16	3
Total assets	14,525	397,138	540,477	164,858	1,919,091	144,133
Liabilities
Payable for reverse repurchase agreements	—	—	4,088	—	—	—
Payable for:
Advisory fees	7	194	139	121	999	64
Administrative fees	2	34	52	19	221	17
12b-1 fees	1	10	13	5	60	5
Investment securities purchased	—	3,474	28,507	5,327	30,350	1,051
Fund shares redeemed	1	119	103	153	643	9
Treasury roll transactions	—	—	57,858	—	—	—
Dividends on securities sold short	—	14	—	—	—	—
Interest expense and brokerage charges	—	—	3	59	—	—
Trustee fees	3	74	7	15	13	6
Chief compliance officer fees	—	1	1	—	2	—
Other expenses	—	5	8	3	33	2
Deposits from counterparties	—	—	790	—	—	—
Return of securities loaned	—	—	11,906	—	7,699	1,127
Derivative instruments:
Variation margin on derivative instruments	6	—	44	10	—	—
Written options, at value (g)	—	—	137	—	6,812	—
Forward foreign currency contracts	—	—	1,103	—	—	—
OTC swap agreements	—	—	76	124	—	—
OTC swap premiums received	—	—	1,140	350	—	—
Investment in securities sold short, at value (f)	—	116,781	—	4,309	—	—
Total liabilities	20	120,706	105,975	10,495	46,832	2,281
Net assets	$14,505	$276,432	$434,502	$154,363	$1,872,259	$141,852
Net assets consist of:
Paid-in capital	$91,502	$288,232	$413,091	$179,228	$1,679,194	$115,927
Undistributed (excess of distributions
over) net investment income (loss)	(357)	(4,094)	14,989	7,965	19,753	3,230
Accumulated net realized gain (loss)	(76,629)	(14,878)	786	(34,526)	44,388	8,533
Net unrealized appreciation (depreciation) on
investments and foreign currency	(11)	7,172	5,636	1,696	128,924	14,162
	$14,505	$276,432	$434,502	$154,363	$1,872,259	$141,852
Shares outstanding (no par values), unlimited
shares authorized	1,151	26,693	37,061	16,913	135,912	8,897
Net asset value per share	$12.60	$10.36	$11.72	$9.13	$13.78	$15.94
(a) Investments - unaffiliated, at cost	$11,683	$258,223	$487,026	$150,055	$1,472,145	$126,243
(b) Investments - affiliated, at cost	2,445	13,347	11,906	5,914	286,126	2,125
(c) Total investments, at cost	$14,128	$271,570	$498,932	$155,969	$1,758,271	$128,368
(d) Including value of securities on loan	$—	$—	$11,699	$—	$7,531	$1,099
(e) Foreign currency cost	—	—	1,009	13	—	—
(f) Proceeds from securities sold short	—	110,244	—	4,269	—	—
(g) Premiums from written options	—	—	384	—	3,801	—
(h) Purchased options, at cost	—	—	346	—	—	—

(i)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2017

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund(f)	JNL/WCM Focused International Equity Fund
Assets
Investments - unaffiliated, at value (a)(d)	$155,389	$62,360	$1,075,427
Investments - affiliated, at value (b)	6,622	4,166	84,046
Total investments, at value (c)	162,011	66,526	1,159,473
Foreign currency (e)	—	2	—
Receivable for:
Fund shares sold	8	12	207
Dividends and interest	246	3	5,174
Receivable from adviser	—	—	21
Other assets	3	1	19
Total assets	162,268	66,544	1,164,894
Liabilities
Payable for:
Advisory fees	93	41	744
Administrative fees	20	8	141
12b-1 fees	5	2	35
Investment securities purchased	—	240	—
Fund shares redeemed	24	22	314
Trustee fees	3	12	14
Chief compliance officer fees	—	—	1
Other expenses	4	1	22
Return of securities loaned	1,605	3,233	35,727
Total liabilities	1,754	3,559	36,998
Net assets	$160,514	$62,985	$1,127,896
Net assets consist of:
Paid-in capital	$130,748	$127,123	$900,407
Undistributed (excess of distributions
over) net investment income (loss)	1,474	327	11,559
Accumulated net realized gain (loss)	57	(69,933)	18,823
Net unrealized appreciation (depreciation) on
investments and foreign currency	28,235	5,468	197,107
	$160,514	$62,985	$1,127,896
Shares outstanding (no par values), unlimited
shares authorized	11,864	6,044	85,285
Net asset value per share	$13.53	$10.42	$13.23
(a) Investments - unaffiliated, at cost	$127,153	$56,888	$878,402
(b) Investments - affiliated, at cost	6,622	4,166	84,046
(c) Total investments, at cost	$133,775	$61,054	$962,448
(d) Including value of securities on loan	$3,781	$3,311	$34,921
(e) Foreign currency cost	—	2	—

(f)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(b)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Investment Income
Dividends (a)	$1,173	$2,562	$1,855	$15	$90	$645
Foreign taxes withheld	—	—	—	—	(11)	—
Interest	—	—	—	180	6,757	—
Securities lending (a)	101	126	65	—	—	42
Total investment income	1,274	2,688	1,920	195	6,836	687

Expenses
Advisory fees	434	954	705	144	1,450	456
Administrative fees	87	191	141	25	229	86
12b-1 fees	112	245	181	33	296	110
Legal fees	5	11	9	2	14	5
Trustee fees	5	10	7	1	15	5
Chief compliance officer fees	1	3	2	—	4	1
Dividends on securities sold short	—	—	—	—	1,138	—
Interest expense	—	—	—	—	62	—
Short holdings borrowing fees	—	—	—	—	103	—
Other expenses	2	6	5	1	17	2
Total expenses	646	1,420	1,050	206	3,328	665
Expense waiver	(260)	(572)	(423)	(17)	(76)	—
Net expenses	386	848	627	189	3,252	665
Net investment income (loss)	888	1,840	1,293	6	3,584	22

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	393	1,959	1,792	8	2,916	3,774
Affiliated investments	—	—	—	—	26	—
Foreign currency	—	—	—	4	440	—
OTC derivative instruments	—	—	—	417	(4,289)	—
Exchange traded and centrally
cleared derivative instruments	—	—	—	1,395	(3,968)	—
Investment securities sold short	—	—	—	—	(1,117)	—
Net change in unrealized appreciation
(depreciation) on:
Investments	4,874	14,330	12,794	254	8,685	(2,640)
Foreign currency	—	—	—	2	655	—
OTC derivative instruments	—	—	—	(276)	(1,320)	—
Exchange traded and centrally
cleared derivative instruments	—	—	—	(505)	759	—
Investment securities sold short	—	—	—	—	(1,414)	—
Net realized and unrealized gain (loss)	5,267	16,289	14,586	1,299	1,373	1,134
Change in net assets from operations	$6,155	$18,129	$15,879	$1,305	$4,957	$1,156
(a) Income from affiliated investments	$109	$136	$73	$15	$44	$2

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Investment Income
Dividends (a)	$364	$263	$1,875	$1,556	$802	$24
Foreign taxes withheld	—	(115)	(74)	—	(29)	—
Interest	50,648	11,692	—	—	—	552
Securities lending (a)	—	—	18	—	21	—
Total investment income	51,012	11,840	1,819	1,556	794	576

Expenses
Advisory fees	5,903	1,951	270	394	238	643
Administrative fees	1,885	308	58	98	45	138
12b-1 fees	2,427	397	75	127	57	178
Legal fees	114	19	4	6	3	8
Trustee fees	102	17	3	5	3	8
Chief compliance officer fees	27	5	1	1	1	2
Dividends on securities sold short	—	156	—	—	—	—
Short holdings borrowing fees	—	32	—	—	—	—
Other expenses	49	19	1	4	4	7
Total expenses	10,507	2,904	412	635	351	984
Expense waiver	—	(55)	—	—	—	—
Net expenses	10,507	2,849	412	635	351	984
Net investment income (loss)	40,505	8,991	1,407	921	443	(408)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(4,885)	13,140	2,034	4,271	989	(1)
Affiliated investments	—	—	—	—	—	—
Foreign currency	—	488	(5)	—	(22)	—
OTC derivative instruments	—	(3,760)	—	—	18	1,782
Exchange traded and centrally
cleared derivative instruments	—	(7,511)	—	(78)	—	—
Brokerage commissions recaptured	—	—	1	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	33,755	17,013	3,393	966	6,586	1
Foreign currency	—	244	5	—	6	—
OTC derivative instruments	—	(16,628)	6	—	1	(686)
Exchange traded and centrally
cleared derivative instruments	—	2,374	—	(411)	—	—
Investment securities sold short	—	(604)	—	—	—	—
Net realized and unrealized gain (loss)	28,870	4,756	5,434	4,748	7,578	1,096
Change in net assets from operations	$69,375	$13,747	$6,841	$5,669	$8,021	$688
(a) Income from affiliated investments	$364	$58	$21	$6	$5	$24

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(b)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Investment Income
Dividends (a)	$6	$575	$11	$120	$8,591	$1,675
Foreign taxes withheld	—	—	—	—	(69)	(1)
Net interest (amortization)	90	(1,163)	7,738	2,299	6,175	—
Securities lending (a)	—	—	13	—	23	1
Total investment income	96	(588)	7,762	2,419	14,720	1,675

Expenses
Advisory fees	50	1,410	794	560	5,023	382
Administrative fees	13	249	298	89	1,102	104
12b-1 fees	16	321	381	113	1,414	134
Legal fees	1	15	18	10	69	6
Trustee fees	1	15	15	4	54	5
Chief compliance officer fees	—	4	4	1	14	2
Dividends on securities sold short	—	95	—	84	—	—
Interest expense	—	—	165	—	—	—
Other expenses	1	17	3	12	15	4
Total expenses	82	2,126	1,678	873	7,691	637
Expense waiver	—	(42)	—	(147)	(2)	—
Net expenses	82	2,084	1,678	726	7,689	637
Net investment income (loss)	14	(2,672)	6,084	1,693	7,031	1,038

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3	22,406	575	(80)	29,546	6,689
Affiliated investments	—	—	—	—	—	—
Foreign currency	—	—	(38)	(3)	10	—
OTC derivative instruments	—	—	574	124	1,414	—
Exchange traded and centrally
cleared derivative instruments	(428)	—	434	(805)	—	—
Investment securities sold short	—	(5,910)	—	(28)	—	—
Brokerage commissions recaptured	—	—	—	—	5	6
Net change in unrealized appreciation
(depreciation) on:
Investments	1	260	11,324	1,480	86,733	(2,809)
Foreign currency	—	1	13	14	5	—
OTC derivative instruments	—	—	(490)	(73)	(3,028)	—
Exchange traded and centrally
cleared derivative instruments	20	—	195	42	(9)	—
Investment securities sold short	—	(4,156)	—	(11)	—	—
Net realized and unrealized gain (loss)	(404)	12,601	12,587	660	114,676	3,886
Change in net assets from operations	$(390)	$9,929	$18,671	$2,353	$121,707	$4,924
(a) Income from affiliated investments	$6	$39	$13	$37	$763	$4

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2017

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund(b)	JNL/WCM Focused International Equity Fund
Investment Income
Dividends (a)	$1,312	$190	$14,980
Foreign taxes withheld	—	(4)	(1,119)
Securities lending (a)	2	76	42
Total investment income	1,314	262	13,903

Expenses
Advisory fees	567	258	4,295
Administrative fees	122	48	809
12b-1 fees	156	63	1,041
Legal fees	8	3	49
Trustee fees	7	2	42
Chief compliance officer fees	2	1	11
Other expenses	3	4	30
Total expenses	865	379	6,277
Expense waiver	—	—	(47)
Net expenses	865	379	6,230
Net investment income (loss)	449	(117)	7,673

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	2,873	2,638	18,629
Affiliated investments	—	—	—
Foreign currency	—	12	(156)
OTC derivative instruments	—	(13)	73
Brokerage commissions recaptured	1	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments	4,400	2,585	172,001
Foreign currency	—	(5)	121
OTC derivative instruments	—	—	(9)
Net realized and unrealized gain (loss)	7,274	5,217	190,659
Change in net assets from operations	$7,723	$5,100	$198,332
(a) Income from affiliated investments	$14	$77	$105

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(a)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$888	$1,840	$1,293	$6	$3,584	$22
Net realized gain (loss)	393	1,959	1,792	1,824	(5,992)	3,774
Net change in unrealized appreciation
(depreciation)	4,874	14,330	12,794	(525)	7,365	(2,640)
Change in net assets from operations	6,155	18,129	15,879	1,305	4,957	1,156
Share transactions[1]
Proceeds from the sale of shares	12,155	27,861	23,584	4,363	16,078	12,013
Cost of shares redeemed	(13,043)	(27,036)	(13,297)	(7,911)	(162,827)	(8,147)
Change in net assets from
share transactions	(888)	825	10,287	(3,548)	(146,749)	3,866
Change in net assets	5,267	18,954	26,166	(2,243)	(141,792)	5,022
Net assets beginning of period	114,251	246,089	174,347	35,711	374,509	113,318
Net assets end of period	$119,518	$265,043	$200,513	$33,468	$232,717	$118,340
Undistributed (excess of distributions
over) net investment income (loss)	$2,703	$5,720	$3,884	$(202)	$5,705	$284

[1]Share Transactions
Shares Sold	1,053	2,247	1,841	329	1,677	1,250
Shares redeemed	(1,134)	(2,186)	(1,035)	(602)	(16,979)	(846)
Change in shares	(81)	61	806	(273)	(15,302)	404
Purchases and sales of long term
investments
Purchase of securities	$31,214	$66,751	$45,147	$957	$254,630	$15,450
Purchase of U.S. government securities	—	—	—	—	53,250	—
Total purchases	$31,214	$66,751	$45,147	$957	$307,880	$15,450
Proceeds from sales of securities	$32,596	$65,911	$34,467	$1,605	$369,736	$11,017
Proceeds from sales of U.S. government
securities	—	—	—	457	50,116	—
Total proceeds from sales	$32,596	$65,911	$34,467	$2,062	$419,852	$11,017
Security sold short covers	$—	$—	$—	$—	$208,641	$—
Securities sold short proceeds	$—	$—	$—	$—	$175,789	$—

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$40,505	$8,991	$1,407	$921	$443	$(408)
Net realized gain (loss)	(4,885)	2,357	2,030	4,193	985	1,781
Net change in unrealized appreciation
(depreciation)	33,755	2,399	3,404	555	6,593	(685)
Change in net assets from operations	69,375	13,747	6,841	5,669	8,021	688
Share transactions[1]
Proceeds from the sale of shares	247,076	28,193	14,635	12,535	14,558	3,192
Cost of shares redeemed	(334,284)	(66,053)	(36,759)	(12,681)	(39,717)	(64,701)
Change in net assets from
share transactions	(87,208)	(37,860)	(22,124)	(146)	(25,159)	(61,509)
Change in net assets	(17,833)	(24,113)	(15,283)	5,523	(17,138)	(60,821)
Net assets beginning of period	2,561,009	428,256	83,056	128,716	71,049	210,160
Net assets end of period	$2,543,176	$404,143	$67,773	$134,239	$53,911	$149,339
Undistributed (excess of distributions
over) net investment income (loss)	$106,841	$13,632	$4,359	$3,312	$1,642	$(1,651)

[1]Share Transactions
Shares Sold	22,779	2,863	1,231	1,038	1,308	326
Shares redeemed	(30,854)	(6,716)	(3,090)	(1,052)	(3,587)	(6,627)
Change in shares	(8,075)	(3,853)	(1,859)	(14)	(2,279)	(6,301)
Purchases and sales of long term
investments
Purchase of securities	$325,633	$170,232	$8,009	$35,890	$12,761	$21,600
Purchase of U.S. government securities	66,277	3,431	—	—	—	84,633
Total purchases	$391,910	$173,663	$8,009	$35,890	$12,761	$106,233
Proceeds from sales of securities	$187,740	$203,692	$28,269	$36,570	$38,735	$—
Proceeds from sales of U.S. government
securities	73,028	3,587	—	—	—	172,371
Total proceeds from sales	$260,768	$207,279	$28,269	$36,570	$38,735	$172,371
Security sold short covers	$—	$209	$—	$11,692	$—	$—
Securities sold short proceeds	$—	$3,767	$—	$11,611	$—	$—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Operations
Net investment income (loss)	$14	$(2,672)	$6,084	$1,693	$7,031	$1,038
Net realized gain (loss)	(425)	16,496	1,545	(792)	30,975	6,695
Net change in unrealized appreciation
(depreciation)	21	(3,895)	11,042	1,452	83,701	(2,809)
Change in net assets from operations	(390)	9,929	18,671	2,353	121,707	4,924
Share transactions[1]
Proceeds from the sale of shares	4,714	10,960	113,369	77,932	559,327	23,451
Cost of shares redeemed	(10,324)	(122,318)	(69,165)	(23,378)	(100,284)	(18,154)
Change in net assets from
share transactions	(5,610)	(111,358)	44,204	54,554	459,043	5,297
Change in net assets	(6,000)	(101,429)	62,875	56,907	580,750	10,221
Net assets beginning of period	20,505	377,861	371,627	97,456	1,291,509	131,631
Net assets end of period	$14,505	$276,432	$434,502	$154,363	$1,872,259	$141,852
Undistributed (excess of distributions
over) net investment income (loss)	$(357)	$(4,094)	$14,989	$7,965	$19,753	$3,230

[1]Share Transactions
Shares Sold	361	1,074	9,890	8,602	41,341	1,489
Shares redeemed	(791)	(11,971)	(6,041)	(2,583)	(7,541)	(1,151)
Change in shares	(430)	(10,897)	3,849	6,019	33,800	338
Purchases and sales of long term
investments
Purchase of securities	$9,026	$102,672	$108,021	$115,133	$697,310	$51,274
Purchase of U.S. government securities	—	—	235,571	774	—	—
Total purchases	$9,026	$102,672	$343,592	$115,907	$697,310	$51,274
Proceeds from sales of securities	$15,245	$213,022	$62,433	$57,878	$358,362	$44,821
Proceeds from sales of U.S. government
securities	—	—	203,152	—	—	—
Total proceeds from sales	$15,245	$213,022	$265,585	$57,878	$358,362	$44,821
Security sold short covers	$—	$90,814	$1	$3,999	$2,052	$—
Securities sold short proceeds	$—	$49,977	$72	$6,509	$2,728	$—

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2017

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund(a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$449	$(117)	$7,673
Net realized gain (loss)	2,874	2,637	18,546
Net change in unrealized appreciation
(depreciation)	4,400	2,580	172,113
Change in net assets from operations	7,723	5,100	198,332
Share transactions[1]
Proceeds from the sale of shares	10,879	16,425	119,190
Cost of shares redeemed	(23,784)	(16,114)	(198,255)
Change in net assets from
share transactions	(12,905)	311	(79,065)
Change in net assets	(5,182)	5,411	119,267
Net assets beginning of period	165,696	57,574	1,008,629
Net assets end of period	$160,514	$62,985	$1,127,896
Undistributed (excess of distributions
over) net investment income (loss)	$1,474	$327	$11,559

[1]Share Transactions
Shares Sold	815	1,526	9,692
Shares redeemed	(1,783)	(1,563)	(16,054)
Change in shares	(968)	(37)	(6,362)
Purchases and sales of long term
investments
Purchase of securities	$17,767	$15,670	$134,894
Proceeds from sales of securities	$29,904	$15,189	$203,850

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	JNL Tactical ETF Growth Fund	JNL/AQR Risk Parity Fund(a)	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund
Operations
Net investment income (loss)	$1,818	$3,885	$2,595	$(180)	$6,682	$251
Net realized gain (loss)	(512)	(1,880)	(2,778)	2,108	(14,216)	3,814
Net change in unrealized appreciation
(depreciation)	4,155	13,584	13,563	816	17,953	18,298
Change in net assets from operations	5,461	15,589	13,380	2,744	10,419	22,363
Distributions to shareholders
From net investment income	(1,319)	(2,980)	(2,085)	—	(10,988)	(151)
From net realized gains	(2,103)	(8,419)	(9,090)	—	—	(6,729)
Total distributions to shareholders	(3,422)	(11,399)	(11,175)	—	(10,988)	(6,880)
Share transactions[1]
Proceeds from the sale of shares	45,958	79,533	44,573	19,405	42,976	21,422
Reinvestment of distributions	3,422	11,399	11,175	—	10,988	6,880
Cost of shares redeemed	(18,858)	(40,032)	(27,683)	(23,196)	(135,910)	(13,132)
Change in net assets from
share transactions	30,522	50,900	28,065	(3,791)	(81,946)	15,170
Change in net assets	32,561	55,090	30,270	(1,047)	(82,515)	30,653
Net assets beginning of year	81,690	190,999	144,077	36,758	457,024	82,665
Net assets end of year	$114,251	$246,089	$174,347	$35,711	$374,509	$113,318
Undistributed (excess of distributions
over) net investment income (loss)	$1,815	$3,880	$2,591	$(208)	$2,121	$262

[1]Share Transactions
Shares Sold	4,129	6,715	3,678	4,919	4,535	2,412
Shares tendered in reverse share split (b)	—	—	—	(18,101)	—	—
Reinvestment of distributions	309	979	949	—	1,163	822
Shares redeemed	(1,695)	(3,384)	(2,277)	(9,195)	(14,330)	(1,543)
Change in shares	2,743	4,310	2,350	(22,377)	(8,632)	1,691

(a)	Consolidated Statement of Changes in Net Assets.
(b)

As of close of business on May 6, 2016, the JNL/AQR Risk Parity Fund implemented an 8 for 1 reverse share split, which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statement of Changes in Net Assets were not adjusted for the reverse share split.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$72,087	$20,751	$3,001	$2,406	$1,295	$(1,630)
Net realized gain (loss)	(9,383)	(24,118)	(4,016)	3,542	(4,656)	(2,373)
Net change in unrealized appreciation
(depreciation)	(22,205)	30,874	7,245	2,842	(2,251)	721
Change in net assets from operations	40,499	27,507	6,230	8,790	(5,612)	(3,282)
Distributions to shareholders
From net investment income	(41,372)	(20,376)	(3,185)	(3,535)	(1,102)	(4,700)
From net realized gains	—	—	—	(5,312)	(4,125)	—
Total distributions to shareholders	(41,372)	(20,376)	(3,185)	(8,847)	(5,227)	(4,700)
Share transactions[1]
Proceeds from the sale of shares	1,276,281	46,513	30,199	24,607	47,605	22,161
Reinvestment of distributions	41,372	20,376	3,185	8,847	5,227	4,700
Cost of shares redeemed	(529,255)	(110,502)	(49,459)	(61,785)	(94,170)	(37,406)
Change in net assets from
share transactions	788,398	(43,613)	(16,075)	(28,331)	(41,338)	(10,545)
Change in net assets	787,525	(36,482)	(13,030)	(28,388)	(52,177)	(18,527)
Net assets beginning of year	1,773,484	464,738	96,086	157,104	123,226	228,687
Net assets end of year	$2,561,009	$428,256	$83,056	$128,716	$71,049	$210,160
Undistributed (excess of distributions
over) net investment income (loss)	$66,336	$4,641	$2,952	$2,391	$1,199	$(1,243)

[1]Share Transactions
Shares Sold	117,999	4,821	2,621	2,119	4,169	2,182
Reinvestment of distributions	3,802	2,103	285	782	477	478
Shares redeemed	(48,898)	(11,454)	(4,365)	(5,417)	(8,340)	(3,694)
Change in shares	72,903	(4,530)	(1,459)	(2,516)	(3,694)	(1,034)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund
Operations
Net investment income (loss)	$(71)	$(7,733)	$7,421	$7,466	$11,764	$2,201
Net realized gain (loss)	3,187	1,383	2,290	(18,308)	16,160	2,101
Net change in unrealized appreciation
(depreciation)	(418)	19,879	(1,822)	27,744	42,317	15,890
Change in net assets from operations	2,698	13,529	7,889	16,902	70,241	20,192
Distributions to shareholders
From net investment income	—	(1,860)	(3,757)	(12,641)	(2,905)	(1,166)
From net realized gains	—	—	—	—	(11,429)	(5,089)
Total distributions to shareholders	—	(1,860)	(3,757)	(12,641)	(14,334)	(6,255)
Share transactions[1]
Proceeds from the sale of shares	28,612	30,747	409,770	82,321	698,601	18,443
Reinvestment of distributions	—	1,860	3,757	12,641	14,334	6,255
Cost of shares redeemed	(60,717)	(127,868)	(164,588)	(302,855)	(128,292)	(29,703)
Change in net assets from
share transactions	(32,105)	(95,261)	248,939	(207,893)	584,643	(5,005)
Change in net assets	(29,407)	(83,592)	253,071	(203,632)	640,550	8,932
Net assets beginning of year	49,912	461,453	118,556	301,088	650,959	122,699
Net assets end of year	$20,505	$377,861	$371,627	$97,456	$1,291,509	$131,631
Undistributed (excess of distributions
over) net investment income (loss)	$(371)	$(1,422)	$8,905	$6,272	$12,722	$2,192

[1]Share Transactions
Shares Sold	3,725	3,114	36,370	8,935	56,608	1,297
Shares tendered in reverse share split (b)	(2,503)	—	—	—	—	—
Reinvestment of distributions	—	186	327	1,445	1,149	451
Shares redeemed	(8,241)	(12,981)	(14,650)	(32,991)	(10,448)	(2,145)
Change in shares	(7,019)	(9,681)	22,047	(22,611)	47,309	(397)

(a)	Consolidated Statement of Changes in Net Assets.
(b)

As of close of business on May 6, 2016, the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund implemented a 2 for 1 reverse share split, which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statement of Changes in Net Assets were not adjusted for the reverse share split.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund(a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$1,026	$(358)	$4,006
Net realized gain (loss)	(587)	579	696
Net change in unrealized appreciation
(depreciation)	24,284	14,463	(4,601)
Change in net assets from operations	24,723	14,684	101
Distributions to shareholders
From net investment income	(901)	(376)	(862)
From net realized gains	—	—	(1,217)
Total distributions to shareholders	(901)	(376)	(2,079)
Share transactions[1]
Proceeds from the sale of shares	17,650	54,909	326,252
Reinvestment of distributions	901	376	2,079
Cost of shares redeemed	(24,925)	(38,815)	(121,508)
Change in net assets from
share transactions	(6,374)	16,470	206,823
Change in net assets	17,448	30,778	204,845
Net assets beginning of year	148,248	26,796	803,784
Net assets end of year	$165,696	$57,574	$1,008,629
Undistributed (excess of distributions
over) net investment income (loss)	$1,025	$444	$3,886

[1]Share Transactions
Shares Sold	1,463	7,817	29,411
Shares tendered in reverse share split (b)	—	(5,980)	—
Reinvestment of distributions	76	33	179
Shares redeemed	(2,031)	(4,393)	(10,901)
Change in shares	(492)	(2,523)	18,689

(a)	Consolidated Statement of Changes in Net Assets.
(b)

As of close of business on May 6, 2016, the JNL/Van Eck International Gold Fund implemented a 2 for 1 reverse share split, which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statement of Changes in Net Assets were not adjusted for the reverse share split.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Tactical ETF Conservative Fund(e)

06/30/17		11.19		0.09		0.52		0.61		—		—		11.80		5.45	119,518	27	0.67		1.12		1.53
12/31/16		10.94		0.20		0.41		0.61		(0.14)		(0.22)		11.19		5.57	114,251	43	0.67		1.12		1.83
12/31/15		11.09		0.23		(0.19)		0.04		(0.11)		(0.08)		10.94		0.28	81,690	151	0.73		1.14		2.01
12/31/14		11.01		0.18		0.27		0.45		(0.09)		(0.28)		11.09		4.03	51,221	85	0.92		1.22		1.65
12/31/13		10.34		0.14		0.54		0.68		—		(0.01)		11.01		6.60	37,509	124	0.92		1.22		1.27
12/31/12	*	10.00		0.17		0.27		0.44		(0.08)		(0.02)		10.34		4.40	17,867	59	0.96		1.26		1.87

JNL Tactical ETF Moderate Fund(e)

06/30/17		11.90		0.09		0.79		0.88		—		—		12.78		7.39	265,043	26	0.67		1.12		1.45
12/31/16		11.67		0.21		0.60		0.81		(0.15)		(0.43)		11.90		7.04	246,089	50	0.67		1.12		1.74
12/31/15		11.91		0.23		(0.20)		0.03		(0.11)		(0.16)		11.67		0.15	190,999	138	0.73		1.14		1.91
12/31/14		11.84		0.19		0.35		0.54		(0.08)		(0.39)		11.91		4.53	120,281	88	0.92		1.22		1.55
12/31/13		10.42		0.15		1.28		1.43		—		(0.01)		11.84		13.71	88,092	149	0.92		1.22		1.36
12/31/12	*	10.00		0.20		0.33		0.53		(0.09)		(0.02)		10.42		5.32	24,683	54	0.96		1.26		2.22

JNL Tactical ETF Growth Fund(e)

06/30/17		12.20		0.09		0.99		1.08		—		—		13.28		8.85	200,513	18	0.67		1.12		1.38
12/31/16		12.06		0.20		0.79		0.99		(0.16)		(0.69)		12.20		8.48	174,347	66	0.67		1.12		1.63
12/31/15		12.41		0.21		(0.20)		0.01		(0.13)		(0.23)		12.06		0.00	144,077	142	0.74		1.15		1.68
12/31/14		12.41		0.19		0.38		0.57		(0.08)		(0.49)		12.41		4.56	105,071	105	0.92		1.22		1.54
12/31/13		10.49		0.16		1.78		1.94		—		(0.02)		12.41		18.48	74,997	172	0.92		1.22		1.35
12/31/12	*	10.00		0.22		0.41		0.63		(0.10)		(0.04)		10.49		6.28	22,321	99	0.96		1.26		2.39

JNL/AQR Risk Parity Fund(f)

06/30/17		12.80		0.00		0.50		0.50		—		—		13.30		3.91	33,468	8	1.12		1.22		0.03
12/31/16		11.68	(g)	(0.07)	(g)	1.19	(g)	1.12	(g)	—		—		12.80		9.59	35,711	61	1.12		1.22		(0.53)
12/31/15		83.87	(g)	(0.83)	(g)	(6.53)	(g)	(7.36)	(g)	(29.07)	(g)	(35.76)	(g)	11.68	(g)(h)	(10.31)	36,758	73	1.12		1.27		(1.10)
12/31/14		80.50	(g)	(0.40)	(g)	6.85	(g)	6.45	(g)	—		(3.08)	(g)	83.87	(g)	7.95	175,540	17	1.13		1.33		(0.47)
12/31/13	*	80.00	(g)	(0.24)	(g)	0.74	(g)	0.50	(g)	—		—		80.50	(g)	0.60	311,716	69	1.14		1.34		(1.00)

JNL/BlackRock Global Long Short Credit Fund

06/30/17		9.50		0.11		0.03		0.14		—		—		9.64		1.47	232,717	145	2.13	(i)	2.18	(i)	2.35
12/31/16		9.51		0.16		0.10		0.26		(0.27)		—		9.50		2.77	374,509	400	2.16	(i)	2.17	(i)	1.64
12/31/15		10.22		0.20		(0.33)		(0.13)		(0.51)		(0.07)		9.51		(1.35)	457,024	240	1.96	(i)	1.96	(i)	1.91
12/31/14		10.10		0.20		(0.08)		0.12		—		—		10.22		1.19	381,489	223	2.19	(i)	2.19	(i)	1.95
12/31/13	*	10.00		0.05		0.05		0.10		—		—		10.10		1.00	413,201	164	1.84	(i)	1.84	(i)	0.78

JNL/DFA U.S. Micro Cap Fund

06/30/17		9.72		0.00		0.09		0.09		—		—		9.81		0.93	118,340	10	1.17		1.17		0.04
12/31/16		8.30		0.02		2.09		2.11		(0.02)		(0.67)		9.72		26.75	113,318	20	1.17		1.17		0.29
12/31/15		13.48		0.03		(0.48)		(0.45)		—		(4.73)		8.30	(h)	(4.84)	82,665	21	1.20		1.20		0.20
12/31/14		14.39		(0.01)		0.28		0.27		—		(1.18)		13.48		2.05	93,215	19	1.27		1.27		(0.06)
12/31/13		10.11		(0.01)		4.42		4.41		(0.07)		(0.06)		14.39		43.64	178,330	15	1.27		1.27		(0.10)
12/31/12	*	10.00		0.06		0.05		0.11		—		—		10.11		1.10	135,711	3	1.31		1.31		2.12

JNL/DoubleLine Total Return Fund

06/30/17		10.70		0.17		0.12		0.29		—		—		10.99		2.71	2,543,176	11	0.84		0.84		3.22
12/31/16		10.65		0.32		(0.10)		0.22		(0.17)		—		10.70		2.05	2,561,009	18	0.83		0.84		2.97
12/31/15		10.62		0.35		(0.17)		0.18		(0.15)		—		10.65		1.69	1,773,484	17	0.83		0.88		3.28
12/31/14		10.00		0.33		0.32		0.65		(0.03)		—		10.62		6.49	1,220,318	14	0.85		0.97		3.18
12/31/13	*	10.00		0.07		(0.07)		0.00		—		—		10.00		0.00	549,321	17	0.85		0.97		2.27

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

06/30/17		9.69		0.21		0.12		0.33		—		—		10.02		3.41	404,143	49	1.39	(i)	1.41	(i)	4.38
12/31/16		9.54		0.45		0.17		0.62		(0.47)		—		9.69		6.46	428,256	86	1.39	(i)	1.41	(i)	4.69
12/31/15		9.97		0.43		(0.23)		0.20		(0.63)		—		9.54		2.01	464,738	78	1.44	(i)	1.44	(i)	4.22
12/31/14		9.52		0.32		0.13		0.45		—		—		9.97		4.73	420,170	91	1.59	(i)	1.59	(i)	3.26
12/31/13	*	10.00		0.06		(0.54)		(0.48)		—		—		9.52		(4.80)	399,531	106	1.62	(i)	1.62	(i)	0.96

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)
JNL/Epoch Global Shareholder Yield Fund

06/30/17		11.35		0.22		0.84		1.06		—		—		12.41		9.34	67,773	11	1.07		1.07		3.65
12/31/16		10.95		0.35		0.43		0.78		(0.38)		—		11.35		7.16	83,056	21	1.07		1.07		3.07
12/31/15		11.83		0.37		(0.96)		(0.59)		(0.20)		(0.09)		10.95		(4.99)	96,086	62	1.09		1.09		3.14
12/31/14		11.36		0.46		0.23		0.69		(0.00)	(j)	(0.22)		11.83		6.05	57,362	12	1.17		1.17		3.83
12/31/13		10.58		0.39		2.06		2.45		(0.37)		(1.30)		11.36		23.33	33,916	110	1.17		1.17		3.26
12/31/12	*	10.00		0.27		0.45		0.72		(0.14)		—		10.58		7.15	25,991	15	1.21		1.21		2.90

JNL/FAMCO Flex Core Covered Call Fund

06/30/17		11.66		0.08		0.44		0.52		—		—		12.18		4.46	134,239	28	0.97		0.97		1.40
12/31/16		11.59		0.21		0.70		0.91		(0.34)		(0.51)		11.66		8.09	128,716	64	0.97		0.97		1.82
12/31/15		12.35		0.21		(0.60)		(0.39)		(0.22)		(0.15)		11.59		(3.21)	157,104	53	1.01		1.01		1.72
12/31/14		11.35		0.18		0.82		1.00		(0.00)	(j)	—		12.35		8.84	247,924	53	1.07		1.07		1.52
12/31/13		10.20		0.20		1.10		1.30		(0.14)		(0.01)		11.35		12.71	77,663	106	1.07		1.07		1.83
12/31/12	*	10.00		0.20		0.08		0.28		(0.08)		—		10.20		2.84	28,691	162	1.11		1.11		2.13

JNL/Lazard International Strategic Equity Fund

06/30/17		10.60		0.08		1.50		1.58		—		—		12.18		14.91	53,911	22	1.18		1.18		1.49
12/31/16		11.85		0.14		(0.73)		(0.59)		(0.14)		(0.52)		10.60		(5.13)	71,049	42	1.17		1.17		1.23
12/31/15		11.43		0.11		0.40		0.51		(0.09)		—		11.85		4.41	123,226	63	1.20		1.20		0.91
12/31/14		11.60		0.12		(0.28)		(0.16)		—		(0.01)		11.43		(1.42)	123,861	40	1.27		1.27		1.02
12/31/13	*	10.00		0.00		1.60		1.60		—		—		11.60		16.00	39,055	39	1.27		1.27		0.02

JNL/Neuberger Berman Currency Fund

06/30/17		9.76		(0.02)		0.07		0.05		—		—		9.81		0.51	149,339	0	1.07		1.07		(0.44)
12/31/16		10.14		(0.08)		(0.08)		(0.16)		(0.22)		—		9.76		(1.60)	210,160	0	1.07		1.07		(0.74)
12/31/15		10.13		(0.10)		0.29		0.19		(0.18)		(0.00)	(j)	10.14		1.89	228,687	0	1.10		1.10		(0.97)
12/31/14		9.80		(0.11)		0.44		0.33		—		—		10.13		3.37	192,626	0	1.17		1.17		(1.09)
12/31/13		10.10		(0.11)		(0.08)		(0.19)		(0.11)		(0.00)	(j)	9.80		(1.91)	164,891	69	1.17		1.17		(1.07)
12/31/12	*	10.00		(0.03)		0.13		0.10		—		—		10.10		1.00	225,986	25	1.21		1.21		(1.09)

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund(f)

06/30/17		12.97		0.01		(0.38)		(0.37)		—		—		12.60		(2.85)	14,505	56	0.98		0.98		0.17
12/31/16		11.61	(g)	(0.03)	(g)	1.39	(g)	1.36	(g)	—		—		12.97		11.81	20,505	22	0.99		0.99		(0.24)
12/31/15		15.49	(g)	(0.09)	(g)	(3.79)	(g)	(3.88)	(g)	—		—		11.61	(g)	(25.06)	49,912	13	1.01		1.01		(0.63)
12/31/14	*	20.00	(g)	(0.10)	(g)	(4.41)	(g)	(4.51)	(g)	—		—		15.49	(g)	(22.60)	179,950	49	1.07		1.07		(0.80)

JNL/Nicholas Convertible Arbitrage Fund

06/30/17		10.05		(0.08)		0.39		0.31		—		—		10.36		3.08	276,432	42	1.26	(i)	1.28	(i)	(1.61)
12/31/16		9.76		(0.19)		0.53		0.34		(0.05)		—		10.05		3.46	377,861	76	1.49	(i)	1.50	(i)	(1.88)
12/31/15		10.17		(0.28)		(0.02)		(0.30)		(0.11)		—		9.76		(2.96)	461,453	113	1.59	(i)	1.59	(i)	(2.70)
12/31/14		10.55		(0.42)		0.30		(0.12)		(0.08)		(0.18)		10.17		(1.07)	436,751	116	1.84	(i)	1.84	(i)	(3.98)
12/31/13		10.26		(0.25)		0.59		0.34		(0.00)	(j)	(0.05)		10.55		3.35	238,456	150	1.88	(i)	1.88	(i)	(2.39)
12/31/12	*	10.00		(0.36)		0.62		0.26		—		—		10.26		2.60	204,528	139	2.50	(i)	2.50	(i)	(3.99)

JNL/PIMCO Credit Income Fund

06/30/17		11.19		0.17		0.36		0.53		—		—		11.72		4.74	434,502	61	0.85		0.85		3.07
12/31/16		10.62		0.30		0.38		0.68		(0.11)		—		11.19		6.34	371,627	125	0.77		0.77		2.69
12/31/15		10.94		0.29		(0.39)		(0.10)		(0.22)		—		10.62		(0.95)	118,556	145	0.81		0.81		2.65
12/31/14		10.17		0.23		0.54		0.77		(0.00)	(j)	—		10.94		7.61	88,511	100	0.87		0.87		2.16
12/31/13		10.54		0.17		(0.35)		(0.18)		(0.19)		(0.00)	(j)	10.17		(1.70)	52,473	103	0.97		0.97		1.67
12/31/12	*	10.00		0.16		0.51		0.67		(0.11)		(0.02)		10.54		6.68	33,519	79	1.01		1.01		1.71

JNL/PPM America Long Short Credit Fund

06/30/17		8.95		0.13		0.05		0.18		—		—		9.13		2.01	154,363	57	1.23	(i)	1.48	(i)	2.87
12/31/16		8.99		0.36		0.62		0.98		(1.02)		—		8.95		11.12	97,456	66	1.08		1.33		3.95
12/31/15		9.70		0.37		(0.73)		(0.36)		(0.35)		—		8.99		(3.74)	301,088	60	1.10		1.35		3.86
12/31/14		10.17		0.32		(0.47)		(0.15)		(0.17)		(0.15)		9.70		(1.43)	355,629	94	1.42		1.42		3.10
12/31/13	*	10.00		0.19		(0.02)		0.17		—		—		10.17		1.70	394,352	92	1.42		1.42		2.83

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(c)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(d)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
JNL/T. Rowe Price Capital Appreciation Fund

06/30/17		12.65		0.06		1.07		1.13		—		—		13.78		8.93	1,872,259	28	1.05	(k)	1.05	0.96
12/31/16		11.88		0.15		0.77		0.92		(0.03)		(0.12)		12.65		7.77	1,291,509	62	1.06	(k)	1.06	1.20
12/31/15		11.38		0.10		0.42		0.52		(0.00)	(j)	(0.02)		11.88		4.60	650,959	69	1.03	(k)	1.08	0.87
12/31/14		10.51		0.09		1.13		1.22		(0.06)		(0.29)		11.38		11.63	112,930	82	1.03	(k)	1.17	0.79
12/31/13	*	10.00		0.02		0.52		0.54		(0.03)		(0.00)	(j)	10.51		5.45	39,085	11	1.03		1.16	0.79

JNL/The Boston Company Equity Income Fund

06/30/17		15.38		0.12		0.44		0.56		—		—		15.94		3.64	141,852	32	0.92		0.92	1.50
12/31/16		13.70		0.26		2.20		2.46		(0.14)		(0.63)		15.38		18.55	131,631	66	0.92		0.92	1.86
12/31/15		14.36		0.21		(0.44)		(0.23)		(0.07)		(0.36)		13.70		(1.72)	122,699	70	0.94		0.94	1.47
12/31/14		13.38		0.17		1.32		1.49		(0.01)		(0.50)		14.36		11.07	61,463	47	1.02		1.02	1.21
12/31/13		10.70		0.18		3.76		3.94		(0.14)		(1.12)		13.38		36.82	37,852	102	1.02		1.02	1.43
12/31/12	*	10.00		0.21		0.64		0.85		(0.12)		(0.03)		10.70		8.49	16,670	45	1.06		1.06	2.28

JNL/The London Company Focused U.S. Equity Fund

06/30/17		12.91		0.04		0.58		0.62		—		—		13.53		4.80	160,514	11	1.07		1.07	0.55
12/31/16		11.13		0.08		1.77		1.85		(0.07)		—		12.91		16.65	165,696	11	1.07		1.07	0.66
12/31/15		11.35		0.09		(0.25)		(0.16)		(0.02)		(0.04)		11.13		(1.42)	148,248	27	1.05		1.09	0.77
12/31/14		10.97		0.07		0.31		0.38		(0.00)	(j)	(0.00)	(j)	11.35		3.52	82,804	14	1.06		1.17	0.66
12/31/13	*	10.00		0.02		0.95		0.97		—		—		10.97		9.70	7,239	3	1.06		1.17	0.52

JNL/Van Eck International Gold Fund(l)

06/30/17		9.47		(0.02)		0.97		0.95		—		—		10.42		10.03	62,985	24	1.17		1.17	(0.36)
12/31/16		6.23	(g)	(0.06)	(g)	3.36	(g)	3.30	(g)	(0.06)		—		9.47		53.05	57,574	39	1.17		1.17	(0.58)
12/31/15		8.78	(g)	(0.04)	(g)	(2.27)	(g)	(2.31)	(g)	(0.24)	(g)	—		6.23	(g)	(26.59)	26,796	37	1.22		1.22	(0.45)
12/31/14		9.38	(g)	(0.07)	(g)	(0.50)	(g)	(0.57)	(g)	(0.03)	(g)	—		8.78	(g)	(6.13)	81,447	55	1.27		1.27	(0.62)
12/31/13		18.04	(g)	(0.04)	(g)	(8.60)	(g)	(8.64)	(g)	(0.02)	(g)	—		9.38	(g)	(47.90)	116,757	33	1.29		1.29	(0.31)
12/31/12	*	20.00	(g)	(0.04)	(g)	(1.92)	(g)	(1.96)	(g)	—		—		18.04	(g)	(9.80)	98,607	1	1.31		1.31	(0.72)

JNL/WCM Focused International Equity Fund

06/30/17		11.01		0.09		2.13		2.22		—		—		13.23		20.16	1,127,896	13	1.15		1.16	1.42
12/31/16		11.02		0.05		(0.04)		0.01		(0.01)		(0.01)		11.01		0.12	1,008,629	22	1.17		1.17	0.44
12/31/15		10.42		0.03		0.57		0.60		(0.00)	(j)	—		11.02		5.78	803,784	26	1.18		1.18	0.28
12/31/14		10.52		0.02		(0.12)		(0.10)		—		(0.00)	(j)	10.42		(0.94)	233,928	18	1.25		1.27	0.19
12/31/13	*	10.00		(0.01)		0.53		0.52		—		—		10.52		5.20	8,511	10	1.25		1.27	(0.49)

*

Commencement of operations was as follows: February 6, 2012: JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund, JNL/Epoch Global Shareholder Yield Fund, JNL/FAMCO Flex Core Covered Call Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/PIMCO Credit Income Fund and JNL/The Boston Company Equity Income Fund; September 10, 2012: JNL/DFA U.S. Micro Cap Fund, JNL/Neuberger Berman Currency Fund and JNL/Van Eck International Gold Fund; April 29, 2013: JNL/BlackRock Global Long Short Credit Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Lazard International Strategic Equity Fund and JNL/PPM America Long Short Credit Fund; September 16, 2013: JNL/AQR Risk Parity Fund, JNL/DoubleLine Total Return Fund, JNL/T.Rowe Price Capital Appreciation Fund, JNL/The London Company Focused U.S.Equity Fund and JNL/WCM Focused International Equity Fund; April 28,2014: JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund.

(a)					Annualized for periods less than one year.
(b)					Calculated using the average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(d)

Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

(e)					Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(f)					Consolidated Financial Statements since commencement of operations.
(g)

On May 6, 2016, JNL/AQR Risk Parity Fund effected an 8 for 1 reverse share split and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund and JNL/Van Eck International Gold Fund each effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

(h)					The Net Asset Value for the year ended December 31, 2015 decreased due to significant distributions paid by the Fund.
(i)					The net and total expense ratios to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2017		December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/BlackRock Global Long Short Credit Fund
Net Expenses / Total Expenses [1]	1.28	/1.33%	1.32	/1.33%	1.35%	1.43%	1.42%	N/A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Net Expenses / Total Expenses [2]	1.30	/1.32	1.30	/1.32	1.36	1.43	1.43	N/A
JNL/Nicholas Convertible Arbitrage Fund
Net Expenses / Total Expenses [1]	1.20	/1.22	1.21	/1.22	1.25	1.31	1.32	1.36%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

JNL/PPM America Long Short Credit Fund
Net Expenses / Total Expenses	1.09	/1.34	N/A	N/A	N/A	N/A	N/A

[1] Effective September 19, 2016, JNL/BlackRock Global Long Short Credit Fund and JNL/Nicholas Convertible Arbitrage Fund voluntarily began waiving a portion of advisory fees.

[2] Effective January 1, 2016, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund voluntarily began waiving a portion of advisory fees.

(j)	Amount represents less than $0.005.
(k)

The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

(l)	Consolidated Financial Statements starting year ended December 31, 2013.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 1. ORGANIZATION

The Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended April 27, 2015. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2017 consisted of thirty-three (33) separate funds. Information in these financial statements pertains to twenty-one (21) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. The Funds offer only one class of shares. Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to Jackson and to other affiliated funds. The Funds and each Fund's Sub-Advisers are:

Fund:	Sub-Adviser:
JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund, JNL Tactical ETF Growth Fund. The funds are collectively known as "JNL Tactical ETF Funds".	Mellon Capital Management Corporation
JNL/AQR Risk Parity Fund	AQR Capital Management, LLC
JNL/BlackRock Global Long Short Credit Fund	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited
JNL/DFA U.S. Micro Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Total Return Fund	DoubleLine Capital LP
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Eaton Vance Management
JNL/Epoch Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
JNL/FAMCO Flex Core Covered Call Fund	Ziegler Capital Management, LLC
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Neuberger Berman Currency Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	Neuberger Berman Investment Advisers LLC
JNL/Nicholas Convertible Arbitrage Fund	Nicholas Investment Partners, L.P.
JNL/PIMCO Credit Income Fund	Pacific Investment Management Company LLC
JNL/PPM America Long Short Credit Fund	PPM America, Inc.*
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
JNL/The Boston Company Equity Income Fund	The Boston Company Asset Management LLC
JNL/The London Company Focused U.S. Equity Fund	The London Company of Virginia, LLC
JNL/Van Eck International Gold Fund	Van Eck Associates Corporation
JNL/WCM Focused International Equity Fund	WCM Investment Management

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL Tactical ETF Funds, JNL/AQR Risk Parity Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Currency Fund, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, JNL/The London Company Focused U.S. Equity Fund and JNL/Van Eck International Gold Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options, swap and forward volatility agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period’s change in deferred foreign capital gains tax liability are recorded in net realized gain (loss) on unaffiliated investments and net change in unrealized appreciation (depreciation) on unaffiliated investments, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds in the summary below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

The summary below provides additional information (in thousands, where applicable) for each Subsidiary as of June 30, 2017.

		At June 30, 2017			For the period ended June 30, 2017
	Date Subsidiary Established	Subsidiary Net Assets($)	Subsidiary Percentage of Fund Net Assets(%)	Subsidiary Net Unrealized Appreciation (Depreciation)($)	Subsidiary Net Investment Loss($)	Subsidiary Net Realized Gain (Loss)($)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)($)	Subsidiary Net Change in Net Assets From Operations($)
JNL/AQR Risk Parity Fund
JNL/AQR Risk Parity Fund Ltd.	April 23, 2013	5,254	15.70	(27)	(10)	(336)	(57)	(403)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd.	March 7, 2014	3,575	24.65	(22)	(4)	(428)	20	(412)
JNL/Van Eck International Gold Fund
JNL/Van Eck International Gold Fund Ltd.	April 23, 2013	108	0.17	—	—	—	—	—

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by RICs. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Compliance is based on reporting period end-date and is effective for these Funds for the September 30, 2017 reporting period. Management is currently evaluating the impact that the final rules will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Tactical ETF Conservative Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Investment Companies	116,408	—	—	—	116,408
Short Term Investments	2,997	—	—	10,852	13,849
	119,405	—	—	10,852	130,257
JNL Tactical ETF Moderate Fund
Assets - Securities
Investment Companies	260,863	—	—	—	260,863
Short Term Investments	4,056	—	—	25,593	29,649
	264,919	—	—	25,593	290,512
JNL Tactical ETF Growth Fund
Assets - Securities
Investment Companies	197,258	—	—	—	197,258
Short Term Investments	2,923	—	—	24,275	27,198
	200,181	—	—	24,275	224,456
JNL/AQR Risk Parity Fund
Assets - Securities
Government And Agency Obligations	—	12,357	—	—	12,357
Short Term Investments	13,751	5,854	—	—	19,605
	13,751	18,211	—	—	31,962
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	5	—	—	5
Open Forward Foreign Currency Contracts	—	52	—	—	52
Futures Contracts	116	—	—	—	116
	116	57	—	—	173
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(16)	—	—	(16)
Open Forward Foreign Currency Contracts	—	(156)	—	—	(156)
Futures Contracts	(531)	—	—	—	(531)
	(531)	(172)	—	—	(703)
JNL/BlackRock Global Long Short Credit Fund
Assets - Securities
Common Stocks	2,554	242	—	—	2,796
Preferred Stocks	219	—	—	—	219
Investment Companies	335	—	—	—	335
Non-U.S. Government Agency Asset-Backed Securities	—	34,056	—	—	34,056
Corporate Bonds And Notes	—	131,786	—	—	131,786
Variable Rate Senior Loan Interests	—	46,004	442	—	46,446
Government And Agency Obligations	—	11,497	—	—	11,497
Short Term Investments	—	54,126	—	—	54,126
	3,108	277,711	442	—	281,261

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/BlackRock Global Long Short Credit Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Securities
Corporate Bonds And Notes	—	(37,599)	—	—	(37,599)
Government And Agency Obligations	—	(16,524)	—	—	(16,524)
	—	(54,123)	—	—	(54,123)
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	425	—	—	425
OTC Contracts for Difference	—	36	—	—	36
OTC Total Return Swap Agreements	—	20	—	—	20
OTC Purchased Options	—	77	—	—	77
Open Forward Foreign Currency Contracts	—	407	—	—	407
Centrally Cleared Interest Rate Swap Agreements	—	31	—	—	31
Centrally Cleared Credit Default Swap Agreements	—	133	—	—	133
Futures Contracts	298	—	—	—	298
Exchange Traded Purchased Options	269	14	—	—	283
	567	1,143	—	—	1,710
Liabilities - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	(13)	—	—	(13)
Open Forward Foreign Currency Contracts	—	(1,824)	—	—	(1,824)
OTC Total Return Swap Agreements	—	(59)	—	—	(59)
OTC Credit Default Swap Agreements	—	(1,473)	—	—	(1,473)
Centrally Cleared Interest Rate Swap Agreements	—	(169)	—	—	(169)
Centrally Cleared Credit Default Swap Agreements	—	(193)	—	—	(193)
Futures Contracts	(33)	—	—	—	(33)
Exchange Traded Written Options	(26)	—	—	—	(26)
	(59)	(3,731)	—	—	(3,790)
JNL/DFA U.S. Micro Cap Fund
Assets - Securities
Common Stocks	118,110	—	—	—	118,110
Short Term Investments	3,268	—	—	—	3,268
	121,378	—	—	—	121,378
JNL/DoubleLine Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,144,614	31,000	—	1,175,614
Government And Agency Obligations	—	1,319,962	—	—	1,319,962
Short Term Investments	93,637	—	—	—	93,637
	93,637	2,464,576	31,000	—	2,589,213
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Corporate Bonds And Notes	—	9,883	611	—	10,494
Variable Rate Senior Loan Interests	—	—	18,800	—	18,800
Government And Agency Obligations	—	267,612	—	—	267,612
Common Stocks
Cyprus	1,402	—	—	—	1,402
Iceland	12,902	—	—	—	12,902
Japan	1,495	2,752	—	—	4,247
Singapore	—	3,382	—	—	3,382
South Korea	—	6,777	—	—	6,777
Vietnam	3,356	—	—	—	3,356
Rights	—	11	—	—	11
Short Term Investments	17,545	38,191	—	—	55,736
	36,700	328,608	19,411	—	384,719
Liabilities - Securities
Government And Agency Obligations	—	(8,628)	—	—	(8,628)
	—	(8,628)	—	—	(8,628)
Assets - Investments in Other Financial Instruments[2]
OTC Forward Volatility Agreements	—	7	—	—	7
OTC Cross-Currency Swap Agreements	—	163	—	—	163
OTC Interest Rate Swap Agreements	—	2,208	—	—	2,208
OTC Purchased Options	—	1,345	—	—	1,345
OTC Non-Deliverable Bond Forward Contracts	—	49	—	—	49
Centrally Cleared Interest Rate Swap Agreements	—	2,251	—	—	2,251
Centrally Cleared Credit Default Swap Agreements	—	61	—	—	61
Futures Contracts	312	—	—	—	312
OTC Credit Default Swap Agreements	—	2,016	—	—	2,016
Open Forward Foreign Currency Contracts	—	5,242	—	—	5,242
	312	13,342	—	—	13,654

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Investments in Other Financial Instruments[2]
OTC Forward Volatility Agreements	—	(39)	—	—	(39)
OTC Cross-Currency Swap Agreements	—	(37)	—	—	(37)
OTC Written Options	—	(585)	—	—	(585)
OTC Interest Rate Swap Agreements	—	(1,580)	—	—	(1,580)
OTC Credit Default Swap Agreements	—	(3,627)	—	—	(3,627)
Centrally Cleared Interest Rate Swap Agreements	—	(3,181)	—	—	(3,181)
Centrally Cleared Credit Default Swap Agreements	—	(1,341)	—	—	(1,341)
Open Forward Foreign Currency Contracts	—	(10,241)	—	—	(10,241)
Futures Contracts	(14)	—	—	—	(14)
	(14)	(20,631)	—	—	(20,645)
JNL/Epoch Global Shareholder Yield Fund
Assets - Securities
Common Stocks
Australia	—	1,882	—	—	1,882
Canada	3,391	—	—	—	3,391
France	—	4,959	—	—	4,959
Germany	—	5,499	—	—	5,499
Italy	—	1,692	—	—	1,692
Netherlands	1,011	—	—	—	1,011
Norway	—	1,262	—	—	1,262
Singapore	—	777	—	—	777
Spain	—	1,032	—	—	1,032
Sweden	—	458	—	—	458
Switzerland	—	2,989	—	—	2,989
Taiwan	520	—	—	—	520
United Kingdom	2,083	7,429	—	—	9,512
United States of America	30,962	—	—	—	30,962
Short Term Investments	1,451	—	—	1,017	2,468
	39,418	27,979	—	1,017	68,414
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	134,194	—	—	—	134,194
Short Term Investments	2,068	—	—	—	2,068
	136,262	—	—	—	136,262
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,712)	—	—	—	(2,712)
	(2,712)	—	—	—	(2,712)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	7,388	44,630	—	—	52,018
Short Term Investments	2,334	—	—	—	2,334
	9,722	44,630	—	—	54,352
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	59,979	—	—	59,979
Short Term Investments	10,744	81,626	—	—	92,370
	10,744	141,605	—	—	152,349
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	27,126	—	—	27,126
	—	27,126	—	—	27,126
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(26,600)	—	—	(26,600)
	—	(26,600)	—	—	(26,600)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,544	—	—	1,544
Corporate Bonds And Notes	—	7,056	—	—	7,056
Short Term Investments	2,445	3,095	—	—	5,540
	2,445	11,695	—	—	14,140
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	384	—	—	—	384
	384	—	—	—	384
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(406)	—	—	—	(406)
	(406)	—	—	—	(406)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Nicholas Convertible Arbitrage Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	1,557	—	—	—	1,557
Preferred Stocks	10,154	—	—	—	10,154
Corporate Bonds And Notes	—	260,224	—	—	260,224
Short Term Investments	13,347	—	—	—	13,347
	25,058	260,224	—	—	285,282
Liabilities - Securities
Common Stocks	(111,440)	—	—	—	(111,440)
Investment Companies	(5,341)	—	—	—	(5,341)
	(116,781)	—	—	—	(116,781)
JNL/PIMCO Credit Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	8,809	—	—	8,809
Corporate Bonds And Notes	—	354,008	—	—	354,008
Variable Rate Senior Loan Interests	—	13,917	294	—	14,211
Government And Agency Obligations	—	114,544	—	—	114,544
Trust Preferred	11	—	—	—	11
Preferred Stocks	45	309	—	—	354
Short Term Investments	—	698	—	11,906	12,604
	56	492,285	294	11,906	504,541
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	489	—	—	489
OTC Credit Default Swap Agreements	—	782	—	—	782
OTC Purchased Options	—	151	—	—	151
Futures Contracts	28	—	—	—	28
Centrally Cleared Credit Default Swap Agreements	—	356	—	—	356
Centrally Cleared Interest Rate Swap Agreements	—	245	—	—	245
Exchange Traded Purchased Options	17	—	—	—	17
	45	2,023	—	—	2,068
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1,103)	—	—	(1,103)
OTC Credit Default Swap Agreements	—	(76)	—	—	(76)
OTC Written Options	—	(114)	—	—	(114)
Futures Contracts	(47)	—	—	—	(47)
Centrally Cleared Credit Default Swap Agreements	—	(48)	—	—	(48)
Centrally Cleared Interest Rate Swap Agreements	—	(680)	—	—	(680)
Exchange Traded Written Options	(23)	—	—	—	(23)
	(70)	(2,021)	—	—	(2,091)
JNL/PPM America Long Short Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	21,861	—	—	21,861
Corporate Bonds And Notes	—	89,614	—	—	89,614
Variable Rate Senior Loan Interests	—	33,991	1,066	—	35,057
Government And Agency Obligations	—	775	—	—	775
Preferred Stocks	358	—	—	—	358
Other Equity Interests	—	—	—	—	—
Common Stocks	—	98	580	—	678
Investment Companies	3,345	—	—	—	3,345
Short Term Investments	5,914	—	—	—	5,914
	9,617	146,339	1,646	—	157,602
Liabilities - Securities
Corporate Bonds And Notes	—	(4,309)	—	—	(4,309)
	—	(4,309)	—	—	(4,309)
Assets - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	91	—	—	91
Futures Contracts	221	—	—	—	221
	221	91	—	—	312
Liabilities - Investments in Other Financial Instruments[2]
OTC Credit Default Swap Agreements	—	(124)	—	—	(124)
Futures Contracts	(75)	—	—	—	(75)
Centrally Cleared Credit Default Swap Agreements	—	(11)	—	—	(11)
	(75)	(135)	—	—	(210)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	1,088,381	41,907	—	—	1,130,288
Trust Preferred	6,443	—	—	—	6,443
Preferred Stocks	46,093	—	—	—	46,093
Investment Companies	—	1,133	—	—	1,133
Non-U.S. Government Agency Asset-Backed Securities	—	2,047	—	—	2,047
Corporate Bonds And Notes	—	384,359	—	—	384,359
Variable Rate Senior Loan Interests	—	23,531	3,641	—	27,172
Short Term Investments	292,668	—	—	—	292,668
	1,433,585	452,977	3,641	—	1,890,203

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/T. Rowe Price Capital Appreciation Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(6,791)	—	—	(6,791)
Exchange Traded Written Options	(21)	—	—	—	(21)
	(21)	(6,791)	—	—	(6,812)
JNL/The Boston Company Equity Income Fund
Assets - Securities
Common Stocks	140,405	—	—	—	140,405
Short Term Investments	998	—	—	1,127	2,125
	141,403	—	—	1,127	142,530
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	155,389	—	—	—	155,389
Short Term Investments	5,017	—	—	1,605	6,622
	160,406	—	—	1,605	162,011
JNL/Van Eck International Gold Fund
Assets - Securities
Common Stocks	51,537	10,701	—	—	62,238
Warrants	14	—	—	—	14
Short Term Investments	1,041	—	—	3,233	4,274
	52,592	10,701	—	3,233	66,526
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Australia	—	54,116	—	—	54,116
Brazil	22,493	—	—	—	22,493
Canada	42,440	—	—	—	42,440
China	35,676	45,816	—	—	81,492
Denmark	—	89,312	—	—	89,312
France	—	90,630	—	—	90,630
Germany	—	24,949	—	—	24,949
Hong Kong	—	27,557	—	—	27,557
India	38,478	—	—	—	38,478
Ireland	66,937	—	—	—	66,937
Italy	—	22,028	—	—	22,028
Japan	—	61,594	—	—	61,594
Mexico	28,595	—	—	—	28,595
Netherlands	27,239	—	—	—	27,239
Russian Federation	27,032	—	—	—	27,032
South Korea	—	31,570	—	—	31,570
Spain	16,240	—	—	—	16,240
Sweden	—	23,251	—	—	23,251
Switzerland	—	77,698	—	—	77,698
Taiwan	39,096	—	—	—	39,096
United Kingdom	42,758	91,059	—	—	133,817
United States of America	48,863	—	—	—	48,863
Short Term Investments	48,319	—	—	35,727	84,046
	484,166	639,580	—	35,727	1,159,473

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2017:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	1,518	4,157
JNL/WCM Focused International Equity Fund
Common Stocks	35,298	—

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2017:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)		Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)		(Sales) ($)	Balance at End of Period ($)		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency Asset-Backed Securities	—	—	(37,994)	[3]	—	37,994	[3]	—	—		—
Government And Agency Obligations	—	—	(45,541)	[4]	—	45,541	[4]	—	—		—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Variable Rate Senior Loan Interests	—	—	—		(89)	12,300		—	12,211	[5]	(89)

1 Reflects the change in unrealized appreciation (depreciation) for Level 3 investments held at June 30, 2017.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2017, other than those noted.

3 During the period, the valuation of the Non-U.S. Government Agency Asset-Backed Security held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. When the security was purchased, it was valued using a single source broker quote and considered a Level 3 valuation.

4 During the period, the valuation of the Government And Agency Obligations held in JNL/DoubleLine Total Return Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. When the security was purchased, it was valued using a single source broker quote and considered a Level 3 valuation.

5 The fair value measurements of the variable rate senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The bond’s spread over the treasury rate is considered an unobservable input. Changes to the model inputs may result in changes to the variable rate senior loan interests fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	Treasury Rate Spread	$597.50 - $1,151.21

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. Certain repurchase agreements used to settle short sale transactions have no stated maturity and can be terminated by either party at any time. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements or delivered to the counterparty. In certain repurchase agreements, the Fund takes possession of the underlying debt obligation. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Net interest earned on repurchase agreements is recorded as interest income and net fees paid to the seller are recorded as short holdings borrowing fees. In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2017, were as follows: JNL/BlackRock Global Long Short Credit Fund, $14,749 and 1.35%, for 115 days outstanding; and JNL/PIMCO Credit Income Fund, $7,149 and 0.90%, for 99 days outstanding. The value of reverse repurchase agreements and collateral pledged at June 30, 2017 was as follows:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Collateral	Counter- party	Interest Rate Expense (Income)(%)	Maturity Date	Collateral Amount($)	Payable for Reverse Repurchase Agreement Including Interest Payable($)
JNL/BlackRock Global Long Short Credit Fund
	Infor US Inc.	BCL	2.00	Rolling	114	92
	U.S. Treasury Note	BNP	1.03	07/03/2017	3,867	3,890
	1011778 B.C. Unlimited Liability Co.	DUB	1.70	Rolling	1,087	877
	US Airways Pass-Through Trust	DUB	1.70	Rolling	2,756	2,244
	US Airways Pass-Through Trust	DUB	1.70	Rolling	1,701	1,202
	U.S. Treasury Bond	DUB	1.45	07/03/2017	83	83
	Western Digital Corp.	DUB	1.70	Rolling	1,721	1,376
	U.S. Treasury Bond	MLP	1.30	07/03/2017	299	303
	AT&T Inc.	RBC	1.34	Rolling	2,525	2,325
	Bank of America Corp.	RBC	1.34	Rolling	604	564
	Bank of America Corp.	RBC	1.34	Rolling	608	572
	Broadcom Corp.	RBC	1.34	Rolling	898	862
	Cenovus Energy Inc.	RBC	1.70	Rolling	1,133	952
	Cox Communications Inc.	RBC	1.34	Rolling	545	514
	Ford Motor Co.	RBC	1.34	Rolling	616	579
	General Motors Co.	RBC	1.34	Rolling	699	646
	Goldman Sachs Group Inc.	RBC	1.34	Rolling	1,322	1,238
	Northwest Florida Timber Finance LLC	RBC	1.34	Rolling	575	548
	Oracle Corp.	RBC	1.34	Rolling	617	570
	Verizon Communications Inc.	RBC	1.34	Rolling	586	537
	Verizon Communications Inc.	RBC	1.34	Rolling	411	380
	Verizon Communications Inc.	RBC	1.34	Rolling	1,196	1,105
	Verizon Communications Inc.	RBC	1.34	Rolling	1,959	1,839
	Rite Aid Corp.	RBC	1.70	Rolling	726	573
	Royal Bank of Scotland Group Plc	RBC	1.70	Rolling	1,187	947
	Time Warner Inc.	RBC	1.42	Rolling	602	552
JNL/PIMCO Credit Income Fund						25,370
	Petrofac Ltd.	BCL	(0.25)	Rolling	96	98
	U.S. Treasury Note	MLP	1.00	07/07/2017	3,946	3,997
						4,095

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The JNL/PIMCO Credit Income Fund had treasury roll transactions during the period. The average daily balance (in thousands) and weighted average interest rate for treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2017 were $48,850 and 0.62%, respectively, for 168 days outstanding. At June 30, 2016, JNL/PIMCO Credit Income Fund had $105 of deferred income (in thousands) included in payable for treasury roll transactions on the Statements of Assets and Liabilities. The following table details treasury roll transactions outstanding as of June 30, 2017.

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Credit Income Fund
	U.S. Treasury Obligations	BCY	1.25	07/03/2017	9,090
	U.S. Treasury Obligations	BCY	1.10	07/06/2017	5,596
	U.S. Treasury Obligations	BPS	1.23 – 1.28	07/072017	25,220
	U.S. Treasury Obligations	BPS	1.25	07/10/2017	4,661
	U.S. Treasury Obligations	BCY	1.20	07/17/2017	6,578
	U.S. Treasury Obligations	BPS	1.22	07/28/2017	4,228
	U.S. Treasury Obligations	UBS	1.22	09/06/2017	2,485
					57,858

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts in most circumstances. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities includes variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements. Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”). An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are illiquid investments.

Forward Volatility Agreements. Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined on the trade date. At expiration, the amount settled is determined based on the then current spot exchange rates, interest rates, and the relationship between the contract’s strike volatility rate and the current volatility of the underlying exchange rate. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2017. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2017. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table. (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2017.

JNL/AQR Risk Parity Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in securities prices and interest rates, to manage cash flows, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities and commodities. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/AQR Risk Parity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	152	—	6	—	—	158
Forward foreign currency contracts	—	—	—	52	—	52
OTC swap agreements	—	—	5	—	—	5
Total derivative instruments assets	152	—	11	52	—	215
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	28	—	36	—	92	156
Forward foreign currency contracts	—	—	—	156	—	156
OTC swap agreements	—	—	16	—	—	16
Total derivative instruments liabilities	28	—	52	156	92	328
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	(336)	—	1,060	—	671	1,395
Total exchange traded or centrally cleared derivative instruments	(336)	—	1,060	—	671	1,395
Forward foreign currency contracts	—	—	—	90	—	90
Swap agreements	—	—	327	—	—	327
Total OTC derivative instruments	—	—	327	90	—	417
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	(48)	—	(128)	—	(329)	(505)
Total exchange traded or centrally cleared derivative instruments	(48)	—	(128)	—	(329)	(505)
Forward foreign currency contracts	—	—	—	(221)	—	(221)
Swap agreements	—	—	(55)	—	—	(55)
Total OTC derivative instruments	—	—	(55)	(221)	—	(276)

JNL/AQR Risk Parity Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	1	—	—	1	—	—
CIT	52	(52)	—	—	—	—
MLP	4	(4)	—	—	—	—
Derivatives eligible for offset	57	(56)	—	1
Derivatives not eligible for offset	158				—	—
	215

Derivative Liabilities by Counterparty*
CIT	156	(52)	(104)	—	310	—
GSC	3	—	—	3	—	—
MLP	13	(4)	—	9	—	—
Derivatives eligible for offset	172	(56)	(104)	12
Derivatives not eligible for offset	156				1,452	—
	328

JNL/AQR Risk Parity Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	61,559	18,659	—	—	—	2,352

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/BlackRock Global Long Short Credit Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, interest rates and foreign currencies, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts to obtain exposure to or hedge changes in security prices and interest rates, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall. The Fund entered into credit default swap agreements to hedge a portfolio of credit default swap agreements or bonds, obtain credit exposure, as a substitute for investment in physical securities, to speculate on changes in credit quality, used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as a substitute for investment in physical securities. The Fund entered into contracts for differences to obtain short exposure and as a substitute for investment in physical securities.

JNL/BlackRock Global Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	17	1	—	52	70
Purchased options, at value	2	92	214	—	52	360
Forward foreign currency contracts	—	—	—	407	—	407
OTC swap agreements	—	428	53	—	—	481
OTC swap premiums paid	—	2,092	—	—	—	2,092
Total derivative instruments assets	2	2,629	268	407	104	3,410
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	8	5	—	3	16
Written options, at value	—	8	18	—	—	26
Forward foreign currency contracts	—	—	—	1,824	—	1,824
OTC swap agreements	—	1,477	68	—	—	1,545
OTC swap premiums received	—	2,417	—	—	—	2,417
Total derivative instruments liabilities	—	3,910	91	1,824	3	5,828
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	(254)	—	(683)	(937)
Purchased option contracts	—	(184)	(1,374)	—	(109)	(1,667)
Written option contracts	—	24	100	—	4	128
Swap agreements	—	(1,457)	—	—	(35)	(1,492)
Total exchange traded or centrally cleared derivative instruments	—	(1,617)	(1,528)	—	(823)	(3,968)
Purchased option contracts	—	—	—	(37)	(117)	(154)
Written option contracts	—	85	—	2	15	102
Forward foreign currency contracts	—	—	—	(3,136)	—	(3,136)
Swap agreements	—	(1,053)	33	—	(81)	(1,101)
Total OTC derivative instruments	—	(968)	33	(3,171)	(183)	(4,289)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	(27)	—	651	624
Purchased option contracts	(2)	(19)	(106)	—	13	(114)
Written option contracts	—	—	(5)	—	(2)	(7)
Swap agreements	—	216	—	—	40	256
Total exchange traded or centrally cleared derivative instruments	(2)	197	(138)	—	702	759
Purchased option contracts	—	12	—	—	(48)	(36)
Written option contracts	—	188	—	—	—	188
Forward foreign currency contracts	—	—	—	(2,069)	—	(2,069)
Swap agreements	—	594	(12)	—	15	597
Total OTC derivative instruments	—	794	(12)	(2,069)	(33)	(1,320)

JNL/BlackRock Global Long Short Credit Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	46	(46)	—	—	—	—
BNP	11	(11)	—	—	—	—
BOA	71	(71)	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

CCI	4	(4)	—	—	—	—
CGM	16	(16)	—	—	—	—
CIT	70	(70)	—	—	—	—
CSI	43	(42)	—	1	—	—
DUB	115	(115)	—	—	—	15
GSC	184	(184)	—	—	—	—
JPM	132	(132)	—	—	—	—
MLP	46	(46)	—	—	—	—
MSC	227	(35)	(170)	22	170	—
Derivatives eligible for offset	965	(772)	(170)	23
Derivatives not eligible for offset	2,445				—	—
	3,410

Derivative Liabilities by Counterparty*
BCL	192	(46)	(21)	125	—	21
BNP	84	(11)	—	73	—	—
BOA	71	(71)	—	—	180	—
CCI	27	(4)	—	23	—	—
CGM	350	(16)	—	334	—	—
CIT	349	(70)	(164)	115	—	164
CSI	42	(42)	—	—	40	—
DUB	1,452	(115)	(1,209)	128	1,209	—
GSC	399	(184)	(215)	—	600	—
JPM	300	(132)	(168)	—	700	—
MLP	63	(46)	(17)	—	30	—
MSC	35	(35)	—	—	—	—
UBS	5	—	—	5	—	—
Derivatives eligible for offset	3,369	(772)	(1,794)	803
Derivatives not eligible for offset	2,459				1,188	—
	5,828

JNL/BlackRock Global Long Short Credit Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements	Notional Amount of Contracts for Difference
Average monthly volume	893	41,410	209,208	21,345	—	182,286	7,830	1,432

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investments strategy and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts to obtain exposure to or hedge changes in security prices, interest rates and foreign currency rates, to replicate treasury bond positions, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management and/or hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to reduce foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and/or hedging. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into cross-currency swap agreements to obtain directional exposure to currencies and as a means of risk management and/or hedging. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to obtain credit exposure and as a substitute for investment in physical securities. The Fund entered into forward volatility agreements to take a position on expectations of volatility of a reference entity. The Fund entered into non-deliverable bond forward contracts to obtain exposure to or hedge changes in interest rates.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	33	55	—	541	629
Purchased options, at value	—	—	380	842	123	1,345
Forward foreign currency contracts	—	—	—	5,242	—	5,242
OTC swap and forward volatility agreements	—	2,016	—	170	2,257	4,443
OTC swap premiums paid	—	7,456	—	—	—	7,456
Total derivative instruments assets	—	9,505	435	6,254	2,921	19,115
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	14	—	—	486	500
Written options, at value	—	—	—	585	—	585
Forward foreign currency contracts	—	—	—	10,241	—	10,241
OTC swap and forward volatility agreements	—	3,627	—	76	1,580	5,283
OTC swap premiums received	—	5,696	—	—	—	5,696
Total derivative instruments liabilities	—	9,337	—	10,902	2,066	22,305
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	(388)	—	(1,273)	(1,661)
Purchased option contracts	—	—	(903)	—	—	(903)
Swap agreements	—	(3,138)	—	—	(1,809)	(4,947)
Total exchange traded or centrally cleared derivative instruments	—	(3,138)	(1,291)	—	(3,082)	(7,511)
Purchased option contracts	—	—	501	(2,614)	—	(2,113)
Written option contracts	—	—	—	3,276	—	3,276
Forward foreign currency contracts	—	—	—	(6,291)	—	(6,291)
Swap agreements	—	398	—	(1)	971	1,368
Total OTC derivative instruments	—	398	501	(5,630)	971	(3,760)
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	22	—	244	266
Swap agreements	—	(33)	—	—	2,141	2,108
Total exchange traded or centrally cleared derivative instruments	—	(33)	22	—	2,385	2,374
Purchased option contracts	—	—	(670)	(7,111)	(288)	(8,069)
Written option contracts	—	—	—	1,797	—	1,797
Forward foreign currency contracts	—	—	—	(8,777)	—	(8,777)
Swap and forward volatility agreements	—	677	—	94	(2,350)	(1,579)
Total OTC derivative instruments	—	677	(670)	(13,997)	(2,638)	(16,628)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	2,098	(2,098)	—	—	—	—
BOA	882	(127)	—	755	—	—
CGM	1,192	(518)	(378)	296	378	—
DUB	557	(557)	—	—	—	—
GSC	3,661	(3,661)	—	—	—	989

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JPM	1,257	(1,257)	—	—	—	—
MSC	429	(354)	—	75	—	—
SCB	954	(954)	—	—	—	—
Derivatives eligible for offset	11,030	(9,526)	(378)	1,126
Derivatives not eligible for offset	8,085				—	—
	19,115

Derivative Liabilities by Counterparty*
BNP	3,683	(2,098)	(1,435)	150	—	1,435
BOA	127	(127)	—	—	100
CGM	518	(518)	—	—	—	—
CSI	133	—	—	133	—	—
DUB	1,258	(557)	(701)	—	100	917
GSC	5,136	(3,661)	—	1,475	—	—
JPM	1,954	(1,257)	(369)	328	—	369
MSC	354	(354)	—	—	—	201
SCB	2,946	(954)	(1,497)	495	140	1,357
Derivatives eligible for offset	16,109	(9,526)	(4,002)	2,581
Derivatives not eligible for offset	6,196				8,564	2,121
	22,305

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Forward Volatility Agreements	Notional Amount of Non-Deliverable Bond Forward Contracts
Average monthly volume	7,468	59,952	891,012	575,425	16,094	298,001	4,758	3,882

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/PIMCO Credit Income Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in interest rates, inflation, foreign currencies and interest rate swap valuations, to generate income, to take a position on expectations of volatility of a reference entity and as a substitute for investment in physical securities. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to obtain interest rate and yield curve exposure and as a substitute for investment in physical securities. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/PIMCO Credit Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	15	—	—	169	184
Purchased options, at value	—	—	—	—	168	168
Forward foreign currency contracts	—	—	—	489	—	489
OTC swap agreements	—	782	—	—	—	782
OTC swap premiums paid	—	172	—	—	—	172
Total derivative instruments assets	—	969	—	489	337	1,795
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	1	—	—	43	44
Written options, at value	—	—	—	—	137	137
Forward foreign currency contracts	—	—	—	1,103	—	1,103
OTC swap agreements	—	76	—	—	—	76
OTC swap premiums received	—	1,140	—	—	—	1,140
Total derivative instruments liabilities	—	1,217	—	1,103	180	2,500
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	—	82	82
Written option contracts	—	—	—	—	24	24
Swap agreements	—	406	—	—	(78)	328
Total exchange traded or centrally cleared derivative instruments	—	406	—	—	28	434
Purchased option contracts	—	—	—	—	(8)	(8)
Written option contracts	—	42	—	—	7	49
Forward foreign currency contracts	—	—	—	173	—	173
Swap agreements	—	439	—	—	(79)	360
Total OTC derivative instruments	—	481	—	173	(80)	574
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	—	(42)	(42)
Purchased option contracts	—	—	—	—	(5)	(5)
Written option contracts	—	—	—	—	25	25
Swap agreements	—	217	—	—	—	217
Total exchange traded or centrally cleared derivative instruments	—	217	—	—	(22)	195
Purchased option contracts	—	—	—	—	(160)	(160)
Written option contracts	—	(25)	—	—	194	169
Forward foreign currency contracts	—	—	—	(799)	—	(799)
Swap agreements	—	217	—	—	83	300
Total OTC derivative instruments	—	192	—	(799)	117	(490)

JNL/PIMCO Credit Income Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	141	—	—	141	—	—
BNP	259	(124)	—	135	—	—
BOA	132	(132)	—	—	—	—
CGM	79	(8)	—	71	—	—
CIT	9	(9)	—	—	260	—
CSI	103	(42)	—	61	—	—
DUB	76	(39)	—	37	—	—
GSC	299	(144)	—	155	—	—
JPM	36	(1)	(35)	—	260	—
MSC	141	(69)	—	72	—	—
SCB	27	(27)	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

UBS	120	(102)	—	18	—	—
Derivatives eligible for offset	1,422	(697)	(35)	690
Derivatives not eligible for offset	373				—	—
	1,795

Derivative Liabilities by Counterparty*
BNP	124	(124)	—	—	—	40
BOA	284	(132)	—	152	—	—
CGM	8	(8)	—	—	—	—
CIT	85	(9)	—	76	—	—
CSI	42	(42)	—	—	—	—
DUB	39	(39)	—	—	—	—
GSC	144	(144)	—	—	—	257
JPM	1	(1)	—	—	—	—
MSC	69	(69)	—	—	—	216
SCB	395	(27)	(368)	—	—	399
UBS	102	(102)	—	—	—	—
Derivatives eligible for offset	1,293	(697)	(368)	228
Derivatives not eligible for offset	1,207				2,025	4,662
	2,500

	Gross Amount Presented in the Statement of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral [5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	20,955	(20,955)	-	-	-	-
BNP	34,026	(34,026)	-	-	270	-
CSI	5,015	(5,015)	-	-	-	-
MLP	2,389	(2,389)	-	-	-	-
UBS	2,469	(2,469)	-	-	-	-
	64,854	(64,854)	-	-

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	21,264	(20,955)	-	309	-	-
BNP	34,109	(34,026)	-	83	-	-
CSI	5,038	(5,015)	-	23	-	-
MLP	2,404	(2,389)	-	15	-	-
UBS	2,485	(2,469)	-	16	-	-
	65,300	(64,854)	-	446

JNL/PIMCO Credit Income Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	643	20,166	90,101	55,472	—	81,990	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/PPM America Long Short Credit Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest and foreign currency rates. The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers, to obtain credit exposure, as a substitute for investment in physical securities and to manage credit exposure.

JNL/PPM America Long Short Credit Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments assets:
Variation margin on derivative instruments[9]	—	—	—	1	133	134
OTC swap agreements	—	91	—	—	—	91
OTC swap premiums paid	—	533	—	—	—	533
Total derivative instruments assets	—	624	—	1	133	758
Derivative instruments liabilities:
Variation margin on derivative instruments[9]	—	2	—	—	8	10
OTC swap agreements	—	124	—	—	—	124
OTC swap premiums received	—	350	—	—	—	350
Total derivative instruments liabilities	—	476	—	—	8	484
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Futures Contracts	—	—	—	(37)	(720)	(757)
Swap agreements	—	(48)	—	—	—	(48)
Total exchange traded or centrally cleared derivative instruments	—	(48)	—	(37)	(720)	(805)
Swap agreements	—	124	—	—	—	124
Total OTC derivative instruments	—	124	—	—	—	124
Net change in unrealized appreciation (depreciation) on:
Futures Contracts	—	—	—	(30)	69	39
Swap agreements	—	3	—	—	—	3
Total exchange traded or centrally cleared derivative instruments	—	3	—	(30)	69	42
Swap agreements	—	(73)	—	—	—	(73)
Total OTC derivative instruments	—	(73)	—	—	—	(73)

JNL/PPM America Long Short Credit Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	78	(36)	—	42	—	—
JPM	13	(13)	—	—	—	—
Derivatives eligible for offset	91	(49)	—	42
Derivatives not eligible for offset	667				—	—
	758

Derivative Liabilities by Counterparty*
CGM	36	(36)	—	—	—	—
JPM	88	(13)	(75)	—	260	—
Derivatives eligible for offset	124	(49)	(75)	—
Derivatives not eligible for offset	360				693	—
	484

JNL/PPM America Long Short Credit Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	58,461	—	—	—	28,857	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into option contracts to obtain exposure to or hedge changes in securities prices and to generate income. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017
Derivative instruments liabilities:
Written options, at value	—	—	6,812	—	—	6,812
Total derivative instruments liabilities	—	—	6,812	—	—	6,812
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2017
Net realized gain (loss) on:
Purchased option contracts	—	—	208	—	—	208
Written option contracts	—	—	1,210	—	—	1,210
Forward foreign currency contracts	—	—	—	(4)	—	(4)
Total OTC derivative instruments	—	—	1,418	(4)	—	1,414
Net change in unrealized appreciation (depreciation) on:
Written option contracts	—	—	(9)	—	—	(9)
Total exchange traded or centrally cleared derivative instruments	—	—	(9)	—	—	(9)
Purchased option contracts	—	—	(191)	—	—	(191)
Written option contracts	—	—	(2,837)	—	—	(2,837)
Total OTC derivative instruments	—	—	(3,028)	—	—	(3,028)

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

					Total Collateral [7]
	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Liabilities by Counterparty*
CGM	3,049	—	—	3,049	—	—
CSI	86	—	—	86	—	—
DUB	2,147	—	—	2,147	—	—
GSC	252	—	—	252	—	—
JPM	27	—	—	27	—	—
MLP	730	—	—	730	—	—
RBC	500	—	—	500	—	—
Derivatives eligible for offset	6,791	—	—	6,791
Derivatives not eligible for offset	21				—	—
	6,812

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	3,402	—	235	—	—	—	—

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Neuberger Berman Currency Fund – Derivative and Financial Instruments Eligible for Offset

Total Collateral [7]

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Gross Amount Presented in the Statements of Assets and Liabilities[3]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[6]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	1,027	(1,027)	—	—	—	—
GSC	3,467	(3,467)	—	—	—	—
RBC	4,588	(4,493)	—	95	—	—
SGB	6,138	(6,138)	—	—	—	—
SSB	11,906	(9,454)	—	2,452	—	—
Derivatives eligible for offset	27,126	(24,579)	—	2,547
Derivatives not eligible for offset	—				—	—
	27,126

Derivative Liabilities by Counterparty*
CIT	1,503	(1,027)	—	476	—	—
GSC	4,422	(3,467)	—	955	—	—
RBC	4,493	(4,493)	—	—	—	—
SGB	6,728	(6,138)	—	590	—	—
SSB	9,454	(9,454)	—	—	—	—
Derivatives eligible for offset	26,600	(24,579)	—	2,021
Derivatives not eligible for offset	—				—	—
	26,600

1 The derivative instruments outstanding as of June 30, 2017, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2017, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Purchased options market value is reflected in Purchased options, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on exchange traded and centrally cleared derivative instruments and change in unrealized appreciation (depreciation) on exchange traded and centrally cleared derivative instruments, respectively, in the Statements of Operations.

3 Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

4 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

5 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

6 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

7 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

8 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

9 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 68 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/FAMCO Flex Core Covered Call Fund entered into option contracts to obtain exposure to or hedge changes in securities prices, to generate income and as a part of its overall investment strategy. JNL/Epoch Global Shareholder Yield Fund, JNL/Lazard International Strategic Equity Fund, JNL/Van Eck International Gold Fund and JNL/WCM Focused International Equity Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contract’s trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. JNL/Neuberger Berman Currency Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy. JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund entered into futures contracts as a substitute for investment in physical securities and as an efficient means of obtaining exposure to certain markets as part of its investment strategy.

The derivative instruments outstanding as of June 30, 2017, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2017, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts
JNL/Epoch Global Shareholder Yield Fund	—	—	168
JNL/FAMCO Flex Core Covered Call Fund	2,497	—	—
JNL/Lazard International Strategic Equity Fund	—	—	348
JNL/Neuberger Berman Currency Fund	—	—	1,742,440
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	—	17,270	—
JNL/Van Eck International Gold Fund	—	—	22
JNL/WCM Focused International Equity Fund	—	—	2,780

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Pledged or Segregated Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for Funds at June 30, 2017 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

			Futures Contracts	Securities Sold Short		Repurchase Agreements	Forward Foreign Currency Contracts
	Prime Broker	Counterparties	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)	Pledged Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash
JNL/BlackRock Global Long Short Credit Fund	N/A	CGM/RBC	—	—	—	485	—
JNL/Neuberger Berman Currency Fund	N/A	RBC	—	—	—	—	390
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	N/A	GSC	1,097	—	—	—	—
JNL/Nicholas Convertible Arbitrage Fund	UBS	N/A	—	65,745	108,441	—	—
JNL/PPM America Long Short Credit Fund	SSB	N/A	—	10,626	—	—	—

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and administrative fee each Fund is currently obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (b-billions)		Administrative Fee (b-billions)
	$0 to $1b	Over $1b	$0 to $3b	Over $3b
JNL Tactical ETF Conservative Fund	0.75%	0.70%	0.15%	0.13%
JNL Tactical ETF Moderate Fund	0.75	0.70	0.15	0.13
JNL Tactical ETF Growth Fund	0.75	0.70	0.15	0.13
JNL/AQR Risk Parity Fund	0.85	0.80	0.15	0.13
JNL/BlackRock Global Long Short Credit Fund	0.95	0.90	0.15	0.13
JNL/DFA U.S. Micro Cap Fund	0.80	0.75	0.15	0.13
JNL/DoubleLine Total Return Fund	0.50	0.45	0.15	0.13
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	0.95	0.90	0.15	0.13
JNL/Epoch Global Shareholder Yield Fund	0.70	0.65	0.15	0.13
JNL/FAMCO Flex Core Covered Call Fund	0.60	0.55	0.15	0.13
JNL/Lazard International Strategic Equity Fund	0.80	0.75	0.15	0.13
JNL/Neuberger Berman Currency Fund	0.70	0.65	0.15	0.13

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Advisory Fee (b-billions)		Administrative Fee (b-billions)
	$0 to $1b	Over $1b	$0 to $3b	Over $3b
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	0.60	0.55	0.15	0.13
JNL/Nicholas Convertible Arbitrage Fund	0.85	0.80	0.15	0.13
JNL/PIMCO Credit Income Fund	0.40	0.35	0.15	0.13
JNL/PPM America Long Short Credit Fund	0.95	0.90	0.15	0.13
JNL/T. Rowe Price Capital Appreciation Fund	0.70	0.65	0.15	0.13
JNL/The Boston Company Equity Income Fund	0.55	0.50	0.15	0.13
JNL/The London Company Focused U.S. Equity Fund	0.70	0.65	0.15	0.13
JNL/Van Eck International Gold Fund	0.80	0.75	0.15	0.13
JNL/WCM Focused International Equity Fund	0.80	0.75	0.15	0.13

Advisory Fee Waivers. Pursuant to contractual and voluntary fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as an expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL Tactical ETF Conservative Fund	0.45%
JNL Tactical ETF Moderate Fund	0.45
JNL Tactical ETF Growth Fund	0.45
JNL/AQR Risk Parity Fund	0.10
JNL/PPM America Long Short Credit Fund	0.25

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/BlackRock Global Long Short Credit Fund	0.05%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund[1]	0.10% on net assets between $250 million - $1 billion; 0.05% on net assets over $1 billion
JNL/Nicholas Convertible Arbitrage Fund	0.025% on net assets between $0 - $500 million
JNL/WCM Focused International Equity Fund[2]	0.05%for net assets between $500 milion and $1 billion

1 Prior to April 24, 2017, the Fund’s voluntary fee waiver was 0.05% on net assets between $250 million - $1 billion.

2 Effective April 24, 2017.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a 100% of net advisory fees attributable to JNL/T. Rowe Price Capital Appreciation Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets of the Fund, and pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates. During the period ended June 30, 2017, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Fund sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund, which are affiliates of the Fund's Sub-Adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/BlackRock Global Long Short Credit Fund invested in the iShares iBoxx $ High Yield Corporate Bond ETF and iShares 20+ Year Treasury Bond ETF, which is an affiliate of the Fund's Sub-Adviser. The total value and cost of such affiliated investments is

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details cash management investments in affiliates held at June 30, 2017. There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2017.

JNL Government Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL Tactical ETF Conservative Fund	1,465	2,997	8
JNL Tactical ETF Moderate Fund	2,498	4,056	10
JNL Tactical ETF Growth Fund	2,211	2,923	8
JNL/AQR Risk Parity Fund	6,098	6,088	15
JNL/BlackRock Global Long Short Credit Fund	34,900	—	35
JNL/DFA U.S. Micro Cap Fund	661	—	2
JNL/DoubleLine Total Return Fund	219,341	93,637	364
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	43,022	17,545	58
JNL/Epoch Global Shareholder Yield Fund	—	1,451	3
JNL/FAMCO Flex Core Covered Call Fund	2,005	2,068	6
JNL/Lazard International Strategic Equity Fund	515	2,063	5
JNL/Neuberger Berman Currency Fund	7,190	7,139	24
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,273	2,445	6
JNL/Nicholas Convertible Arbitrage Fund	19,345	13,347	39
JNL/PPM America Long Short Credit Fund	11,292	5,914	37
JNL/T. Rowe Price Capital Appreciation Fund	3,189	5,000	12
JNL/The Boston Company Equity Income Fund	778	998	3
JNL/The London Company Focused U.S. Equity Fund	3,062	5,017	12
JNL/Van Eck International Gold Fund	849	933	1
JNL/WCM Focused International Equity Fund	76,468	48,319	63

T. Rowe Price Government Reserve Fund
JNL/T. Rowe Price Capital Appreciation Fund	125,431	279,969	727

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2017.

	Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Value End of Period($)
JNL/BlackRock Global Long Short Credit Fund	iShares iBoxx $ High Yield Corporate Bond ETF	—	2,319	2,325	8	6	—
JNL/BlackRock Global Long Short Credit Fund	iShares 20+ Year Treasury Bond ETF	846	1,342	1,758	1	20	—
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	1,115	24	—	24	—	1,133

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. The following Fund had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2017.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	—	25,745

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

Each Fund is a separate tax payer for federal income tax purposes. Each Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trusts (‘REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2016, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Tactical ETF Conservative Fund	32	214	246
JNL Tactical ETF Moderate Fund	230	1,071	1,301
JNL Tactical ETF Growth Fund	495	1,664	2,159
JNL/BlackRock Global Long Short Credit Fund	8,157	15,523	23,680
JNL/DoubleLine Total Return Fund	9,337	—	9,337
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	234	8,157	8,391
JNL/Epoch Global Shareholder Yield Fund	5,176	1,844	7,020
JNL/Lazard International Strategic Equity Fund	3,848	602	4,450
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	38	61	99
JNL/Nicholas Convertible Arbitrage Fund	11,367	17,106	28,473
JNL/PPM America Long Short Credit Fund	2,107	31,521	33,628
JNL/The London Company Focused U.S. Equity Fund	2,256	561	2,817
JNL/Van Eck International Gold Fund	15,163	50,107	65,270

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Tactical ETF Conservative Fund	124,117	6,448	(308)	6,140
JNL Tactical ETF Moderate Fund	271,392	19,631	(511)	19,120
JNL Tactical ETF Growth Fund	206,795	17,950	(289)	17,661
JNL/AQR Risk Parity Fund	32,025	75	(138)	(63)
JNL/BlackRock Global Long Short Credit Fund	281,793	5,587	(6,119)	(532)
JNL/DFA U.S. Micro Cap Fund	99,494	32,687	(10,803)	21,884
JNL/DoubleLine Total Return Fund	2,569,762	40,772	(21,321)	19,451
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	369,257	22,762	(7,300)	15,462
JNL/Epoch Global Shareholder Yield Fund	64,547	6,011	(2,144)	3,867
JNL/FAMCO Flex Core Covered Call Fund	120,606	18,173	(2,517)	15,656
JNL/Lazard International Strategic Equity Fund	49,202	6,263	(1,113)	5,150
JNL/Neuberger Berman Currency Fund	152,372	5	(28)	(23)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	14,128	15	(3)	12
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	285,700	7,321	(7,739)	(418)
Short Investments	110,245	6,945	(13,481)	(6,536)
JNL/PIMCO Credit Income Fund	501,023	6,763	(3,245)	3,518
JNL/PPM America Long Short Credit Fund	155,943	3,080	(1,421)	1,659
JNL/T. Rowe Price Capital Appreciation Fund	1,761,916	143,059	(14,772)	128,287

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/The Boston Company Equity Income Fund	129,250	16,354	(3,074)	13,280
JNL/The London Company Focused U.S. Equity Fund	133,775	29,488	(1,252)	28,236
JNL/Van Eck International Gold Fund	71,624	1,594	(6,692)	(5,098)
JNL/WCM Focused International Equity Fund	963,155	207,303	(10,985)	196,318

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2016 was as follows:

	Net Ordinary Income* ($)	Long-term Capital Gain ($)
JNL Tactical ETF Conservative Fund	2,265	1,157
JNL Tactical ETF Moderate Fund	6,516	4,883
JNL Tactical ETF Growth Fund	6,214	4,961
JNL/BlackRock Global Long Short Credit Fund	10,988	—
JNL/DFA U.S. Micro Cap Fund	571	6,309
JNL/DoubleLine Total Return Fund	41,372	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	20,376	—
JNL/Epoch Global Shareholder Yield Fund	3,185	—
JNL/FAMCO Flex Core Covered Call Fund	8,847	—
JNL/Lazard International Strategic Equity Fund	1,403	3,824
JNL/Neuberger Berman Currency Fund	4,700	—
JNL/Nicholas Convertible Arbitrage Fund	1,860	—
JNL/PIMCO Credit Income Fund	3,757	—
JNL/PPM America Long Short Credit Fund	12,641	—
JNL/T. Rowe Price Capital Appreciation Fund	10,240	4,094
JNL/The Boston Company Equity Income Fund	1,368	4,887
JNL/The London Company Focused U.S. Equity Fund	901	—
JNL/Van Eck International Gold Fund	376	—
JNL/WCM Focused International Equity Fund	862	1,217

* Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2013, 2014, 2015 and 2016, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2017.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

New Share Class. Effective September 25, 2017, Class I shares will be offered by each Fund. Class I shares differ from the Funds’ existing shares (to be renamed Class A shares effective September 25, 2017) principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Advisory Fees. Effective September 25, 2017, the Advisory Fees will change to the following ranges based on net assets indicated for the following Funds:

	Advisory Fee (b-billions)
	$0 to $1b	$1b to $3b	$3b to $5b	Over $5b
JNL Tactical ETF Conservative Fund	0.20%	0.15%	0.14%	0.13%
JNL Tactical ETF Moderate Fund	0.20	0.15	0.14	0.13
JNL Tactical ETF Growth Fund	0.20	0.15	0.14	0.13
JNL/AQR Risk Parity Fund	0.65	0.60	0.59	0.58
JNL/BlackRock Global Long Short Credit Fund	0.80	0.75	0.74	0.73
JNL/DFA U.S. Micro Cap Fund	0.60	0.55	0.54	0.53
JNL/DoubleLine Total Return Fund	0.45	0.40	0.39	0.38
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	0.85 – 0.75	0.725	0.715	0.705
JNL/Epoch Global Shareholder Yield Fund	0.60	0.55	0.54	0.53
JNL/FAMCO Flex Core Covered Call Fund	0.50	0.45	0.44	0.43
JNL/Lazard International Strategic Equity Fund	0.70	0.65	0.64	0.63
JNL/Neuberger Berman Currency Fund	0.60	0.55	0.54	0.53

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2017

	Advisory Fee (b-billions)
	$0 to $1b	$1b to $3b	$3b to $5b	Over $5b
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	0.50	0.45	0.44	0.43
JNL/Nicholas Convertible Arbitrage Fund	0.725	0.70	0.69	0.68
JNL/PIMCO Credit Income Fund	0.35	0.30	0.29	0.28
JNL/PPM America Long Short Credit Fund	0.60	0.55	0.54	0.53
JNL/T. Rowe Price Capital Appreciation Fund	0.60	0.55	0.54	0.53
JNL/The Boston Company Equity Income Fund	0.45	0.40	0.39	0.38
JNL/The London Company Focused U.S. Equity Fund	0.60	0.55	0.54	0.53
JNL/Van Eck International Gold Fund	0.70	0.65	0.64	0.63
JNL/WCM Focused International Equity Fund	0.70 – 0.65	0.65	0.64	0.63

Advisory Fee Waiver and Expense Reimbursements. Effective September 25, 2017, existing contractual and voluntary advisory fee waivers, for all Funds will be discontinued. The current waived portion of advisory fees for these Funds will be converted to permanent reductions in advisory fees effective September 25, 2017.

Administrative Fees. Effective September 25, 2017, the administrative fees will change to the amounts indicated for the following Funds:

	Administrative Fee (b-billions)
	$0 to $3b (%)	Over $3b (%)
JNL/DoubleLine Total Return Fund	0.10	0.08
JNL/PIMCO Credit Income Fund	0.10	0.08

Administrative Fee Waivers. Effective September 25, 2017, JNAM will waive 0.05% of the administrative fees of the Class I shares of the JNL/DFA U.S. Micro Cap Fund. This is a contractual waiver and none of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. Effective July 1, 2017, the Rule 12b-1 Plan changed from a reimbursement plan to a compensation plan. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the existing shares of the Funds (to be renamed Class A shares effective September 25, 2017) will change from 0.20% to 0.30% of the average daily net assets of the existing shares of each Fund (to be renamed Class A shares effective September 25, 2017).

Fund Name Changes. The following Fund name changes will be effective September 25, 2017:

Existing Fund Name	Effective September 25, 2017 Fund Name:
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund

Board of Trustees. Effective January 1, 2018, a new Board of Trustees (“New Board”) will oversee the Trust. The New Board for the Trust is the same Board of Trustees that oversees all the other funds managed by JNAM (except for Mark S. Wehrle, who will serve on the New Board and is currently an Independent Trustee for the Trust). The New Board will consist of 11 Trustees; the Interested Trustee and one Independent Trustee of the Trust will continue to serve on the New Board.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

Jackson Variable Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
Annualized Expense Ratios(%)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)	Beginning Account Value 01/01/17($)	Ending Account Value 06/30/17($)	Expenses Paid During Period†($)
JNL Tactical ETF Conservative Fund
0.67	1,000.00	1,054.50	3.41	1,000.00	1,021.47	3.36
JNL Tactical ETF Moderate Fund
0.67	1,000.00	1,073.90	3.45	1,000.00	1,021.47	3.36
JNL Tactical ETF Growth Fund
0.67	1,000.00	1,088.50	3.47	1,000.00	1,021.47	3.36
JNL/AQR Risk Parity Fund
1.12	1,000.00	1,039.10	5.66	1,000.00	1,019.24	5.61
JNL/BlackRock Global Long Short Credit Fund
2.13	1,000.00	1,014.70	10.64	1,000.00	1,014.23	10.64
JNL/DFA U.S. Micro Cap Fund
1.17	1,000.00	1,009.30	5.83	1,000.00	1,018.99	5.86
JNL/DoubleLine Total Return Fund
0.84	1,000.00	1,027.10	4.22	1,000.00	1,020.63	4.21
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
1.39	1,000.00	1,034.10	7.01	1,000.00	1,017.90	6.95
JNL/Epoch Global Shareholder Yield Fund
1.07	1,000.00	1,093.40	5.55	1,000.00	1,019.49	5.36
JNL/FAMCO Flex Core Covered Call Fund
0.97	1,000.00	1,044.60	4.92	1,000.00	1,019.98	4.86
JNL/Lazard International Strategic Equity Fund
1.18	1,000.00	1,149.10	6.29	1,000.00	1,018.94	5.91
JNL/Neuberger Berman Currency Fund
1.07	1,000.00	1,005.10	5.32	1,000.00	1,019.49	5.36
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
0.98	1,000.00	971.50	4.79	1,000.00	1,019.93	4.91
JNL/Nicholas Convertible Arbitrage Fund
1.26	1,000.00	1,030.80	6.34	1,000.00	1,018.55	6.31
JNL/PIMCO Credit Income Fund
0.85	1,000.00	1,047.40	4.31	1,000.00	1,020.58	4.26
JNL/PPM America Long Short Credit Fund
1.23	1,000.00	1,020.10	6.16	1,000.00	1,018.70	6.16
JNL/T. Rowe Price Capital Appreciation Fund
1.05	1,000.00	1,089.30	5.44	1,000.00	1,019.59	5.26
JNL/The Boston Company Equity Income Fund
0.92	1,000.00	1,036.40	4.65	1,000.00	1,020.23	4.61
JNL/The London Company Focused U.S. Equity Fund
1.07	1,000.00	1,048.00	5.43	1,000.00	1,019.49	5.36
JNL/Van Eck International Gold Fund
1.17	1,000.00	1,100.30	6.09	1,000.00	1,018.99	5.86
JNL/WCM Focused International Equity Fund
1.15	1,000.00	1,201.60	6.28	1,000.00	1,019.09	5.76

Jackson Variable Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2017

†Expenses paid by each Fund during the period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center) (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of Jackson Variable Series Trust (“Trust”)

The Independent Trustees received the following compensation for their services during the six-month period ended June 30, 2017:

Trustee	Aggregate Compensation from the Trust [1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement
David W. Agostine	$110,000	$0	$0
Gregory P. Contillo	$95,000	$0	$0
Dylan E. Taylor	$90,000	$0	$0
Mark S. Wehrle	$99,000[2]	$0	$0
Scot T. Wetzel	$100,000	$0	$0

1 The fees paid to the Independent Trustees are paid for service on the Board of the Trust. The fees are allocated to the Funds on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees from the Trust is $494,000.

2 Amount includes $19,800 deferred by Mr. Wehrle.

The Trust has not adopted any plan providing pension or retirement benefits for the Trustees.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, and (3) by visiting www.jackson.com.

Jackson Variable Series Trust

Results of Special Meetings of Shareholders

On June 22, 2017, a special meeting (“Meeting”) of shareholders (“Shareholders”) of each of the Funds of Jackson Variable Series Trust (the “Trust”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

1. All shareholders of the Trust: To vote on the election of the following eleven individuals as Trustees of the Trust, effective January 1, 2018:  Michael Bouchard, Ellen Carnahan, William J. Crowley, Jr., Michelle Engler, John Gillespie, Mark D. Nerud, William R. Rybak, Edward Wood, Patricia A. Woodworth, Eric O. Anyah, and Mark S. Wehrle.

TRUSTEES	FOR	WITHOLD	Total
Michael Bouchard	920,883,816.081	17,332,066.058	938,215,882.139
Ellen Carnahan	921,821,741.245	16,394,140.894	938,215,882.139
William J. Crowley, Jr.	921,552,437.129	16,663,445.010	938,215,882.139
Michelle Engler	921,405,236.296	16,810,645.843	938,215,882.139
John Gillespie	921,699,647.964	16,516,234.175	938,215,882.139
Mark D. Nerud	921,278,561.482	16,937,320.657	938,215,882.139
William R. Rybak	921,377,738.944	16,838,143.195	938,215,882.139
Edward Wood	921,473,294.335	16,742,587.804	938,215,882.139
Patricia A. Woodworth	921,783,838.367	16,432,043.772	938,215,882.139
Eric O. Anyah	921,172,526.448	17,043,355.691	938,215,882.139
Mark S. Wehrle	921,666,188.541	16,549,693.598	938,215,882.139

2. Shareholders of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNAM Guidance – Interest Rate Opportunities Fund	3,991,179.656	105,008.966	93,007.666	4,189,196.288
JNAM Guidance – Conservative Fund	12,779,613.828	272,205.394	630,497.130	13,682,316.352
JNAM Guidance – Moderate Fund	31,752,253.820	2,130,812.995	2,419,332.269	36,302,399.084
JNAM Guidance – Growth Fund	23,403,341.274	414,684.145	1,020,311.145	24,838,336.564
JNAM Guidance – Moderate Growth Fund	60,496,965.048	2,904,229.414	4,342,148.854	67,743,343.316
JNAM Guidance – Maximum Growth Fund	16,343,278.972	639,181.165	1,249,540.183	18,232,000.320
JNAM Guidance – Alt 100 Fund	32,103,729.339	1,691,679.104	1,518,540.008	35,313,948.451
JNAM Guidance – Equity 100 Fund	6,119,713.882	182,157.534	73,586.081	6,375,457.497
JNAM Guidance – Fixed Income 100 Fund	6,369,864.667	182,581.480	154,352.763	6,706,798.910
JNAM Guidance – Real Assets Fund	1,198,892.954	67,558.414	81,747.257	1,348,198.625
JNL Tactical ETF Conservative Fund	9,125,234.128	298,483.665	684,033.072	10,107,750.865
JNL Tactical ETF Moderate Fund	18,867,598.339	450,339.727	1,203,809.430	20,521,747.496
JNL Tactical ETF Growth Fund	13,326,139.219	724,478.340	773,291.343	14,823,908.902
JNL/American Funds® Global Growth Fund	8,427,249.476	163,917.107	412,192.337	9,003,358.920
JNL/American Funds® Growth Fund	14,810,474.353	392,789.083	416,934.305	15,620,197.741
JNL/AQR Risk Parity Fund	2,342,992.669	16,805.015	130,315.232	2,490,112.916
JNL/BlackRock Global Long Short Credit Fund	24,315,362.155	40,358.903	158,637.239	24,514,358.298
JNL/DFA U.S. Micro Cap Fund	11,892,817.483	146,622.185	92,101.364	12,131,541.032
JNL/DoubleLine® Total Return Fund	224,290,594.518	2,145,868.812	3,880,148.157	230,316,611.487
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	40,627,701.165	145,432.777	117,686.868	40,890,820.810
JNL/Epoch Global Shareholder Yield Fund	5,232,875.352	288,948.401	49,172.729	5,570,996.482
JNL/FAMCO Flex Core Covered Call Fund	10,280,976.809	355,980.541	340,047.405	10,977,004.756
JNL/Lazard International Strategic Equity Fund	4,128,638.993	269,736.431	39,572.749	4,437,948.173
JNL/Neuberger Berman Currency Fund	15,348,469.485	45,797.177	26,701.378	15,420,968.041
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,018,154.399	5,967.926	118,011.818	1,142,134.142
JNL/Nicholas Convertible Arbitrage Fund	27,043,846.487	215,216.244	199,581.505	27,458,644.236
JNL/PIMCO Credit Income Fund	34,132,693.565	675,552.491	856,439.981	35,664,686.037
JNL/PPM America Long Short Credit Fund	17,069,635.894	208,164.937	16,403.020	17,294,203.851
JNL/T. Rowe Price Capital Appreciation Fund	104,409,269.237	1,784,869.145	3,683,054.133	109,877,192.515

2. Shareholders of each Fund of the Trust, voting separately: To approve an amended and restated Distribution Plan for each Fund of the Trust.
FUND NAMES	FOR	AGAINST	ABSTAIN	TOTAL
JNL/The Boston Company Equity Income Fund	8,197,491.906	445,557.559	176,820.956	8,819,870.422
JNL/The London Company Focused U.S. Equity Fund	12,024,055.484	17,881.644	6,362.334	12,048,299.462
JNL/Van Eck International Gold Fund	5,752,539.573	537,055.747	75,552.348	6,365,147.668
JNL/WCM Focused International Equity Fund	87,890,222.156	39,620.069	56,540.256	87,986,382.480

3. All Shareholders of the Trust: To approve an amendment to the Trust’s Declaration of Trust.
FOR	AGAINST	ABSTAIN	TOTAL
897,524,874.857	15,550,734.528	25,140,272.754	938,215,882.139

Supplement Dated June 12, 2017

To The Prospectus Dated April 24, 2017

Jackson Variable Series Trust

Please note that the changes may apply to your variable annuity product(s).

Proposed Reorganization of JNAM Guidance – Fixed Income 100 Fund

On May 24-25, 2017, the Board of Trustees (the “Board”) of the Jackson Variable Series Trust (the “Trust”) approved the proposed reorganization of the JNAM Guidance – Fixed Income 100 Fund (the “Fixed Income 100 Fund” or the “Acquired Fund”) into the JNAM Guidance – Conservative Fund (the “Conservative Fund” or the “Acquiring Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Fixed Income 100 Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Fixed Income 100 Fund’s assets and liabilities would be transferred to the Conservative Fund in return for shares of the Conservative Fund having an aggregate net asset value equal to the Fixed Income 100 Fund’s net assets as of the valuation date. These Conservative Fund shares would be distributed pro rata to shareholders of the Fixed Income 100 Fund in exchange for their fund shares. Current Fixed Income 100 Fund shareholders would thus become shareholders of the Conservative Fund and receive shares of Conservative Fund with a total net asset value equal to that of their shares of the Fixed Income 100 Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Fixed Income 100 Fund and the Conservative Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Conservative Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Fixed Income 100 Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Conservative Fund, nor is it a solicitation of any proxy. For more information regarding Conservative Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Equity 100 Fund

On May 24-25, 2017, the Board of Trustees (the “Board”) of the Jackson Variable Series Trust (the “Trust”) approved the proposed reorganization of the JNAM Guidance – Equity 100 Fund (the “Equity 100 Fund” or the “Acquired Fund”), a series of the Trust, into the JNL Disciplined Growth Fund (the “Disciplined Growth Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Equity 100 Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Equity 100 Fund’s assets and liabilities would be transferred to the Disciplined Growth Fund in return for shares of the Disciplined Growth Fund having an aggregate net asset value equal to the Equity 100 Fund’s net assets as of the Closing Date. These Disciplined Growth Fund shares would be distributed pro rata to shareholders of the Equity 100 Fund in exchange for their Equity 100 Fund shares. Equity 100 Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Growth Fund and receive shares of the Disciplined Growth Fund with a total net asset value equal to that of their shares of the Equity 100 Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Equity 100 Fund and the Disciplined Growth Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Disciplined Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Equity 100 Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Growth Fund, nor is it a solicitation of any proxy. For more information regarding Disciplined Growth Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Maximum Growth Fund

On May 24-25, 2017, the Board of Trustees (the “Board”) of the Jackson Variable Series Trust (the “Trust”) approved the proposed reorganization of the JNAM Guidance – Maximum Growth Fund (the “Maximum Growth Fund” or the “Acquired Fund”), a series of the Trust, into the JNL Disciplined Growth Fund (the “Disciplined Growth Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Maximum Growth Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Maximum Growth Fund’s assets and liabilities would be transferred to the Disciplined Growth Fund in return for shares of the Disciplined Growth Fund having an aggregate net asset value equal to the Maximum Growth Fund’s net assets as of the Closing Date. These Disciplined Growth Fund shares would be distributed pro rata to shareholders of the Maximum Growth Fund in exchange for their Maximum Growth Fund shares. Maximum Growth Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Growth Fund and receive shares of the Disciplined Growth Fund with a total net asset value equal to that of their shares of the Maximum Growth Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Maximum Growth Fund and the Disciplined Growth Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Disciplined Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Maximum Growth Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Growth Fund, nor is it a solicitation of any proxy. For more information regarding Disciplined Growth Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Moderate Growth Fund

On May 24-25, 2017, the Board of Trustees (the “Board”) of the Jackson Variable Series Trust (the “Trust”) approved the proposed reorganization of the JNAM Guidance – Moderate Growth Fund (the “Moderate Growth Fund” or the “Acquired Fund”), a series of the Trust, into the JNL Disciplined Moderate Fund (the “Disciplined Moderate Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Moderate Growth Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Moderate Growth Fund’s assets and liabilities would be transferred to the Disciplined Moderate Fund in return for shares of the Disciplined Moderate Fund having an aggregate net asset value equal to the Moderate Growth Fund ’s net assets as of the Closing Date. These Disciplined Moderate Fund shares would be distributed pro rata to shareholders of the Moderate Growth Fund in exchange for their Moderate Growth Fund shares. Moderate Growth Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Moderate Fund and receive shares of the Disciplined Moderate Fund with a total net asset value equal to that of their shares of the Moderate Growth Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Moderate Growth Fund and the Disciplined Moderate Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Disciplined Moderate Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Moderate Growth Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Moderate Fund, nor is it a solicitation of any proxy. For more information regarding Disciplined Moderate Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Growth Fund

On May 24-25, 2017, the Board of Trustees (the “Board”) of the Jackson Variable Series Trust (the “Trust”) approved the proposed reorganization of the JNAM Guidance – Growth Fund (the “Growth Fund” or the “Acquired Fund”), a series of the Trust, into the JNL Disciplined Moderate Growth Fund (the “Disciplined Moderate Growth Fund” or the “Acquiring Fund”), a series of the JNL Series Trust, (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Growth Fund at a shareholders’ meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Growth Fund’s assets and liabilities would be transferred to the Disciplined Moderate Growth Fund in return for shares of the Disciplined Moderate Growth Fund having an aggregate net asset value equal to the Growth Fund’s net assets as of the Closing Date. These Disciplined Moderate Growth Fund shares would be distributed pro rata to shareholders of the Growth Fund in exchange for their Growth Fund shares. Growth Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Moderate Growth Fund and receive shares of the Disciplined Moderate Growth Fund with a total net asset value equal to that of their shares of the Growth Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Growth Fund and the Disciplined Moderate Growth Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the Disciplined Moderate Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Guidance Growth Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Moderate Growth Fund, nor is it a solicitation of any proxy. For more information regarding Disciplined Moderate Growth Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Investment Strategy and Name Change for JNAM Guidance – Conservative Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in investment strategy for JNAM Guidance – Conservative Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL Conservative Allocation Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Investment Strategy and Name Change for JNAM Guidance – Moderate Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in investment strategy for JNAM Guidance – Moderate Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL Moderate Allocation Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Name Change and Subsidiary Name Change for JNL/Van Eck International Gold Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in name for JNL/Van Eck International Gold Fund (the “Fund”) and a corresponding change in subsidiary name for JNL/Van Eck International Gold Fund Ltd. (the “Subsidiary”). Effective September 25, 2017, the name of the Fund will change to JNL/VanEck International Gold Fund and the name of the Subsidiary will change to JNL/VanEck International Gold Fund Ltd. The changes in Fund name and Subsidiary name are not subject to shareholder approval.

Fund Name Changes Effective September 25, 2017

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust (the “Trust”) approved a change in name for the following Funds of the Trust (the “Name Changes”):

Current Fund Names	New Fund Names Effective September 25, 2017
JNAM Guidance – Alt 100 Fund	JNL Institutional Alt 100 Fund
JNAM Guidance – Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund
JNAM Guidance – Real Assets Fund	JNL Real Assets Fund
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund

The Name Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated June 12, 2017.

(To be used with JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, and JMV17955NY 04/17.)

CMV18973 06/17

Supplement Dated July 12, 2017

To The Prospectus Dated April 24, 2017

Jackson Variable Series Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the changes may apply to your variable annuity product(s).

Effective September 25, 2017, the JNL/DFA U.S. Micro Cap Fund, in conjunction with certain investment strategy and fund name changes mentioned below, will be adopting a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its assets in securities of U.S. small-capitalization companies.

Investment Strategy and Name Change for JNL/DFA U.S. Micro Cap Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in investment strategy for JNL/DFA U.S. Micro Cap Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL/DFA U.S. Small Cap Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated July 12, 2017.

(To be used with JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, and JMV17955NY 04/17.)

CMV19079 07/17

Supplement Dated August 2, 2017

To The Prospectus Dated April 24, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective July 25, 2017, in the section entitled “Summary Overview of Each Fund,” for the JNL/BlackRock Global Long Short Credit Fund, please delete the “Portfolio Managers” and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael Phelps	April 2013	Managing Director, BlackRock, Inc. [1]
Joshua Tarnow	April 2013	Managing Director, BlackRock, Inc. [1]
Jose Aguilar	July 2017	Managing Director, BlackRock, Inc. [1]
Stephen Gough	July 2017	Director, BlackRock, Inc. [1]
Carly Wilson	July 2017	Director, BlackRock, Inc. [1]

1 BFM, BIL, BSL are wholly owned subsidiaries of BlackRock, Inc.

This supplement is dated August 2, 2017.

(To be used with JMV8037 04/17, JMV8037BE 04/17, JMV8037NY 04/17, JMV8037BENY 04/17, JMV17955 04/17, and JMV17955NY 04/17.)

CMV19227 08/17

Jackson Variable Series Trust	PRSRT STD
U.S. POSTAGE
1 Corporate Way	PAID
Lansing, MI 48951	JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

CMV13471 06/17

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/DFA U.S. Micro Cap Fund, JNL/PIMCO Credit Income Fund, JNL/BlackRock Global Long Short Credit Fund, JNL/PPM America Long Short Credit Fund, JNL/DoubleLine Total Return Fund, and JNL/T. Rowe Price Capital Appreciation Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2017, pursuant to §210.1212 of Regulation S-X.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/BlackRock Global Long Short Credit Fund
COMMON STOCKS 1.2%
France 0.4%
Aroundtown Property Holdings Plc	175	$950
Italy 0.1%
Telecom Italia SpA (a)	262	242
United States of America 0.7%
AMC Networks Inc. - Class A (a)	19	1,008
HCA Healthcare Inc. (a)	1	44
QUALCOMM Inc.	10	552
		1,604
Total Common Stocks (cost $2,721)		2,796
PREFERRED STOCKS 0.1%
United States of America 0.1%
SLM Corp. - Series B, 2.95%, (callable at 100 beginning 09/15/17) (b)	3	219
Total Preferred Stocks (cost $206)		219
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
Energy Select Sector SPDR Fund	3	204
SPDR Financial Select Sector ETF	5	131
Total Investment Companies (cost $335)		335
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.6%
Australia 0.3%
Virgin Australia Trust
Series 2013-1C, 7.13%, 10/23/18 (c)	476	484
Series 2013-1B, 6.00%, 10/23/20 (c)	255	261
		745
Canada 0.9%
Air Canada Pass-Through Trust
Series 2013-C-1, 6.63%, 05/15/18 (c)	350	359
Series 2013-1B, 5.38%, 05/15/21 (c)	314	329
Series 2015-B-2, 5.00%, 12/15/23 (c)	1,451	1,495
		2,183
Cayman Islands 0.7%
ALM VI Ltd.
Series 2012-CR-6A, 4.91%, 07/15/26 (c) (d)	250	250
Atlas Senior Loan Fund Ltd.
Series 2013-A3L-2A, 3.88%, 02/17/26 (c) (d)	350	350
Madison Park Funding I Ltd.
Series 2013-C-11A, 3.90%, 10/23/25 (c) (d)	320	320
Mountain Hawk CLO Ltd.
Series 2013-A1-2A, 2.19%, 07/22/24 (c) (d)	460	459
Voya CLO Ltd.
Series 2013-BR-3A, 3.31%, 01/18/26 (c) (d)	255	255
		1,634
Ireland 1.3%
Adagio IV CLO Ltd.
Series IV-F-X, 6.65%, 10/15/29, EUR (d) (e)	100	110
Adagio V CLO DAC
Series V-E-X, 6.70%, 10/15/29, EUR (d) (e)	110	127
Arbour CLO Ltd.
Series 2014-E-1X, 5.00%, 06/16/27, EUR (d) (e)	238	272
Series 2014-F-1X, 5.75%, 06/16/27, EUR (d) (e)	336	377
Avoca CLO XIII Ltd.
Series E-13X, 5.17%, 12/29/27, EUR (d) (e)	250	286
Avoca CLO XIV Ltd.
Series SUB-14X, 0.00%, 07/12/28, EUR (e) (f)	400	376
Series F-14X, 5.75%, 07/12/28, EUR (d) (e)	300	319
Avoca CLO XV Ltd.
Series M1-15X, 0.00%, 01/15/29, EUR (d) (e)	500	468
Series F-15X, 6.75%, 01/15/29, EUR (d) (e)	230	258
BlueMountain EUR CLO II Ltd.
Series 2017-E-2X, 5.45%, 07/15/30, EUR (d) (e)	100	111
Cordatus CLO Plc
Series F-8X, 5.70%, 01/23/20, EUR (d) (e)	100	116
Series E-8X, 7.65%, 01/23/20, EUR (d) (e)	100	114
OCP Euro CLO Ltd.
Series 2017-E-1X, 5.35%, 06/18/30, EUR (d) (e)	100	112
		3,046
	Shares/Par†	Value
Netherlands 1.5%
Cairn CLO VI BV
Series 2016-E-6X, 6.25%, 07/25/29, EUR (d) (e)	200	231
Dryden XLVI Euro CLO BV
Series 2016-E-46X, 5.75%, 01/15/30, EUR (d) (e)	104	119
Euro-Galaxy IV CLO
Series 2015-E-4X, 4.50%, 07/30/28, EUR (d) (e)	165	183
Series 2015-F-4X, 6.25%, 07/30/28, EUR (d) (e)	380	418
Jubilee CDO BV
Series VIII-SUB-X, 4.77%, 01/15/24, EUR (e)	690	347
North Westerly CLO IV BV
Series IV-A-1-X, 1.22%, 01/15/26, EUR (d) (e)	1,950	2,228
		3,526
Norway 0.6%
Norwegian Air Shuttle ASA Pass-Through Trust
Series 2016-B-1, 7.50%, 11/10/23 (c)	1,196	1,290
Turkey 0.3%
Turk Hava Yollari AO
Series 2015-A-1, 4.20%, 03/15/27 (c)	810	768
United Arab Emirates 0.1%
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-1A, 5.25%, 05/30/23 (c)	197	204
United Kingdom 0.2%
Paragon Mortgages No. 13 Plc
Series 13X-A2C, 1.34%, 01/15/39 (d) (e)	522	494
United States of America 8.7%
American Airlines Pass-Through Trust
Series 2013-1C, 6.13%, 07/15/18 (c)	1,750	1,804
Series 2001-A-1-1, 6.98%, 05/23/21	472	480
Series 2017-B1-B, 4.95%, 02/15/25	786	810
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2015-E-2X, 6.50%, 09/21/29, EUR (d) (e)	130	145
CDGJ Commercial Mortgage Trust
Series 2014-EPA-BXCH, REMIC, 5.41%, 12/15/27 (c) (d)	267	268
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (d)	1,854	213
Continental Airlines Inc. Pass-Through Certificates
Series 2012-C-3, 6.13%, 04/29/18	397	407
Core Industrial Trust
Series 2015-F-CALW, REMIC, 3.98%, 02/10/22 (c) (d)	380	381
Series 2015-G-CALW, REMIC, 3.98%, 02/10/22 (c) (d)	360	351
Credit Acceptance Auto Loan Trust
Series 2015-B-2A, 3.04%, 01/15/19 (c)	305	307
Series 2015-C-2A, 3.76%, 01/15/19 (c)	250	253
Series 2015-B-1A, 2.61%, 01/17/23 (c)	260	261
DCP Rights LLC
Series 2014-A-1A, 5.46%, 10/25/21 (c)	260	258
Delta Air Lines Pass-Through Trust
Series 2015-B-1, 4.25%, 07/30/23	1,371	1,417
GAHR Commercial Mortgage Trust
Series 2015-EFX-NRF, REMIC, 3.49%, 12/15/19 (c) (d)	705	708
Series 2015-FFX-NRF, REMIC, 3.49%, 12/15/19 (c) (d)	380	376
Series 2015-GFX-NRF, REMIC, 3.49%, 12/15/19 (c) (d)	525	505
GRACE Mortgage Trust
Series 2014-F-GRCE, REMIC, 3.71%, 06/10/21 (c) (d)	205	204
LB-UBS Commercial Mortgage Trust
Series 2006-B-C4, REMIC, 6.06%, 06/15/38 (d)	110	110
Lone Star Portfolio Trust
Series 2015-E-LSP, REMIC, 6.76%, 09/15/20 (c) (d)	439	448
Navient Private Education Loan Trust
Series 2015-A3-AA, 2.86%, 07/15/24 (c) (d)	295	305
Series 2015-B-AA, 3.50%, 12/15/24 (c)	100	89
OneMain Financial Issuance Trust
Series 2014-A-1A, 2.43%, 08/18/17 (c)	46	46

See accompanying Notes to Financial Statements.

1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Series 2015-A-1A, 3.19%, 01/18/18 (c)	290	293
Series 2015-B-1A, 3.85%, 01/18/18 (c)	290	292
Series 2015-A-2A, 2.57%, 10/18/18 (c)	671	672
Series 2015-B-2A, 3.10%, 01/18/19 (c)	155	153
SLM Private Education Loan Trust
Series 2011-A3-B, 3.41%, 05/15/19 (c) (d)	630	657
Series 2013-B-B, 3.00%, 12/15/19 (c)	360	362
SMB Private Education Loan Trust
Series 2015-B-C, 3.50%, 03/15/26 (c)	775	758
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	475	479
United Airlines Inc. Pass-Through Trust
Series 2014-B-2, 4.63%, 09/03/22	446	455
Series 2013-A-1, 4.30%, 08/15/25	754	801
US Airways Pass-Through Trust
Series 2012-C-2, 5.45%, 06/03/18	2,700	2,756
Series 2012-B-1, 8.00%, 10/01/19	165	179
Series 2012-B-2, 6.75%, 06/03/21	542	581
Series 2013-B-1, 5.38%, 11/15/21	1,360	1,429
Wells Fargo Commercial Mortgage Trust
Series 2015-D-C31, REMIC, 3.85%, 11/15/25	200	153
		20,166
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,066)		34,056
CORPORATE BONDS AND NOTES 56.6%
Australia 1.0%
Macquarie Bank Ltd.
6.13%, (callable at 100 beginning 03/08/27) (b) (c)	900	920
Volcan Holdings Inc.
4.13%, 04/11/20, GBP (e) (g)	500	563
Westpac Banking Corp.
4.32%, 11/23/31 (d)	870	892
		2,375
Austria 0.1%
Erste Group Bank AG
6.50%, (callable at 100 beginning 04/15/24), EUR (b) (e)	200	247
RZB Finance Jersey IV Ltd.
1.62%, (callable at 100 beginning 08/16/17), EUR (b)	50	56
		303
Belgium 0.4%
AG Insurance SA
3.50%, 06/30/47, EUR (e)	200	239
Anheuser-Busch InBev SA
2.00%, 03/17/28, EUR (e)	300	358
Ethias SA
5.00%, 01/14/26, EUR	200	243
Nyrstar NV
4.25%, 09/25/18, EUR (e) (g)	100	116
		956
Brazil 0.1%
Petrobras Global Finance BV
3.75%, 01/14/21, EUR	120	142
Canada 1.6%
Bombardier Inc.
7.50%, 03/15/25 (c)	90	93
Cenovus Energy Inc.
4.25%, 04/15/27 (c)	1,190	1,133
5.40%, 06/15/47 (c)	300	280
First Quantum Minerals Ltd.
7.50%, 04/01/25 (c)	259	254
Kinross Gold Corp.
4.50%, 07/15/27 (c)	5	5
MDC Partners Inc.
6.50%, 05/01/24 (c)	146	145
MEG Energy Corp.
6.50%, 01/15/25 (c)	191	173
NOVA Chemicals Corp.
4.88%, 06/01/24 (c)	14	14
5.25%, 06/01/27 (c)	29	29
	Shares/Par†	Value
Teck Resources Ltd.
8.50%, 06/01/24 (c)	274	317
6.00%, 08/15/40	430	433
6.25%, 07/15/41	423	441
5.20%, 03/01/42	53	49
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (c)	420	407
		3,773
Finland 0.0%
Nokia OYJ
4.38%, 06/12/27	6	6
France 2.6%
Areva SA
4.88%, 09/23/24, EUR	800	1,007
BNP Paribas Cardif SA
4.03%, (callable at 100 beginning 11/25/25), EUR (b) (e)	400	487
CNP Assurances SA
4.50%, 06/10/47, EUR (e)	100	127
Credit Agricole Assurances SA
4.25%, (callable at 100 beginning 01/13/25), EUR (b) (e)	300	365
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (b) (e)	200	250
Electricite de France SA
3.63%, 10/13/25 (e)	1,060	1,083
Nexans SA
2.50%, 01/01/19, EUR (e) (g)	223	199
Numericable - SFR SA
7.38%, 05/01/26 (c)	423	459
Orange SA
5.25%, (callable at 100 beginning 02/07/24), EUR (b) (e)	300	391
3.38%, 09/16/22, EUR (e)	750	978
1.00%, 05/12/25, EUR (e)	200	229
Safran SA
0.24%, 06/28/21, EUR (d) (e)	200	229
Societe Generale SA
7.37%, (callable at 100 beginning 09/13/21) (b) (c)	243	261
		6,065
Germany 1.3%
Deutsche Bank AG
4.30%, 05/24/28 (d)	580	573
HSH Nordbank AG
7.25%, (callable at 100 beginning 09/30/17) (b)	1,475	378
RAG-Stiftung
0.00%, 12/31/18, EUR (e) (f) (g)	200	232
Unitymedia GmbH
3.75%, 01/15/27, EUR (e)	300	350
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR (e)	305	367
3.50%, 01/15/27, EUR (e)	490	577
ZF North America Capital Inc.
2.75%, 04/27/23, EUR (e)	500	612
		3,089
Ireland 0.8%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	871
4.63%, 07/01/22	534	572
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (c)	200	219
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (b) (e)	200	248
		1,910
Italy 2.5%
Assicurazioni Generali SpA
5.50%, 10/27/47, EUR (e)	300	381
Buzzi Unicem SpA
2.13%, 04/28/23, EUR (e)	200	240
CMF SpA
9.00%, 06/15/22, EUR (e)	100	114

See accompanying Notes to Financial Statements.

2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR (e)	510	715
5.02%, 06/26/24 (c)	200	203
5.71%, 01/15/26 (c)	518	548
Meccanica Holdings USA Inc.
7.38%, 07/15/39 (c)	230	273
Prysmian SpA
0.00%, 01/17/22, EUR (e) (f) (g)	100	118
Telecom Italia Finance SA
7.75%, 01/24/33, EUR	410	649
Telecom Italia SpA
1.13%, 03/26/22, EUR (e) (g)	1,100	1,246
3.63%, 01/19/24, EUR (e)	200	254
UniCredit SpA
9.25%, (callable at 100 beginning 06/03/22), EUR (b) (e)	250	322
6.95%, 10/31/22, EUR (e)	260	358
5.75%, 10/28/25, EUR (e)	375	470
		5,891
Luxembourg 0.3%
Altice Financing SA
6.63%, 02/15/23 (c)	300	318
Bilbao Luxembourg SA
10.50%, 12/01/18, EUR (e) (h)	201	236
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (c)	16	16
Swissport Investments SA
9.75%, 12/15/22, EUR (e)	100	127
		697
Netherlands 1.3%
Constellium NV
6.63%, 03/01/25 (c)	275	263
ING Groep NV
6.50%, (callable at 100 beginning 04/16/25) (b)	620	652
Neptune Finco Corp.
10.13%, 01/15/23 (c)	1,250	1,452
Petrobras Global Finance BV
4.75%, 01/14/25, EUR	300	350
8.75%, 05/23/26	200	230
Wereldhave NV
1.00%, 05/22/19, EUR (e) (g)	100	115
		3,062
Portugal 0.6%
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (a) (e) (i)	3,800	1,250
Spain 1.0%
Banco Bilbao Vizcaya Argentaria SA
5.87%, (callable at 100 beginning 05/24/22), EUR (b) (e)	200	228
8.88%, (callable at 100 beginning 04/14/21), EUR (b) (e)	200	261
Banco Santander SA
6.25%, (callable at 100 beginning 03/12/19), EUR (b) (e) (g)	100	117
6.75%, (callable at 100 beginning 04/25/22), EUR (b) (e)	400	488
Bankia SA
4.00%, 05/22/24, EUR (e)	400	474
Gas Natural Fenosa Finance BV
3.38%, (callable at 100 beginning 04/24/24), EUR (b) (e)	200	233
Telefonica Europe BV
3.75%, (callable at 100 beginning 03/15/22), EUR (b) (e)	100	119
5.87%, (callable at 100 beginning 03/31/24), EUR (b) (e)	200	262
		2,182
Switzerland 1.5%
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (c)	1,115	1,183
3.57%, 01/09/23 (c)	250	256
4.28%, 01/09/28 (c)	250	259
	Shares/Par†	Value
UBS Group AG
6.87%, (callable at 100 beginning 08/07/25) (b) (e)	843	903
UBS Group Funding Switzerland AG
3.49%, 05/23/23 (c)	870	894
		3,495
United Kingdom 6.6%
Annington Finance No. 5 Plc
13.00%, 01/15/23, GBP (e) (h)	332	502
Barclays Plc
2.62%, 11/11/25, EUR (e)	120	141
5.20%, 05/12/26	1,160	1,219
HBOS Capital Funding LP
6.85%, (callable at 100 beginning 09/23/17) (b) (e)	130	133
HSBC Holdings Plc
6.00%, (callable at 100 beginning 05/22/27) (b)	1,750	1,836
6.87%, (callable at 100 beginning 06/01/21) (b) (g)	690	744
Iceland Bondco Plc
6.75%, 07/15/24, GBP (e)	100	143
ITV Plc
2.00%, 12/01/23, EUR (e)	800	929
Jerrold Finco Plc
6.13%, 01/15/24, GBP (e)	200	264
KIRS Midco 3 Plc
8.38%, 07/15/23, GBP (e)	600	765
Marks & Spencer Group Plc
3.00%, 12/08/23, GBP (e)	300	397
National Westminster Bank Plc
1.50%, (callable at 100 beginning 08/10/17) (b)	600	493
New Look Secured Issuer Plc
6.50%, 07/01/22, GBP (e)	336	322
Noble Holding International Ltd.
7.75%, 01/15/24	117	92
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	304	422
Punch Taverns Finance Plc
0.34%, 07/15/21, GBP (d) (e)	26	33
5.84%, 10/15/27, GBP (d) (e)	328	425
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (d)	2,360	2,373
Santander UK Plc
5.00%, 11/07/23 (c)	806	864
Stonegate Pub Co. Financing Plc
4.88%, 03/15/22, GBP (e)	100	133
Tullow Oil Jersey Ltd.
6.63%, 07/12/21 (e) (g)	200	209
Tullow Oil Plc
6.00%, 11/01/20 (c)	200	189
6.25%, 04/15/22 (e)	200	184
6.25%, 04/15/22 (c)	200	183
Unique Pub Finance Co. Plc
5.66%, 06/30/27, GBP	511	746
6.46%, 03/30/32, GBP (e)	351	447
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP (e)	250	340
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP (e)	305	430
Vodafone Group Plc
0.00%, 11/26/20, GBP (e) (f) (g)	300	385
		15,343
United States of America 34.9%
1011778 B.C. Unlimited Liability Co.
6.00%, 04/01/22 (c)	1,050	1,087
Alcoa Inc.
5.13%, 10/01/24	80	83
Alere Inc.
6.50%, 06/15/20	1,375	1,399
6.38%, 07/01/23 (c)	1,325	1,426
Alpine Finance Merger Sub LLC
6.88%, 08/01/25 (c)	9	9
American Airlines Group Inc.
4.63%, 03/01/20 (c)	515	533

See accompanying Notes to Financial Statements.

3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Amsurg Corp.
5.63%, 07/15/22	165	171
Anadarko Petroleum Corp.
6.60%, 03/15/46	195	239
Apache Corp.
4.25%, 01/15/44	295	277
APX Group Inc.
8.75%, 12/01/20	30	31
Argos Merger Sub Inc.
7.13%, 03/15/23 (c)	700	623
AT&T Inc.
0.00%, 11/27/22 (c) (f)	3,000	2,525
0.52%, 09/04/23, EUR (d)	325	375
2.35%, 09/04/29, EUR	250	282
3.15%, 09/04/36, EUR	225	254
5.45%, 03/01/47	600	646
Avis Budget Car Rental LLC
5.25%, 03/15/25 (c)	100	95
Ball Corp.
4.38%, 12/15/23, EUR	100	129
Bank of America Corp.
4.25%, 10/22/26	590	608
3.71%, 04/24/28	600	604
Becton Dickinson & Co.
3.36%, 06/06/24	590	591
3.70%, 06/06/27	590	590
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	154	160
BMC Software Finance Inc.
8.13%, 07/15/21 (c)	110	114
Brand Energy & Infrastructure Services Inc.
8.50%, 07/15/25 (c)	171	178
Broadcom Corp.
3.63%, 01/15/24 (c)	1,460	1,494
3.88%, 01/15/27 (c)	875	898
Cablevision Systems Corp.
7.75%, 04/15/18	575	597
CCO Holdings LLC
5.88%, 04/01/24 (c)	145	155
CDW LLC
5.00%, 09/01/25	70	73
CenturyLink Inc.
7.50%, 04/01/24 (j)	905	992
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (c)	110	112
Charter Communications Operating LLC
6.38%, 10/23/35	880	1,048
6.83%, 10/23/55	590	721
Chemours Co.
5.38%, 05/15/27	14	14
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	126	141
5.88%, 03/31/25	156	166
5.13%, 06/30/27 (c)	57	59
Chesapeake Energy Corp.
8.00%, 06/15/27 (c)	9	9
Chobani LLC
7.50%, 04/15/25 (c)	431	456
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	375	385
CommScope Technologies LLC
5.00%, 03/15/27 (c)	70	70
Community Health Systems Inc.
6.25%, 03/31/23	837	866
CONSOL Energy Inc.
5.88%, 04/15/22	175	172
Cox Communications Inc.
3.25%, 12/15/22 (c)	379	379
2.95%, 06/30/23 (c)	562	545
4.50%, 06/30/43 (c)	290	262
CSC Holdings LLC
5.25%, 06/01/24	75	77
Devon Energy Corp.
5.00%, 06/15/45	295	300
	Shares/Par†	Value
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	915	957
Discovery Communications LLC
3.80%, 03/13/24	590	596
4.90%, 03/11/26	1,104	1,172
DISH DBS Corp.
7.75%, 07/01/26	90	106
DJO Finco LLC
8.13%, 06/15/21 (c)	198	184
Endo Finance LLC
6.00%, 07/15/23 (c)	200	168
Energy Transfer Partners LP
6.50%, 02/01/42	583	650
5.95%, 10/01/43	305	322
6.13%, 12/15/45	322	350
Exela Intermediate LLC
10.00%, 07/15/23 (c)	14	14
First Data Corp.
7.00%, 12/01/23 (c)	529	565
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (c) (j)	222	228
Ford Motor Co.
5.29%, 12/08/46	600	616
Ford Motor Credit Co. LLC
4.13%, 08/04/25	590	600
Freeport-McMoRan Inc.
2.38%, 03/15/18	244	243
3.10%, 03/15/20	370	362
4.00%, 11/14/21	85	83
3.55%, 03/01/22	705	662
3.88%, 03/15/23	355	332
5.45%, 03/15/43	160	138
Frontier Communications Corp.
6.25%, 09/15/21	450	402
7.13%, 01/15/23	475	397
Gartner Inc.
5.13%, 04/01/25 (c)	45	47
Gates Global LLC
6.00%, 07/15/22 (c)	125	125
General Motors Co.
6.60%, 04/01/36	590	690
6.75%, 04/01/46	590	699
Goldman Sachs Group Inc.
5.15%, 05/22/45	1,190	1,322
Gulfport Energy Corp.
6.38%, 05/15/25 (c)	54	53
HCA Inc.
4.25%, 10/15/19	167	173
5.25%, 04/15/25	250	269
HD Supply Inc.
5.75%, 04/15/24 (c)	60	64
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (c)	1,339	1,414
7.75%, 06/01/24 (c)	585	617
Hertz Corp.
7.63%, 06/01/22 (c)	225	224
5.50%, 10/15/24 (c)	200	164
Hess Corp.
5.80%, 04/01/47	838	846
Howard Hughes Corp.
5.38%, 03/15/25 (c)	25	26
Icahn Enterprises LP
4.88%, 03/15/19	90	91
Infor US Inc.
6.50%, 05/15/22	110	114
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,118	1,139
Jaguar Holding Co. II
6.38%, 08/01/23 (c)	245	258
JPMorgan Chase Capital XXIII
2.18%, 05/15/47 (d)	3,619	3,322
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	41	42
KFC Holding Co.
4.75%, 06/01/27 (c)	30	31

See accompanying Notes to Financial Statements.

4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
KLX Inc.
5.88%, 12/01/22 (c)	85	89
Ladder Capital Finance Holdings LLC
5.25%, 03/15/22 (c)	141	145
Level 3 Financing Inc.
6.13%, 01/15/21	412	425
5.13%, 05/01/23	142	147
5.38%, 01/15/24	90	94
LG FinanceCo Corp.
5.88%, 11/01/24 (c)	610	640
LGE HoldCo VI BV
7.13%, 05/15/24, EUR (e)	370	473
Mallinckrodt International Finance SA
4.88%, 04/15/20 (c)	46	45
5.50%, 04/15/25 (c)	40	35
Meccanica Holdings USA Inc.
6.25%, 01/15/40 (c) (j)	340	379
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26	90	91
MGM Resorts International
6.63%, 12/15/21	80	90
Micron Technology Inc.
5.25%, 08/01/23 (c)	1,480	1,539
7.50%, 09/15/23	1,175	1,310
Navient Corp.
6.75%, 06/25/25	5	5
NBTY Inc.
7.63%, 05/15/21 (c)	151	160
Netflix Inc.
3.63%, 05/15/27, EUR (e)	272	316
NGPL PipeCo LLC
7.77%, 12/15/37 (c)	40	47
Northwest Florida Timber Finance LLC
4.75%, 03/04/29 (c)	605	575
Novelis Corp.
6.25%, 08/15/24 (c)	168	176
5.88%, 09/30/26 (c)	97	100
NRG Energy Inc.
6.25%, 07/15/22	400	411
6.63%, 01/15/27	171	171
Oracle Corp.
4.00%, 07/15/46	610	617
PBF Holding Co. LLC
7.25%, 06/15/25 (c)	9	9
PetSmart Inc.
5.88%, 06/01/25 (c)	14	14
Platform Specialty Products Corp.
6.50%, 02/01/22 (c)	225	232
Post Holdings Inc.
5.50%, 03/01/25 (c)	42	43
PQ Corp.
6.75%, 11/15/22 (c)	58	62
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	1,343	1,458
Qorvo Inc.
6.75%, 12/01/23	510	560
7.00%, 12/01/25	906	1,025
Realogy Group LLC
4.88%, 06/01/23 (c)	139	140
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (c)	98	105
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (c)	177	190
Rite Aid Corp.
6.75%, 06/15/21	620	638
6.13%, 04/01/23 (c)	889	874
7.70%, 02/15/27	50	51
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (c)	282	285
Sabre GLBL Inc.
5.38%, 04/15/23 (c)	532	554
Sanchez Energy Corp.
6.13%, 01/15/23	30	24
Scientific Games International Inc.
7.00%, 01/01/22 (c)	1,110	1,182
	Shares/Par†	Value
10.00%, 12/01/22	20	22
Solera LLC
10.50%, 03/01/24 (c)	80	92
Southern Co.
4.40%, 07/01/46	280	287
Sprint Capital Corp.
6.88%, 11/15/28	130	144
Sprint Communications Inc.
9.00%, 11/15/18 (c)	167	181
Sprint Corp.
7.63%, 02/15/25	165	190
Sprint Nextel Corp.
6.00%, 11/15/22	260	275
Standard Industries Inc.
5.13%, 02/15/21 (c)	51	53
State Street Corp.
2.25%, 06/15/37 (d)	636	583
Steel Dynamics Inc.
5.13%, 10/01/21	70	72
Surgery Center Holdings Inc.
6.75%, 07/01/25 (c)	8	8
Tenet Healthcare Corp.
5.00%, 03/01/19	156	164
4.75%, 06/15/20 (d)	500	505
6.00%, 10/01/20	147	157
7.50%, 01/01/22 (c)	39	42
8.13%, 04/01/22	525	558
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c)	20	19
THC Escrow Corp. III
5.13%, 05/01/25 (c)	7	7
Time Warner Cable Inc.
5.88%, 11/15/40	905	1,011
Time Warner Inc.
4.85%, 07/15/45	582	602
T-Mobile USA Inc.
6.00%, 03/01/23	81	86
6.50%, 01/15/24	140	150
6.38%, 03/01/25	340	367
TransDigm Inc.
6.00%, 07/15/22	473	487
6.50%, 07/15/24	898	925
Transocean Inc.
9.00%, 07/15/23 (c)	90	93
Ultra Resources Inc.
6.88%, 04/15/22 (c)	300	298
United States Steel Corp.
8.38%, 07/01/21 (c)	99	109
Univision Communications Inc.
5.13%, 02/15/25 (c)	88	87
USG Corp.
4.88%, 06/01/27 (c)	17	17
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (c)	725	706
6.75%, 08/15/21 (c)	100	95
5.63%, 12/01/21 (c)	375	339
6.50%, 03/15/22 (c)	585	614
7.00%, 03/15/24 (c)	431	455
Verizon Communications Inc.
5.25%, 03/16/37	545	586
4.86%, 08/21/46	1,195	1,196
5.50%, 03/16/47	1,790	1,959
4.52%, 09/15/48	434	411
Viacom Inc.
5.87%, 02/28/57 (d)	595	618
VRX Escrow Corp.
5.38%, 03/15/20 (c)	500	483
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	200	212
Weatherford International Plc
9.88%, 02/15/24 (c)	122	127
Western Digital Corp.
7.38%, 04/01/23 (c)	1,344	1,476
10.50%, 04/01/24	2,309	2,723

See accompanying Notes to Financial Statements.

5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Williams Cos. Inc.
8.75%, 03/15/32 (k)	745	950
5.75%, 06/24/44	955	987
XPO Logistics Inc.
6.50%, 06/15/22 (c)	134	141
Zayo Group LLC
6.38%, 05/15/25	100	108
5.75%, 01/15/27 (c)	45	47
		81,247
Total Corporate Bonds And Notes (cost $131,340)		131,786
VARIABLE RATE SENIOR LOAN INTERESTS 20.0% (d)
Canada 0.1%
CEVA Logistics Canada ULC
Term Loan, 6.67%, 03/18/21	9	8
Garda World Security Corp.
Term Loan, 5.04%, 04/25/24	168	169
		177
France 0.5%
SFR Group SA
Term Loan B-10, 3.75%, 01/19/25, EUR	995	1,141
Germany 0.5%
Klockner Pentaplast of America Inc.
Term Loan, 0.00%, 06/29/22, EUR (l)	500	568
Solvay Acetow GmbH
Term Loan, 5.75%, 05/30/23, EUR	500	579
		1,147
Luxembourg 1.2%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	145	146
Azelis Finance SA
1st Lien Term Loan, 5.00%, 11/19/22, EUR	360	416
Eircom Finco SARL
Term Loan B-6, 3.25%, 05/31/22, EUR	561	645
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,630
		2,837
Netherlands 0.4%
CEVA Intercompany BV
Term Loan, 6.67%, 03/18/21	50	46
Nord Anglia Education
Term Loan, 0.00%, 06/26/24, EUR (l)	500	577
Telenet Financing LLC
Term Loan AI, 3.91%, 06/30/25	125	125
Ziggo Secured Finance Partnership
Term Loan E, 3.66%, 04/23/25	195	194
		942
Spain 0.2%
Car Rentals Subsidiary SLU
Term Loan B, 6.00%, 06/30/20, EUR	450	516
United Kingdom 0.7%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	334	334
2nd Lien Term Loan, 8.46%, 05/03/25	50	51
CEVA Group Plc
Term Loan, 6.67%, 03/12/21	69	64
CEVA Logistics BV
1st Lien Term Loan, 6.50%, 03/12/21 (m)	49	45
Optima Sub-Finco Ltd.
Term Loan B-2, 5.00%, 01/21/23, EUR	384	443
Parkdean Resorts Holdco Ltd.
Term Loan B, 4.50%, 02/09/24, GBP	500	660
		1,597
United States of America 16.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.40%, 02/16/24	1,024	1,021
Alere Inc.
Term Loan B, 4.48%, 06/15/22	1,475	1,478
AlixPartners LLP
Term Loan B, 4.15%, 04/29/24	110	110
Alliant Holdings I Inc.
Term Loan B, 4.42%, 08/12/22	272	272
	Shares/Par†	Value
Allied Universal Holdco LLC
Term Loan, 4.79%, 07/28/22	386	386
Alpha 3 BV
Term Loan B-1, 4.15%, 01/31/24	50	50
Altice US Finance I Corp.
Term Loan, 3.47%, 07/14/25	69	69
Term Loan B, 3.28%, 07/20/25	160	158
AMAYA Holdings BV
Term Loan B, 4.65%, 08/01/21	268	268
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.54%, 10/31/23	158	158
American Energy - Marcellus LLC
2nd Lien Term Loan, 8.50%, 07/07/21	568	52
AmWINS Group Inc.
Term Loan B, 3.79%, 01/25/24	95	94
Avaya Inc.
Term Loan B-7, 0.00%, 04/30/20 (a) (i)	50	40
Berry Plastics Group Inc.
Term Loan I, 3.54%, 10/01/22	115	115
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, 01/27/24	80	77
Boyd Gaming Corp.
Term Loan B-3, 3.69%, 09/15/23	55	55
Brand Energy & Infrastructure Services Inc.
Term Loan, 0.00%, 06/16/24 (l)	190	190
Bright Horizons Family Solutions LLC
Term Loan B, 3.29%, 01/30/20	141	142
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	326	326
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.54%, 09/17/20	429	431
Calpine Corp.
Term Loan B-5, 4.05%, 06/15/22	89	89
Camelot UK Holdco Ltd.
Term Loan B, 4.54%, 10/03/23	109	110
Catalent Pharma Solutions Inc.
Term Loan B, 3.98%, 04/30/21	190	191
Cavium Inc.
Term Loan B-1, 3.47%, 08/16/22	370	369
CBS Radio Inc.
Term Loan B, 4.72%, 10/06/23	95	95
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	2,355	2,327
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	—	—
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	546	548
Term Loan I, 3.48%, 01/15/24	688	690
Chemours Co.
Term Loan B-1, 3.00%, 05/12/22, EUR	18	21
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	693	733
CHG Healthcare Services Inc.
Term Loan B, 4.42%, 06/07/23	68	68
Chobani LLC
1st Lien Term Loan, 5.29%, 09/30/23	569	572
CityCenter Holdings LLC
Term Loan B, 3.72%, 04/07/24	12	12
Clark Equipment Co.
Term Loan B, 3.93%, 05/11/24	35	35
Community Health Systems Inc.
Term Loan G, 3.79%, 12/31/19	190	190
Continental Building Products LLC
1st Lien Term Loan, 3.65%, 08/18/23	79	79
Cortes NP Acquisition Corp.
Term Loan B, 5.06%, 11/30/23	108	108
Cotiviti Corp.
1st Lien Term Loan B, 3.90%, 09/28/23	170	170
CPG International Inc.
Term Loan, 4.90%, 05/03/24	162	163
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	140	139
DaVita HealthCare Partners Inc.
Term Loan B, 3.79%, 06/20/21	96	96

See accompanying Notes to Financial Statements.

6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Dell Inc.
Term Loan B, 3.55%, 09/07/23	2,313	2,321
DTZ US Borrower LLC
1st Lien Term Loan, 4.55%, 11/04/21	87	87
Dynegy Inc.
Term Loan C, 4.34%, 06/27/23	229	229
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/23/18 (l)	340	341
Energy Transfer Equity LP
Term Loan B, 3.83%, 01/30/24	975	970
Envision Healthcare Corp.
Term Loan B, 4.30%, 11/15/23	572	575
Filtration Group Corp.
1st Lien Term Loan, 4.48%, 11/20/20	189	189
First Data Corp.
Term Loan A, 3.22%, 06/02/20	1,248	1,247
Term Loan, 3.72%, 04/20/24	471	471
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.40%, 12/15/23	85	85
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	345	340
Gates Global LLC
Term Loan B, 4.41%, 03/29/24	362	362
Go Daddy Operating Co. LLC
Term Loan B, 3.73%, 02/08/22	76	76
Grifols Worldwide Operations USA Inc.
Term Loan, 3.44%, 01/23/25	229	230
HD Supply Inc.
Incremental Term Loan B-1, 3.90%, 08/13/21	127	127
Hostess Brands LLC
Term Loan, 3.54%, 08/03/22	149	149
Hyland Software Inc.
Term Loan, 0.00%, 07/01/22 (l)	35	35
Immucor Inc.
Term Loan B, 0.00%, 06/15/21 (l)	147	148
Informatica Corp.
Term Loan, 4.65%, 06/01/22	722	721
Intelsat Jackson Holdings SA
Term Loan B-2, 4.00%, 06/30/19	100	99
InVentiv Health Inc.
Term Loan B, 4.95%, 09/29/23	112	112
Jaguar Holding Co. II
Term Loan, 3.79%, 08/18/22	344	344
JBS USA LLC
Term Loan B, 5.50%, 10/30/22	135	131
KAR Auction Services Inc.
Term Loan B-3, 3.56%, 03/01/23	70	70
Kronos Inc.
Term Loan B, 4.68%, 11/01/23	209	210
Level 3 Financing Inc.
Term Loan B, 3.47%, 02/17/24	360	361
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.23%, 10/12/23	643	646
LTS Buyer LLC
1st Lien Term Loan, 4.40%, 03/15/20	119	119
MacDermid Inc.
Term Loan B-5, 4.54%, 06/07/20	99	99
Term Loan B-6, 4.04%, 06/07/23	378	378
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.48%, 04/15/23	187	187
Michaels Stores Inc.
Term Loan B-1, 3.75%, 01/28/23	49	48
Micron Technology Inc.
Term Loan, 3.55%, 04/15/22	691	696
Microsemi Corp.
Term Loan B, 3.33%, 12/15/22	357	357
Mission Broadcasting Inc.
Term Loan B-2, 4.24%, 09/26/23	16	16
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, 05/16/20	141	141
National Vision Inc.
1st Lien Term Loan, 4.04%, 03/12/21	147	147
Nexstar Broadcasting Inc.
Term Loan B, 4.24%, 09/22/23	162	163
	Shares/Par†	Value
ON Semiconductor Corp.
Term Loan B, 3.29%, 03/15/23	382	382
Ortho-Clinical Diagnostics Inc.
Term Loan B, 5.05%, 04/29/21	265	263
Oxea Finance & Cy SCA
1st Lien Term Loan B-2, 4.40%, 11/30/19	142	140
Patheon Holdings I BV
Term Loan, 4.41%, 04/22/24	247	248
Petco Animal Supplies Inc.
Term Loan B, 4.17%, 01/26/23	54	49
PetSmart Inc.
Term Loan B-2, 4.22%, 10/10/22	15	14
Pinnacle Foods Finance LLC
Term Loan B, 3.08%, 02/03/24	79	80
PQ Corp.
Term Loan, 5.29%, 11/04/22	59	60
Prestige Brands Inc.
Term Loan B-4, 3.79%, 01/20/24	132	132
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.97%, 05/02/22	804	803
Quintiles IMS Inc.
Term Loan B, 3.15%, 03/03/24	302	303
Rackspace Hosting Inc.
1st Lien Term Loan, 4.67%, 10/26/23	145	145
Radiate Holdco LLC
1st Lien Term Loan, 4.04%, 12/09/23	75	74
Revlon Consumer Products Corp.
Term Loan B, 4.54%, 07/14/23	21	20
Rexnord LLC
Term Loan B, 3.90%, 08/15/20	89	89
RP Crown Parent LLC
Term Loan, 4.54%, 09/21/23	323	325
RPI Finance Trust
Term Loan B-6, 3.15%, 03/13/23	65	65
Sabre GLBL Inc.
Term Loan B, 3.79%, 02/16/24	796	801
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.68%, 10/20/23	99	99
ServiceMaster Co.
Term Loan B, 3.54%, 11/02/23	179	179
Signode Industrial Group US Inc.
Term Loan B, 3.90%, 05/01/21	64	64
SolarWinds Holdings Inc.
Term Loan, 4.54%, 02/05/23	937	938
Solera LLC
Term Loan B, 4.48%, 02/28/23	50	50
Spectrum Brands Inc.
Term Loan B-1, 3.17%, 06/20/22	111	112
Spin Holdco Inc.
Term Loan B, 4.97%, 11/14/22	56	56
Springer SBM Two GmbH
Term Loan, 9.00%, 08/14/21, EUR (e) (m) (n)	344	397
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	947	946
Station Casinos LLC
Term Loan B, 3.71%, 05/29/23	126	125
Surgery Center Holdings Inc.
1st Lien Term Loan, 4.83%, 07/16/20	83	83
Term Loan B, 0.00%, 06/19/24 (l)	196	197
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	100	100
TEX Operations Co. LLC
Term Loan B, 3.79%, 08/04/23	137	136
Term Loan C, 3.79%, 08/04/23	32	31
TIBCO Software Inc.
Term Loan B, 5.55%, 12/04/20	35	35
TKC Holdings Inc.
1st Lien Term Loan, 4.88%, 01/13/23	100	99
TransDigm Inc.
Term Loan F, 4.23%, 06/09/23	1,048	1,046
Unitymedia Hessen GmbH & Co. KG
Term Loan B, 0.00%, 09/30/25 (l)	90	90
Univision Communications Inc.
Term Loan C-5, 3.79%, 03/15/24	290	284

See accompanying Notes to Financial Statements.

7

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
US Foods Inc.
Term Loan B, 3.98%, 06/07/23	224	224
USI Inc.
Term Loan B, 4.18%, 04/05/24	40	40
Veritas Bermuda Ltd.
Term Loan, 0.00%, 01/27/23 (l)	999	1,005
Term Loan B, 0.00%, 01/27/23 (l)	275	275
Veritas Software Corp.
Term Loan B-1, 6.63%, 06/07/23, EUR	225	258
VF Holding Corp.
Term Loan, 4.29%, 06/30/23	84	84
Weight Watchers International Inc.
Term Loan B-2, 4.40%, 04/05/20	125	120
Western Digital Corp.
Term Loan B, 3.78%, 04/29/23	660	662
WEX Inc.
Term Loan B, 4.73%, 06/30/23	93	94
Wilsonart LLC
Term Loan B, 4.65%, 11/01/19	139	139
Yum! Brands Inc.
1st Lien Term Loan B, 3.21%, 05/23/23	649	650
Zayo Group LLC
Term Loan B-2, 3.72%, 01/12/24	154	154
		38,089
Total Variable Rate Senior Loan Interests (cost $46,586)		46,446
GOVERNMENT AND AGENCY OBLIGATIONS 4.9%
Argentina 0.2%
Argentina Republic Government International Bond
6.88%, 04/22/21	425	454
Belarus 0.0%
Republic of Belarus
8.95%, 01/26/18 (e)	100	102
Brazil 0.4%
Brazil Government International Bond
2.88%, 04/01/21, EUR	813	956
Cote D'Ivoire 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (e)	98	94
Croatia 0.2%
Croatia Government International Bond
3.88%, 05/30/22, EUR (e)	400	505
Hungary 0.2%
Hungary Government International Bond
5.38%, 03/25/24	320	361
Indonesia 0.2%
Indonesia Government International Bond
2.88%, 07/08/21, EUR (e)	440	538
Italy 0.2%
Italy Buoni Poliennali Del Tesoro
1.25%, 12/01/26, EUR	250	267
2.20%, 06/01/27, EUR	260	298
		565
Portugal 0.3%
Portugal Government International Bond
5.13%, 10/15/24 (e)	725	733
Russian Federation 0.3%
Russia Government International Bond
5.00%, 04/29/20 (e)	600	636
Serbia 0.4%
Republic of Serbia
5.88%, 12/03/18 (e)	520	545
	Shares/Par†	Value
Serbia International Bond
4.88%, 02/25/20 (e)	400	417
		962
Ukraine 0.1%
Ukraine Government International Bond
7.75%, 09/01/21 (e)	200	203
United States of America 2.3%
U.S. Treasury Bond
2.88%, 11/15/46 (j)	968	975
3.00%, 02/15/47 - 05/15/47	369	382
U.S. Treasury Note
2.38%, 05/15/27	3,842	3,867
		5,224
Venezuela 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (e)	300	112
Venezuela Government International Bond
11.75%, 10/21/26 (e)	100	52
		164
Total Government And Agency Obligations (cost $11,446)		11,497
SHORT TERM INVESTMENTS 23.3%
Repurchase Agreements 23.3%
Repurchase Agreements (o)		54,126
Total Short Term Investments (cost $54,042)		54,126
Total Investments 120.9% (cost $280,742)		281,261
Total Securities Sold Short (23.3)% (proceeds $53,026)		(54,123)
Total Purchased Options 0.2% (cost $492)		360
Other Derivative Instruments (1.2)%		(2,778)
Other Assets and Liabilities, Net 3.4%		7,997
Total Net Assets 100.0%		$232,717

(a) Non-income producing security.

(b) Perpetual security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $56,659 and 24.3%, respectively.

(d) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Convertible security.

(h) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(l) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(m) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(o) For repurchase agreements held at June 30, 2017, see Repurchase Agreements in these Schedules of Investments.

	Shares/Par†	Value
SECURITIES SOLD SHORT (23.3%)
CORPORATE BONDS AND NOTES (16.2%)
Belgium (0.7%)
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	(1,495)	$(1,696)
	Shares/Par†	Value
China (0.2%)
Bank of Communications Co. Ltd.
5.00%, (callable at 100 beginning 07/29/20) (a) (b) (c)	(200)	(209)

See accompanying Notes to Financial Statements.

8

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Industrial & Commercial Bank of China Ltd.
6.00%, (callable at 100 beginning 12/10/19) (a) (b) (c)	(200)	(211)
		(420)
France (0.1%)
NEW Areva Holding SA
4.38%, 11/06/19, EUR	(100)	(124)
Israel (0.4%)
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	(980)	(907)
Switzerland (0.4%)
Novartis Capital Corp.
4.00%, 11/20/45	(710)	(751)
Syngenta Finance NV
1.88%, 11/02/21, EUR (c)	(100)	(117)
		(868)
United States of America (14.4%)
AbbVie Inc.
4.45%, 05/14/46	(1,485)	(1,551)
Albertsons Cos. LLC
5.75%, 03/15/25 (d)	(150)	(140)
Allergan Funding SCS
4.75%, 03/15/45	(590)	(640)
Ally Financial Inc.
5.13%, 09/30/24	(325)	(344)
Anadarko Petroleum Corp.
5.55%, 03/15/26	(250)	(279)
Baxalta Inc.
5.25%, 06/23/45	(285)	(337)
CBS Corp.
2.90%, 01/15/27	(600)	(570)
Celgene Corp.
3.88%, 08/15/25	(590)	(618)
Citigroup Inc.
6.13%, (callable at 100 beginning 11/15/20) (a)	(890)	(959)
CVS Health Corp.
5.13%, 07/20/45	(1,770)	(2,040)
Diamond 1 Finance Corp.
8.35%, 07/15/46 (d)	(880)	(1,140)
ERAC USA Finance LLC
3.80%, 11/01/25 (d)	(525)	(537)
Express Scripts Holding Co.
4.80%, 07/15/46	(1,192)	(1,231)
Exxon Mobil Corp.
3.04%, 03/01/26	(900)	(909)
4.11%, 03/01/46	(910)	(964)
Ford Motor Credit Co. LLC
4.39%, 01/08/26	(2,100)	(2,171)
Goldman Sachs Group Inc.
3.75%, 02/25/26	(919)	(937)
Hess Corp.
4.30%, 04/01/27	(160)	(157)
JC Penney Corp. Inc.
5.88%, 07/01/23 (d)	(105)	(105)
JPMorgan Chase & Co.
2.30%, 08/15/21	(1,790)	(1,783)
Kennametal Inc.
3.88%, 02/15/22	(38)	(38)
Level 3 Financing Inc.
5.38%, 05/01/25	(250)	(264)
Lifepoint Health Inc.
5.50%, 12/01/21	(585)	(607)
	Shares/Par†	Value
Macy's Retail Holdings Inc.
2.88%, 02/15/23	(650)	(598)
Merck & Co. Inc.
3.70%, 02/10/45	(710)	(712)
Molson Coors Brewing Co.
4.20%, 07/15/46	(880)	(872)
Morgan Stanley
3.88%, 01/27/26	(900)	(928)
3.13%, 07/27/26	(885)	(861)
Mylan NV
3.95%, 06/15/26	(590)	(600)
5.25%, 06/15/46	(580)	(637)
Netflix Inc.
4.38%, 11/15/26 (d)	(570)	(574)
Philip Morris International Inc.
2.75%, 02/25/26	(1,485)	(1,457)
Plains All American Pipeline LP
4.65%, 10/15/25	(100)	(103)
4.50%, 12/15/26	(650)	(662)
4.90%, 02/15/45	(1,180)	(1,107)
Rackspace Hosting Inc.
8.63%, 11/15/24 (d)	(350)	(374)
Seagate HDD Cayman
4.75%, 06/01/23	(750)	(782)
Target Corp.
4.00%, 07/01/42	(1,187)	(1,181)
United Rentals North America Inc.
5.88%, 09/15/26	(410)	(437)
Verizon Communications Inc.
2.63%, 08/15/26	(1,680)	(1,552)
Williams Partners LP
5.10%, 09/15/45	(1,175)	(1,229)
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	(590)	(597)
		(33,584)
Total Corporate Bonds And Notes (proceeds $36,548)		(37,599)
GOVERNMENT AND AGENCY OBLIGATIONS (7.1%)
Ecuador (0.1%)
Ecuador Government International Bond
7.95%, 06/20/24 (c)	(200)	(187)
Spain (0.6%)
Spain Government Bond
5.40%, 01/31/23, EUR (d)	(980)	(1,423)
United States of America (6.4%)
U.S. Treasury Note
1.50%, 06/15/20	(730)	(729)
1.75%, 05/31/22	(6,191)	(6,156)
2.00%, 05/31/24	(4,780)	(4,741)
2.25%, 02/15/27	(3,301)	(3,288)
		(14,914)
Total Government And Agency Obligations (proceeds $16,478)		(16,524)
Total Securities Sold Short (23.3%) (proceeds $53,026)		$(54,123)

(a) Perpetual security.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $4,293 and 1.8%, respectively.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
APS	AbbVie Inc., 4.45%, due 05/14/46	1,485	$1,551	0.50%	04/24/17	Open	$1,481	1,481	$1,481
APS	Anheuser-Busch InBev Finance Inc., 4.90%, due 02/01/46	1,495	1,696	0.50	04/24/17	Open	1,674	1,674	1,674
APS	Baxalta Inc., 5.25%, due 06/23/45	285	337	0.50	04/24/17	Open	323	323	323
APS	Mylan NV, 3.95%, due 06/15/26	590	600	0.50	05/17/17	Open	597	597	597
APS	Express Scripts Holding Co., 4.80%, due 07/15/46	1,192	1,231	0.40	05/23/17	Open	1,199	1,199	1,199

See accompanying Notes to Financial Statements.

9

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
APS	U.S. Treasury Note, 2.25%, due 02/15/27	3,301	3,288	1.20	06/30/17	07/03/17	3,321	3,321	3,321
BBP	Bank of Communications Co. Ltd., 5.00%, perpetual	200	209	(2.75)	01/26/17	Open	209	209	209
BBP	Spain Government Bond, 5.40%, due 01/31/23, EUR	280	355	(0.70)	05/04/17	Open	410	359	410
BBP	NEW Areva Holding SA, 4.38%, due 11/06/19, EUR	100	124	(2.75)	07/04/17	07/04/17	125	109	125
BCL	Citigroup Inc., 6.13%, perpetual	808	871	0.50	03/20/17	Open	865	865	865
BCL	Seagate HDD Cayman, 4.75%, due 06/01/23	750	782	0.50	03/20/17	Open	758	758	758
BCL	Macy's Retail Holdings Inc., 2.88%, due 02/15/23	650	598	0.50	03/20/17	Open	604	604	604
BCL	Exxon Mobil Corp., 3.04%, due 03/01/26	900	909	0.50	04/24/17	Open	913	914	914
BCL	Exxon Mobil Corp., 4.11%, due 03/01/46	910	964	0.50	04/24/17	Open	946	946	946
BCL	JPMorgan Chase & Co., 2.30%, due 08/15/21	1,790	1,783	0.50	04/24/17	Open	1,786	1,786	1,786
BCL	Philip Morris International Inc., 2.75%, due 02/25/26	1,485	1,457	0.40	04/24/17	Open	1,453	1,453	1,453
BCL	Goldman Sachs Group Inc., 3.75%, due 02/25/26	919	937	0.50	06/09/17	Open	951	951	951
BCL	Albertsons Cos. LLC, 5.75%, due 03/15/25	150	140	0.75	06/26/17	Open	140	140	140
BCL	Hess Corp., 4.30%, due 04/01/27	160	157	0.75	06/27/17	Open	157	157	157
BCL	Rackspace Hosting Inc., 8.63%, due 11/15/24	150	160	0.65	06/30/17	Open	161	161	161
BCL	U.S. Treasury Note, 1.50%, due 06/15/20	730	729	1.13	06/30/17	07/03/17	730	730	730
CGM	Level 3 Financing Inc., 5.38%, due 05/01/25	250	264	0.35	03/15/17	Open	254	254	254
CGM	Ally Financial Inc., 5.13%, due 09/30/24	325	344	(0.25)	03/22/17	Open	336	336	336
CGM	Morgan Stanley, 3.88%, due 01/27/26	900	928	0.60	04/24/17	Open	929	929	929
CGM	Citigroup Inc., 6.13%, perpetual	82	88	(0.05)	04/24/17	Open	90	90	90
CGM	Zimmer Biomet Holdings Inc., 3.55%, due 04/01/25	590	597	0.60	05/02/17	Open	591	591	591
CGM	Allergan Funding SCS, 4.75%, due 03/15/45	590	640	0.60	05/19/17	Open	635	635	635
CGM	Rackspace Hosting Inc., 8.63%, due 11/15/24	200	214	0.45	06/14/17	Open	215	215	215
CGM	Plains All American Pipeline LP, 4.50%, due 12/15/26	650	662	0.85	06/19/17	Open	687	687	687
CGM	Anadarko Petroleum Corp., 5.55%, due 03/15/26	250	279	(1.75)	06/21/17	Open	283	283	283
CGM	Novartis Capital Corp., 4.00%, due 11/20/45	710	751	0.85	06/21/17	Open	753	753	753
CGM	Williams Partners LP, 5.10%, due 09/15/45	1,175	1,229	0.85	06/21/17	Open	1,248	1,248	1,248
CGM	Merck & Co. Inc., 3.70%, due 02/10/45	710	712	0.85	06/21/17	Open	722	722	722
CGM	Molson Coors Brewing Co., 4.20%, due 07/15/46	880	872	0.85	06/21/17	Open	887	887	887
CGM	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	2,100	2,171	0.85	06/21/17	Open	2,218	2,218	2,218
CGM	Kennametal Inc., 3.88%, due 02/15/22	38	38	0.75	06/30/17	Open	39	39	39
CSI	Ecuador Government International Bond, 7.95%, due 06/20/24	200	187	0.50	06/27/17	Open	184	184	184
DUB	Spain Government Bond, 5.40%, due 01/31/23, EUR	700	888	(0.60)	01/31/17	Open	1,037	908	1,037
DUB	U.S. Treasury Note, 2.00%, due 05/31/24	4,780	4,741	1.15	06/30/17	07/03/17	4,762	4,762	4,762
JPM	Syngenta Finance NV, 1.88%, due 11/02/21, EUR	100	103	(1.10)	04/19/17	Open	129	113	129
JPM	Industrial & Commercial Bank of China Ltd., 6.00%, perpetual	200	211	0.00	06/19/17	07/11/17	228	228	228
JPM	U.S. Treasury Note, 1.75%, due 05/31/22	6,191	6,156	0.95	06/30/17	07/03/17	6,176	6,176	6,176
RBC	Netflix Inc., 4.38%, due 11/15/26	570	574	0.40	05/16/17	Open	570	570	570
RBC	JC Penney Corp. Inc., 5.88%, due 07/01/23	105	105	0.00	03/10/17	Open	106	106	106
RBC	Lifepoint Health Inc., 5.50%, due 12/01/21	585	607	0.65	03/24/17	Open	608	608	608
RBC	ERAC USA Finance LLC, 3.80%, due 11/01/25	525	537	0.65	04/18/17	Open	541	541	541
RBC	CBS Corp., 2.90%, due 01/15/27	600	570	0.65	04/24/17	Open	573	573	573
RBC	Celgene Corp., 3.88%, due 08/15/25	590	618	0.65	04/24/17	Open	614	614	614
RBC	Morgan Stanley, 3.13%, due 07/27/26	885	861	0.65	04/24/17	Open	858	858	858
RBC	Mylan NV, 5.25%, due 06/15/46	580	637	0.65	04/24/17	Open	609	609	609
RBC	Target Corp., 4.00%, due 07/01/42	1,187	1,181	0.65	04/24/17	Open	1,187	1,187	1,187
RBC	Verizon Communications Inc., 2.63%, due 08/15/26	1,680	1,552	0.65	05/10/17	Open	1,537	1,537	1,537
RBC	Plains All American Pipeline LP, 4.90%, due 02/15/45	1,180	1,107	0.65	05/16/17	Open	1,127	1,127	1,127

See accompanying Notes to Financial Statements.

10

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
RBC	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	980	907	0.35	05/16/17	Open	853	853	853
RBC	CVS Health Corp., 5.13%, due 07/20/45	1,770	2,040	0.65	05/23/17	Open	2,031	2,031	2,031
RBC	Diamond 1 Finance Corp., 8.35%, due 07/15/46	880	1,140	0.65	06/13/17	Open	1,155	1,155	1,155
RBC	Plains All American Pipeline LP, 4.65%, due 10/15/25	100	103	0.90	06/23/17	Open	105	105	105
RBC	United Rentals North America Inc., 5.88%, due 09/15/26	410	437	0.90	06/22/17	Open	445	445	445
									$54,126

See accompanying Notes to Financial Statements.

11

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
JNL/DFA U.S. Micro Cap Fund
COMMON STOCKS 99.8%
Consumer Discretionary 15.0%
1-800-Flowers.com Inc. - Class A (a)	7	$67
Abercrombie & Fitch Co. - Class A	3	42
Adtalem Global Education Inc.	2	85
AH Belo Corp. - Class A	4	24
American Axle & Manufacturing Holdings Inc. (a)	11	170
American Outdoor Brands Corp. (a)	7	160
American Public Education Inc. (a)	3	69
America's Car-Mart Inc. (a)	2	62
Ark Restaurants Corp.	1	14
Asbury Automotive Group Inc. (a)	3	169
Ascena Retail Group Inc. (a) (b)	11	23
Ascent Capital Group Inc. - Class A (a)	2	33
Ballantyne Strong Inc. (a)	2	13
Barnes & Noble Education Inc. (a)	5	52
Barnes & Noble Inc.	8	59
Bassett Furniture Industries Inc.	1	44
Belmond Ltd. - Class A (a)	12	161
Big 5 Sporting Goods Corp.	3	36
Biglari Holdings Inc. (a)	—	127
BJ's Restaurants Inc. (a)	4	139
Bob Evans Farms Inc.	3	225
Bojangles' Inc. (a)	6	105
Boot Barn Holdings Inc. (a) (b)	4	29
Bravo Brio Restaurant Group Inc. (a)	3	16
Bridgepoint Education Inc. (a)	6	95
Build-A-Bear Workshop Inc. (a)	3	35
Caleres Inc.	7	199
Callaway Golf Co.	15	197
Cambium Learning Group Inc. (a)	3	13
Capella Education Co.	2	162
Career Education Corp. (a)	12	113
Carriage Services Inc.	3	73
Carrol's Restaurant Group Inc. (a)	6	75
Cato Corp. - Class A	4	66
Cavco Industries Inc. (a)	2	198
Central European Media Entertainment Ltd. - Class A (a)	12	46
Century Casinos Inc. (a)	1	10
Century Communities Inc. (a)	3	76
Cherokee Inc. (a)	1	10
Chico's FAS Inc.	17	161
Childrens Place Retail Stores Inc.	2	187
Christopher & Banks Corp. (a)	5	7
Chuy's Holdings Inc. (a)	3	65
Citi Trends Inc.	3	67
Clear Channel Outdoor Holdings Inc. - Class A	2	12
ClubCorp Holdings Inc.	11	138
Collectors Universe Inc.	2	45
Cooper-Standard Holding Inc. (a)	2	200
Core-Mark Holding Co. Inc.	6	189
Crocs Inc. (a)	10	75
Culp Inc.	2	67
Daily Journal Corp. (a)	—	10
Deckers Outdoor Corp. (a)	—	22
Del Frisco's Restaurant Group Inc. (a)	4	63
Del Taco Restaurants Inc. (a)	7	94
Delta Apparel Inc. (a)	1	33
Denny's Corp. (a)	12	141
Destination Maternity Corp. (a)	1	4
Destination XL Group Inc. (a)	12	28
Dillard's Inc. - Class A (b)	2	91
DineEquity Inc.	2	85
Diversified Restaurant Holdings Inc. (a)	3	8
Dixie Group Inc. - Class A (a)	1	4
DSW Inc. - Class A	7	124
Duluth Holdings Inc. - Class B (a) (b)	1	22
El Pollo Loco Holdings Inc. (a)	3	37
Eldorado Resorts Inc. (a)	8	153
Entercom Communications Corp. - Class A	5	53
Entravision Communications Corp. - Class A	8	51
Escalade Inc.	2	28
	Shares/Par†	Value
Ethan Allen Interiors Inc.	5	154
EVINE Live Inc. - Class A (a)	5	5
EW Scripps Co. - Class A (a)	13	229
Express Inc. (a)	9	63
Famous Dave's Of America Inc. (a) (b)	1	3
Fiesta Restaurant Group Inc. (a)	5	95
Finish Line Inc. - Class A	6	86
Flexsteel Industries Inc.	1	77
Fossil Group Inc. (a) (b)	1	8
Fox Factory Holding Corp. (a)	6	222
Francesca's Holdings Corp. (a)	6	62
Fred's Inc. - Class A (b)	5	42
FTD Cos. Inc. (a)	4	81
Gaia Inc. - Class A (a)	2	20
Gannett Co. Inc.	9	78
Genesco Inc. (a)	2	79
Gentherm Inc. (a)	4	173
G-III Apparel Group Ltd. (a)	4	98
Global Eagle Entertainment Inc. (a)	12	43
Gray Television Inc. (a)	9	127
Green Brick Partners Inc. (a)	6	71
Group 1 Automotive Inc.	3	173
Groupon Inc. - Class A (a) (b)	15	59
Guess Inc.	6	72
Habit Restaurants Inc. - Class A (a)	3	46
Harte-Hanks Inc. (a)	11	11
Haverty Furniture Cos. Inc.	2	58
Hibbett Sports Inc. (a)	3	65
Hooker Furniture Corp.	2	95
Horizon Global Corp. (a)	4	56
Houghton Mifflin Harcourt Co. (a)	15	187
Hovnanian Enterprises Inc. - Class A (a) (b)	15	41
HSN Inc.	2	71
Iconix Brand Group Inc. (a)	8	55
IMAX Corp. (a)	5	108
Installed Building Products Inc. (a)	4	236
Intrawest Resorts Holdings Inc. (a)	6	151
iRobot Corp. (a)	3	290
J Alexander's Holdings Inc. (a)	1	17
Johnson Outdoors Inc. - Class A	1	38
K12 Inc. (a)	7	127
KB Home (b)	7	164
Kirkland's Inc. (a)	3	27
Kona Grill Inc. (a)	1	6
La Quinta Holdings Inc. (a)	12	181
La-Z-Boy Inc.	7	220
Libbey Inc.	4	29
Liberty Tax Inc. - Class A	2	25
Liberty TripAdvisor Holdings Inc. - Class A (a)	10	112
Lifetime Brands Inc.	2	37
Lindblad Expeditions Holdings Inc. (a)	5	49
Luby's Inc. (a)	3	8
M/I Homes Inc. (a)	3	72
Malibu Boats Inc. - Class A (a)	2	61
Marcus Corp.	2	68
Marine Products Corp.	2	34
MarineMax Inc. (a)	4	78
McClatchy Co. - Class A (a)	1	8
MDC Holdings Inc.	6	201
Meritage Homes Corp. (a)	4	180
Modine Manufacturing Co. (a)	8	135
Monro Muffler Brake Inc.	2	101
Motorcar Parts of America Inc. (a)	3	89
Movado Group Inc.	2	63
MSG Networks Inc. - Class A (a)	7	166
NACCO Industries Inc. - Class A	1	50
Nathan's Famous Inc. (a)	1	60
National American University Holdings Inc.	2	4
National CineMedia Inc.	10	73
Nautilus Inc. (a)	5	96
New Home Co. Inc. (a)	3	35
New Media Investment Group Inc.	8	101
New York & Co. Inc. (a)	10	14
NutriSystem Inc.	4	214
Ollie's Bargain Outlet Holdings Inc. (a)	—	21

See accompanying Notes to Financial Statements.

12

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Overstock.com Inc. (a)	3	52
Oxford Industries Inc.	3	160
Penn National Gaming Inc. (a)	8	165
Perry Ellis International Inc. (a)	2	46
PetMed Express Inc.	3	122
Pico Holdings Inc. (a)	4	65
Pier 1 Imports Inc.	13	69
Potbelly Corp. (a)	4	45
RCI Hospitality Holdings Inc.	1	24
Reading International Inc. - Class A (a)	4	57
Red Lion Hotels Corp. (a)	4	28
Red Robin Gourmet Burgers Inc. (a)	2	140
Regis Corp. (a)	7	74
Rent-A-Center Inc. (b)	9	100
Rocky Brands Inc.	1	13
Ruby Tuesday Inc. (a)	12	24
Ruth's Hospitality Group Inc.	4	97
Saga Communications Inc. - Class A	—	13
Salem Media Group Inc. - Class A	2	12
Scholastic Corp.	4	160
Scientific Games Corp. - Class A (a)	1	26
SeaWorld Entertainment Inc.	11	173
Select Comfort Corp. (a)	7	238
Sequential Brands Group Inc. (a)	2	6
Shake Shack Inc. - Class A (a) (b)	1	44
Shiloh Industries Inc. (a)	2	28
Shoe Carnival Inc.	3	54
Shutterfly Inc. (a)	4	198
Skyline Corp. (a)	2	14
Sonic Automotive Inc. - Class A	5	100
Sonic Corp.	7	194
Spartan Motors Inc.	5	46
Speedway Motorsports Inc.	6	106
Sportsman's Warehouse Holdings Inc. (a) (b)	4	20
Stage Stores Inc.	4	8
Standard Motor Products Inc.	4	202
Stein Mart Inc. (b)	6	11
Stoneridge Inc. (a)	4	67
Strattec Security Corp.	1	19
Strayer Education Inc.	2	159
Sturm Ruger & Co. Inc. (b)	3	180
Superior Industries International Inc.	4	79
Superior Uniform Group Inc.	2	55
Sypris Solutions Inc. (a)	5	8
Tailored Brands Inc. (b)	3	36
Tandy Leather Factory Inc. (a)	1	11
Tile Shop Holdings Inc.	8	162
Tilly's Inc. - Class A	2	23
Time Inc.	9	123
TopBuild Corp. (a)	5	269
Tower International Inc.	3	76
Townsquare Media Inc. - Class A (a)	1	12
Tronc Inc. (a)	3	43
Tuesday Morning Corp. (a)	5	9
U.S. Auto Parts Network Inc. (a)	4	14
UCP Inc. - Class A (a)	1	10
Unifi Inc. (a)	3	80
Universal Electronics Inc. (a)	2	154
Universal Technical Institute Inc. (a)	4	14
Vera Bradley Inc. (a)	5	49
Vista Outdoor Inc. (a)	3	57
Vitamin Shoppe Inc. (a)	4	45
VOXX International Corp. - Class A (a)	4	34
Weight Watchers International Inc. (a) (b)	4	121
West Marine Inc.	5	61
Weyco Group Inc.	1	40
William Lyon Homes - Class A (a) (b)	4	108
Wingstop Inc. (b)	5	150
Winmark Corp.	1	97
Winnebago Industries Inc.	5	187
World Wrestling Entertainment Inc. - Class A (b)	2	44
Zagg Inc. (a)	4	36
Zumiez Inc. (a)	4	49
		17,725
	Shares/Par†	Value
Consumer Staples 3.0%
Alico Inc.	1	35
Alliance One International Inc. (a)	1	21
Andersons Inc.	4	151
Avon Products Inc. (a)	13	49
Boston Beer Co. Inc. - Class A (a)	1	85
Calavo Growers Inc.	3	175
Central Garden & Pet Co. (a)	1	45
Central Garden & Pet Co. - Class A (a)	7	210
Chefs' Warehouse Inc. (a)	3	41
Coca-Cola Bottling Co.	1	259
Craft Brewers Alliance Inc. (a)	3	59
Dean Foods Co.	11	193
Farmer Bros. Co. (a)	3	80
Ingles Markets Inc. - Class A	2	68
Inter Parfums Inc.	5	195
Inventure Foods Inc. (a)	3	12
John B. Sanfilippo & Son Inc.	1	76
Landec Corp. (a)	4	60
Lifeway Foods Inc. (a)	1	13
Limoneira Co.	2	55
Medifast Inc.	2	72
MGP Ingredients Inc. (b)	3	147
Natural Alternatives International Inc. (a)	1	9
Natural Grocers by Vitamin Cottage Inc. (a)	3	26
Natural Health Trends Corp.	1	25
Nutraceutical International Corp.	2	70
Oil-Dri Corp. of America	1	27
Omega Protein Corp.	4	63
Orchids Paper Products Co. (b)	1	18
Primo Water Corp. (a)	4	49
Revlon Inc. - Class A (a)	6	134
Rocky Mountain Chocolate Factory Inc.	1	18
Seneca Foods Corp. - Class A (a)	1	46
Smart & Final Stores Inc. (a) (b)	5	46
SpartanNash Co.	4	109
Supervalu Inc. (a)	31	102
United-Guardian Inc.	—	2
Universal Corp.	2	139
USANA Health Sciences Inc. (a)	3	171
Village Super Market Inc. - Class A	2	48
WD-40 Co.	2	208
Weis Markets Inc.	3	133
		3,544
Energy 3.6%
Adams Resources & Energy Inc.	1	33
Alon USA Energy Inc.	9	120
Archrock Inc.	9	100
Atwood Oceanics Inc. (a)	13	102
Basic Energy Services Inc. (a)	2	62
Bill Barrett Corp. (a)	11	34
Bristow Group Inc. (b)	4	30
California Resources Corp. (a) (b)	1	5
CARBO Ceramics Inc. (a) (b)	2	11
Clean Energy Fuels Corp. (a)	20	52
Cloud Peak Energy Inc. (a)	11	39
Contango Oil & Gas Co. (a)	4	24
Dawson Geophysical Co. (a)	3	11
Delek US Holdings Inc.	6	162
Denbury Resources Inc. (a)	57	87
DHT Holdings Inc.	11	47
Dorian LPG Ltd. (a)	6	45
Earthstone Energy Inc. - Class A (a) (b)	2	22
Eclipse Resources Corp. (a)	38	108
ENGlobal Corp. (a)	5	7
Ensco Plc - Class A	2	9
Era Group Inc. (a)	4	37
Evolution Petroleum Corp.	5	37
Exterran Corp. (a)	6	148
Forum Energy Technologies Inc. (a)	10	162
GasLog Ltd. (b)	2	28
Geospace Technologies Corp. (a)	2	34
Green Plains Renewable Energy Inc.	5	104
Gulf Island Fabrication Inc.	4	48

See accompanying Notes to Financial Statements.

13

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Hallador Energy Co.	5	37
Helix Energy Solutions Group Inc. (a)	29	161
Hornbeck Offshore Services Inc. (a) (b)	4	13
Independence Contract Drilling Inc. (a)	4	15
International Seaways Inc. (a)	2	48
ION Geophysical Corp. (a) (b)	1	5
Jones Energy Inc. - Class A (a) (b)	3	5
Matrix Service Co. (a)	5	44
McDermott International Inc. (a)	20	141
Mitcham Industries Inc. (a)	2	7
Natural Gas Services Group Inc. (a)	2	44
Newpark Resources Inc. (a)	15	111
Noble Corp. Plc	22	80
Nordic American Offshore Ltd. (b)	—	—
Nordic American Tankers Ltd. (b)	9	58
Oil States International Inc. (a)	7	187
Overseas Shipholding Group Inc. - Class A (a)	7	20
Pacific Ethanol Inc. (a)	8	49
Panhandle Oil and Gas Inc. - Class A	2	52
Par Pacific Holdings Inc. (a) (b)	6	104
Parker Drilling Co. (a)	21	28
Penn Virginia Corp. (a)	1	46
PHI Inc. (a)	1	14
Pioneer Energy Services Corp. (a)	13	27
Renewable Energy Group Inc. (a)	8	100
REX Stores Corp. (a)	1	58
RigNet Inc. (a)	3	45
Ring Energy Inc. (a) (b)	9	112
SandRidge Energy Inc. (a) (b)	2	35
Scorpio Tankers Inc.	28	110
SEACOR Holdings Inc. (a)	2	78
SEACOR Marine Holdings Inc. (a)	2	46
SemGroup Corp. - Class A	2	59
SM Energy Co.	4	61
SRC Energy Inc. (a)	25	170
Superior Energy Services Inc. (a)	9	90
Teekay Tankers Ltd. - Class A	22	41
Tesco Corp. (a)	8	36
Tetra Technologies Inc. (a)	11	30
Unit Corp. (a)	9	164
Westmoreland Coal Co. (a)	1	5
Willbros Group Inc. (a)	5	13
		4,257
Financials 23.9%
1st Constitution Bancorp	1	11
1st Source Corp.	4	197
Access National Corp.	3	67
Allegiance Bancshares Inc. (a) (b)	2	72
A-Mark Precious Metals Inc.	1	13
Ambac Financial Group Inc. (a) (c) (d)	6	109
American Equity Investment Life Holding Co.	3	92
American National Bankshares Inc.	1	47
American River Bankshares	1	16
Ameris Bancorp	5	264
Amerisafe Inc.	3	154
Argo Group International Holdings Ltd.	1	61
Arrow Financial Corp.	3	84
Asta Funding Inc. (a)	—	1
Astoria Financial Corp.	10	196
Atlantic Capital Bancshares Inc. (a)	3	61
Atlas Financial Holdings Inc. (a)	1	19
Baldwin & Lyons Inc. - Class B	2	47
Banc of California Inc. (b)	7	154
BancFirst Corp.	2	232
Bancorp Inc. (a)	10	79
Bank Mutual Corp.	8	71
Bank of Commerce Holdings (b)	1	12
Bank of Marin Bancorp	1	60
BankFinancial Corp.	3	49
Banner Corp.	4	206
Bar Harbor Bankshares	2	58
BCB Bancorp Inc.	2	28
Beneficial Bancorp Inc.	10	151
Berkshire Hills Bancorp Inc.	6	197
	Shares/Par†	Value
Blue Hills Bancorp Inc.	5	83
BofI Holding Inc. (a) (b)	8	193
Boston Private Financial Holdings Inc.	15	227
Bridge Bancorp Inc.	4	117
Brookline Bancorp Inc.	11	159
Bryn Mawr Bank Corp.	3	136
BSB BanCorp Inc. (a)	1	31
C&F Financial Corp.	1	44
Camden National Corp.	3	122
Capital Bank Financial Corp. - Class A	3	96
Capital City Bank Group Inc.	3	51
Carolina Financial Corp.	2	59
Centerstate Banks of Florida Inc.	7	183
Central Pacific Financial Corp.	6	190
Central Valley Community Bancorp	2	45
Century Bancorp Inc. - Class A	1	44
Charter Financial Corp.	3	48
Citizens & Northern Corp.	2	52
Citizens Inc. - Class A (a) (b)	8	60
City Holdings Co.	3	181
Civista Bancshares Inc.	1	14
Clifton Bancorp Inc.	4	58
CNB Financial Corp.	3	66
CoBiz Financial Inc.	8	135
Codorus Valley Bancorp Inc.	1	19
Cohen & Steers Inc.	2	100
Columbia Banking System Inc.	—	13
Community Bankers Trust Corp. (a)	1	12
Community Trust Bancorp Inc.	3	146
ConnectOne Bancorp Inc.	6	129
Consumer Portfolio Services Inc. (a)	4	18
Cowen Inc. - Class A (a) (b)	3	51
Crawford & Co. - Class A	3	21
Crawford & Co. - Class B	4	36
CU Bancorp (a)	2	61
Customers Bancorp Inc. (a)	6	156
Diamond Hill Investment Group Inc.	1	121
Dime Community Bancshares Inc.	7	140
Donegal Group Inc. - Class A	4	57
Donnelley Financial Solutions Inc. (a)	4	84
Eagle Bancorp Inc. (a)	2	143
Eagle Bancorp Montana Inc.	1	9
eHealth Inc. (a)	2	43
EMC Insurance Group Inc.	3	79
Employer Holdings Inc.	6	234
Encore Capital Group Inc. (a)	3	125
Enova International Inc. (a)	6	88
Enterprise Bancorp Inc.	2	76
Enterprise Financial Services Corp.	4	163
Equity Bancshares Inc. - Class A (a)	1	32
ESSA Bancorp Inc.	1	18
Ezcorp Inc. - Class A (a)	7	56
Farmers Capital Bank Corp.	1	49
Farmers National Banc Corp.	5	72
FBL Financial Group Inc. - Class A	3	171
FCB Financial Holdings Inc. - Class A (a)	4	183
Federal Agricultural Mortgage Corp. - Class C	1	63
Federated National Holding Co.	3	41
Fidelity & Guaranty Life (b)	1	19
Fidelity Southern Corp.	5	115
Fifth Street Asset Management Inc. - Class A	2	7
Financial Institutions Inc.	3	79
First Bancorp Inc.	4	124
First Bancorp Inc. (a)	30	174
First Bancorp Inc.	2	48
First Bank	1	15
First Busey Corp.	7	219
First Business Financial Services Inc.	1	27
First Commonwealth Financial Corp.	14	173
First Community Bancshares Inc.	3	82
First Connecticut Bancorp Inc.	3	66
First Defiance Financial Corp.	2	81
First Financial Bancorp	8	221
First Financial Corp.	2	82
First Financial Northwest Inc.	2	27

See accompanying Notes to Financial Statements.

14

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
First Foundation Inc. (a)	6	99
First Internet Bancorp	1	23
First Interstate BancSystem Inc. - Class A	3	103
First Merchants Corp.	5	212
First Mid-Illinois Bancshares Inc.	—	16
First of Long Island Corp.	3	95
First South Bancorp Inc.	—	7
Flagstar Bancorp Inc. (a)	7	220
Flushing Financial Corp.	6	156
FNFV Group (a)	11	172
Franklin Financial Network Inc. (a)	2	96
Gain Capital Holdings Inc.	9	56
GAMCO Investors Inc. - Class A	1	32
Genworth Financial Inc. - Class A (a)	4	14
German American Bancorp Inc.	4	141
Global Indemnity Ltd. - Class A (a)	1	54
Great Southern Bancorp Inc.	3	142
Green Bancorp Inc. (a)	6	123
Green Dot Corp. - Class A (a)	8	309
Greenhill & Co. Inc.	5	111
Greenlight Capital Re Ltd. - Class A (a)	6	124
Guaranty Bancorp	5	132
Hallmark Financial Services Inc. (a)	3	32
Hanmi Financial Corp.	7	187
HCI Group Inc.	2	91
Health Insurance Innovations Inc. - Class A (a)	1	33
Heartland Financial USA Inc.	5	213
Hennessy Advisors Inc.	1	11
Heritage Commerce Corp.	7	92
Heritage Financial Corp.	5	140
Heritage Insurance Holdings Inc.	5	68
Hingham Institution for Savings	—	60
Home Bancorp Inc.	—	16
HomeStreet Inc. (a)	5	136
HomeTrust Bancshares Inc. (a)	3	81
Horace Mann Educators Corp.	5	199
Horizon Bancorp	4	97
Impac Mortgage Holdings Inc. (a)	1	16
Independence Holding Co.	1	29
Independent Bank Corp.	4	238
Independent Bank Group Inc.	3	182
Infinity Property & Casualty Corp.	1	98
INTL FCStone Inc. (a)	4	136
Investment Technology Group Inc.	5	109
Investors Title Co.	—	76
James River Group Holdings Ltd.	3	128
KCG Holdings Inc. - Class A (a)	11	215
Kearny Financial Corp.	10	142
Kingstone Cos. Inc. (b)	1	22
Ladenburg Thalmann Financial Services Inc. (a)	28	70
Lakeland Bancorp Inc.	9	169
Lakeland Financial Corp.	4	202
LCNB Corp.	1	10
LegacyTexas Financial Group Inc.	6	233
LendingTree Inc. (a)	1	192
Live Oak Bancshares Inc. (b)	1	23
Macatawa Bank Corp.	5	46
Maiden Holdings Ltd.	10	113
MainSource Financial Group Inc.	4	144
Malvern Bancorp Inc. (a)	1	15
Manning & Napier Inc. - Class A	3	11
Marlin Business Services Inc.	2	47
MBIA Inc. (a)	19	182
MBT Financial Corp.	4	42
Mercantile Bank Corp.	3	94
Meridian Bancorp Inc.	10	171
Meta Financial Group Inc.	2	138
Midsouth Bancorp Inc.	2	27
MidWestOne Financial Group Inc.	1	26
National Bank Holdings Corp. - Class A	5	156
National Bankshares Inc. (b)	—	20
National Commerce Corp. (a)	2	69
National Western Life Group Inc. - Class A	1	201
Navigators Group Inc.	4	216
NBT Bancorp Inc.	6	220
	Shares/Par†	Value
Nelnet Inc. - Class A	3	134
NewStar Financial Inc.	7	75
Nicholas Financial Inc. (a)	2	17
Nicolet Bankshares Inc. (a)	—	26
NMI Holdings Inc. - Class A (a)	10	116
Northeast Bancorp	—	3
Northfield Bancorp Inc.	9	152
Northrim BanCorp Inc.	1	33
Northwest Bancshares Inc.	13	203
OceanFirst Financial Corp.	6	172
Ocwen Financial Corp. (a) (b)	20	53
OFG Bancorp	6	57
Old Line Bancshares Inc.	2	43
Old Second Bancorp Inc.	2	24
OM Asset Management Plc	7	111
On Deck Capital Inc. (a)	6	29
OneBeacon Insurance Group Ltd. - Class A	3	58
Oppenheimer Holdings Inc. - Class A	2	40
Opus Bank	4	87
Oritani Financial Corp.	8	142
Pacific Continental Corp.	3	84
Pacific Mercantile Bancorp (a)	1	10
Pacific Premier Bancorp Inc. (a)	6	207
Park National Corp.	2	182
Park Sterling Corp.	9	107
Peapack Gladstone Financial Corp.	3	99
Penns Woods Bancorp Inc. (b)	1	24
PennyMac Financial Services Inc. - Class A (a)	2	34
Peoples Bancorp Inc.	3	98
People's Utah Bancorp	2	66
PHH Corp. (a)	14	195
Pinnacle Financial Partners Inc.	—	—
PJT Partners Inc. - Class A	2	78
PRA Group Inc. (a)	5	195
Preferred Bank	2	128
Premier Financial Bancorp Inc.	2	32
Provident Financial Holdings Inc.	2	40
Provident Financial Services Inc.	7	178
Prudential Bancorp Inc.	1	13
Pzena Investment Management Inc. - Class A	4	38
QCR Holdings Inc.	2	98
Regional Management Corp. (a)	2	52
Renasant Corp.	5	203
Republic Bancorp Inc. - Class A	3	104
Republic First Bancorp Inc. (a)	5	50
S&T Bancorp Inc.	5	190
Safeguard Scientifics Inc. (a)	5	57
Safety Insurance Group Inc.	3	200
Sandy Spring Bancorp Inc.	5	188
Seacoast Banking Corp. of Florida (a)	8	192
Security National Financial Corp. - Class A (a)	1	7
ServisFirst Bancshares Inc.	4	163
Shore Bancshares Inc.	2	30
Sierra Bancorp	3	63
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	4	187
Southern First Bancshares Inc. (a)	—	11
Southern Missouri Bancorp Inc.	1	20
Southern National Bancorp of Virginia Inc.	1	23
Southside Bancshares Inc.	6	201
Southwest Bancorp Inc.	3	70
State Auto Financial Corp.	7	180
State Bank Financial Corp.	7	185
State National Cos. Inc.	7	132
Stewart Information Services Corp.	5	235
Stock Yards Bancorp Inc.	4	143
Stonegate Bank	3	120
Sun Bancorp Inc.	3	73
Territorial Bancorp Inc.	1	40
Third Point Reinsurance Ltd. (a)	1	14
Timberland Bancorp Inc.	—	4
Tompkins Financial Corp.	2	172
Towne Bank	5	156
Trico Bancshares	4	141
Tristate Capital Holdings Inc. (a)	5	125

See accompanying Notes to Financial Statements.

15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Triumph Bancorp Inc. (a)	3	72
TrustCo Bank Corp.	20	156
Trustmark Corp.	2	70
Two River Bancorp	1	11
Union Bankshares Corp.	6	206
United Community Banks Inc.	8	226
United Community Financial Corp.	8	65
United Financial Bancorp Inc.	9	147
United Fire Group Inc.	3	151
United Insurance Holdings Corp.	3	51
Universal Insurance Holdings Inc.	6	157
Univest Corp. of Pennsylvania	5	146
Veritex Holdings Inc. (a)	2	65
Virtus Investment Partners Inc.	1	150
Waddell & Reed Financial Inc. - Class A	9	178
Walker & Dunlop Inc. (a)	6	295
Washington Trust Bancorp Inc.	3	162
WashingtonFirst Bankshares Inc.	2	53
Waterstone Financial Inc.	5	95
WesBanco Inc.	5	200
West Bancorp Inc.	3	62
Westamerica Bancorp	3	166
Western New England Bancorp Inc.	5	55
Westwood Holdings Group Inc.	1	74
WMIH Corp. (a)	10	12
World Acceptance Corp. (a)	1	89
WSFS Financial Corp.	5	206
Xenith Bankshares Inc. (a)	3	100
		28,334
Health Care 11.1%
Abaxis Inc.	4	196
Accuray Inc. (a)	1	3
Aceto Corp.	4	63
Achillion Pharmaceuticals Inc. (a)	13	61
Acorda Therapeutics Inc. (a)	8	156
Adamas Pharmaceuticals Inc. (a)	2	33
Addus HomeCare Corp. (a)	3	95
Advaxis Inc. (a)	2	13
Adverum Biotechnologies Inc. (a)	4	11
Agile Therapeutics Inc. (a)	3	13
Akebia Therapeutics Inc. (a)	2	32
Albany Molecular Research Inc. (a) (b)	5	113
Alder Biopharmaceuticals Inc. (a)	1	17
Alliance HealthCare Services Inc. (a)	—	5
Almost Family Inc. (a)	3	176
AMAG Pharmaceuticals Inc. (a)	4	81
Amedisys Inc. (a)	3	195
American Renal Associates Holdings Inc. (a)	2	32
Amicus Therapeutics Inc. (a) (b)	7	68
AMN Healthcare Services Inc. (a)	5	199
Amphastar Pharmaceuticals Inc. (a)	7	119
Analogic Corp.	2	156
AngioDynamics Inc. (a)	5	80
ANI Pharmaceuticals Inc. (a)	2	94
Anika Therapeutics Inc. (a)	2	118
Applied Genetic Technologies Corp. (a)	2	11
Aptevo Therapeutics Inc. (a)	2	5
Aratana Therapeutics Inc. (a)	2	17
Ardelyx Inc. (a)	5	27
Assembly Biosciences Inc. (a) (b)	1	11
Atrion Corp.	—	207
aTyr Pharma Inc. (a) (b)	3	11
BioScrip Inc. (a) (b)	1	4
Biospecifics Technologies Corp. (a)	1	52
BioTelemetry Inc. (a)	4	135
Biotime Inc. (a) (b)	7	21
Bovie Medical Corp. (a)	1	1
Calithera Biosciences Inc. (a) (b)	3	49
Cambrex Corp. (a)	3	204
Capital Senior Living Corp. (a)	5	74
Cara Therapeutics Inc. (a) (b)	2	27
Cascadian Therapeutics Inc. (a)	3	11
Celldex Therapeutics Inc. (a) (b)	7	18
Cempra Inc. (a)	7	34
	Shares/Par†	Value
Chimerix Inc. (a)	9	48
Civitas Solutions Inc. (a)	4	66
Community Health Systems Inc. (a)	10	102
Computer Programs & Systems Inc. (b)	2	51
Concert Pharmaceuticals Inc. (a)	2	28
Conmed Corp.	4	192
Corcept Therapeutics Inc. (a)	16	191
Corvel Corp. (a)	3	152
Corvus Pharmaceuticals Inc. (a) (b)	1	15
Cross Country Healthcare Inc. (a)	5	65
CryoLife Inc. (a)	5	110
Cumberland Pharmaceuticals Inc. (a)	3	20
Cutera Inc. (a)	3	69
DepoMed Inc. (a)	4	45
Eagle Pharmaceuticals Inc. (a) (b)	1	93
Emergent BioSolutions Inc. (a)	7	237
Enanta Pharmaceuticals Inc. (a)	2	86
Ensign Group Inc.	9	187
Enzo Biochem Inc. (a)	8	83
Esperion Therapeutics Inc. (a)	4	167
Evolent Health Inc. - Class A (a)	2	44
Exactech Inc. (a)	2	72
Five Prime Therapeutics Inc. (a)	3	99
Five Star Senior Living Inc. (a)	6	9
Fluidigm Corp. (a)	3	13
Genesis Healthcare Inc. - Class A (a)	6	10
Geron Corp. (a) (b)	10	28
Haemonetics Corp. (a)	3	118
Halyard Health Inc. (a)	6	223
Harvard Bioscience Inc. (a)	6	15
HealthStream Inc. (a)	5	141
Heska Corp. (a)	1	100
HMS Holdings Corp. (a)	9	166
Horizon Pharma Plc (a)	6	76
Ignyta Inc. (a)	5	48
Immune Design Corp. (a)	2	20
Impax Laboratories Inc. (a)	7	116
Infinity Pharmaceuticals Inc. (a)	11	17
Innoviva Inc. (a)	9	113
Inogen Inc. (a)	2	153
Inotek Pharmaceuticals Corp. (a) (b)	8	16
Inovalon Holdings Inc. - Class A (a) (b)	1	18
Integer Holdings Corp. (a)	5	214
Intra-Cellular Therapies Inc. (a)	5	64
Invacare Corp.	6	74
Iridex Corp. (a)	2	16
Karyopharm Therapeutics Inc. (a)	5	44
Kindred Healthcare Inc.	15	170
Landauer Inc.	1	65
Lannett Co. Inc. (a) (b)	—	6
Lantheus Holdings Inc. (a)	5	89
LeMaitre Vascular Inc.	3	83
LHC Group Inc. (a)	3	225
Lipocine Inc. (a)	1	5
Luminex Corp.	7	158
MacroGenics Inc. (a)	2	31
Magellan Health Services Inc. (a)	1	93
Meridian Bioscience Inc.	6	97
Merit Medical Systems Inc. (a)	8	297
Mirati Therapeutics Inc. (a)	2	7
Misonix Inc. (a)	1	9
Momenta Pharmaceuticals Inc. (a)	5	83
Myriad Genetics Inc. (a)	6	157
National Healthcare Corp.	2	170
National Research Corp. - Class A	5	132
National Research Corp. - Class B	1	39
Natus Medical Inc. (a)	5	180
NeoGenomics Inc. (a)	9	80
Neurotrope Inc. (a)	3	25
NewLink Genetics Corp. (a) (b)	1	7
Nuvectra Corp. (a)	1	14
Omnicell Inc. (a)	5	235
OraSure Technologies Inc. (a)	11	191
Orthofix International NV (a)	3	122
Otonomy Inc. (a)	5	85

See accompanying Notes to Financial Statements.

16

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
PDL BioPharma Inc. (a)	21	52
Pfenex Inc. (a)	2	6
PharMerica Corp. (a)	5	127
Phibro Animal Health Corp. - Class A	3	100
Proteostasis Therapeutics Inc. (a)	2	11
Providence Services Corp. (a)	2	107
Psychemedics Corp.	1	22
PTC Therapeutics Inc. (a)	5	89
Quality Systems Inc. (a)	10	176
Quidel Corp. (a)	5	138
Quorum Health Corp. (a)	4	15
RadNet Inc. (a)	7	56
Recro Pharma Inc. (a)	1	9
Repligen Corp. (a)	4	152
Retrophin Inc. (a)	5	91
RTI Surgical Inc. (a)	13	73
Sangamo Therapeutics Inc. (a)	2	17
Sciclone Pharmaceuticals Inc. (a)	8	90
SeaSpine Holdings Corp. (a)	3	29
Select Medical Holdings Corp. (a)	11	175
Seres Therapeutics Inc. (a) (b)	1	13
Simulations Plus Inc.	1	12
Sorrento Therapeutics Inc. (a) (b)	10	20
Spectrum Pharmaceuticals Inc. (a)	12	92
Stemline Therapeutics Inc. (a)	1	11
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	8	88
Supernus Pharmaceuticals Inc. (a)	6	271
Surgery Partners Inc. (a)	5	107
SurModics Inc. (a)	3	72
Syndax Pharmaceuticals Inc. (a)	2	26
Tenet Healthcare Corp. (a)	10	200
Tetraphase Pharmaceuticals Inc. (a)	7	52
Tivity Health Inc. (a)	5	205
Triple-S Management Corp. - Class B (a)	4	67
US Physical Therapy Inc.	2	130
Utah Medical Products Inc.	1	53
Varex Imaging Corp. (a)	2	77
Verastem Inc. (a)	7	16
Voyager Therapeutics Inc. (a)	1	12
Xencor Inc. (a)	5	116
Zafgen Inc. (a)	6	21
Zogenix Inc. (a)	4	64
		13,197
Industrials 19.9%
AAON Inc.	6	229
AAR Corp.	5	173
Acacia Research Corp. (a)	8	32
ACCO Brands Corp. (a)	16	181
Actuant Corp. - Class A	8	186
Advanced Drainage Systems Inc.	5	97
Aegion Corp. (a)	4	84
Aerojet Rocketdyne Holdings Inc. (a)	9	178
Aerovironment Inc. (a)	5	173
Air Transport Services Group Inc. (a)	11	250
Alamo Group Inc.	2	155
Albany International Corp. - Class A	5	283
Allied Motion Technologies Inc.	1	40
Altra Holdings Inc.	5	188
Ameresco Inc. - Class A (a)	4	32
American Railcar Industries Inc. (b)	2	80
American Woodmark Corp. (a)	2	225
Apogee Enterprises Inc.	4	236
ARC Document Solutions Inc. (a)	8	33
ArcBest Corp.	4	74
Ardmore Shipping Corp.	2	13
Argan Inc.	2	147
Armstrong Flooring Inc. (a)	5	87
Arotech Corp. (a)	6	21
Astec Industries Inc.	3	166
Astronics Corp. (a)	3	100
Atlas Air Worldwide Holdings Inc. (a)	3	162
Axon Enterprise Inc. (a) (b)	7	169
AZZ Inc.	4	243
Babcock & Wilcox Enterprises Inc. (a)	5	64
	Shares/Par†	Value
Barrett Business Services Inc.	1	61
Blue Bird Corp. (a) (b)	2	29
BlueLinx Holdings Inc. (a)	2	18
BMC Stock Holdings Inc. (a)	5	115
Brady Corp. - Class A	5	178
Briggs & Stratton Corp.	6	142
Brink's Co.	5	326
Broadwind Energy Inc. (a)	1	7
Builders FirstSource Inc. (a)	13	198
CAI International Inc. (a)	3	76
Casella Waste Systems Inc. - Class A (a)	7	121
CBIZ Inc. (a)	8	120
CDI Corp. (a)	3	18
Ceco Environmental Corp.	6	55
Celadon Group Inc.	6	18
Chart Industries Inc. (a)	6	197
CIRCOR International Inc.	3	169
Civeo Corp. (a)	4	8
Cogint Inc. (a) (b)	3	16
Columbus Mckinnon Corp.	3	86
Comfort Systems USA Inc.	4	166
Commercial Vehicle Group Inc. (a)	6	48
Continental Building Products Inc. (a)	7	160
Costamare Inc.	2	13
Covanta Holding Corp.	4	47
Covenant Transportation Group Inc. - Class A (a)	2	40
CPI Aerostructures Inc. (a)	3	31
CRA International Inc.	2	63
CSW Industrials Inc. (a)	2	84
Cubic Corp.	4	167
DigitalGlobe Inc. (a)	5	153
DMC Global Inc.	3	34
Douglas Dynamics Inc.	4	117
Ducommun Inc. (a)	2	65
DXP Enterprises Inc. (a)	3	109
Eagle Bulk Shipping Inc. (a)	2	10
Eastern Co.	1	18
Echo Global Logistics Inc. (a)	5	92
Encore Wire Corp.	3	118
Engility Holdings Inc. (a)	6	179
Ennis Inc.	4	78
EnPro Industries Inc.	2	141
ESCO Technologies Inc.	4	221
Espey Manufacturing & Electronics Corp.	1	14
Essendant Inc.	5	80
ExOne Co. (a) (b)	1	11
Exponent Inc.	3	185
Federal Signal Corp.	10	176
Forward Air Corp.	4	193
Franklin Covey Co. (a)	2	47
Franklin Electric Co. Inc.	4	169
FreightCar America Inc.	2	43
FTI Consulting Inc. (a)	2	73
Fuel Tech Inc. (a)	4	3
Genco Shipping & Trading Ltd. (a) (b)	2	21
Gencor Industries Inc. (a)	2	37
General Cable Corp.	3	48
Gibraltar Industries Inc. (a)	4	152
Global Brass & Copper Holdings Inc.	3	97
Golden Ocean Group Ltd. (a)	1	9
Goldfield Corp. (a)	5	25
Gorman-Rupp Co.	4	108
GP Strategies Corp. (a)	3	72
Graham Corp.	2	40
Granite Construction Inc.	1	26
Great Lakes Dredge & Dock Corp. (a)	7	29
Greenbrier Cos. Inc.	1	52
Griffon Corp.	8	170
H&E Equipment Services Inc.	5	100
Hardinge Inc.	2	26
Harsco Corp. (a)	12	192
HC2 Holdings Inc. (a)	2	13
Heartland Express Inc.	9	184
Heidrick & Struggles International Inc.	3	71
Herc Holdings Inc. (a)	4	173

See accompanying Notes to Financial Statements.

17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Heritage-Crystal Clean Inc. (a)	2	39
Herman Miller Inc.	1	36
Hertz Global Holdings Inc. (a)	2	26
Hill International Inc. (a)	7	36
HNI Corp.	1	43
Houston Wire & Cable Co.	3	14
HUB Group Inc. - Class A (a)	4	165
Hudson Global Inc. (a)	2	2
Hudson Technologies Inc. (a) (b)	6	50
Hurco Cos. Inc.	1	32
Huron Consulting Group Inc. (a)	3	127
Huttig Building Products Inc. (a) (b)	2	11
Hyster-Yale Materials Handling Inc. - Class A	2	155
ICF International Inc. (a)	3	151
IES Holdings Inc. (a)	3	58
InnerWorkings Inc. (a)	10	111
Innovative Solutions & Support Inc. (a)	—	2
Insperity Inc.	3	223
Insteel Industries Inc.	3	109
Interface Inc.	11	215
Intersections Inc. (a)	3	12
Kadant Inc.	1	38
Kaman Corp.	4	177
Kelly Services Inc. - Class A	4	99
Keyw Holding Corp. (a)	4	36
Kforce Inc.	5	90
Kimball International Inc. - Class B	6	99
Knoll Inc.	8	157
Korn/Ferry International	6	191
Kratos Defense & Security Solutions Inc. (a)	13	153
Lawson Products Inc. (a)	1	26
Layne Christensen Co. (a) (b)	4	31
LB Foster Co.	2	35
Lindsay Corp.	1	133
LS Starrett Co. - Class A	—	4
LSC Communications Inc.	3	74
LSI Industries Inc.	2	20
Lydall Inc. (a)	3	143
Manitex International Inc. (a)	1	6
Manitowoc Co. Inc. (a)	25	148
Marten Transport Ltd.	6	163
MasTec Inc. (a)	2	75
Matson Inc.	5	145
Matthews International Corp. - Class A	1	84
McGrath RentCorp	4	144
Mercury Systems Inc. (a)	4	148
Meritor Inc. (a)	15	244
Milacron Holdings Corp. (a)	7	115
Miller Industries Inc.	1	35
Mistras Group Inc. (a)	5	100
Mobile Mini Inc.	5	143
MRC Global Inc. (a)	12	205
Mueller Water Products Inc. - Class A	16	181
Multi-Color Corp.	2	196
MYR Group Inc. (a)	3	84
National Presto Industries Inc.	1	132
Navigant Consulting Inc. (a)	7	131
NCI Building Systems Inc. (a)	11	185
Neff Corp. - Class A (a)	2	36
NL Industries Inc. (a)	2	14
NN Inc.	5	124
Northwest Pipe Co. (a)	2	30
NOW Inc. (a)	6	98
NV5 Holdings Inc. (a)	2	72
Omega Flex Inc.	1	81
Orion Energy Systems Inc. (a)	2	3
Orion Group Holdings Inc. (a)	4	32
PAM Transportation Services Inc. (a)	1	10
Park-Ohio Holdings Corp.	2	79
Patrick Industries Inc. (a)	3	195
Patriot Transportation Holding Inc. (a)	—	6
Pendrell Corp. - Class A (a)	1	6
Performant Financial Corp. (a)	3	6
PGT Innovations Inc. (a)	7	95
Ply Gem Holdings Inc. (a)	11	195
	Shares/Par†	Value
Powell Industries Inc.	2	57
Power Solutions International Inc. (a)	1	7
Preformed Line Products Co.	—	5
Primoris Services Corp.	9	217
Proto Labs Inc. (a)	2	107
Quad/Graphics Inc. - Class A	4	94
Quanex Building Products Corp.	6	117
Radiant Logistics Inc. (a)	6	32
Raven Industries Inc.	5	179
RBC Bearings Inc. (a)	—	18
Resources Connection Inc.	6	87
Roadrunner Transportation Systems Inc. (a)	5	40
RPX Corp. (a)	8	118
RR Donnelley & Sons Co.	9	109
Rush Enterprises Inc. - Class A (a)	4	148
Saia Inc. (a)	4	180
SIFCO Industries Inc. (a)	1	8
SkyWest Inc.	6	202
SP Plus Corp. (a)	4	110
Sparton Corp. (a)	2	40
SPX Corp. (a)	7	168
SPX Flow Technology USA Inc. (a)	5	189
Standex International Corp.	2	190
Steelcase Inc. - Class A	5	64
Sterling Construction Co. Inc. (a)	5	65
Sun Hydraulics Corp.	4	175
Supreme Industries Inc. - Class A	3	42
Team Inc. (a)	5	114
Tennant Co.	2	182
Thermon Group Holdings Inc. (a)	5	101
Titan International Inc.	9	114
Titan Machinery Inc. (a) (b)	4	70
Trex Co. Inc. (a)	3	213
TriMas Corp. (a)	8	167
TriNet Group Inc. (a)	6	182
Triton International Ltd. - Class A	4	142
Triumph Group Inc.	5	163
TrueBlue Inc. (a)	7	189
Tutor Perini Corp. (a)	5	144
Twin Disc Inc. (a)	2	35
Ultralife Corp. (a)	—	1
Universal Forest Products Inc.	1	130
Universal Logistics Holdings Inc.	3	47
US Ecology Inc.	3	169
USA Truck Inc. (a)	1	10
Vectrus Inc. (a)	1	45
Veritiv Corp. (a)	2	112
Versar Inc. (a)	2	3
Viad Corp.	4	166
Vicor Corp. (a)	1	21
Volt Information Sciences Inc. (a)	1	5
VSE Corp.	2	80
Wabash National Corp.	10	215
Wesco Aircraft Holdings Inc. (a)	10	114
West Corp.	1	12
Willdan Group Inc. (a)	1	40
Xerium Technologies Inc. (a)	1	10
YRC Worldwide Inc. (a)	6	64
		23,549
Information Technology 13.2%
Actua Corp. (a)	8	117
ADTRAN Inc.	12	238
Advanced Energy Industries Inc. (a)	2	159
Agilysys Inc. (a)	3	32
Alpha & Omega Semiconductor Ltd. (a)	4	67
American Software Inc. - Class A	5	53
Amtech Systems Inc. (a)	2	13
Angie's List Inc. (a) (b)	8	96
Applied Optoelectronics Inc. (a) (b)	3	174
Asure Software Inc. (a)	1	12
Avid Technology Inc. (a)	7	36
Aware Inc. (a)	5	25
Axcelis Technologies Inc. (a)	5	112
AXT Inc. (a)	9	59

See accompanying Notes to Financial Statements.

18

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Badger Meter Inc.	5	189
Bankrate Inc. (a)	13	167
Barracuda Networks Inc. (a)	8	196
Bazaarvoice Inc. (a)	14	69
Bel Fuse Inc. - Class B	2	48
Benchmark Electronics Inc. (a)	6	198
Black Box Corp.	3	22
Blucora Inc. (a)	4	90
Bottomline Technologies Inc. (a)	2	62
BroadSoft Inc. (a) (b)	1	22
BroadVision Inc. (a) (b)	2	8
Brooks Automation Inc.	10	216
Cabot Microelectronics Corp.	2	165
CalAmp Corp. (a)	6	119
Calix Inc. (a)	9	58
Carbonite Inc. (a)	4	90
CardConnect Corp. (a) (b)	3	39
Cardtronics Plc - Class A (a)	2	49
Cass Information Systems Inc.	2	118
CEVA Inc. (a)	2	87
Clearfield Inc. (a)	2	30
Cohu Inc.	4	71
CommerceHub Inc. - Class A (a)	2	36
Communications Systems Inc.	1	5
Computer Task Group Inc.	4	22
Comtech Telecommunications Corp.	4	74
Concurrent Computer Corp.	1	9
Control4 Corp. (a)	4	71
Cray Inc. (a)	5	91
CSG Systems International Inc.	5	201
CTS Corp.	1	22
CUI Global Inc. (a) (b)	2	7
Cyberoptics Corp. (a)	1	17
Daktronics Inc.	7	66
Datawatch Corp. (a)	2	19
DHI Group Inc. (a)	8	23
Digi International Inc. (a)	4	45
Diodes Inc. (a)	7	173
DSP Group Inc. (a)	4	43
Eastman Kodak Co. (a)	7	60
Ebix Inc. (b)	2	121
Electro Scientific Industries Inc. (a)	5	44
eMagin Corp. (a) (b)	2	6
Emcore Corp.	5	51
Endurance International Group Holdings Inc. (a)	7	62
EnerNOC Inc. (a)	7	57
Envestnet Inc. (a)	1	57
ePlus Inc. (a)	2	179
Everi Holdings Inc. (a)	15	106
Evolving Systems Inc.	1	7
Exa Corp. (a)	1	20
ExlService Holdings Inc. (a)	3	184
Extreme Networks (a)	13	122
Fabrinet (a)	5	193
FARO Technologies Inc. (a)	3	105
FitBit Inc. - Class A (a) (b)	4	21
FormFactor Inc. (a)	12	152
Forrester Research Inc.	3	118
Gigamon Inc. (a)	2	71
Globalscape Inc.	4	21
Globant SA (a) (b)	—	10
Glu Mobile Inc. (a)	8	21
GSI Technology Inc. (a)	5	38
GTT Communications Inc. (a)	6	188
Hackett Group Inc.	6	95
Harmonic Inc. (a) (b)	17	87
ID Systems Inc. (a)	2	10
IEC Electronics Corp. (a)	2	5
II-VI Inc. (a)	6	189
Infinera Corp. (a)	15	164
Innodata Inc. (a)	6	10
Inphi Corp. (a)	2	75
Insight Enterprises Inc. (a)	5	209
Internap Corp. (a) (b)	9	33
Intest Corp. (a)	2	13
	Shares/Par†	Value
Intevac Inc. (a)	1	13
IXYS Corp.	5	81
Kemet Corp. (a)	8	100
Key Tronic Corp. (a)	3	18
Kimball Electronics Inc. (a)	4	79
Knowles Corp. (a)	8	136
Kopin Corp. (a)	9	34
Kulicke & Soffa Industries Inc. (a)	10	189
KVH Industries Inc. (a)	3	26
Lattice Semiconductor Corp. (a)	13	85
Leaf Group Ltd. (a)	4	32
LightPath Technologies Inc. - Class A (a)	4	11
Limelight Networks Inc. (a)	20	59
Liquidity Services Inc. (a)	5	33
Magnachip Semiconductor Corp. (a) (b)	2	21
Mantech International Corp. - Class A	3	137
Marchex Inc. - Class B (a)	4	11
MaxLinear Inc. - Class A (a)	4	110
Maxwell Technologies Inc. (a)	6	36
Meet Group Inc. (a)	12	60
Mesa Laboratories Inc.	—	68
Methode Electronics Inc.	5	214
MoneyGram International Inc. (a)	9	147
Monotype Imaging Holdings Inc.	6	111
MTS Systems Corp.	3	148
Nanometrics Inc. (a)	4	106
NAPCO Security Technologies Inc. (a)	1	12
NCI Inc. - Class A (a)	2	41
NeoPhotonics Corp. (a) (b)	7	57
NetGear Inc. (a)	3	145
Network-1 Technologies Inc.	3	11
NIC Inc.	8	150
Novanta Inc. (a)	5	196
NVE Corp.	1	44
Oclaro Inc. (a) (b)	10	91
Optical Cable Corp. (a)	1	2
OSI Systems Inc. (a)	3	191
PAR Technology Corp. (a)	—	4
Park Electrochemical Corp.	3	59
PC Connection Inc.	3	82
PCM Inc. (a)	2	39
PDF Solutions Inc. (a)	5	75
Perceptron Inc. (a)	2	13
Perficient Inc. (a)	6	108
PFSweb Inc. (a)	2	19
Photronics Inc. (a)	10	98
Planet Payment Inc. (a)	7	23
Plantronics Inc.	3	148
Plexus Corp. (a)	4	209
Power Integrations Inc.	1	83
PRGX Global Inc. (a)	5	33
Progress Software Corp.	6	196
QAD Inc. - Class A	1	33
Qualys Inc. (a)	2	102
QuinStreet Inc. (a)	7	31
Qumu Corp. (a)	3	9
Radisys Corp. (a)	7	25
Rambus Inc. (a)	14	161
RealNetworks Inc. (a)	4	16
Reis Inc.	2	39
RF Industries Ltd. (b)	2	4
Rightside Group Ltd. (a)	1	10
Rocket Fuel Inc. (a) (b)	1	3
Rogers Corp. (a)	3	287
Rubicon Project Inc. (a)	4	23
Rudolph Technologies Inc. (a)	5	104
Sapiens International Corp. NV (a)	1	10
ScanSource Inc. (a)	4	141
SeaChange International Inc. (a)	5	14
Semtech Corp. (a)	1	22
ServiceSource International Inc. (a)	4	17
ShoreTel Inc. (a)	10	58
Shutterstock Inc. (a)	2	94
Sigma Designs Inc. (a)	7	40
Silver Spring Networks Inc. (a)	2	22

See accompanying Notes to Financial Statements.

19

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	8	62
Stamps.com Inc. (a)	1	107
StarTek Inc. (a)	3	35
Stratasys Ltd. (a)	3	80
Super Micro Computer Inc. (a)	7	184
Sykes Enterprises Inc. (a)	7	221
Synchronoss Technologies Inc. (a)	2	38
Syntel Inc.	5	87
Systemax Inc.	3	53
TechTarget Inc. (a)	4	43
TeleNav Inc. (a)	7	53
TeleTech Holdings Inc.	6	249
Tessco Technologies Inc.	1	17
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd.	11	152
Travelzoo Inc. (a) (b)	2	24
Tremor Video Inc. (a)	7	18
TrueCar Inc. (a)	2	37
TTM Technologies Inc. (a)	10	170
Ultra Clean Holdings Inc. (a)	5	98
Unisys Corp. (a) (b)	7	88
VASCO Data Security International Inc. (a)	5	68
Veeco Instruments Inc. (a)	9	246
Viavi Solutions Inc. (a)	12	126
Virtusa Corp. (a)	5	143
Vishay Precision Group Inc. (a)	2	38
Wayside Technology Group Inc.	—	7
Web.com Group Inc. (a)	8	209
Xcerra Corp. (a)	9	88
XO Group Inc. (a)	4	71
Xperi Corp.	5	139
YuMe Inc.	3	16
Zedge Inc. - Class B (a)	1	2
Zix Corp. (a)	8	46
		15,612
Materials 5.3%
A. Schulman Inc.	5	154
AdvanSix Inc. (a)	5	145
AgroFresh Solutions Inc. (a) (b)	7	49
AK Steel Holding Corp. (a)	16	106
American Vanguard Corp.	5	88
Ampco-Pittsburgh Corp.	2	35
Boise Cascade Co. (a)	7	208
Calgon Carbon Corp.	9	137
Carpenter Technology Corp.	4	168
Century Aluminum Co. (a)	10	153
Chase Corp.	2	244
Clearwater Paper Corp. (a)	3	135
Cliffs Natural Resources Inc. (a)	17	118
Coeur d'Alene Mines Corp. (a)	18	157
Core Molding Technologies Inc. (a)	—	4
Deltic Timber Corp.	2	135
Ferro Corp. (a)	13	238
Ferroglobe Plc	12	141
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	9	—
Flotek Industries Inc. (a)	7	59
Friedman Industries Inc.	1	4
FutureFuel Corp.	7	106
Gold Resource Corp.	6	23
Handy & Harman Ltd. (a)	—	9
Hawkins Inc.	2	94
Haynes International Inc.	2	80
Innophos Holdings Inc.	3	147
Innospec Inc.	3	214
Intrepid Potash Inc. (a) (b)	11	26
Kaiser Aluminum Corp.	2	199
KMG Chemicals Inc.	2	112
Koppers Holdings Inc. (a)	2	80
Kraton Corp. (a)	5	180
Kronos Worldwide Inc.	3	53
LSB Industries Inc. (a)	3	29
Materion Corp.	3	113
McEwen Mining Inc. (b)	4	10
	Shares/Par†	Value
Mercer International Inc.	10	118
Myers Industries Inc.	4	78
Neenah Paper Inc.	2	175
Northern Technologies International Corp. (a)	1	13
Olympic Steel Inc.	1	28
Omnova Solutions Inc. (a)	12	113
P.H. Glatfelter Co.	6	118
Quaker Chemical Corp.	2	227
Rayonier Advanced Materials Inc.	6	92
Real Industry Inc. (a)	2	5
Resolute Forest Products Inc. (a)	4	18
Ryerson Holding Corp. (a)	4	37
Schnitzer Steel Industries Inc. - Class A	5	121
Schweitzer-Mauduit International Inc.	4	163
Stepan Co.	3	238
SunCoke Energy Inc. (a)	11	121
Synalloy Corp. (a)	2	19
TimkenSteel Corp. (a)	8	125
Trecora Resources (a)	3	38
Tredegar Corp.	6	84
Tronox Ltd. - Class A	8	122
UFP Technologies Inc. (a)	1	17
United States Lime & Minerals Inc.	1	56
Universal Stainless & Alloy Products Inc. (a)	1	28
US Concrete Inc. (a) (b)	2	147
		6,254
Real Estate 1.1%
Altisource Portfolio Solutions SA (a) (b)	2	51
AV Homes Inc. (a) (b)	4	84
Consolidated-Tomoka Land Co.	1	51
Drive Shack Inc.	6	18
Forestar Group Inc. (a)	5	92
FRP Holdings Inc. (a)	1	67
Griffin Industrial Realty Inc.	1	27
HFF Inc. - Class A	6	197
Marcus & Millichap Inc. (a)	6	148
Maui Land & Pineapple Co. Inc. (a)	1	22
RE/MAX Holdings Inc. - Class A	3	157
RMR Group Inc. - Class A	2	110
St. Joe Co. (a)	7	132
Stratus Properties Inc.	1	27
Tejon Ranch Co. (a)	4	79
		1,262
Telecommunication Services 1.6%
Alaska Communications Systems Group Inc. (a)	2	5
ATN International Inc.	2	161
Boingo Wireless Inc. (a)	7	99
Cincinnati Bell Inc. (a)	7	142
Cogent Communications Group Inc.	4	171
Consolidated Communications Holdings Inc.	7	152
Fairpoint Communications Inc. (a)	4	61
General Communication Inc. - Class A (a)	6	217
Hawaiian Telcom Holdco Inc. (a)	2	39
IDT Corp. - Class B	4	55
Intelsat SA (a)	8	25
Iridium Communications Inc. (a) (b)	11	121
Lumos Networks Corp. (a)	4	65
ORBCOMM Inc. (a)	9	105
pdvWireless Inc. (a) (b)	1	12
Shenandoah Telecommunications Co.	5	166
Spok Holdings Inc.	3	58
Vonage Holdings Corp. (a)	29	192
Windstream Holdings Inc. (b)	15	58
		1,904
Utilities 2.1%
American States Water Co.	5	257
Artesian Resources Corp. - Class A	2	58
California Water Service Group	6	223
Chesapeake Utilities Corp.	3	206
Connecticut Water Services Inc.	2	106
Consolidated Water Co. Ltd.	2	25
Delta Natural Gas Co. Inc. (b)	2	48
Dynegy Inc. (a)	20	169
El Paso Electric Co.	3	148

See accompanying Notes to Financial Statements.

20

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Gas Natural Inc.	2	23
Genie Energy Ltd. - Class B	4	29
MGE Energy Inc.	3	174
Middlesex Water Co.	3	109
Northwest Natural Gas Co.	4	211
Otter Tail Corp.	5	179
Pattern Energy Group Inc. - Class A	4	103
RGC Resources Inc. (b)	—	13
SJW Corp.	4	175
Spark Energy Inc. - Class A	1	15
TerraForm Global Inc. - Class A (a)	4	18
Unitil Corp.	2	113
York Water Co.	2	70
		2,472
Total Common Stocks (cost $96,227)		118,110
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (f)	3,268	3,268
Total Short Term Investments (cost $3,268)		3,268
Total Investments 102.6% (cost $99,495)		121,378
Other Assets and Liabilities, Net (2.6)%		(3,038)
Total Net Assets 100.0%		$118,340

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/DoubleLine Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 46.2%
Adams Mill CLO Ltd.
Series 2014-A1-1A, 2.64%, 07/15/26 (a) (b)	2,000	$2,001
Adjustable Rate Mortgage Trust
Series 2005-6A21-4, REMIC, 3.50%, 08/25/35 (a)	8,719	8,284
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (b) (c)	9,998	9,984
ALM X Ltd.
Series 2013-B-10A, REMIC, 3.76%, 01/15/25 (a) (b)	1,000	1,000
ALM XIX LLC
Series 2016-A1-19A, 2.71%, 07/15/28 (a) (b)	2,500	2,521
Series 2016-A2-19A, 3.36%, 07/15/28 (a) (b)	2,500	2,526
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	5,090	4,997
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	3,332	3,287
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	3,343	3,025
Annisa CLO Ltd.
Series 2016-B-2A, 3.26%, 07/20/28 (a) (b)	5,000	5,013
Apidos CLO XV
Series 2015-A1R-20A, 2.49%, 01/16/27 (a) (b)	1,000	1,003
Apidos CLO XVI
Series 2013-A1R-16A, 2.25%, 01/19/25 (a) (b)	2,000	1,997
Avery Point II CLO Ltd.
Series 2013-D-2A, 4.61%, 07/17/25 (a) (b)	500	495
Babson CLO Ltd.
Series 2013-A-IA, 2.26%, 04/20/25 (a) (b)	1,000	1,001
Series 2014-AR-3A, 2.48%, 01/15/26 (a) (b)	5,000	5,009
Series 2014-D1-3A, 4.66%, 01/15/26 (a) (b)	1,000	1,000
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	13,898	13,767
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	8,440	8,001
	Shares/Par†	Value
Banc of America Funding Trust
Series 2005-2A1-5, REMIC, 5.50%, 09/25/35	4,486	4,629
Banc of America Re-Remic Trust
Series 2014-E-IP, REMIC, 2.81%, 06/15/18 (a) (b)	2,000	1,981
Bayview Opportunity Master Fund IIIB Trust
Series 2017-RN3-A1, 3.23%, 05/28/19 (b) (c)	19,798	19,806
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	2,300	2,325
Series 2014-E-BXO, REMIC, 3.72%, 08/15/27 (a) (b)	3,171	3,158
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	2,808	3,070
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-AJ-PW13, REMIC, 5.61%, 09/11/41 (a)	21	21
BlueMountain CLO II Ltd.
Series 2006-C-2A, 2.00%, 07/15/18 (a) (b)	17	17
BlueMountain CLO Ltd.
Series 2015-A1-3A, 2.64%, 10/20/27 (a) (b)	5,000	5,009
Carlyle Global Market Strategies CLO Ltd.
Series 2015-A1A-5A, 2.71%, 01/20/28 (a) (b)	5,000	5,039
Series 2015-A2A-5A, 3.41%, 01/20/28 (a) (b)	2,000	2,018
Series 2015-B2-5A, 4.41%, 01/20/28 (a) (b)	1,000	1,013
Catamaran CLO Ltd.
Series 2014-B-1A, 3.81%, 04/20/26 (a) (b)	500	498
Cent CLO 19 Ltd.
Series 2013-A1A-19A, 2.50%, 10/29/25 (a) (b)	500	500
CFCRE Commercial Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,839	2,860
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (a)	11,983	1,378
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	12,330	10,367
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	4,667	4,072
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	4,578	3,779
CIM Trust
Series 2017-B2-3RR, 13.42%, 01/27/57 (a) (b)	34,540	38,175
Series 2016-B2-1RR, REMIC, 11.02%, 07/26/55 (a) (b)	25,000	21,883
Series 2016-B2-2RR, REMIC, 10.14%, 02/27/56 (a) (b)	25,000	21,914
Series 2016-B2-3RR, REMIC, 11.02%, 02/27/56 (a) (b)	25,000	22,015
Citigroup Commercial Mortgage Trust
Series 2007-AM-C6, REMIC, 5.87%, 06/10/17 (a)	2,149	2,150
Series 2014-A4-GC25, REMIC, 3.64%, 09/10/24	1,766	1,836
Interest Only, Series 2014-XA-GC21, REMIC, 1.42%, 05/10/47 (a)	35,105	2,275
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (a)	21,929	1,851
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	18,380	1,976
Citigroup Mortgage Loan Trust
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (b)	4,117	4,098
CitiMortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,846	2,772
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	2,590	2,500
CLNS Trust
Series 2017-D-IKPR, 3.05%, 06/11/22 (a) (b)	1,973	1,975
Series 2017-E-IKPR, 4.50%, 06/11/22 (a) (b)	1,973	1,975
Series 2017-F-IKPR, 5.50%, 06/11/22 (a) (b)	1,973	1,975
COBALT CMBS Commercial Mortgage Trust
Series 2007-AM-C3, REMIC, 6.06%, 07/15/17 (a)	284	285
Coinstar Funding LLC
Series 2017-A2-1A, 5.22%, 04/25/23 (b)	15,000	15,160
Cold Storage Trust
Series 2017-A-ICE3, 2.16%, 04/15/24 (a) (b)	1,790	1,792
Series 2017-C-ICE3, 2.51%, 04/15/24 (a) (b)	2,183	2,187
COMM Mortgage Trust
Interest Only, Series 2016-XA-DC2, REMIC, 1.22%, 10/10/25 (a)	19,975	1,356

See accompanying Notes to Financial Statements.

21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	2,274	2,250
Series 2016-C-DC2, REMIC, 4.80%, 02/10/26 (a)	1,340	1,297
Interest Only, Series 2014-XA-CR17, REMIC, 1.31%, 05/10/47 (a)	37,683	1,940
Interest Only, Series 2015-XA-CR26, REMIC, 1.20%, 10/10/48 (a)	30,571	1,923
Series 2007-AJFL-C9, REMIC, 1.81%, 07/10/17 (a) (b)	1,174	1,173
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.50%, 10/10/46 (a)	38,110	2,135
Commercial Mortgage Pass-Through Certificates
Series 2014-C-CR19, REMIC, 4.88%, 08/10/24 (a)	1,500	1,526
Interest Only, Series 2015-XA-DC1, REMIC, 1.31%, 02/10/48 (a)	29,561	1,745
Commercial Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,766	1,848
Series 2014-A4-CR20, REMIC, 3.59%, 10/10/24	1,766	1,830
Series 2015-AM-CR23, REMIC, 3.80%, 04/10/25	3,000	3,099
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (b)	7,812	7,682
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.98%, 02/10/22 (a) (b)	2,000	2,043
Cosmopolitan Hotel Trust
Series 2016-C-CSMO, REMIC, 3.81%, 11/15/21 (a) (b)	3,088	3,116
Credit Suisse Commercial Mortgage Trust
Series 2007-A1AM-C4, REMIC, 6.25%, 07/15/17 (a)	567	567
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	6,344	4,205
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	9,824	8,530
Credit Suisse Mortgage Capital Certificates
Series 2007-A4-C5, REMIC, 5.69%, 07/15/17 (a)	672	672
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	6,376	5,472
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 1.09%, 01/17/25 (a)	20,866	1,089
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	1,911	1,919
CSMC Trust
Series 2016-A1-PR1, REMIC, 5.07%, 05/25/19 (b) (c)	8,432	8,497
Series 2014-1A1-WIN1, REMIC, 3.00%, 03/25/29 (a) (b)	7,978	8,044
Series 2011-6A9-5R, REMIC, 3.27%, 11/27/37 (a) (b)	15,500	15,916
Series 2015-A1-PR2, REMIC, 4.25%, 07/26/55 (a) (b)	12,206	12,370
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (b)	5,880	5,990
Series 2015-A9-1, REMIC, 3.50%, 06/25/36 (a) (b)	14,613	14,908
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (b)	9,775	9,816
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.65%, 05/10/49 (a)	24,576	2,384
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.52%, 09/25/47 (a)	27,769	23,714
Dryden XXV Senior Loan Fund
Series 2012-D-25A, 5.16%, 01/15/25 (a) (b)	500	501
Dryden XXXIV Senior Loan Fund
Series 2014-DR-34A, 4.56%, 10/15/26 (a) (b)	1,000	1,000
First Horizon Alternative Mortgage Securities Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	5,651	4,570
First Horizon Asset Securities Inc.
Series 2007-A1-5, REMIC, 6.25%, 11/25/37	7,507	6,384
Franklin CLO VI Ltd.
Series A-6A, 1.41%, 08/09/19 (a) (b)	90	90
Galaxy XV CLO Ltd.
Series 2013-B-15A, 3.01%, 04/15/25 (a) (b)	500	500
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c) (d)	21,000	21,000
	Shares/Par†	Value
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,890	5,847
Greenwich Capital Commercial Funding Corp.
Series 2007-AJ-GG11, REMIC, 6.30%, 09/10/17 (a)	4,000	4,029
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (a)	32,605	2,813
Series 2014-A5-GC26, REMIC, 3.63%, 11/13/24	1,500	1,557
Interest Only, Series 2015-XA-GC34, REMIC, 1.52%, 10/10/25 (a)	24,739	2,070
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	19,516	1,033
Interest Only, Series 2014-XA-GC24, REMIC, 0.98%, 09/10/47 (a)	48,419	2,098
Interest Only, Series 2015-XA-GS1, REMIC, 0.98%, 11/10/48 (a)	34,655	1,924
Halcyon Loan Advisors Funding Ltd.
Series 2012-B-1A, 4.18%, 08/15/23 (a) (b)	500	500
Series 2012-C-2A, 4.12%, 12/20/24 (a) (b)	1,430	1,431
Series 2013-C-2A, 3.87%, 08/01/25 (a) (b)	250	250
Series 2013-D-2A, 4.97%, 08/01/25 (a) (b)	1,000	1,000
Series 2014-A1R-1A, 2.44%, 04/18/26 (a) (b) (d)	1,000	1,000
Series 2014-A1-1A, 2.69%, 04/18/26 (a) (b)	1,000	1,000
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (b)	9,414	9,818
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.34%, 07/19/26 (a) (b)	2,500	2,500
Hildene CLO IV Ltd.
Series 2015-A1A-4A, 2.65%, 07/23/27 (a) (b)	2,000	2,005
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.30%, 09/25/36 (a)	6,647	6,332
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.66%, 07/15/26 (a) (b)	500	500
Jamestown CLO VI Ltd.
Series 2015-A1AR-6A, 2.32%, 02/20/27 (a) (b) (d)	1,000	1,000
Jamestown CLO XI Ltd.
Series 2015-A1A-6A, 2.77%, 02/20/27 (a) (b)	1,000	1,000
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.82%, 07/15/24 (a)	2,000	2,000
Series 2014-A4-C26, REMIC, 3.49%, 12/15/24	950	978
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,370	2,282
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,298
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (a)	25,478	2,473
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.14%, 10/15/22 (a) (b)	1,947	1,958
Series 2016-C-ASH, 3.74%, 10/15/22 (a) (b)	1,099	1,107
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	1,483	1,481
Series 2007-AM-LD12, REMIC, 6.26%, 02/15/51 (a)	1,040	1,050
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (b)	3,075	3,062
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB20, REMIC, 6.24%, 09/12/17 (a)	2,141	2,156
Series 2007-AM-CB19, REMIC, 5.98%, 02/12/49 (a)	864	867
Series 2007-AJ-CB20, REMIC, 6.43%, 02/12/51 (a)	1,245	1,259
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	934	934
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 3.91%, 03/26/37 (a) (b)	5,078	4,619
KVK CLO Ltd.
Series 2015-AR-1A, 2.44%, 05/20/27 (a) (b)	5,000	5,000
Labrador Aviation Finance Ltd.
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	19,479	19,409
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (b)	2,645	2,750

See accompanying Notes to Financial Statements.

22

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
LB-UBS Commercial Mortgage Trust
Series 2007-A3-C7, REMIC, 5.87%, 09/15/45 (a)	1,796	1,810
LCM XIV LP
Series D-14A, 4.66%, 07/15/25 (a) (b)	500	497
LCM XVI LP
Series AR-16A, 2.32%, 07/15/26 (a) (b)	1,500	1,500
Series DR-16A, 4.22%, 07/15/26 (a) (b)	500	497
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	1,173	1,057
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (a) (b)	50,447	2,816
Madison Park Funding IV Ltd.
Series 2007-A1B-4A, 1.59%, 03/22/21 (a) (b)	1,500	1,485
Series 2007-D-4A, 2.72%, 03/22/21 (a) (b)	500	497
Madison Park Funding Ltd.
Series 2015-D2-18A, 5.11%, 10/21/26 (a) (b)	1,500	1,503
Madison Park Funding XV Ltd.
Series 2014-CR-15A, 4.62%, 01/27/26 (a) (b)	500	500
Marathon CLO VII Ltd.
Series 2014-A1R-7A, 2.49%, 10/28/25 (a) (b)	5,000	5,000
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.02%, 07/12/17 (a)	2,192	2,188
Midocean Credit CLO VII
Series 2017-A1-7A, 2.64%, 07/15/29 (a) (b) (d)	5,000	5,000
ML-CFC Commercial Mortgage Trust
Series 2007-A4-9, REMIC, 5.70%, 09/12/17	1,370	1,374
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,444
Series 2014-A4-C19, REMIC, 3.53%, 11/15/24	2,000	2,067
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,887
Series 2015-B-C20, REMIC, 4.16%, 01/15/25	1,200	1,204
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,179
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,391
Interest Only, Series 2016-XA-C28, REMIC, 1.44%, 01/15/26 (a)	24,364	1,949
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	676	704
Interest Only, Series 2013-XA-C7, REMIC, 1.62%, 02/15/46 (a)	24,682	1,422
Interest Only, Series 2016-XA-C30, REMIC, 1.60%, 09/15/49 (a)	28,427	2,844
Series 2016-C-C31, REMIC, 4.46%, 10/15/26 (a)	2,960	2,944
Morgan Stanley Capital I Trust
Series 2014-D-MP, REMIC, 3.82%, 08/11/21 (a) (b)	2,000	2,005
Series 2017-A-PRME, REMIC, 2.06%, 02/15/19 (a) (b)	1,376	1,375
Series 2017-B-PRME, REMIC, 2.51%, 02/15/19 (a) (b)	741	737
Series 2017-C-PRME, REMIC, 2.81%, 02/15/19 (a) (b)	365	361
Series 2017-D-PRME, REMIC, 4.56%, 02/15/19 (a) (b)	1,551	1,540
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,684	1,274
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	2,288	1,997
MP CLO VI Ltd.
Series 2014-AR-2A, 2.36%, 01/15/27 (a) (b)	2,000	2,000
New Residential Mortgage Loan Trust
Series 2016-A1-1A, REMIC, 3.75%, 03/25/56 (a) (b)	28,769	29,543
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.57%, 02/25/36 (a)	1,992	1,868
North End CLO Ltd.
Series 2013-C-1A, 3.91%, 07/17/25 (a) (b)	1,000	1,000
Series 2013-D-1A, 4.66%, 07/17/25 (a) (b)	500	500
NYMT Residential LLC
Series 2016-A-RP1A, 4.00%, 03/25/19 (b) (c)	16,118	16,266
Octagon Investment Partners XXI Ltd.
Series 2014-C-1A, 4.83%, 11/14/26 (a) (b)	1,000	1,000
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 2.32%, 11/18/26 (a) (b)	5,000	5,000
	Shares/Par†	Value
OneMain Financial Issuance Trust
Series 2014-A-1A, 2.43%, 08/18/17 (b)	2,975	2,977
Series 2015-A-2A, 2.57%, 10/18/18 (b)	7,717	7,729
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	3,019	3,033
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (b)	11,339	11,414
Pretium Mortgage Credit Partners
Series 2016-A1-NPL6, REMIC, 3.50%, 10/25/18 (a) (b)	8,768	8,776
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c) (d)	20,000	20,000
RALI Trust
Series 2005-A41-QA10, REMIC, 4.34%, 09/25/35 (a)	2,790	2,459
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	5,560	4,970
RAMP Trust
Series 2005-AI4-RS9, REMIC, 1.54%, 11/25/35 (a)	11,466	9,981
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 1.67%, 01/25/37 (a)	6,062	4,196
Interest Only, Series 2007-1A6-B, REMIC, 4.83%, 01/25/37 (a)	6,062	1,073
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	8,788	8,744
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.32%, 01/25/36 (a)	8,018	6,813
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	4,455	3,945
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	4,418	3,903
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	11,601	8,300
Series 2007-1A1-A3, REMIC, 1.67%, 04/25/37 (a)	7,608	3,993
Series 2007-1A2-A3, REMIC, 37.06%, 04/25/37 (a)	992	2,072
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	22,589	19,100
Residential Funding Mortgage Securities Inc. Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	771	765
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	4,372	4,068
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,716	1,590
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	3,540	3,282
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	13,762	12,928
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	3,240	3,143
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.11%, 06/15/33 (a) (b)	1,485	1,485
Series 2017-B-ROSS, 2.41%, 06/15/33 (a) (b)	1,485	1,485
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	10,000	10,002
Shenton Aircraft Investments I Ltd.
Series 2015-A-1A, 4.75%, 11/15/27 (b)	15,497	15,854
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	5,500	5,446
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 2.37%, 10/30/26 (a) (b)	1,000	1,000
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	8,364	8,413
Springleaf Mortgage Loan Trust
Series 2013-B2-2A, REMIC, 6.00%, 12/25/65 (a) (b)	10,000	9,915
STARM Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 3.71%, 04/25/37 (a)	2,496	2,057
Steele Creek CLO Ltd.
Series 2014-A1R-1A, 2.50%, 08/21/26 (a) (b)	1,000	1,000
Series 2015-AR-1A, 2.43%, 05/21/29 (a) (b)	4,000	4,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 3.76%, 11/25/35 (a)	11,392	10,584
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	12,072	11,370
TCI-Symphony CLO Ltd.
Series 2016-D-1A, 4.72%, 10/13/29 (a) (b)	2,000	2,007
THL Credit Wind River CLO Ltd.
Series 2016-B-1A, 3.51%, 07/15/28 (a) (b)	1,500	1,512
Series 2016-C-1A, 4.36%, 07/15/28 (a) (b)	500	505
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (b)	4,445	4,596

See accompanying Notes to Financial Statements.

23

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
TRU Trust
Series 2016-A-TOYS, REMIC, 3.41%, 11/15/19 (a) (b)	2,767	2,775
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.62%, 06/15/50 (a)	25,068	2,922
Venture CDO Ltd.
Series 2014-A-17A, 2.64%, 07/15/26 (a) (b)	2,500	2,501
Venture XII CLO Ltd.
Series 2012-DR-12A, 4.90%, 02/28/26 (a) (b)	2,000	2,000
Venture XIV CLO Ltd.
Series 2013-B1-14A, 3.05%, 08/28/25 (a) (b)	500	500
Venture XVII CLO Ltd.
Series 2014-B2R-17A, 0.00%, 07/15/26 (a) (b) (d)	500	500
Series 2014-AR-17A, 2.38%, 07/15/26 (a) (b) (d)	2,500	2,500
Series 2014-B2-17A, 3.26%, 07/15/26 (a) (b)	500	500
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.61%, 10/15/26 (a) (b)	3,000	3,001
Venture XX CLO Ltd.
Series 2015-A-20A, 2.65%, 04/15/27 (a) (b)	2,000	2,010
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	24,305	24,306
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	18,719	18,756
VOLT LVI LLC
Series 2017-A1-NPL3, 3.50%, 03/25/47 (b) (c)	18,342	18,379
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (b) (c) (d)	20,000	20,000
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, 10/14/26 (a) (b)	3,500	3,500
Series 2014-A1-4A, 2.66%, 10/14/26 (a) (b)	3,500	3,502
Wachovia Bank Commercial Mortgage Trust
Series 2007-AMFX-C32, REMIC, 5.70%, 06/15/49 (b)	672	672
Series 2007-AJ-C33, REMIC, 6.17%, 02/15/51 (a)	7,965	8,019
Waldorf Astoria Boca Raton Trust
Series 2016-B-BOCA, REMIC, 3.21%, 06/15/18 (a) (b)	2,708	2,722
Series 2016-C-BOCA, REMIC, 3.66%, 06/15/18 (a) (b)	2,291	2,305
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	2,586	2,269
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36 (a)	4,618	4,114
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	3,822	3,639
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (b)	12,414	12,305
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.17%, 12/15/48 (a)	27,303	1,659
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	4,954	4,883
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	5,070	4,837
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,770	1,723
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,903
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,806
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (a)	2,855	2,967
Interest Only, Series 2015-XA-LC20, REMIC, 1.53%, 04/15/50 (a)	24,578	1,767
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	1,577	1,504
Interest Only, Series 2016-XA-C33, REMIC, 1.97%, 03/15/59 (a)	15,453	1,679
Interest Only, Series 2017-XA-RC1, REMIC, 1.74%, 01/15/60 (a)	25,440	2,727
Wells Fargo Mortgage-Backed Securities Trust
Series 2014-A5-LC18, REMIC, 3.41%, 12/15/24	1,138	1,163
Series 2014-B-LC18, REMIC, 3.96%, 12/15/24	1,761	1,762
Series 2006-A11-3, REMIC, 5.50%, 03/25/36	3,064	3,137
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	10,205	10,323
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	2,116	2,159
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	4,136	4,167
	Shares/Par†	Value
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.37%, 03/15/47 (a)	22,695	1,204
Series 2016-C-C33, REMIC, 3.90%, 03/15/59	1,508	1,469
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C25, REMIC, 1.08%, 11/15/47 (a)	29,027	1,440
Wind River CLO Ltd.
Series 2016-A-2A, 2.67%, 11/01/28 (a) (b)	2,500	2,508
WinWater Mortgage Loan Trust
Series 2015-A3-5, REMIC, 3.50%, 09/20/36 (a) (b)	13,434	13,684
Zais CLO 2 Ltd.
Series 2014-A1AR-2A, 2.37%, 07/25/26 (a) (b)	5,000	5,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,158,509)		1,175,614
GOVERNMENT AND AGENCY OBLIGATIONS 51.9%
Collateralized Mortgage Obligations 23.3%
Federal Home Loan Mortgage Corp.
Series A-4260, REMIC, 3.00%, 02/15/32	13,601	13,930
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,141
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,890
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,128
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,218
Series A-4377, REMIC, 3.00%, 06/15/39	16,869	17,221
Series BK-4469, REMIC, 3.00%, 08/15/39	12,337	12,535
Series JA-3818, REMIC, 4.50%, 01/15/40	326	331
Series TB-4419, REMIC, 3.00%, 02/15/40	2,117	2,127
Series GA-4376, REMIC, 3.00%, 04/15/40	13,652	13,929
Series NY-4390, REMIC, 3.00%, 06/15/40	13,677	13,954
Series MA-4391, REMIC, 3.00%, 07/15/40	13,410	13,681
Interest Only, Series SP-3770, REMIC, 5.34%, 11/15/40 (a)	4,569	508
Interest Only, Series SM-3780, REMIC, 5.34%, 12/15/40 (a)	17,418	3,420
Series KA-4366, REMIC, 3.00%, 03/15/41	13,126	13,381
Series SL-4061, REMIC, 5.22%, 06/15/42 (a)	1,482	1,411
Series B-4481, REMIC, 3.00%, 12/15/42	23,817	24,100
Series CS-4156, REMIC, 4.14%, 01/15/43 (a)	5,045	4,622
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,090	9,345
Series ZX-4404, REMIC, 4.00%, 04/15/44	54,506	58,582
Series CA-4573, REMIC, 3.00%, 11/15/44	40,120	40,553
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,650	1,773
Series KZ-4440, REMIC, 3.00%, 02/15/45	11,535	10,665
Series HA-4582, REMIC, 3.00%, 09/15/45	29,043	29,343
Interest Only, Series MS-4291, REMIC, 4.74%, 01/15/54 (a)	7,448	1,185
Federal National Mortgage Association
Interest Only, Series 2010-CS-134, REMIC, 5.46%, 12/25/25 (a)	2,885	348
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	7,759	7,569
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,853	1,844
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,018
Interest Only, Series 2005-S-2, REMIC, 5.38%, 02/25/35 (a)	9,703	1,909
Interest Only, Series 2011-PS-84, REMIC, 5.38%, 01/25/40 (a)	22,072	2,234
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,824	1,907
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	12,926	13,176
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	6,565	6,484
Interest Only, Series 2011-ES-93, REMIC, 5.28%, 09/25/41 (a)	2,842	575
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,856	1,977
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,850	1,967
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,587	10,940
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	20,035	20,337
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	15,764	14,392
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	21,249	21,563
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	3,928	3,756
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	14,761	15,805
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	10,834	10,043
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	35,199	35,327
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	43,706	44,296
Series 2016-A-9, REMIC, 3.00%, 09/25/43	8,820	8,919
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	24,067	24,445

See accompanying Notes to Financial Statements.

24

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 4.89%, 03/20/40 (a)	13,302	1,350
Series 2011-WS-70, REMIC, 7.28%, 12/20/40 (a)	5,941	6,460
		593,614
Mortgage-Backed Securities 25.4%
Federal Home Loan Mortgage Corp.
4.00%, 09/01/43 - 02/01/44	13,217	14,072
3.00%, 06/01/43 - 04/01/46	229,726	230,002
3.50%, 02/01/46	59,052	60,775
3.00%, 04/01/45 - 12/01/46	55,722	55,730
REMIC, 3.00%, 06/15/44	11,672	11,833
Federal National Mortgage Association
4.50%, 04/01/26	5,405	5,743
3.00%, 09/01/33 - 12/01/46	199,475	201,550
3.50%, 09/01/43 - 08/01/45	49,060	50,488
Government National Mortgage Association
3.50%, 10/20/45	15,782	16,130
		646,323
U.S. Treasury Securities 3.2%
U.S. Treasury Note
2.25%, 11/15/25	80,000	80,025
Total Government And Agency Obligations (cost $1,317,616)		1,319,962
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 0.88% (e) (f)	93,637	93,637
Total Short Term Investments (cost $93,637)		93,637
Total Investments 101.8% (cost $2,569,762)		2,589,213
Other Assets and Liabilities, Net (1.8)%		(46,037)
Total Net Assets 100.0%		$2,543,176

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $726,315 and 28.6%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(d) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/PIMCO Credit Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.0%
Air Canada Pass-Through Trust
Series 2013-A-1, 4.13%, 05/15/25 (a)	83	$87
American Airlines Pass-Through Trust
Series 2011-A-1, 5.25%, 01/31/21	33	35
Series 2015-A-1, 3.38%, 05/01/27	271	272
Series 2016-AA-2, 3.20%, 06/15/28	195	194
Series 2017-AA-1, 3.65%, 02/15/29	300	307
Asset Backed Funding Corp. Trust
Series 2006-A2-OPT2, REMIC, 1.36%, 10/25/36 (b)	138	119
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-M1-HE6, REMIC, 2.16%, 09/25/34 (b)	56	56
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	49	45
Centex Home Equity Loan Trust
Series 2004-MV1-D, REMIC, 2.15%, 09/25/34 (b)	45	44
	Shares/Par†	Value
Citigroup Mortgage Loan Trust Inc.
Series 2007-A2B-AHL1, REMIC, 1.36%, 12/25/36 (b)	154	146
Series 2007-3A3A-10, REMIC, 3.84%, 09/25/37 (b)	33	27
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	46	50
Series 2012-B-2, 5.50%, 10/29/20	136	142
Countrywide Asset-Backed Certificates
Series 2004-M1-4, REMIC, 1.94%, 07/25/34 (b)	85	85
Series 2004-M1-5, REMIC, 2.07%, 08/25/34 (b)	37	37
Series 2006-1A-24, REMIC, 1.36%, 07/25/35 (b)	114	83
Series 2005-1A-AB4, REMIC, 1.46%, 03/25/36 (b)	52	43
CVS Pass-Through Trust
Series A, 7.51%, 01/10/32 (a)	57	71
Series 2013-PTC, 4.70%, 01/10/36 (a)	904	955
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-14, REMIC, 1.37%, 04/25/33 (b)	49	49
First Franklin Mortgage Loan Trust
Series 2004-M3-FF8, REMIC, 2.64%, 10/25/34 (b)	50	44
GTP Acquisition Partners I LLC
Series 2015-A-2, 3.48%, 06/16/25 (c) (d)	300	306
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 1.49%, 10/25/35 (b)	20	19
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.58%, 12/25/35 (b)	100	94
JPMorgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 1.49%, 07/25/36 (b)	300	249
Lehman XS Trust
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	28	27
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 1.32%, 04/25/37 (b)	14	8
Northwest Airlines Pass-Through Trust
Series 2002-G-2-1, 6.26%, 05/20/23	48	52
OMX Timber Finance Investments I LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	322
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M2-WHQ1, REMIC, 2.21%, 09/25/34 (b)	88	88
RALI Trust
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	85	77
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	94	80
RAMP Trust
Series 2005-A2-EFC7, REMIC, 1.45%, 12/25/35 (b)	254	199
RASC Trust
Series 2006-AI3-KS9, REMIC, 1.38%, 09/25/36 (b)	215	196
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (b)	179	103
SBA Tower Trust
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	599
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	100	100
Soundview Home Loan Trust
Series 2006-2A3-OPT3, REMIC, 1.39%, 06/25/36 (b)	81	79
Spirit Airlines Pass-Through Trust
Series 2015-A-1, 4.10%, 04/01/28	930	973
United Airlines Inc. Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	91	94
Series 2016-A-1, 3.45%, 07/07/28	1,000	1,012
Series 2016-A-2, 3.10%, 10/07/28	1,000	969
US Airways Pass-Through Trust
Series 2013-B-1, 5.38%, 11/15/21	126	132
Series 2013-A-1, 3.95%, 11/15/25	81	84
Virgin Australia Trust
Series 2013-1A, 5.00%, 10/23/23 (a)	54	56
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,655)		8,809

See accompanying Notes to Financial Statements.

25

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
CORPORATE BONDS AND NOTES 81.5%
Consumer Discretionary 6.1%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (a)	200	199
Altice SA
7.75%, 05/15/22 (a)	200	212
Amazon.com Inc.
2.60%, 12/05/19	100	102
3.30%, 12/05/21	100	104
3.80%, 12/05/24	100	107
AMC Networks Inc.
5.00%, 04/01/24	200	205
AutoNation Inc.
6.75%, 04/15/18	300	311
Bacardi Ltd.
2.75%, 07/15/26 (a)	300	287
CBS Corp.
2.90%, 01/15/27	100	95
3.38%, 02/15/28	300	294
Cedar Fair LP
5.38%, 04/15/27 (a)	200	212
Charter Communications Operating LLC
4.46%, 07/23/22	500	533
4.91%, 07/23/25	1,875	2,023
3.75%, 02/15/28 (c) (d)	1,000	983
6.38%, 10/23/35	538	641
6.48%, 10/23/45	300	361
Chester Downs & Marina LLC
9.25%, 02/01/20	100	103
Comcast Corp.
3.00%, 02/01/24	800	811
4.60%, 08/15/45	400	437
3.40%, 07/15/46	1,200	1,092
Cox Communications Inc.
3.85%, 02/01/25 (a)	500	505
8.38%, 03/01/39 (a)	100	132
D.R. Horton Inc.
3.63%, 02/15/18	100	101
3.75%, 03/01/19	600	613
Delphi Automotive Plc
3.15%, 11/19/20	500	510
Discovery Communications LLC
3.45%, 03/15/25	100	97
DISH DBS Corp.
6.75%, 06/01/21	1,100	1,220
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22 (a)	200	207
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (a)	500	515
4.88%, 04/01/27 (a)	400	417
Home Depot Inc.
2.63%, 06/01/22	100	101
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (a)	600	602
MGM Resorts International
6.00%, 03/15/23	1,000	1,106
Newell Rubbermaid Inc.
3.85%, 04/01/23 (e)	200	210
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (c) (d)	100	101
2.05%, 01/13/22 (a) (b)	100	101
Numericable - SFR SA
7.38%, 05/01/26 (a)	900	976
Omnicom Group Inc.
3.60%, 04/15/26	100	101
Pearson Funding Five Plc
3.25%, 05/08/23 (a)	200	194
PetSmart Inc.
5.88%, 06/01/25 (a)	200	193
QVC Inc.
4.38%, 03/15/23	600	607
4.45%, 02/15/25	1,000	991
Schaeffler Finance BV
3.25%, 05/15/25, EUR	100	122
	Shares/Par†	Value
Scientific Games International Inc.
7.00%, 01/01/22 (a)	200	213
Securitization Trust
4.50%, 04/01/27 (e)	800	827
Studio City Co. Ltd.
5.88%, 11/30/19 (a)	500	530
Thomson Reuters Corp.
3.35%, 05/15/26	700	699
Time Warner Cable Inc.
6.75%, 07/01/18	100	105
8.25%, 04/01/19	500	551
Time Warner Entertainment Co.
8.38%, 07/15/33	100	139
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
Unitymedia Hessen GmbH & Co. KG
3.50%, 01/15/27, EUR	550	648
Viacom Inc.
6.25%, 02/28/57 (b)	300	312
Wynn Las Vegas LLC
4.25%, 05/30/23 (a)	1,050	1,056
5.25%, 05/15/27 (a)	200	205
Wynn Macau Ltd.
5.25%, 10/15/21 (a)	2,100	2,161
		26,434
Consumer Staples 2.1%
Altria Group Inc.
9.25%, 08/06/19 (e)	12	14
Constellation Brands Inc.
4.75%, 12/01/25	1,050	1,148
CVS Health Corp.
2.13%, 06/01/21	400	395
Danone SA
2.59%, 11/02/23 (a)	1,000	977
Heineken NV
3.40%, 04/01/22 (a)	400	415
JM Smucker Co.
3.00%, 03/15/22	100	102
3.50%, 03/15/25	100	102
Kellogg Co.
3.25%, 04/01/26	100	99
Kraft Heinz Foods Co.
3.50%, 07/15/22	200	206
3.00%, 06/01/26	800	765
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (a)	1,000	1,028
Philip Morris International Inc.
2.13%, 05/10/23	1,500	1,448
Post Holdings Inc.
5.00%, 08/15/26 (a)	200	199
Smithfield Foods Inc.
2.70%, 01/31/20 (c) (d)	1,000	1,005
Sysco Corp.
2.50%, 07/15/21	200	201
Tesco Plc
6.13%, 02/24/22, GBP	200	298
Tyson Foods Inc.
4.50%, 06/15/22	50	54
3.55%, 06/02/27	400	403
Whole Foods Market Inc.
5.20%, 12/03/25	100	115
		8,974
Energy 8.4%
Access Midstream Partners LP
4.88%, 05/15/23	900	929
Anadarko Petroleum Corp.
3.45%, 07/15/24	300	294
5.55%, 03/15/26	111	124
BG Energy Capital Plc
4.00%, 10/15/21 (a)	125	133
Blue Racer Midstream LLC
6.13%, 11/15/22 (a)	200	202
BP AMI Leasing Inc.
5.52%, 05/08/19 (c) (d)	125	133

See accompanying Notes to Financial Statements.

26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Canadian Natural Resources Ltd.
3.85%, 06/01/27	200	198
Cenovus Energy Inc.
4.25%, 04/15/27 (a) (f)	1,100	1,047
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24	650	725
Cimarex Energy Co.
4.38%, 06/01/24	575	603
Covey Park Energy LLC
7.50%, 05/15/25 (a)	100	100
El Paso Corp.
7.25%, 06/01/18	700	733
6.50%, 09/15/20	200	223
Enable Midstream Partners LP
4.40%, 03/15/27	400	401
Enbridge Inc.
3.70%, 07/15/27	900	898
Energy Transfer Partners LP
4.65%, 06/01/21	400	422
4.20%, 04/15/27	100	100
4.90%, 03/15/35	554	541
6.05%, 06/01/41	100	106
6.50%, 02/01/42	100	111
5.30%, 04/15/47	600	595
EnLink Midstream Partners LP
4.85%, 07/15/26	600	622
Enterprise Products Operating LLC
3.90%, 02/15/24	100	104
3.75%, 02/15/25	400	412
3.70%, 02/15/26	1,000	1,018
3.95%, 02/15/27 (f)	500	518
5.70%, 02/15/42	100	116
4.45%, 02/15/43	700	700
EQT Midstream Partners LP
4.00%, 08/01/24	300	304
4.13%, 12/01/26	300	303
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	104
6.00%, 01/23/21 (a)	200	216
Genesis Energy LP
6.75%, 08/01/22	700	700
5.63%, 06/15/24	400	380
Halliburton Co.
3.80%, 11/15/25	100	102
Hess Corp.
7.30%, 08/15/31	65	75
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	512
3.45%, 02/15/23	400	402
4.30%, 05/01/24	300	310
4.25%, 09/01/24	100	103
6.95%, 01/15/38	700	840
Kinder Morgan Inc.
5.30%, 12/01/34	100	103
Occidental Petroleum Corp.
4.40%, 04/15/46	550	572
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (a)	214	116
ONEOK Partners LP
3.38%, 10/01/22	1,300	1,312
6.85%, 10/15/37	200	245
Petrofac Ltd.
3.40%, 10/10/18 (c) (d)	100	96
Petroleos Mexicanos
3.50%, 07/18/18	1,600	1,619
8.00%, 05/03/19	400	437
4.88%, 01/24/22	100	103
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	52
7.50%, 01/15/20	100	112
3.45%, 01/15/21	1,400	1,439
3.95%, 07/15/22	400	420
Plains All American Pipeline LP
6.50%, 05/01/18	100	104
8.75%, 05/01/19	800	888
	Shares/Par†	Value
2.60%, 12/15/19	100	100
3.85%, 10/15/23	100	101
3.60%, 11/01/24	100	97
4.65%, 10/15/25	200	205
4.50%, 12/15/26	1,100	1,114
Pride International Inc.
7.88%, 08/15/40	150	126
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27 (a)	250	279
Regency Energy Partners LP
5.75%, 09/01/20	200	216
5.88%, 03/01/22	1,000	1,101
5.00%, 10/01/22	300	322
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	500	531
Rosneft Finance SA
7.88%, 03/13/18	200	207
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (g)	100	109
6.25%, 03/15/22	300	341
5.75%, 05/15/24	700	780
5.63%, 04/15/23 - 03/01/25	1,425	1,583
5.88%, 06/30/26	500	560
Sinopec Group Overseas Development Ltd.
1.75%, 09/29/19 (a)	500	495
Southwestern Energy Co.
5.80%, 01/23/20 (g)	100	103
4.10%, 03/15/22	50	46
Statoil ASA
2.45%, 01/17/23	1,500	1,485
TC PipeLines LP
3.90%, 05/25/27	500	500
TerraForm Power Operating LLC
6.38%, 02/01/23 (a)	200	208
Transcanada Trust
5.30%, 03/15/77 (b)	800	821
Western Gas Partners LP
2.60%, 08/15/18	100	100
4.00%, 07/01/22	100	103
3.95%, 06/01/25	300	299
Williams Partners LP
3.35%, 08/15/22	300	302
		36,311
Financials 38.0%
ABN AMRO Bank NV
4.75%, 07/28/25	1,000	1,053
ACE INA Holdings Inc.
3.35%, 05/03/26	1,575	1,615
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	308
4.25%, 07/01/20	500	523
4.63%, 10/30/20	200	212
4.50%, 05/15/21	600	636
3.95%, 02/01/22	400	417
Air Liquide Finance SA
2.25%, 09/27/23 (a)	1,900	1,839
Ally Financial Inc.
8.00%, 11/01/31	400	490
Altice Financing SA
6.63%, 02/15/23 (a)	300	318
Amcor Finance USA Inc.
3.63%, 04/28/26 (a)	400	400
American Express Credit Corp.
2.70%, 03/03/22	500	504
American Financial Group Inc.
3.50%, 08/15/26	100	99
American International Group Inc.
3.90%, 04/01/26	700	718
4.38%, 01/15/55	400	385
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (h)	200	236
8.88%, (callable at 100 beginning 04/14/21), EUR (h)	1,600	2,091

See accompanying Notes to Financial Statements.

27

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Banco de Credito e Inversiones
3.00%, 09/13/17 (a)	200	200
Banco Espirito Santo SA
5.00%, 05/23/19, EUR	100	93
Banco Inbursa SA
4.38%, 04/11/27 (a)	400	399
Bank of America Corp.
2.65%, 04/01/19	100	101
2.25%, 04/21/20	300	300
2.15%, 11/09/20	3,900	3,882
4.10%, 07/24/23	1,475	1,558
3.88%, 08/01/25	600	620
3.50%, 04/19/26	1,300	1,305
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	404
3.00%, 02/24/25	500	499
2.80%, 05/04/26	1,800	1,759
Barclays Bank Plc
7.63%, 11/21/22	2,400	2,746
7.75%, 04/10/23 (b)	775	805
Barclays Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (h)	200	236
2.78%, 01/10/23 (b)	900	918
4.84%, 05/09/28	1,000	1,022
BAT International Finance Plc
2.75%, 06/15/20 (a)	200	202
Berkshire Hathaway Inc.
3.13%, 03/15/26	1,000	1,010
BGC Partners Inc.
5.38%, 12/09/19	225	237
5.13%, 05/27/21	1,100	1,161
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44 (a)	300	326
BNP Paribas SA
7.37%, (callable at 100 beginning 08/19/25) (h)	300	334
7.37%, (callable at 100 beginning 08/19/25) (a) (h)	300	334
BPCE SA
2.39%, 05/22/22 (a) (b)	500	504
Braskem Finance Ltd.
5.38%, 05/02/22 (f)	1,200	1,238
Brighthouse Financial Inc.
4.70%, 06/22/47 (a)	200	198
Brixmor Operating Partnership LP
3.85%, 02/01/25	250	246
Brookfield Finance LLC
4.00%, 04/01/24	500	512
Cemex Finance LLC
6.00%, 04/01/24	300	318
CIT Group Inc.
5.50%, 02/15/19 (a)	168	176
Citigroup Inc.
2.36%, 08/02/21 (b)	1,000	1,016
2.28%, 05/17/24 (b)	800	799
3.40%, 05/01/26	2,600	2,571
3.20%, 10/21/26	600	582
Citizens Bank NA
2.55%, 05/13/21	250	250
Citizens Financial Group Inc.
2.38%, 07/28/21	400	396
CME Group Inc.
3.00%, 09/15/22 - 03/15/25	1,725	1,755
CNPC General Capital Ltd.
1.95%, 04/16/18 (a)	500	500
Cooperatieve Rabobank U.A.
6.62%, (callable at 100 beginning 06/29/21), EUR (h)	1,400	1,776
3.75%, 07/21/26	1,000	1,001
Credit Agricole SA
2.75%, 06/10/20 (a)	300	304
2.33%, 07/01/21 (a) (b)	250	254
Credit Suisse
1.70%, 04/27/18	1,000	1,000
	Shares/Par†	Value
Credit Suisse AG
3.00%, 10/29/21	300	306
6.50%, 08/08/23	300	337
6.50%, 08/08/23 (a)	200	225
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (h)	200	224
3.57%, 01/09/23 (a)	250	256
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	900	934
3.75%, 03/26/25	1,050	1,060
4.55%, 04/17/26	700	743
CRH America Finance Inc.
3.40%, 05/09/27 (a)	500	500
CSN Resources SA
6.50%, 07/21/20 (f)	100	74
6.50%, 07/21/20 (a)	400	298
DBS Group Holdings Ltd.
2.25%, 07/16/19 (a)	200	200
1.71%, 06/08/20 (a) (b)	400	401
Depository Trust & Clearing Corp.
4.88%, (callable at 100 beginning 06/15/20) (a) (h)	250	260
Deutsche Bank AG
4.25%, 10/14/21	2,300	2,408
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	1,100	1,158
5.45%, 06/15/23 (a)	1,925	2,092
Discover Bank
3.10%, 06/04/20	250	255
DNB Bank ASA
2.38%, 06/02/21 (a)	600	598
E*Trade Financial Corp.
5.87%, (callable at 100 beginning 09/15/26) (h)	1,000	1,061
Emera US Finance LP
3.55%, 06/15/26	200	200
Enel Finance International NV
3.63%, 05/25/27 (a)	400	396
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	1,944
Exela Intermediate LLC
10.00%, 07/15/23 (a)	100	99
Fidelity National Financial Inc.
5.50%, 09/01/22	300	319
First American Financial Corp.
4.30%, 02/01/23	650	665
4.60%, 11/15/24	200	203
Flagstar Bancorp Inc.
6.13%, 07/15/21	800	854
FMR LLC
4.95%, 02/01/33 (c) (d)	700	776
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	401
5.00%, 05/15/18	200	205
2.01%, 08/12/19 (b)	400	401
2.68%, 01/09/20	300	302
8.13%, 01/15/20	150	170
GE Capital International Funding Co.
4.42%, 11/15/35	1,900	2,065
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	455
3.20%, 07/06/21	400	405
3.45%, 01/14/22	1,900	1,932
Genworth Financial Inc.
6.52%, 05/22/18	200	201
Global Bank Corp.
4.50%, 10/20/21 (a)	200	204
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	206
6.00%, 06/15/20	200	220
2.96%, 02/25/21 (b)	300	311
5.25%, 07/27/21	500	548
2.35%, 11/15/21 (b)	600	607
5.75%, 01/24/22	100	113
2.27%, 06/05/23 (b)	1,600	1,600

See accompanying Notes to Financial Statements.

28

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
3.85%, 07/08/24	875	907
3.50%, 01/23/25	700	708
3.75%, 02/25/26	1,000	1,017
2.92%, 10/28/27 (b)	600	623
HSBC Bank Plc
4.13%, 08/12/20 (a)	400	422
HSBC Bank USA NA
4.88%, 08/24/20	110	118
HSBC Holdings Plc
6.00%, (callable at 100 beginning 09/29/23), EUR (h)	1,100	1,407
2.65%, 01/05/22	200	199
2.65%, 01/05/22 (b)	200	206
3.60%, 05/25/23	800	827
4.30%, 03/08/26	725	769
3.90%, 05/25/26	600	619
HSBC USA Inc.
2.35%, 03/05/20	200	201
Imperial Brands Finance Plc
4.25%, 07/21/25 (a)	300	317
Imperial Tobacco Finance Plc
3.50%, 02/11/23 (a)	400	409
ING Bank NV
5.80%, 09/25/23 (a)	200	226
ING Groep NV
3.95%, 03/29/27	500	520
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	322
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,000	1,009
6.50%, 02/24/21 (a)	250	280
5.71%, 01/15/26 (a)	875	926
Jefferies Finance LLC
7.38%, 04/01/20 (a)	800	821
7.50%, 04/15/21 (a)	600	623
6.88%, 04/15/22 (a)	300	298
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	275	288
7.90%, (callable at 100 beginning 04/30/18) (h)	1,100	1,143
6.30%, 04/23/19	300	323
2.68%, 03/01/21 (b)	1,375	1,416
1.77%, 03/09/21 (b)	100	100
2.06%, 04/25/23 (b)	1,500	1,499
3.90%, 07/15/25	200	208
3.30%, 04/01/26	1,700	1,689
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,500	2,503
KBC Bank NV
8.00%, 01/25/23	600	616
Lazard Group LLC
3.75%, 02/13/25	300	301
LeasePlan Corp. NV
3.00%, 10/23/17 (a)	200	201
2.50%, 05/16/18 (a)	1,400	1,403
Legg Mason Inc.
3.95%, 07/15/24	100	102
Lloyds Bank Plc
12.00%, (callable at 100 beginning 12/16/24) (a) (h)	100	136
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23), GBP (h) (i)	1,000	1,438
7.87%, (callable at 100 beginning 06/27/29), GBP (h) (i)	1,600	2,433
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	300	302
6.88%, 04/25/18	1,600	1,664
Mitsubishi UFJ Financial Group Inc.
3.08%, 03/01/21 (b)	1,000	1,041
2.30%, 09/13/21 (b)	600	607
2.76%, 09/13/26 (f)	2,000	1,921
Mizuho Financial Group Inc.
2.63%, 04/12/21 (a)	700	699
Moody's Corp.
4.50%, 09/01/22	200	217
	Shares/Par†	Value
4.88%, 02/15/24	290	319
Morgan Stanley
6.25%, 08/28/17	100	101
7.30%, 05/13/19	290	317
5.75%, 01/25/21	100	111
2.75%, 05/19/22	1,100	1,099
4.00%, 07/23/25	1,000	1,044
3.88%, 01/27/26	300	308
7.25%, 04/01/32	1,000	1,370
MUFG Americas Holdings Corp.
3.00%, 02/10/25	1,000	982
Nationwide Building Society
6.25%, 02/25/20 (a)	250	275
Navient Corp.
5.88%, 03/25/21	100	106
7.25%, 01/25/22	200	219
6.50%, 06/15/22	400	424
7.25%, 09/25/23	200	215
Nordea Bank AB
4.88%, 05/13/21 (a)	400	430
2.25%, 05/27/21 (a)	200	199
Northern Trust Corp.
4.60%, (callable at 100 beginning 10/01/26) (h)	1,000	1,011
Old Republic International Corp.
3.88%, 08/26/26	1,100	1,100
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	400	420
Petrobras Global Finance BV
8.38%, 05/23/21	1,950	2,186
6.13%, 01/17/22	450	466
7.38%, 01/17/27	300	318
PHH Corp.
7.38%, 09/01/19	200	220
6.38%, 08/15/21	400	410
QBE Insurance Group Ltd.
2.40%, 05/01/18 (a)	500	501
Rabobank Nederland NV
6.88%, 03/19/20, EUR	400	536
Radian Group Inc.
7.00%, 03/15/21	300	336
RCI Banque SA
3.50%, 04/03/18 (a)	100	101
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (c) (d)	400	398
2.75%, 06/26/24 (c) (d)	900	892
Reinsurance Group of America Inc.
3.95%, 09/15/26	600	610
RenaissanceRe Finance Inc.
3.45%, 07/01/27	100	98
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (g)	481	490
9.25%, 07/06/24 (a)	201	204
9.75%, 01/06/27 (a)	213	217
Royal Bank of Scotland Group Plc
8.62%, (callable at 100 beginning 08/15/21) (h) (i)	900	979
Santander Holdings USA Inc.
2.70%, 05/24/19	400	403
Santander UK Group Holdings Plc
7.38%, (callable at 100 beginning 06/24/22), GBP (h)	295	403
2.88%, 08/05/21	600	601
4.75%, 09/15/25 (a)	600	620
Santander UK Plc
5.00%, 11/07/23 (a)	500	536
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	500	495
SLM Corp.
5.13%, 04/05/22	100	102
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 (a)	600	590
Solvay Finance America LLC
3.40%, 12/03/20 (a)	600	618
4.45%, 12/03/25 (a)	300	318
Springleaf Finance Corp.
5.25%, 12/15/19	100	104

See accompanying Notes to Financial Statements.

29

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
8.25%, 12/15/20	100	112
7.75%, 10/01/21	800	895
State Bank of India
4.13%, 08/01/17	200	200
State Street Corp.
3.30%, 12/16/24	250	257
Stearns Holdings LLC
9.38%, 08/15/20 (a)	100	103
Stichting AK Rabobank Certificaten
6.50%, , EUR (g) (h)	600	811
Sumitomo Mitsui Financial Group Inc.
2.90%, 03/09/21 (b)	400	412
2.06%, 07/14/21	100	98
2.30%, 10/19/21 (b) (f)	1,300	1,321
Sydney Airport Finance Co. Pty Ltd.
3.63%, 04/28/26 (c) (d)	100	101
Synchrony Financial
2.40%, 02/03/20 (b)	200	202
2.70%, 02/03/20	100	101
4.50%, 07/23/25	200	205
Tesco Property Finance 5 Plc
5.66%, 10/13/41, GBP	592	838
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (a)	300	305
4.13%, 11/01/24 (a)	500	517
Toronto-Dominion Bank
1.80%, 07/13/21	600	589
UBS AG
2.38%, 08/14/19	300	302
1.80%, 06/08/20 (a) (b)	2,100	2,104
7.63%, 08/17/22	2,403	2,822
4.75%, 05/22/23	1,244	1,266
4.75%, 02/12/26, EUR	300	378
UBS Group AG
2.94%, 04/14/21 (a) (b)	300	311
UPCB Finance VII Ltd.
3.63%, 06/15/29, EUR (c) (d)	200	225
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (h)	500	531
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (a)	1,000	1,001
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	1,017
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (h)	300	321
2.55%, 12/07/20	300	303
2.10%, 07/26/21	400	394
2.11%, 02/11/22 (b)	400	403
2.26%, 01/24/23 (b)	1,500	1,515
2.40%, 10/31/23 (b)	1,400	1,425
3.30%, 09/09/24	950	964
3.00%, 04/22/26	1,200	1,172
3.58%, 05/22/28 (b)	900	909
Wells Fargo Bank NA
1.89%, 01/22/18 (b)	1,000	1,004
5.95%, 08/26/36	100	126
Weyerhaeuser Co.
7.38%, 10/01/19 - 03/15/32	1,300	1,710
Woodside Finance Ltd.
4.60%, 05/10/21 (a)	600	637
3.65%, 03/05/25 (a)	200	199
ZF North America Capital Inc.
4.50%, 04/29/22 (a)	200	210
		165,025
Health Care 6.2%
Abbott Laboratories
2.90%, 11/30/21	400	404
AbbVie Inc.
2.90%, 11/06/22	100	101
3.60%, 05/14/25	1,275	1,302
3.20%, 05/14/26	800	791
Actavis Funding SCS
2.35%, 03/12/18	250	251
3.45%, 03/15/22	975	1,005
	Shares/Par†	Value
3.80%, 03/15/25	1,900	1,967
Amgen Inc.
4.10%, 06/15/21	355	376
3.63%, 05/22/24	300	313
2.60%, 08/19/26	700	663
AstraZeneca Plc
3.38%, 11/16/25	200	205
Baxalta Inc.
2.88%, 06/23/20	300	305
Becton Dickinson & Co.
2.25%, 06/06/22 (b)	500	500
3.73%, 12/15/24	139	142
Boston Scientific Corp.
2.65%, 10/01/18	302	304
3.38%, 05/15/22	775	798
Cardinal Health Inc.
2.40%, 11/15/19	1,000	1,006
Endo Finance Co.
5.75%, 01/15/22 (a)	200	180
Endo Finance LLC
6.00%, 07/15/23 (a)	200	168
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (a)	500	417
Express Scripts Holding Co.
4.50%, 02/25/26	800	848
HCA Inc.
5.25%, 06/15/26	300	324
Humana Inc.
3.85%, 10/01/24	200	209
Kinetic Concepts Inc.
7.88%, 02/15/21 (a)	100	106
Laboratory Corp. of America Holdings
3.60%, 02/01/25	200	203
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a)	250	243
Medtronic Inc.
3.15%, 03/15/22	1,000	1,034
3.50%, 03/15/25	250	260
Merck & Co. Inc.
2.75%, 02/10/25	300	299
Mylan NV
3.95%, 06/15/26 (f)	2,500	2,533
Pfizer Inc.
5.20%, 08/12/20	100	110
Stryker Corp.
3.50%, 03/15/26	850	870
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	199
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	1,400	1,364
3.15%, 10/01/26 (f)	650	617
THC Escrow Corp. III
4.63%, 07/15/24 (c) (d)	100	100
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	700	723
2.95%, 09/19/26	200	195
UnitedHealth Group Inc.
1.45%, 07/17/17	500	500
VRX Escrow Corp.
5.38%, 03/15/20 (a)	900	869
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	875	884
Zimmer Holdings Inc.
3.15%, 04/01/22	3,200	3,242
Zoetis Inc.
4.50%, 11/13/25	200	219
		27,149
Industrials 4.3%
3M Co.
2.25%, 09/19/26	4,000	3,792
A P Moller - Maersk A/S
3.88%, 09/28/25 (a) (f)	700	706
ADT Corp.
3.50%, 07/15/22	100	97

See accompanying Notes to Financial Statements.

30

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Air Lease Corp.
2.63%, 09/04/18	400	403
2.13%, 01/15/20	1,000	995
3.00%, 09/15/23	300	299
Asciano Finance Ltd.
5.00%, 04/07/18 (c) (d)	900	916
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	101
7.13%, 10/15/20 (a)	750	853
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	125	131
Delta Air Lines Inc.
3.63%, 03/15/22	1,300	1,337
DP World Ltd.
6.85%, 07/02/37 (a)	800	942
Fortive Corp.
3.15%, 06/15/26	400	400
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	200	203
GATX Corp.
3.25%, 09/15/26	300	290
General Electric Co.
5.25%, 12/06/17	130	132
International Lease Finance Corp.
7.13%, 09/01/18 (a)	190	201
8.25%, 12/15/20	600	707
Kansas City Southern
3.00%, 05/15/23	200	200
3.13%, 06/01/26	100	96
Lockheed Martin Corp.
3.55%, 01/15/26	300	311
Masco Corp.
5.95%, 03/15/22	650	736
4.45%, 04/01/25	600	642
Massachusetts Institute of Technology
4.68%, 07/01/14	200	218
Odebrecht Offshore Drilling Finance Ltd.
6.63%, 10/01/23 (a)	168	57
Owens Corning Inc.
4.20%, 12/15/22 - 12/01/24	350	368
3.40%, 08/15/26	600	590
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (a)	300	314
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (a)	1,000	981
Republic Services Inc.
4.75%, 05/15/23	300	331
Rockwell Collins Inc.
2.80%, 03/15/22	200	202
3.20%, 03/15/24	200	202
SPX FLOW Inc.
5.88%, 08/15/26 (a)	200	207
Standard Industries Inc.
5.13%, 02/15/21 (a)	200	208
5.00%, 02/15/27 (a)	200	203
Verisk Analytics Inc.
4.13%, 09/12/22	100	105
Waste Management Inc.
3.13%, 03/01/25	100	101
WestJet Airlines Ltd.
3.50%, 06/16/21 (c) (d)	200	205
		18,782
Information Technology 3.8%
Activision Blizzard Inc.
6.13%, 09/15/23 (a)	700	753
3.40%, 09/15/26	200	201
Adobe Systems Inc.
3.25%, 02/01/25	350	358
Alibaba Group Holding Ltd.
3.13%, 11/28/21	300	306
3.60%, 11/28/24	300	310
Alliance Data Systems Corp.
5.88%, 11/01/21 (a)	100	104
	Shares/Par†	Value
Apple Inc.
2.85%, 05/11/24	1,100	1,105
3.35%, 02/09/27	700	716
3.20%, 05/11/27	700	707
Autodesk Inc.
1.95%, 12/15/17	100	100
Baidu Inc.
3.25%, 08/06/18	300	304
3.00%, 06/30/20 (f)	400	405
Broadcom Corp.
3.63%, 01/15/24 (a)	1,500	1,535
eBay Inc.
3.60%, 06/05/27	1,600	1,580
Fidelity National Information Services Inc.
3.88%, 06/05/24	100	105
3.00%, 08/15/26	1,400	1,358
Flextronics International Ltd.
5.00%, 02/15/23	100	109
Harris Corp.
2.70%, 04/27/20	100	101
KLA-Tencor Corp.
4.65%, 11/01/24	100	108
Microsoft Corp.
3.45%, 08/08/36	1,300	1,302
Nvidia Corp.
2.20%, 09/16/21	300	297
3.20%, 09/16/26	1,000	993
NXP BV
4.13%, 06/01/21 (a)	500	525
3.88%, 09/01/22 (a)	500	521
Oracle Corp.
2.50%, 10/15/22	1,900	1,910
Tech Data Corp.
4.95%, 02/15/27 (e)	100	106
Visa Inc.
3.15%, 12/14/25	400	406
		16,325
Materials 0.6%
Aleris International Inc.
9.50%, 04/01/21 (a)	100	103
Ardagh Packaging Finance Plc
4.13%, 05/15/23, EUR (a)	100	121
Bahia Sul Holdings GmbH
5.75%, 07/14/26 (a) (f)	700	724
Boise Cascade Co.
5.63%, 09/01/24 (a) (f)	300	310
Codelco
3.88%, 11/03/21 (a)	200	209
Freeport-McMoRan Inc.
6.63%, 05/01/21	300	306
Goldcorp Inc.
3.63%, 06/09/21	100	104
Graphic Packaging International Inc.
4.75%, 04/15/21	50	53
Huntsman International LLC
4.88%, 11/15/20	100	105
Reynolds Group Issuer Inc.
4.66%, 07/15/21 (a) (b)	200	204
Rock Tenn Co.
4.90%, 03/01/22	30	33
Westlake Chemical Corp.
3.60%, 07/15/22	30	30
Yara International ASA
3.80%, 06/06/26 (a)	300	297
		2,599
Real Estate 4.7%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	101
3.90%, 06/15/23	600	620
4.50%, 07/30/29	500	530
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,084

See accompanying Notes to Financial Statements.

31

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
American Tower Corp.
3.45%, 09/15/21	200	206
2.25%, 01/15/22	100	98
3.50%, 01/31/23	750	767
4.00%, 06/01/25	200	207
3.38%, 10/15/26	200	196
3.13%, 01/15/27	400	384
ARC Properties Operating Partnership LP
3.00%, 02/06/19	800	808
AvalonBay Communities Inc.
2.95%, 09/15/22	200	202
2.90%, 10/15/26	1,000	967
Boston Properties LP
3.65%, 02/01/26	200	203
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	196
CBL & Associates LP
5.95%, 12/15/26 (f)	900	888
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25	100	102
Crown Castle International Corp.
3.40%, 02/15/21	700	719
4.88%, 04/15/22	300	327
5.25%, 01/15/23	400	444
Deutsche Annington Finance BV
3.20%, 10/02/17 (c)	100	100
Education Realty Operating Partnership LP
4.60%, 12/01/24	100	102
EPR Properties
4.50%, 04/01/25	100	101
4.75%, 12/15/26	200	205
Essex Portfolio LP
3.50%, 04/01/25	900	899
Goodman US Finance Two LLC
6.00%, 03/22/22 (a)	1,500	1,693
HCP Inc.
4.00%, 12/01/22	300	314
Healthcare Trust of America Holdings LP
3.38%, 07/15/21	200	204
Hospitality Properties Trust
4.50%, 06/15/23	200	210
4.95%, 02/15/27	300	312
Host Hotels & Resorts LP
6.00%, 10/01/21	50	56
3.88%, 04/01/24	200	204
4.50%, 02/01/26	100	105
Kilroy Realty LP
4.38%, 10/01/25	300	315
Kimco Realty Corp.
2.80%, 10/01/26	700	648
Mid-America Apartments LP
3.75%, 06/15/24	100	103
3.60%, 06/01/27	1,000	996
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	821
4.95%, 04/01/24	250	262
Regency Centers LP
4.40%, 02/01/47	100	100
Simon Property Group LP
3.30%, 01/15/26	45	45
SL Green Realty Corp.
4.50%, 12/01/22	100	103
Spirit Realty LP
4.45%, 09/15/26	100	95
UDR Inc.
4.63%, 01/10/22	671	718
4.00%, 10/01/25	350	361
Ventas Realty LP
3.13%, 06/15/23	800	795
Vornado Realty LP
2.50%, 06/30/19	150	151
Welltower Inc.
4.25%, 04/01/26	300	314
Weyerhaeuser Co.
8.50%, 01/15/25	500	657
	Shares/Par†	Value
WP Carey Inc.
4.00%, 02/01/25	600	601
		20,639
Telecommunication Services 4.5%
AT&T Inc.
1.81%, 01/15/20 (b)	300	301
4.60%, 02/15/21	299	319
2.02%, 07/15/21 (b) (f)	1,000	1,008
3.00%, 06/30/22	200	200
3.60%, 02/17/23	1,100	1,122
3.95%, 01/15/25	100	102
4.13%, 02/17/26	700	717
5.25%, 03/01/37	3,500	3,726
4.35%, 06/15/45	100	93
4.50%, 03/09/48	200	189
CC Holdings GS V LLC
3.85%, 04/15/23	200	210
MTN Mauritius Investments Ltd.
4.76%, 11/11/24 (a)	200	193
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	1,500	1,513
Telecom Italia SpA
7.38%, 12/15/17, GBP	100	134
5.30%, 05/30/24 (a)	500	539
Telefonica Emisiones SAU
4.10%, 03/08/27	1,100	1,135
Verizon Communications Inc.
1.72%, 05/22/20 (b)	1,900	1,900
5.15%, 09/15/23	800	888
4.13%, 03/16/27 - 08/15/46	1,600	1,539
4.86%, 08/21/46	1,800	1,801
5.01%, 08/21/54	279	276
4.67%, 03/15/55	1,679	1,580
Virgin Media Secured Finance Plc
6.25%, 03/28/29, GBP	100	141
		19,626
Utilities 2.8%
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,209
Delmarva Power & Light Co.
3.50%, 11/15/23	250	261
Duke Energy Corp.
3.05%, 08/15/22	1,200	1,225
3.75%, 04/15/24	200	209
2.65%, 09/01/26	550	522
Duquesne Light Holdings Inc.
5.90%, 12/01/21 (a)	50	56
Dynegy Inc.
6.75%, 11/01/19	500	515
8.00%, 01/15/25 (a) (f)	300	291
Entergy Corp.
4.00%, 07/15/22	575	609
Entergy Louisiana LLC
3.25%, 04/01/28	500	499
Entergy Mississippi Inc.
2.85%, 06/01/28	900	870
Exelon Corp.
3.95%, 06/15/25	500	518
Exelon Generation Co. LLC
6.20%, 10/01/17	200	202
3.40%, 03/15/22	600	611
FirstEnergy Corp.
4.25%, 03/15/23 (e)	300	316
3.90%, 07/15/27	400	401
Great Plains Energy Inc.
3.90%, 04/01/27	200	204
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	50	67
Niagara Mohawk Power Corp.
2.72%, 11/28/22 (c) (d)	100	101
NRG Energy Inc.
6.25%, 07/15/22	100	103
7.25%, 05/15/26	100	104

See accompanying Notes to Financial Statements.

32

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Pacific Gas & Electric Co.
3.25%, 06/15/23	800	824
Southern Co.
2.95%, 07/01/23	200	199
3.25%, 07/01/26	700	688
5.50%, 03/15/57	200	212
TerraForm Global Operating LLC
9.75%, 08/15/22 (a) (g)	200	224
Western Massachusetts Electric Co.
3.50%, 09/15/21	100	104
		12,144
Total Corporate Bonds And Notes (cost $348,157)		354,008
VARIABLE RATE SENIOR LOAN INTERESTS 3.3% (b)
Consumer Discretionary 1.0%
Charter Communications Operating LLC
Term Loan E, 3.05%, 07/01/20	295	296
Term Loan I, 3.48%, 01/15/24	296	297
Las Vegas Sands LLC
Term Loan B, 3.05%, 12/12/20	3,865	3,870
		4,463
Energy 0.1%
Gavilan Resources LLC
2nd Lien Term Loan, 7.08%, 02/24/24 (c)	200	190
Limetree Bay Terminals LLC
Term Loan B, 6.16%, 02/10/24	100	101
Petrobras BV
Term Loan, 3.26%, 06/14/19 (j)	300	294
		585
Financials 0.2%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	300	302
Delos Finance SARL
Term Loan, 3.40%, 10/06/23	300	301
Fortress Investment Group
Term Loan B, 0.00%, 06/01/22 (k)	200	201
INEOS Finance Plc
Term Loan B, 3.25%, 03/31/24, EUR	100	114
		918
Health Care 0.6%
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.31%, 04/06/24	1,200	1,210
HCA Inc.
Term Loan B-8, 3.29%, 02/15/24	272	273
Ortho-Clinical Diagnostics Inc.
Term Loan B, 5.05%, 04/29/21	295	293
RPI Finance Trust
Term Loan B-6, 3.15%, 03/13/23	339	340
Seattle Spinco Inc.
Term Loan B-3, 4.03%, 04/19/24	26	26
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.75%, 03/13/22	340	345
		2,487
Industrials 0.1%
Sequa Corp.
Term Loan B, 6.67%, 11/26/21	200	201
Information Technology 0.3%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	300	300
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.34%, 10/19/23	297	298
Dell Inc.
Term Loan B, 3.55%, 09/07/23	398	399
MA FinanceCo. LLC
Term Loan B-3, 3.96%, 04/19/24	174	174
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	200	200
		1,371
Materials 0.1%
CPG International Inc.
Term Loan, 4.90%, 05/03/24	295	297
	Shares/Par†	Value
Telecommunication Services 0.3%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	1,300	1,284
Utilities 0.6%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 09/30/17 (k)	2,500	2,506
Vistra Operations Co. LLC
Term Loan B-2, 4.46%, 12/12/23	100	99
		2,605
Total Variable Rate Senior Loan Interests (cost $14,169)		14,211
GOVERNMENT AND AGENCY OBLIGATIONS 26.3%
Mortgage-Backed Securities 1.9%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	667	670
TBA, 3.00%, 09/15/47 (l)	2,400	2,389
TBA, 3.50%, 09/15/47 (l)	4,900	5,015
		8,074
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	200	201
Sovereign 1.6%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (m)	5,100	1,475
Export-Import Bank of India
3.38%, 08/05/26 (a)	700	685
Hellenic Republic Government Bond
3.00%, 02/24/36, EUR (g)	75	63
Indonesia Government International Bond
2.88%, 07/08/21, EUR (a)	100	122
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	206
7.25%, 01/15/19 (a)	200	214
Kuwait International Government Bond
3.50%, 03/20/27 (a)	1,300	1,320
Poland Government Bond
3.25%, 07/25/25, PLN	400	109
2.50%, 07/25/26, PLN	2,300	587
Republic of South Africa
10.50%, 12/21/26, ZAR	7,100	602
Saudi Government International Bond
3.25%, 10/26/26 (a)	1,500	1,483
Slovenia Government International Bond
4.13%, 02/18/19 (a)	200	207
		7,073
Treasury Inflation Indexed Securities 0.9%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (n)	551	687
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (n)	3,340	3,281
		3,968
U.S. Treasury Securities 21.9%
U.S. Treasury Bond
Principal Only, 0.00%, 05/15/43 - 05/15/45 (m)	5,175	2,347
2.50%, 02/15/45 - 05/15/46 (l)	19,332	18,034
2.25%, 08/15/46	3,385	2,986
2.88%, 11/15/46 (l)	3,482	3,507
3.00%, 02/15/47 (l)	11,608	11,996
U.S. Treasury Note
1.13%, 02/28/21 (l) (o)	8,900	8,719
1.25%, 03/31/21 (o)	2,000	1,967
1.88%, 04/30/22	240	240
1.63%, 08/15/22 (l)	17,300	17,065
1.63%, 11/15/22 (o)	3,000	2,949
1.75%, 01/31/23 (l)	3,872	3,824
2.13%, 05/15/25	3,400	3,379
2.38%, 05/15/27	18,096	18,215
		95,228
Total Government And Agency Obligations (cost $115,001)		114,544

See accompanying Notes to Financial Statements.

33

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
TRUST PREFERRED 0.0%
Utilities 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (h)	—	11
Total Trust Preferreds (cost $10)		11
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (c) (d) (h)	3	309
Real Estate 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (h)	2	45
Total Preferred Stocks (cost $338)		354
SHORT TERM INVESTMENTS 2.9%
Certificates of Deposit 0.1%
Barclays Bank Plc, 1.71%, 03/16/18 (b)	300	301
Securities Lending Collateral 2.7%
Securities Lending Cash Collateral Fund LLC, 0.88% (p) (q)	11,906	11,906
Treasury Securities 0.1%
Argentina Treasury Bill
0.00%, 10/27/17	400	397
Total Short Term Investments (cost $12,602)		12,604
Total Investments 116.1% (cost $498,932)		504,541
Total Purchased Options 0.0% (cost $346)		168
Other Derivative Instruments (0.2)%		(873)
Other Assets and Liabilities, Net (15.9)%		(69,334)
Total Net Assets 100.0%		$434,502

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $70,862 and 16.3%, respectively.

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) All or portion of the security was on loan.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(h) Perpetual security.

(i) Convertible security.

(j) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2017, the total payable for investments purchased on a delayed delivery basis was $65,300.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

JNL/PPM America Long Short Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.2%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	569	$593
	Shares/Par†	Value
American Express Credit Account Master Trust
Series 2014-A-5, 1.45%, 10/16/17 (b)	1,500	1,501
Series 2017-A-4, 1.64%, 05/15/19	1,500	1,500
American Express Credit Account Secured Note Trust
Series 2012-C-4, 1.96%, 10/16/17 (a) (b)	264	264
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a) (c)	1,170	1,179
AmeriCredit Automobile Receivables Trust
Series 2016-A3-2, 1.60%, 11/09/20 (c)	2,500	2,500
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (d) (e)	82	82
Series 2017-A3-1A, 2.29%, 06/10/21 (d) (e)	106	106
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20 (c)	1,497	1,500
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	272	277
Citibank Credit Card Issuance Trust
Series 2013-A2-A2, 1.50%, 05/24/18 (b)	1,250	1,252
Series 2017-A4-A4, 1.30%, 04/07/20 (b) (c)	614	615
Series 2017-A6-A6, 1.83%, 05/14/27 (b)	1,164	1,172
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	59	59
Dell Equipment Finance Trust
Series 2017-A2-1, 1.86%, 06/24/19 (a)	446	446
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20 (c)	530	532
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2B-1A, 1.29%, 03/16/20 (a) (b)	1,100	1,100
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (a)	201	201
Series 2017-A3-1, 2.07%, 05/15/20 (a)	110	110
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.74%, 05/15/18 (a) (b)	2,385	2,394
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	385	381
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 1.38%, 04/16/18 (b)	1,442	1,443
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (a)	2,500	2,487
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b) (f)	162	167
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,838)		21,861
CORPORATE BONDS AND NOTES 58.1%
Consumer Discretionary 7.2%
American Greetings Corp.
7.88%, 02/15/25 (a)	58	63
Beazer Homes USA Inc.
6.75%, 03/15/25 (a)	250	261
CCO Holdings LLC
5.13%, 05/01/27 (a)	843	864
Charter Communications Operating LLC
6.38%, 10/23/35	125	149
6.83%, 10/23/55	120	147
DISH DBS Corp.
7.75%, 07/01/26	400	473
General Motors Co.
5.20%, 04/01/45	197	194
Gibson Brands Inc.
8.88%, 08/01/18 (a)	394	349
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (a)	328	332
Hilton Worldwide Finance LLC
4.88%, 04/01/27 (a)	226	236
KB Home
7.63%, 05/15/23	383	431
KFC Holding Co.
4.75%, 06/01/27 (a)	351	358
Landry's Inc.
6.75%, 10/15/24 (a)	217	222
Lowe's Cos. Inc.
3.10%, 05/03/27	525	523

See accompanying Notes to Financial Statements.

34

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Netflix Inc.
3.63%, 05/15/27, EUR (d) (e)	591	687
New Cotai LLC
10.63%, 05/01/19 (d) (e) (g)	259	227
Numericable - SFR SA
7.38%, 05/01/26 (a)	322	349
Schaeffler Verwaltung Zwei GmbH
4.13%, 09/15/21 (a) (g)	200	204
Staples Inc.
2.75%, 01/12/18 (h)	3,000	3,012
Toll Brothers Finance Corp.
4.00%, 12/31/18	513	525
Wave Holdco LLC
8.25%, 07/15/19 (a) (g)	567	569
WideOpenWest Finance LLC
10.25%, 07/15/19	464	477
Wynn Las Vegas LLC
5.25%, 05/15/27 (a)	512	525
		11,177
Consumer Staples 3.6%
Altria Group Inc.
2.63%, 09/16/26	153	148
3.88%, 09/16/46 (c)	170	165
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	236	222
3.43%, 06/15/27	150	151
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	302	306
High Ridge Brands Co.
8.88%, 03/15/25 (a)	91	90
JBS Investments GmbH
7.25%, 04/03/24 (a)	520	464
Kraft Heinz Foods Co.
3.95%, 07/15/25 (c)	454	468
5.00%, 07/15/35	279	301
5.20%, 07/15/45	180	195
4.38%, 06/01/46 (c)	319	311
PepsiCo Inc.
1.21%, 05/02/19 (b)	1,500	1,500
Post Holdings Inc.
5.50%, 03/01/25 (a)	46	47
5.00%, 08/15/26 (a)	323	322
Reynolds American Inc.
4.45%, 06/12/25 (c)	863	926
		5,616
Energy 5.5%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	355	358
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	299	345
Carrizo Oil & Gas Inc.
8.25%, 07/15/25	163	166
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	410	437
5.13%, 06/30/27 (a)	421	432
CITGO Holding Inc.
10.75%, 02/15/20 (a)	185	201
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	374
5.80%, 06/01/45	274	327
DCP Midstream LLC
5.85%, 05/21/43 (a) (b)	100	93
Denbury Resources Inc.
5.50%, 05/01/22	189	107
Diamondback Energy Inc.
5.38%, 05/31/25 (a)	275	279
Enquest Plc
7.00%, 04/15/22 (d) (e) (g)	397	297
EP Energy LLC
8.00%, 11/29/24 (a)	675	673
8.00%, 02/15/25 (a)	172	128
Halcon Resources Corp.
12.00%, 02/15/22 (a)	246	285
	Shares/Par†	Value
HollyFrontier Corp.
5.88%, 04/01/26 (c)	110	117
MEG Energy Corp.
6.50%, 01/15/25 (a)	58	52
MPLX LP
5.20%, 03/01/47	125	129
Parsley Energy LLC
5.38%, 01/15/25 (a)	500	503
5.25%, 08/15/25 (a)	75	75
Petroleos Mexicanos
5.38%, 03/13/22 (a)	200	210
Phillips 66
1.89%, 04/15/20 (a) (b)	319	320
Precision Drilling Corp.
7.75%, 12/15/23 (a)	90	91
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	265	292
5.88%, 06/30/26	534	598
Shell International Finance BV
4.00%, 05/10/46	185	183
SM Energy Co.
6.75%, 09/15/26	400	382
Tesoro Logistics LP
6.13%, 10/15/21	100	104
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	867	884
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	59	56
		8,498
Financials 16.8%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	283	300
American Express Credit Corp.
1.50%, 05/03/19 (b)	1,500	1,501
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	684	703
4.90%, 02/01/46 (c)	1,027	1,160
Athene Global Funding
2.75%, 04/20/20 (a) (c)	1,500	1,504
Bank of America Corp.
2.15%, 04/24/23 (b)	500	502
4.00%, 01/22/25	629	640
3.82%, 01/20/28 (b)	330	336
3.71%, 04/24/28	400	403
4.24%, 04/24/38	100	104
Barclays Bank Plc
7.75%, 04/10/23 (b)	250	260
BMW US Capital LLC
1.53%, 04/06/20 (a) (b)	1,000	999
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	750	748
Capital One Financial Corp.
1.94%, 05/12/20 (b)	1,000	1,003
3.75%, 03/09/27	373	372
Cemex Finance LLC
9.38%, 10/12/22 (a)	200	213
6.00%, 04/01/24 (a)	447	475
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (i)	336	372
2.12%, 04/25/22 (b)	750	753
2.75%, 04/25/22	400	400
4.13%, 07/25/28	194	197
Credit Suisse AG
6.50%, 08/08/23 (a)	481	541
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (i)	259	290
4.28%, 01/09/28 (d) (e)	250	259
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	405	523
Eagle Holding Co. II LLC
7.63%, 05/15/22 (d) (e) (g)	140	144
EDP Finance BV
3.63%, 07/15/24 (a)	400	397

See accompanying Notes to Financial Statements.

35

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Enstar Group Ltd.
4.50%, 03/10/22	192	198
Ford Motor Credit Co. LLC
2.24%, 06/15/18	1,500	1,508
Goldman Sachs Group Inc.
2.02%, 12/27/20 (b)	1,650	1,652
3.00%, 04/26/22	325	327
HSBC Holdings Plc
4.38%, 11/23/26 (c)	256	265
4.04%, 03/13/28 (b)	200	208
Icahn Enterprises LP
6.25%, 02/01/22	160	167
6.75%, 02/01/24	100	104
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	600	627
3.78%, 02/01/28 (b)	571	584
Morgan Stanley
2.34%, 01/20/22 (b)	275	278
4.10%, 05/22/23	1,049	1,101
2.55%, 10/24/23 (b)	200	204
2.37%, 05/08/24 (b)	500	502
4.35%, 09/08/26 (c)	268	278
3.63%, 01/20/27	550	553
Petrobras Global Finance BV
6.13%, 01/17/22	87	90
Stena AB
7.00%, 02/01/24 (a)	332	308
US Bancorp
3.15%, 04/27/27	140	140
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (c) (i)	410	455
3.58%, 05/22/28 (b)	628	635
Ziggo Secured Finance BV
5.50%, 01/15/27 (a) (c)	600	617
		25,900
Health Care 5.6%
Abbott Laboratories
2.90%, 11/30/21 (c)	150	151
3.40%, 11/30/23	350	358
3.75%, 11/30/26 (c)	160	163
4.75%, 11/30/36	125	137
Actavis Funding SCS
4.75%, 03/15/45	102	110
Becton Dickinson & Co.
3.36%, 06/06/24	500	501
4.67%, 06/06/47	170	176
Capsugel SA
7.00%, 05/15/19 (a) (g)	304	304
Centene Corp.
4.75%, 05/15/22	175	183
Community Health Systems Inc.
6.25%, 03/31/23	546	565
Express Scripts Holding Co.
3.40%, 03/01/27	150	146
4.80%, 07/15/46	184	188
HCA Inc.
4.25%, 10/15/19	1,203	1,247
Kaiser Foundation Hospitals
3.15%, 05/01/27 (c)	1,000	1,002
MEDNAX Inc.
5.25%, 12/01/23 (a)	250	258
Perrigo Finance Unltd. Co.
4.38%, 03/15/26 (c)	200	206
Tenet Healthcare Corp.
4.75%, 06/15/20 (b)	893	901
8.13%, 04/01/22	236	251
THC Escrow Corp. III
5.13%, 05/01/25 (a)	154	155
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	19	20
5.88%, 05/15/23 (a)	309	265
7.00%, 03/15/24 (a)	58	61
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (c)	1,000	1,021
	Shares/Par†	Value
WellCare Health Plans Inc.
5.25%, 04/01/25	183	192
		8,561
Industrials 5.3%
AECOM
5.13%, 03/15/27 (d) (e)	248	249
Aircastle Ltd.
6.25%, 12/01/19	539	586
5.00%, 04/01/23	826	882
4.13%, 05/01/24 (c)	139	141
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (d) (e)	99	103
Bombardier Inc.
4.75%, 04/15/19 (a)	145	148
7.50%, 03/15/25 (a)	400	415
Cintas Corp. No. 2
3.70%, 04/01/27	378	392
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	437	448
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (i)	2,240	2,372
International Lease Finance Corp.
6.25%, 05/15/19	450	482
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (a)	750	705
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	167	171
United Technologies Corp.
1.90%, 05/04/20	1,000	1,001
		8,095
Information Technology 3.8%
Apple Inc.
1.25%, 05/11/20 (b)	1,500	1,499
2.85%, 05/11/24	523	525
3.20%, 05/11/27	421	425
Intel Corp.
1.26%, 05/11/20 (b)	1,000	999
Microsoft Corp.
3.45%, 08/08/36 (c)	400	401
3.95%, 08/08/56 (c)	150	150
NXP BV
4.13%, 06/01/21 (a)	465	488
QUALCOMM Inc.
1.56%, 05/20/19 (b)	1,000	1,001
Visa Inc.
4.30%, 12/14/45 (c)	334	366
		5,854
Materials 5.7%
Anglo American Capital Plc
4.75%, 04/10/27 (a) (c)	349	359
Anglo American Plc
3.63%, 05/14/20 (a)	605	614
BWAY Holding Co.
5.50%, 04/15/24 (a)	190	194
7.25%, 04/15/25 (a)	550	558
CF Industries Inc.
3.40%, 12/01/21 (a)	350	354
4.50%, 12/01/26 (a) (c)	565	583
EI du Pont de Nemours & Co.
1.70%, 05/01/20 (b)	1,058	1,063
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	119	124
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	182
4.75%, 05/15/22 (a)	316	318
Freeport-McMoRan Inc.
3.88%, 03/15/23	301	281
4.55%, 11/14/24 (c)	557	526
5.40%, 11/14/34	271	243
Hexion Inc.
10.38%, 02/01/22 (a)	170	168
Hexion US Finance Corp.
6.63%, 04/15/20	250	228

See accompanying Notes to Financial Statements.

36

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Martin Marietta Materials Inc.
1.82%, 05/22/20 (b)	1,000	1,017
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	300	309
Reynolds Group Issuer Inc.
4.66%, 07/15/21 (a) (b)	483	493
Samarco Mineracao SA
0.00%, 09/26/24 (a) (j) (k)	240	135
Sherwin-Williams Co.
2.25%, 05/15/20	1,000	1,001
		8,750
Real Estate 0.5%
CyrusOne LP
5.00%, 03/15/24 (d) (e)	37	38
5.38%, 03/15/27 (a) (c)	176	183
Equinix Inc.
5.38%, 05/15/27 (c)	88	94
Uniti Group Inc.
7.13%, 12/15/24 (d) (e)	462	457
		772
Telecommunication Services 1.7%
AT&T Inc.
5.25%, 03/01/37	368	392
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	261
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (a)	193	193
Radiate Holdco LLC
6.63%, 02/15/25 (d) (e)	99	99
Sprint Corp.
7.13%, 06/15/24	175	195
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	303	306
Telesat Canada
8.88%, 11/15/24 (a)	233	262
Verizon Communications Inc.
2.95%, 03/15/22 (a)	515	518
Wind Acquisition Finance SA
3.67%, 07/15/20, EUR (a) (b) (c)	375	429
		2,655
Utilities 2.4%
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	300	313
Enel SpA
8.75%, 09/24/73 (a) (b)	276	328
Exelon Corp.
3.50%, 06/01/22 (l)	250	256
5.10%, 06/15/45	338	379
FirstEnergy Corp.
3.90%, 07/15/27	823	825
4.85%, 07/15/47 (h)	111	112
FirstEnergy Transmission LLC
5.45%, 07/15/44 (a)	197	225
GenOn Americas Generation LLC
0.00%, 10/01/21 (j) (k)	550	493
Southern Co.
3.25%, 07/01/26 (c)	550	541
Wisconsin Energy Corp.
3.55%, 06/15/25 (c)	256	264
		3,736
Total Corporate Bonds And Notes (cost $87,639)		89,614
VARIABLE RATE SENIOR LOAN INTERESTS 22.7% (b)
Consumer Discretionary 7.8%
AMAYA Holdings BV
Term Loan B, 4.65%, 08/01/21	506	506
American Axle and Manufacturing Inc.
Term Loan B, 3.47%, 03/08/24	545	539
ARAMARK Services Inc.
Term Loan B, 3.04%, 03/09/24	532	534
Bass Pro Group LLC
Term Loan B, 6.15%, 04/01/24	550	534
Caesars Entertainment Operating Co.
Term Loan, 0.00%, 03/31/24 (m)	587	585
	Shares/Par†	Value
Caesars Growth Properties Holdings LLC
Term Loan, 4.23%, 05/08/21	188	188
Charter Communications Operating LLC
Term Loan H, 3.05%, 01/15/22	308	309
Term Loan I, 3.48%, 01/15/24	185	185
CityCenter Holdings LLC
Term Loan B, 3.72%, 04/07/24	516	516
Cowlitz Tribal Gaming Authority
Term Loan, 11.54%, 12/01/21 (f)	420	466
CSC Holdings LLC
1st Lien Term Loan, 3.46%, 07/15/25	459	455
Eldorado Resorts LLC
Term Loan B, 3.38%, 03/16/24	329	326
ESH Hospitality Inc.
Term Loan B, 3.54%, 08/30/23	243	244
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.73%, 06/27/20	254	256
Helix Gen Funding LLC
Term Loan B, 4.97%, 03/09/24	287	289
Jo-Ann Stores Inc.
Term Loan, 0.00%, 10/21/23 (m)	449	447
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.66%, 12/24/21	550	544
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.23%, 10/12/23	115	115
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.48%, 04/15/23	383	383
Mohegan Tribal Gaming Authority
Term Loan B, 5.04%, 09/28/23	522	528
Numericable Group SA
Term Loan B-11, 3.94%, 06/22/25	897	889
Outfront Media Capital LLC
Term Loan B, 3.46%, 03/10/24	495	496
PetSmart Inc.
Term Loan B-2, 4.22%, 10/10/22	579	538
Sally Holdings LLC
Term Loan B-1, 0.00%, 06/22/24 (f) (m)	100	100
Scientific Games International Inc.
Term Loan B-3, 5.01%, 10/01/21	451	455
Seminole Hard Rock Entertainment Inc.
Term Loan B, 3.90%, 05/15/20	520	520
UFC Holdings LLC
1st Lien Term Loan, 4.47%, 07/22/23	216	216
2nd Lien Term Loan, 8.72%, 07/26/24	100	102
Univision Communications Inc.
Term Loan C-5, 3.79%, 03/15/24	794	778
		12,043
Consumer Staples 0.9%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, 01/27/24	322	312
Dole Food Co. Inc.
Term Loan B, 4.15%, 03/24/24	200	200
JBS USA LLC
Term Loan B, 5.50%, 10/30/22	850	828
Pinnacle Foods Finance LLC
Term Loan B, 3.08%, 02/03/24	19	19
		1,359
Energy 1.9%
Chesapeake Energy Corp.
Term Loan, 8.69%, 08/25/21	465	491
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (j) (k)	496	318
Foresight Energy LLC
1st Lien Term Loan, 6.79%, 03/16/22	400	380
Peabody Energy Corp.
Term Loan, 5.58%, 02/08/22	499	498
Summit Midstream Holdings LLC
Term Loan B, 7.04%, 05/15/22	68	69
TEX Operations Co. LLC
Term Loan B, 3.79%, 08/04/23	420	416
Term Loan C, 3.79%, 08/04/23	96	95
Ultra Resources Inc.
1st Lien Term Loan, 4.12%, 04/14/24	700	695
		2,962

See accompanying Notes to Financial Statements.

37

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Financials 0.6%
Avolon (Luxembourg) SARL
Term Loan B-2, 3.96%, 01/20/22	100	101
Fortress Investment Group
Term Loan B, 0.00%, 06/01/22 (m)	360	362
Guggenheim Partners LLC
Term Loan, 3.97%, 07/22/23	461	463
		926
Health Care 1.9%
Air Methods Corp.
Term Loan B, 4.57%, 04/13/24	473	468
CBS Radio Inc.
Term Loan B, 4.72%, 10/06/23	181	181
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	399	399
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.31%, 04/06/24	355	358
Envision Healthcare Corp.
Term Loan B, 4.30%, 11/15/23	136	137
InVentiv Health Inc.
Term Loan B, 4.95%, 09/29/23	523	524
Surgery Center Holdings Inc.
Term Loan B, 0.00%, 06/19/24 (m)	272	273
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.75%, 03/13/22	636	645
		2,985
Industrials 1.8%
Accudyne Industries LLC
Term Loan, 3.90%, 12/13/19	500	496
Commercial Barge Line Co.
1st Lien Term Loan, 9.79%, 11/06/20	325	280
Delta Air Lines Inc.
Term Loan B-1, 3.62%, 10/18/18	635	637
Gardner Denver Inc.
Term Loan, 3.25%, 07/31/20	636	636
Harbor Freight Tools USA Inc.
Term Loan B, 4.29%, 08/15/23	469	469
Harsco Corp.
Term Loan B, 6.06%, 10/27/23	238	241
		2,759
Information Technology 1.6%
Almonde Inc.
1st Lien Term Loan, 4.74%, 05/03/24	146	146
2nd Lien Term Loan, 8.46%, 05/03/25	50	51
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.34%, 10/19/23	396	397
Gartner Inc.
Term Loan B, 3.04%, 03/15/24	38	38
Radiate Holdco LLC
1st Lien Term Loan, 4.04%, 12/09/23	399	393
Bridge Term Loan, 0.00%, 02/15/25 (f) (m)	500	500
Tempo Acquisition LLC
Term Loan, 4.06%, 04/20/24	600	601
Western Digital Corp.
Term Loan B, 3.78%, 04/29/23	287	288
		2,414
Materials 2.2%
Berry Plastics Group Inc.
Term Loan K, 3.37%, 02/08/20	427	427
BWAY Holding Co.
Term Loan B, 4.33%, 03/22/24	500	500
Forterra Finance LLC
Term Loan B, 4.04%, 10/25/23	558	525
GCP Applied Technologies Inc.
Term Loan B, 4.40%, 02/03/22	316	317
Klockner-Pentaplast of America Inc.
Term Loan B-2, 0.00%, 06/29/22 (m)	550	544
Kraton Polymers LLC
Term Loan B, 5.04%, 01/06/22	243	245
MacDermid Inc.
Term Loan B-5, 4.54%, 06/07/20	290	291
Term Loan B-6, 4.04%, 06/07/23	113	113
	Shares/Par†	Value
Solenis International LP
1st Lien Term Loan, 4.45%, 07/02/21	425	426
		3,388
Telecommunication Services 2.0%
CenturyLink Inc.
Term Loan B, 1.37%, 01/31/25	1,100	1,087
Frontier Communications Corp.
Term Loan B-1, 4.91%, 05/31/24	1,200	1,182
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, 02/29/24	399	399
Windstream Services LLC
Term Loan B-6, 5.21%, 03/29/21	438	436
		3,104
Utilities 2.0%
Calpine Corp.
Term Loan B-8, 2.80%, 12/26/19	764	763
Dynegy Inc.
Term Loan C, 4.34%, 06/27/23	224	224
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 0.00%, 06/23/18 (m)	1,140	1,143
Talen Energy Supply LLC
Term Loan B-1, 5.05%, 07/15/23	852	788
Vistra Operations Co. LLC
Term Loan B-2, 4.46%, 12/12/23	199	199
		3,117
Total Variable Rate Senior Loan Interests (cost $35,132)		35,057
GOVERNMENT AND AGENCY OBLIGATIONS 0.5%
Commercial Mortgage-Backed Securities 0.5%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.35%, 02/25/20 (b)	774	775
Total Government And Agency Obligations (cost $774)		775
PREFERRED STOCKS 0.2%
Energy 0.2%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	14	358
Total Preferred Stocks (cost $384)		358
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (f) (j) (n)	3,156	—
Quicksilver Resources Inc. Escrow (f) (j) (n)	844	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.4%
Energy 0.3%
Chaparral Energy Inc. (d) (e) (f) (j)	—	3
Chaparral Energy Inc. - Class A (f) (j)	20	456
Chaparral Energy Inc. - Class B (f) (j)	4	95
		554
Financials 0.1%
Samson Investment LLC (d) (f) (j)	6	124
Total Common Stocks (cost $831)		678
INVESTMENT COMPANIES 2.2%
Kayne Anderson MLP Investment Co.	8	146
SPDR Barclays High Yield Bond ETF	86	3,199
Total Investment Companies (cost $3,457)		3,345
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 0.88% (o) (p)	5,914	5,914
Total Short Term Investments (cost $5,914)		5,914
Total Investments 102.1% (cost $155,969)		157,602
Total Securities Sold Short (2.8)% (proceeds $4,269)		(4,309)
Other Derivative Instruments 0.2%		274
Other Assets and Liabilities, Net 0.5%		796
Total Net Assets 100.0%		$154,363

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $36,213 and 23.5%, respectively.

See accompanying Notes to Financial Statements.

38

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Shares/Par†	Value

(b) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Perpetual security.

(j) Non-income producing security.

(k) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(m) This variable rate senior loan will settle after June 30, 2017, at which time the interest rate will be determined.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

SECURITIES SOLD SHORT (2.8%)
CORPORATE BONDS AND NOTES (2.8%)
Consumer Discretionary (0.8%)
AutoZone Inc.
3.25%, 04/15/25	(1,300)	$(1,282)
Information Technology (1.0%)
eBay Inc.
3.45%, 08/01/24	(1,500)	(1,519)
Real Estate (1.0%)
Simon Property Group LP
3.30%, 01/15/26	(1,500)	(1,508)
Total Corporate Bonds And Notes (proceeds $4,269)		(4,309)
Total Securities Sold Short (2.8%) (proceeds $4,269)		$(4,309)

JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 60.4%
Consumer Discretionary 9.4%
Adient Plc	158	$10,330
Amazon.com Inc. (a) (b)	35	33,400
ARAMARK Corp.	529	21,686
AutoZone Inc. (a)	21	12,090
Home Depot Inc.	60	9,144
Liberty Global Plc - Class C (a)	276	8,597
Lowe's Cos. Inc.	188	14,598
Magna International Inc.	209	9,664
O'Reilly Automotive Inc. (a)	119	26,062
Relx Plc	428	9,276
Yum! Brands Inc.	281	20,708
		175,555
Consumer Staples 7.6%
Altria Group Inc.	179	13,315
British American Tobacco Plc	212	14,459
CVS Health Corp.	84	6,751
Dr. Pepper Snapple Group Inc.	273	24,871
Kraft Heinz Foods Co.	49	4,198
Mondelez International Inc. - Class A	326	14,073
PepsiCo Inc.	101	11,661
Philip Morris International Inc.	353	41,519
Tyson Foods Inc. - Class A	59	3,711
	Shares/Par†	Value
Walgreens Boots Alliance Inc.	106	8,262
		142,820
Energy 1.5%
Canadian Natural Resources Ltd.	540	15,562
Total SA	235	11,646
		27,208
Financials 7.5%
Bank of New York Mellon Corp.	787	40,158
Marsh & McLennan Cos. Inc.	632	49,282
PNC Financial Services Group Inc. (b)	98	12,279
State Street Corp.	156	13,992
Wells Fargo & Co. (b)	282	15,653
Willis Towers Watson Plc	57	8,290
		139,654
Health Care 15.5%
Abbott Laboratories	769	37,395
Aetna Inc.	108	16,385
Anthem Inc.	67	12,586
Becton Dickinson & Co.	188	36,725
Biogen Inc. (a) (b)	29	7,858
Bioverativ Inc. (a)	3	199
CIGNA Corp.	88	14,797
Danaher Corp. (b)	318	26,814
GlaxoSmithKline Plc	306	6,526
Humana Inc.	86	20,684
PerkinElmer Inc.	512	34,886
Perrigo Co. Plc	137	10,361
Thermo Fisher Scientific Inc.	107	18,666
UnitedHealth Group Inc. (b)	118	21,787
Zoetis Inc. - Class A (b)	388	24,196
		289,865
Industrials 3.5%
Boeing Co. (b)	32	6,348
Equifax Inc.	45	6,211
Fortive Corp.	141	8,915
Johnson Controls International Plc	520	22,560
Pentair Plc	127	8,461
Roper Industries Inc.	60	13,831
		66,326
Information Technology 11.2%
Alphabet Inc. - Class A (a)	5	4,462
Alphabet Inc. - Class C (a) (b)	35	32,035
Apple Inc. (b)	72	10,369
Fidelity National Information Services Inc.	192	16,355
Fiserv Inc. (a)	351	42,892
Intuit Inc.	61	8,044
MasterCard Inc. - Class A (b)	132	16,070
Microsoft Corp.	574	39,600
Visa Inc. - Class A (b)	428	40,135
		209,962
Materials 0.5%
Ball Corp.	233	9,846
Real Estate 1.8%
American Tower Corp. (b)	106	14,079
SBA Communications Corp. (a)	142	19,204
		33,283
Utilities 1.9%
DTE Energy Co.	45	4,782
PG&E Corp.	467	30,987
		35,769
Total Common Stocks (cost $1,007,212)		1,130,288
TRUST PREFERRED 0.3%
Utilities 0.3%
SCE Trust I, 5.63%, (callable at 25 beginning 07/19/17) (c) (d)	82	2,048
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (d)	—	7
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (d)	8	233
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (c) (d)	78	2,189

See accompanying Notes to Financial Statements.

39

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (c) (d)	25	723
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (d)	50	1,243
Total Trust Preferreds (cost $6,196)		6,443
PREFERRED STOCKS 2.5%
Financials 0.4%
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (d)	4	109
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (d)	75	2,037
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (d)	27	724
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (c) (d)	34	923
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (d)	25	742
Wells Fargo & Co. - Series L, 7.50% (d) (e)	3	3,609
		8,144
Health Care 1.0%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (e)	321	17,591
Real Estate 0.5%
American Tower Corp., 5.50%, 02/15/18 (c) (e)	81	9,869
Utilities 0.6%
DTE Energy Co., 6.50%, 10/01/19	126	6,926
NextEra Energy Inc., 6.12%, 09/01/19	66	3,563
		10,489
Total Preferred Stocks (cost $42,500)		46,093
INVESTMENT COMPANIES 0.1%
T. Rowe Price Institutional Floating Rate Fund (f)	113	1,133
Total Investment Companies (cost $1,157)		1,133
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	16	17
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (g)	93	93
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (g)	908	926
US Airways Pass-Through Trust
Series 2012-B-2, 6.75%, 06/03/21 (g)	140	150
Series 2012-PTT-2A, 4.63%, 06/03/25	391	418
Series 2013-A-1, 3.95%, 11/15/25	237	246
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (g)	197	197
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,023)		2,047
CORPORATE BONDS AND NOTES 20.5%
Consumer Discretionary 4.7%
Amazon.com Inc.
2.60%, 12/05/19	2,965	3,022
ARAMARK Services Inc.
5.00%, 04/01/25 (g)	5,735	6,052
AutoZone Inc.
1.63%, 04/21/19	945	937
2.50%, 04/15/21	590	586
CCO Holdings LLC
5.25%, 03/15/21 (c)	650	670
5.25%, 09/30/22	3,000	3,094
5.13%, 02/15/23	2,600	2,688
5.13%, 05/01/23 (g)	475	499
5.75%, 09/01/23 - 01/15/24	3,440	3,611
5.88%, 04/01/24 (g)	2,175	2,326
Cedar Fair LP
5.38%, 06/01/24	1,090	1,147
5.38%, 04/15/27 (g)	520	550
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (g)	2,703	2,763
Charter Communications Operating LLC
3.58%, 07/23/20	1,275	1,316
Cox Communications Inc.
6.25%, 06/01/18 (g)	65	67
	Shares/Par†	Value
DISH DBS Corp.
4.63%, 07/15/17 (c)	2,025	2,026
4.25%, 04/01/18	500	506
Dollar Tree Inc.
5.75%, 03/01/23	4,125	4,352
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (g)	550	557
KFC Holding Co.
5.00%, 06/01/24 (g)	425	442
5.25%, 06/01/26 (g)	625	657
4.75%, 06/01/27 (g)	4,205	4,288
Lamar Media Corp.
5.88%, 02/01/22	450	464
Limited Brands Inc.
8.50%, 06/15/19	4,185	4,648
McDonald's Corp.
2.10%, 12/07/18	85	85
Netflix Inc.
5.88%, 02/15/25	345	382
4.38%, 11/15/26 (g)	5,210	5,215
Service Corp. International
5.38%, 05/15/24	2,365	2,492
Sirius XM Radio Inc.
4.25%, 05/15/20 (g)	115	116
5.75%, 08/01/21 (g)	900	929
6.00%, 07/15/24 (g)	3,255	3,461
Time Warner Cable Inc.
6.75%, 07/01/18	2,750	2,879
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (g)	6,570	6,831
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (g)	2,350	2,521
UPC Holding BV
6.38%, 09/15/22, EUR (g)	3,050	3,637
Yum! Brands Inc.
6.25%, 03/15/18	2,050	2,111
5.30%, 09/15/19	1,695	1,791
3.88%, 11/01/20	1,850	1,910
3.75%, 11/01/21	4,151	4,247
3.88%, 11/01/23 (c)	2,230	2,205
6.88%, 11/15/37	160	173
5.35%, 11/01/43	265	242
		88,495
Consumer Staples 0.5%
B&G Foods Inc.
4.63%, 06/01/21 (c)	825	843
Kroger Co.
2.00%, 01/15/19 (c)	1,120	1,119
PepsiCo Inc.
1.25%, 04/30/18 (c)	370	370
Philip Morris International Inc.
1.59%, 02/21/20 (h)	1,280	1,283
2.00%, 02/21/20	1,300	1,303
2.63%, 02/18/22	1,610	1,621
Spectrum Brands Inc.
6.63%, 11/15/22	1,015	1,064
6.13%, 12/15/24	1,350	1,448
TreeHouse Foods Inc.
6.00%, 02/15/24 (g)	200	214
		9,265
Energy 1.4%
Canadian Natural Resources Ltd.
1.75%, 01/15/18	550	550
Chevron Corp.
1.37%, 03/02/18	1,750	1,750
Concho Resources Inc.
5.50%, 10/01/22 - 04/01/23	8,075	8,319
Diamondback Energy Inc.
4.75%, 11/01/24 (c) (g)	1,525	1,515
Enbridge Energy Partners LP
6.50%, 04/15/18	75	78
EQT Corp.
6.50%, 04/01/18	550	568
8.13%, 06/01/19	180	198

See accompanying Notes to Financial Statements.

40

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Matador Resources Co.
6.88%, 04/15/23	1,275	1,306
ONEOK Partners LP
2.00%, 10/01/17	275	275
Range Resources Corp.
5.00%, 08/15/22 - 03/15/23 (g)	6,023	5,898
4.88%, 05/15/25	1,450	1,374
Targa Resources Partners LP
4.13%, 11/15/19 (c)	740	751
5.25%, 05/01/23	1,275	1,305
4.25%, 11/15/23	2,250	2,195
		26,082
Financials 3.3%
Altice US Finance I Corp.
5.38%, 07/15/23 (g)	600	625
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	630	632
2.43%, 02/01/21 (h)	1,400	1,451
2.65%, 02/01/21	1,035	1,048
3.30%, 02/01/23	1,875	1,928
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (d)	1,225	1,244
4.95%, (callable at 100 beginning 06/20/20) (d)	3,075	3,207
Caterpillar Financial Services Corp.
1.25%, 11/06/17	1,140	1,140
2.25%, 12/01/19 (c)	360	363
CNH Capital LLC
3.63%, 04/15/18	3,575	3,606
CNH Industrial Capital LLC
3.88%, 07/16/18	700	711
Ford Motor Credit Co. LLC
6.63%, 08/15/17	900	905
1.74%, 09/08/17 (h)	2,025	2,026
1.72%, 12/06/17	650	650
1.79%, 12/06/17 (h)	2,625	2,627
2.15%, 01/09/18	1,500	1,502
5.00%, 05/15/18	1,525	1,564
2.38%, 03/12/19	1,700	1,706
2.60%, 11/04/19	2,175	2,189
HUB International Ltd.
7.88%, 10/01/21 (g)	5,195	5,416
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	3,605	3,770
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	442
2.75%, 01/30/22	710	717
3.30%, 03/14/23	1,205	1,238
MSCI Inc.
5.25%, 11/15/24 (g)	2,475	2,629
5.75%, 08/15/25 (g)	1,675	1,817
PNC Financial Services Group Inc.
5.00%, (callable at 100 beginning 11/01/26) (d)	3,785	3,907
Reckitt Benckiser Treasury Services Plc
1.85%, 06/24/22 (g) (h)	1,995	1,998
Shell International Finance BV
1.63%, 05/11/20 (h)	465	469
State Street Corp.
5.25%, (callable at 100 beginning 09/15/20) (d)	2,150	2,268
Trinity Acquisition Plc
4.40%, 03/15/26	2,530	2,642
US Bancorp
5.30%, (callable at 100 beginning 04/15/27) (c) (d)	1,295	1,376
Ziggo Secured Finance BV
5.50%, 01/15/27 (g)	4,550	4,677
		62,490
Health Care 3.6%
Becton Dickinson & Co.
2.68%, 12/15/19	854	864
2.25%, 06/06/22 (h)	2,765	2,767
3.36%, 06/06/24	2,810	2,814
Centene Corp.
5.63%, 02/15/21	5,504	5,730
4.75%, 05/15/22	2,465	2,580
	Shares/Par†	Value
6.13%, 02/15/24	3,495	3,775
4.75%, 01/15/25	2,200	2,268
Eli Lilly & Co.
1.25%, 03/01/18	745	744
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (g)	4,331	4,580
5.88%, 01/31/22 (g)	3,075	3,416
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (g)	380	416
HCA Inc.
8.00%, 10/01/18	4,120	4,428
3.75%, 03/15/19	1,200	1,226
4.25%, 10/15/19	1,510	1,565
6.50%, 02/15/20	9,471	10,323
Hologic Inc.
5.25%, 07/15/22	6,200	6,509
Johnson & Johnson
1.13%, 11/21/17	695	694
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,375	2,376
3.35%, 04/01/27	945	963
Medtronic Inc.
1.50%, 03/15/18	2,380	2,380
2.50%, 03/15/20	985	999
Pfizer Inc.
1.20%, 06/01/18	4,503	4,494
Teleflex Inc.
4.88%, 06/01/26	275	280
UnitedHealth Group Inc.
1.40%, 12/15/17	1,815	1,814
Universal Health Services Inc.
3.75%, 08/01/19 (g)	190	194
		68,199
Industrials 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	1,135	1,161
Fortive Corp.
1.80%, 06/15/19	105	104
IHS Markit Ltd.
5.00%, 11/01/22 (g)	2,090	2,257
Lennox International Inc.
3.00%, 11/15/23	340	339
Manitowoc Foodservice Inc.
9.50%, 02/15/24	150	174
Moog Inc.
5.25%, 12/01/22 (g)	525	546
Xylem Inc.
4.88%, 10/01/21	125	135
3.25%, 11/01/26	250	250
		4,966
Information Technology 2.0%
Amphenol Corp.
1.55%, 09/15/17	375	375
2.20%, 04/01/20	1,000	1,002
3.20%, 04/01/24	500	503
Fiserv Inc.
2.70%, 06/01/20	2,325	2,352
Harris Corp.
2.00%, 04/27/18	570	571
Microsoft Corp.
3.30%, 02/06/27	15,520	15,958
NXP BV
3.75%, 06/01/18 (g)	11,575	11,752
4.13%, 06/15/20 (g)	200	210
Visa Inc.
1.20%, 12/14/17	5,765	5,762
		38,485
Materials 0.7%
Cytec Industries Inc.
3.95%, 05/01/25	1,255	1,269
Ecolab Inc.
2.00%, 01/14/19	1,585	1,588
Reynolds Group Holdings Inc.
6.88%, 02/15/21	259	267

See accompanying Notes to Financial Statements.

41

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

	Shares/Par†	Value
Reynolds Group Issuer Inc.
5.75%, 10/15/20	5,576	5,704
4.66%, 07/15/21 (c) (g) (h)	3,425	3,494
5.13%, 07/15/23 (g)	135	140
		12,462
Real Estate 1.6%
American Tower Corp.
3.30%, 02/15/21	1,800	1,845
CBRE Services Inc.
5.00%, 03/15/23	575	601
Crown Castle International Corp.
4.88%, 04/15/22	4,250	4,638
5.25%, 01/15/23	5,825	6,464
Iron Mountain Inc.
6.00%, 10/01/20 (g)	4,225	4,376
4.38%, 06/01/21 (g)	1,020	1,061
6.00%, 08/15/23	1,175	1,244
5.75%, 08/15/24	3,590	3,678
SBA Communications Corp.
4.88%, 07/15/22	6,212	6,402
		30,309
Telecommunication Services 1.0%
Level 3 Financing Inc.
5.38%, 08/15/22	1,775	1,824
5.63%, 02/01/23	1,650	1,716
SBA Communications Corp.
4.88%, 09/01/24	6,100	6,199
Verizon Communications Inc.
2.25%, 03/16/22 (h)	3,100	3,134
3.13%, 03/16/22	1,650	1,671
Virgin Media Finance Plc
6.00%, 10/15/24 (g)	1,650	1,747
Virgin Media Secured Finance Plc
5.25%, 01/15/26 (g)	1,800	1,872
		18,163
Utilities 1.4%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	1,255	1,257
CMS Energy Corp.
8.75%, 06/15/19	50	56
Dominion Resources Inc.
2.96%, 07/01/19 (i)	170	172
DTE Energy Co.
3.80%, 03/15/27	4,250	4,353
Edison International
2.13%, 04/15/20	3,100	3,105
NiSource Finance Corp.
3.49%, 05/15/27	4,160	4,194
4.38%, 05/15/47	2,685	2,785
NSTAR Electric Co.
3.20%, 05/15/27	715	721
Pacific Gas & Electric Co.
3.30%, 03/15/27	1,835	1,875
Southern California Gas Co.
3.20%, 06/15/25	1,475	1,508
Southern Co.
1.55%, 07/01/18	1,930	1,925
1.85%, 07/01/19	620	618
Virginia Electric & Power Co.
3.15%, 01/15/26	345	346
3.50%, 03/15/27	2,455	2,528
		25,443
Total Corporate Bonds And Notes (cost $379,467)		384,359
VARIABLE RATE SENIOR LOAN INTERESTS 1.5% (h)
Consumer Discretionary 0.1%
Charter Communications Operating LLC
Term Loan E, 3.05%, 07/01/20	1,229	1,232
Term Loan F, 3.05%, 01/03/21	591	593
Dollar Tree Inc.
Term Loan B-2, 4.25%, 07/06/22	75	76
Kasima LLC
Term Loan B, 3.65%, 05/17/21	236	237
		2,138
	Shares/Par†	Value
Consumer Staples 0.1%
Chobani LLC
1st Lien Term Loan, 5.29%, 09/30/23	1,919	1,930
Energy 0.2%
BCP Raptor LLC
Term Loan B, 5.47%, 06/06/24 (j)	3,425	3,382
Financials 0.6%
HUB International Ltd.
Term Loan B, 4.05%, 09/16/20	10,813	10,834
Health Care 0.4%
Change Healthcare Holdings Inc.
Term Loan B, 3.79%, 02/02/24	4,933	4,931
DaVita HealthCare Partners Inc.
Term Loan B, 3.79%, 06/20/21	1,095	1,096
Prestige Brands Inc.
Term Loan B-4, 3.79%, 01/20/24	177	178
		6,205
Industrials 0.1%
Manitowoc Foodservice Inc.
Term Loan B, 4.03%, 01/26/23	2,403	2,424
Information Technology 0.0%
Fiserv Inc.
Term Loan A, 2.24%, 10/25/18 (g) (j)	260	259
Total Variable Rate Senior Loan Interests (cost $27,048)		27,172
SHORT TERM INVESTMENTS 15.6%
Investment Companies 15.2%
JNL Government Money Market Fund - Institutional Class, 0.88% (f) (k)	5,000	5,000
T. Rowe Price Government Reserve Fund, 0.98% (f) (k)	279,969	279,969
		284,969
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.90% (k)	7,699	7,699
Total Short Term Investments (cost $292,668)		292,668
Total Investments 101.0% (cost $1,758,271)		1,890,203
Other Derivative Instruments (0.4)%		(6,812)
Other Assets and Liabilities, Net (0.6)%		(11,132)
Total Net Assets 100.0%		$1,872,259

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Convertible security.

(f) Investment in affiliate.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2017, the value and the percentage of net assets of these liquid securities was $103,386 and 5.5%, respectively.

(h) The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2017.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2017.

(j) Security fair valued in good faith in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

See accompanying Notes to Financial Statements.

42

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2017

Currency Abbreviations:

AED - United Arab Emirates Dirham	EGP - Egyptian Pound	KRW - Korean Won	SAR - Saudi Riyal
ARS - Argentine Peso	EUR - European Currency Unit (Euro)	KZT - Kazakh Tenge	SEK - Swedish Krona
AUD - Australian Dollar	GBP - British Pound	LKR - Sri Lankan Rupee	SGD - Singapore Dollar
BRL - Brazilian Real	GEL - Georgian Lari	MAD - Moroccan Dirham	THB - Thai Baht
CAD - Canadian Dollar	HKD - Hong Kong Dollar	MXN - Mexican Peso	TRY - New Turkish Lira
CHF - Swiss Franc	HUF - Hungarian Forint	NOK - Norwegian Krone	UGX - Uganda Shilling
CLP - Chilean Peso	IDR - Indonesian Rupiah	NZD - New Zealand Dollar	USD - United States Dollar
CNH - Chinese Offshore Yuan	ILS - Israeli New Shekel	OMR - Omani Rial	UYU - Uruguayan Peso
CNY - Chinese Yuan	INR - Indian Rupee	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	ISK - Icelandic Krona - Onshore	PLN - Polish Zloty
CZK - Czech Republic Korunas	JPY - Japanese Yen	RSD - Serbian Dinar
DOP - Dominican Peso	KES - Kenyan Shilling	RUB - Russian Ruble

Abbreviations:

ADR - American Depositary Receipt	iTraxx - Group of international credit derivative indexes monitored
ASX - Australian Stock Exchange	by the International Index Company
CAC - Cotation Assistee en Continu	JSE - Johannesburg Stock Exchange
CDI - Chess Depository Interest	LIBOR - London Interbank Offer Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	LME - London Metal Exchange
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MBS - Mortgage Backed Security
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MCDX.NA - Municipal Credit Defualt Swap Index - North American
CLO - Collateralized Loan Obligation	MLP - Master Limited Partnership
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia and Far East	NASDAQ - National Association of Securities Dealers Automated Quotations
ETF - Exchange Traded Fund	OAT - Obligations Assimilables du Tresor
Euribor - Europe Interbank Offered Rate	OJSC - Open Joint-Stock Company
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	SGX - Singapore Exchange
with a term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro-OAT - debt instrument issued by the Republic of France	SPI - Schedule Performance Index
with a term of 8.5 to 10.5 years	ULSD - Ultra Low Sulfur Diesel
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years
FTSE - Financial Times and the London Stock Exchange

Counterparty Abbreviations:

APS - Amherst Pierpont Securities LLC	GSC - Goldman Sachs & Co.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	RBC - Royal Bank of Canada
CCI - Citicorp Securities, Inc.	SCB - Standard Chartered Bank
CGM - Citigroup Global Markets	SGB - Societe Generale Bannon LLC
CIT - Citibank, Inc.	SSB - State Street Brokerage Services, Inc.
CSI - Credit Suisse Securities, LLC	UBS - UBS Securities LLC
DUB - Deutsche Bank Alex Brown Inc.

†   Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or notional. Futures are quoted in unrounded contracts.

"-" Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Financial Statements.

43

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 1, 2017

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.